UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

________

FORM N-PX
________

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-06400

The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

________

101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

________

Michael Beattie, President
The Advisors’ Inner Circle Fund
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

________

Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: October 31
Date of Reporting Period: July 1, 2022 to June 30, 2023

________

Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following funds, each of which is a series of The Advisors’ Inner Circle Fund:

Cambiar Aggressive Value Fund
Cambiar Aggressive Value ETF
(The Cambiar Aggressive Value Fund was reorganized into the Cambiar Aggressive Value ETF on February 13, 2023)
Cambiar International Equity Fund
Cambiar International Small Cap Fund
Cambiar Opportunity Fund
Cambiar Small Cap Fund
Cambiar SMID Fund

Cambiar Aggressive Value Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
APPLIED MATERIALS, INC.
Security ID: 038222105
Meeting Date: 09-Mar-23	Meeting Type: Annual
1a.	Election of Director: Rani Borkar	Management	For	Voted - For
1b.	Election of Director: Judy Bruner	Management	For	Voted - For
1c.	Election of Director: Xun (Eric) Chen	Management	For	Voted - For
1d.	Election of Director: Aart J. de Geus	Management	For	Voted - For
1e.	Election of Director: Gary E. Dickerson	Management	For	Voted - For
1f.	Election of Director: Thomas J. Iannotti	Management	For	Voted - For
1g.	Election of Director: Alexander A. Karsner	Management	For	Voted - For
1h.	Election of Director: Kevin P. March	Management	For	Voted - For
1i.	Election of Director: Yvonne McGill	Management	For	Voted - For
1j.	Election of Director: Scott A. McGregor	Management	For	Voted - For
2.	Approval, on an advisory basis, of the compensation
of Applied Materials' named executive officers for
	fiscal year 2022.	Management	For	Voted - For
3.	Approval, on an advisory basis, of the frequency of
	holding an advisory vote on executive compensation.	Management	1 Year	Voted - 1 Year
4.	Ratification of the appointment of KPMG LLP as
Applied Materials' independent registered public
	accounting firm for fiscal year 2023.	Management	For	Voted - For
5.	Shareholder proposal to amend the appropriate
company governing documents to give the owners of a
combined 10% of our outstanding common stock the
	power to call a special shareholder meeting.	Shareholder	Against	Voted - Against
6.	Shareholder proposal to improve the executive
compensation program and policy to include the CEO
	pay ratio factor.	Shareholder	Against	Voted - Against
CENTENE CORPORATION
Security ID: 15135B101
Meeting Date: 27-Sep-22	Meeting Type: Special
1.	To adopt an amendment to Centene Corporation's
Amended and Restated Certificate of Incorporation
	to declassify the Board of Directors immediately.	Management	For	Voted - For
2.	To adopt an amendment to Centene Corporation's
Amended and Restated Certificate of Incorporation
to eliminate the prohibition on stockholders
	calling special meetings.	Management	For	Voted - For
3.	To adopt an amendment to Centene Corporation's
Amended and Restated Certificate of Incorporation
to grant stockholders the right to act by written
	consent, subject to certain terms and conditions.	Management	For	Voted - For
4.	To approve the adjournment of the Special Meeting
to a later date or time if necessary or
appropriate, including to solicit additional
proxies in favor of any of Proposals 1, 2 or 3 if

Cambiar Aggressive Value Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
there are insufficient votes at the time of the
	Special Meeting to approve any such Proposal.	Management	For	Voted - For
OCI N.V.
Security ID: N6667A111
Meeting Date: 19-Aug-22	Meeting Type: Extraordinary General Meeting
Voting Must Be Lodged With Beneficial Owner Details
As Provided By Your- Custodian Bank. If No
Beneficial Owner Details Are Provided,
	Your-Instructions May Be Rejected.	Non-Voting		Non-Voting
Voting Must Be Lodged With Shareholder Details As
Provided By Your Custodian- Bank. If No Shareholder
Details Are Provided, Your Instructions May Be-
	Rejected.	Non-Voting		Non-Voting
1.	Opening And Announcements	Non-Voting		Non-Voting
2.	Two Proposals To Amend The Articles Of Association
To Facilitate A Capital Repayment In Connection
With The H1 2022 Distribution: I To First Increase
The Nominal Value Of The Shares In The Company's
Share Capital; And Ii To Subsequently Decrease The
Nominal Value Of The Shares In The Company's Share
	Capital, Combined With A Repayment Of Capital	Management	For	Voted - For
3.	Close Of The Extraordinary General Meeting	Non-Voting		Non-Voting
12 Jul 2022: Intermediary Clients Only - Please
Note That If You Are-Classified As An Intermediary
Client Under The Shareholder Rights Directive-Ii,
You Should Be Providing The Underlying Shareholder
Information At The-Vote Instruction Level. If You
Are Unsure On How To Provide This Level Of- Data To
Broadridge Outside Of Proxyedge, Please Speak To
Your Dedicated-Client Service Representative For
	Assistance	Non-Voting		Non-Voting
12 Jul 2022: Please Note That This Is A Revision
Due To Addition Of Comment.-If You Have Already
Sent In Your Votes, Please Do Not Vote Again Unless
You-Decide To Amend Your Original Instructions.
	Thank You	Non-Voting		Non-Voting
ROCKWELL AUTOMATION, INC.
Security ID: 773903109
Meeting Date: 07-Feb-23	Meeting Type: Annual
1.1	Director: William P. Gipson	Management	For	Voted - For
1.2	Director: Pam Murphy	Management	For	Voted - For
1.3	Director: Donald R. Parfet	Management	For	Voted - For
1.4	Director: Robert W. Soderbery	Management	For	Voted - For
B.	To approve, on an advisory basis, the compensation
	of the Corporation's named executive officers.	Management	For	Voted - For

Cambiar Aggressive Value Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
C.	To approve, on an advisory basis, the frequency of
the shareowner vote on the compensation of the
	Corporation's named executive officers.	Management	1 Year	Voted - 1 Year
D.	To approve the selection of Deloitte & Touche LLP
as the Corporation's independent registered public
	accounting firm for fiscal 2023.	Management	For	Voted - For
SYSCO CORPORATION
Security ID: 871829107
Meeting Date: 18-Nov-22	Meeting Type: Annual
1a.	Election of Director: Daniel J. Brutto	Management	For	Voted - For
1b.	Election of Director: Ali Dibadj	Management	For	Voted - For
1c.	Election of Director: Larry C. Glasscock	Management	For	Voted - For
1d.	Election of Director: Jill M. Golder	Management	For	Voted - For
1e.	Election of Director: Bradley M. Halverson	Management	For	Voted - For
1f.	Election of Director: John M. Hinshaw	Management	For	Voted - For
1g.	Election of Director: Kevin P. Hourican	Management	For	Voted - For
1h.	Election of Director: Hans-Joachim Koerber	Management	For	Voted - For
1i.	Election of Director: Alison Kenney Paul	Management	For	Voted - For
1j.	Election of Director: Edward D. Shirley	Management	For	Voted - For
1k.	Election of Director: Sheila G. Talton	Management	For	Voted - For
2.	To approve, by advisory vote, the compensation paid
to Sysco's named executive officers, as disclosed
	in Sysco's 2022 proxy statement.	Management	For	Voted - For
3.	To ratify the appointment of Ernst & Young LLP as
Sysco's independent registered public accounting
	firm for fiscal 2023.	Management	For	Voted - For
4.	To consider a stockholder proposal, if properly
presented at the meeting, related to a third party
	civil rights audit.	Shareholder	Against	Voted - For
5.	To consider a stockholder proposal, if properly
presented at the meeting, related to third party
	assessments of supply chain risks.	Shareholder	Against	Voted - For
6.	To consider a stockholder proposal, if properly
presented at the meeting, related to a report on
	the reduction of plastic packaging use.	Shareholder	Against	Voted - For
TE CONNECTIVITY LTD
Security ID: H84989104
Meeting Date: 15-Mar-23	Meeting Type: Annual
1a.	Election of Director: Jean-Pierre Clamadieu	Management	For	Voted - For
1b.	Election of Director: Terrence R. Curtin	Management	For	Voted - For
1c.	Election of Director: Carol A. ("John") Davidson	Management	For	Voted - For
1d.	Election of Director: Lynn A. Dugle	Management	For	Voted - For
1e.	Election of Director: William A. Jeffrey	Management	For	Voted - For
1f.	Election of Director: Syaru Shirley Lin	Management	For	Voted - For
1g.	Election of Director: Thomas J. Lynch	Management	For	Voted - For

Cambiar Aggressive Value Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
1h.	Election of Director: Heath A. Mitts	Management	For	Voted - For
1i.	Election of Director: Abhijit Y. Talwalkar	Management	For	Voted - For
1j.	Election of Director: Mark C. Trudeau	Management	For	Voted - For
1k.	Election of Director: Dawn C. Willoughby	Management	For	Voted - For
1l.	Election of Director: Laura H. Wright	Management	For	Voted - For
2.	To elect Thomas J. Lynch as the Chairman of the
	Board of Directors	Management	For	Voted - For
3a.	To elect the individual member of the Management
Development and Compensation Committee: Abhijit Y.
	Talwalkar	Management	For	Voted - For
3b.	To elect the individual member of the Management
Development and Compensation Committee: Mark C.
	Trudeau	Management	For	Voted - For
3c.	To elect the individual member of the Management
Development and Compensation Committee: Dawn C.
	Willoughby	Management	For	Voted - For
4.	To elect Dr. René Schwarzenbach, of Proxy Voting
Services GmbH, or another individual representative
of Proxy Voting Services GmbH if Dr. Schwarzenbach
is unable to serve at the relevant meeting, as the
independent proxy at the 2024 annual meeting of TE
Connectivity and any shareholder meeting that may
	be held prior to that meeting.	Management	For	Voted - For
5.1	To approve the 2022 Annual Report of TE
Connectivity Ltd. (excluding the statutory
financial statements for the fiscal year ended
September 30, 2022, the consolidated financial
statements for the fiscal year ended September 30,
2022 and the Swiss Statutory Compensation Report
	for the fiscal year ended September 30, 2022).	Management	For	Voted - For
5.2	To approve the statutory financial statements of TE
Connectivity Ltd. for the fiscal year ended
	September 30, 2022.	Management	For	Voted - For
5.3	To approve the consolidated financial statements of
TE Connectivity Ltd. for the fiscal year ended
	September 30, 2022.	Management	For	Voted - For
6.	To release the members of the Board of Directors
and executive officers of TE Connectivity for
activities during the fiscal year ended September
	30, 2022.	Management	For	Voted - For
7.1	To elect Deloitte & Touche LLP as TE Connectivity's
independent registered public accounting firm for
	fiscal year 2023.	Management	For	Voted - For
7.2	To elect Deloitte AG, Zurich, Switzerland, as TE
Connectivity's Swiss registered auditor until the
	next annual general meeting of TE Connectivity.	Management	For	Voted - For
7.3	To elect PricewaterhouseCoopers AG, Zurich,
Switzerland, as TE Connectivity's special auditor
until the next annual general meeting of TE
	Connectivity.	Management	For	Voted - For
8.	An advisory vote to approve named executive officer
	compensation.	Management	For	Voted - For

Cambiar Aggressive Value Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
9.	An advisory vote on the frequency of an advisory
vote to approve named executive officer
	compensation.	Management	1 Year	Voted - 1 Year
10.	An advisory vote to approve the Swiss Statutory
Compensation Report for the fiscal year ended
	September 30, 2022.	Management	For	Voted - For
11.	A binding vote to approve fiscal year 2024 maximum
aggregate compensation amount for executive
	management.	Management	For	Voted - For
12.	A binding vote to approve fiscal year 2024 maximum
aggregate compensation amount for the Board of
	Directors.	Management	For	Voted - For
13.	To approve the carryforward of unappropriated
	accumulated earnings at September 30, 2022.	Management	For	Voted - For
14.	To approve a dividend payment to shareholders equal
to $2.36 per issued share to be paid in four equal
quarterly installments of $0.59 starting with the
third fiscal quarter of 2023 and ending in the
second fiscal quarter of 2024 pursuant to the terms
	of the dividend resolution.	Management	For	Voted - For
15.	To approve an authorization relating to TE
	Connectivity's Share Repurchase Program.	Management	For	Voted - For
16.	To approve a reduction of share capital for shares
acquired under TE Connectivity's share repurchase
program and related amendments to the articles of
	association of TE Connectivity Ltd.	Management	For	Voted - For
17.	To approve changes to share capital and related
amendments to the articles of association of TE
	Connectivity Ltd.	Management	For	Voted - For

Cambiar Aggressive Value ETF
Proposal		Proposed by	Mgt. Position	Registrant Voted
AIR LEASE CORPORATION
Security ID: 00912X302	Ticker: AL
Meeting Date: 03-May-23	Meeting Type: Annual
1a.	Election of Director: Matthew J. Hart	Management	For	Voted - For
1b.	Election of Director: Yvette H. Clark	Management	For	Voted - For
1c.	Election of Director: Cheryl Gordon Krongard	Management	For	Voted - For
1d.	Election of Director: Marshall O. Larsen	Management	For	Voted - For
1e.	Election of Director: Susan McCaw	Management	For	Voted - For
1f.	Election of Director: Robert A. Milton	Management	For	Voted - For
1g.	Election of Director: John L. Plueger	Management	For	Voted - For
1h.	Election of Director: Ian M. Saines	Management	For	Voted - For
1i.	Election of Director: Steven F. Udvar-Házy	Management	For	Voted - For
2.	Ratify the appointment of KPMG LLP as our
independent registered public accounting firm for
	2023.	Management	For	Voted - For
3.	Approve the Air Lease Corporation 2023 Equity
	Incentive Plan.	Management	For	Voted - For
4.	Advisory vote to approve named executive officer
	compensation.	Management	For	Voted - For
ALPHABET INC.
Security ID: 02079K305	Ticker: GOOGL
Meeting Date: 02-Jun-23	Meeting Type: Annual
1a.	Election of Director: Larry Page	Management	For	Voted - For
1b.	Election of Director: Sergey Brin	Management	For	Voted - For
1c.	Election of Director: Sundar Pichai	Management	For	Voted - For
1d.	Election of Director: John L. Hennessy	Management	For	Voted - For
1e.	Election of Director: Frances H. Arnold	Management	For	Voted - For
1f.	Election of Director: R. Martin "Marty" Chávez	Management	For	Voted - For
1g.	Election of Director: L. John Doerr	Management	For	Voted - For
1h.	Election of Director: Roger W. Ferguson Jr.	Management	For	Voted - For
1i.	Election of Director: Ann Mather	Management	For	Voted - For
1j.	Election of Director: K. Ram Shriram	Management	For	Voted - For
1k.	Election of Director: Robin L. Washington	Management	For	Voted - For
2.	Ratification of the appointment of Ernst & Young
LLP as Alphabet's independent registered public
accounting firm for the fiscal year ending December
	31, 2023	Management	For	Voted - For
3.	Approval of amendment and restatement of Alphabet's
Amended and Restated 2021 Stock Plan to increase
the share reserve by 170,000,000 (post stock split)
	shares of Class C capital stock	Management	For	Voted - For
4.	Advisory vote to approve compensation awarded to
	named executive officers	Management	For	Voted - For

Cambiar Aggressive Value ETF
Proposal		Proposed by	Mgt. Position	Registrant Voted
5.	Advisory vote on the frequency of advisory votes to
approve compensation awarded to named executive
	officers	Management	3 Years	Voted - 3 Years
6.	Stockholder proposal regarding a lobbying report	Shareholder	Against	Voted - Against
7.	Stockholder proposal regarding a congruency report	Shareholder	Against	Voted - Against
8.	Stockholder proposal regarding a climate lobbying
	report	Shareholder	Against	Voted - Against
9.	Stockholder proposal regarding a report on
	reproductive rights and data privacy	Shareholder	Against	Voted - Against
10.	Stockholder proposal regarding a human rights
	assessment of data center siting	Shareholder	Against	Voted - Against
11.	Stockholder proposal regarding a human rights
	assessment of targeted ad policies and practices	Shareholder	Against	Voted - Against
12.	Stockholder proposal regarding algorithm disclosures	Shareholder	Against	Voted - Against
13.	Stockholder proposal regarding a report on
	alignment of YouTube policies with legislation	Shareholder	Against	Voted - Against
14.	Stockholder proposal regarding a content governance
	report	Shareholder	Against	Voted - Against
15.	Stockholder proposal regarding a performance review
	of the Audit and Compliance Committee	Shareholder	Against	Voted - Against
16.	Stockholder proposal regarding bylaws amendment	Shareholder	Against	Voted - Against
17.	Stockholder proposal regarding "executives to
	retain significant stock"	Shareholder	Against	Voted - Against
18.	Stockholder proposal regarding equal shareholder
	voting	Shareholder	Against	Voted - Against
AMERICAN EXPRESS COMPANY
Security ID: 025816109	Ticker: AXP
Meeting Date: 02-May-23	Meeting Type: Annual
1a.	Election of Director for a term of one year: Thomas
	J. Baltimore	Management	For	Voted - For
1b.	Election of Director for a term of one year: John
	J. Brennan	Management	For	Voted - For
1c.	Election of Director for a term of one year: Peter
	Chernin	Management	For	Voted - For
1d.	Election of Director for a term of one year: Walter
	J. Clayton III	Management	For	Voted - For
1e.	Election of Director for a term of one year: Ralph
	de la Vega	Management	For	Voted - For
1f.	Election of Director for a term of one year:
	Theodore J. Leonsis	Management	For	Voted - For
1g.	Election of Director for a term of one year:
	Deborah P. Majoras	Management	For	Voted - For
1h.	Election of Director for a term of one year: Karen
	L. Parkhill	Management	For	Voted - For
1i.	Election of Director for a term of one year:
	Charles E. Phillips	Management	For	Voted - For
1j.	Election of Director for a term of one year: Lynn
	A. Pike	Management	For	Voted - For

Cambiar Aggressive Value ETF
Proposal		Proposed by	Mgt. Position	Registrant Voted
1k.	Election of Director for a term of one year:
	Stephen J. Squeri	Management	For	Voted - For
1l.	Election of Director for a term of one year: Daniel
	L. Vasella	Management	For	Voted - For
1m.	Election of Director for a term of one year: Lisa
	W. Wardell	Management	For	Voted - For
1n.	Election of Director for a term of one year:
	Christopher D. Young	Management	For	Voted - For
2.	Ratification of appointment of
PricewaterhouseCoopers LLP as independent
	registered public accounting firm for 2023.	Management	For	Voted - For
3.	Approval, on an advisory basis, of the Company's
	executive compensation.	Management	For	Voted - For
4.	Advisory resolution to approve the frequency of
	future advisory say-on-pay votes.	Management	1 Year	Voted - 1 Year
5.	Shareholder proposal relating to shareholder
	ratification of excessive termination pay.	Shareholder	Against	Voted - For
6.	Shareholder proposal relating to abortion &
	consumer data privacy.	Shareholder	Against	Voted - For
BAYER AG
Security ID: 072730302	Ticker: BAYRY
Meeting Date: 28-Apr-23	Meeting Type: Annual
1	Distribution of the Profit	Management	For	Voted - For
2	Ratification of the actions of the members of the
	Board of Management	Management	For	Voted - For
3	Ratification of the actions of the members of the
	Supervisory Board	Management	For	Voted - For
4.1	Supervisory Board election: Prof. Dr. Norbert
	Winkeljohann	Management	For	Voted - For
4.2	Supervisory Board election: Kimberly Mathisen	Management	For	Voted - For
5	Approval of the Compensation report	Management	For	Voted - For
6	Authorization of the Board of Management to provide
for the holding of virtual Annual Stockholders'
Meeting (amendment of Article 13 of the Articles of
	Incorporation)	Management	For	Voted - For
7	Enabling the members of the Supervisory Board to
participate in virtual Annual Stockholders'
Meetings by means of video and audio transmission
(amendment of Articles 15 of the Articles of
	Incorporation)	Management	For	Voted - For
8	Election of the Auditor (Deloitte, full-year, half
	year and Q3 2023; Q1 2024)	Management	For	Voted - For

Cambiar Aggressive Value ETF
Proposal		Proposed by	Mgt. Position	Registrant Voted
CENOVUS ENERGY INC.
Security ID: 15135U109	Ticker: CVE
Meeting Date: 26-Apr-23	Meeting Type: Annual
1	Appoint PricewaterhouseCoopers LLP, Chartered
Professional Accountants, as auditor of the
	Corporation.	Management	For	Voted - For
2A	Election of Director - Keith M. Casey	Management	For	Voted - For
2B	Election of Director - Canning K.N. Fok	Management	For	Voted - For
2C	Election of Director - Jane E. Kinney	Management	For	Voted - For
2D	Election of Director - Harold N. Kvisle	Management	For	Voted - For
2E	Election of Director - Eva L. Kwok	Management	For	Voted - For
2F	Election of Director - Melanie A. Little	Management	For	Voted - For
2G	Election of Director - Richard J. Marcogliese	Management	For	Voted - For
2H	Election of Director - Jonathan M. McKenzie	Management	For	Voted - For
2I	Election of Director - Claude Mongeau	Management	For	Voted - For
2J	Election of Director - Alexander J. Pourbaix	Management	For	Voted - For
2K	Election of Director - Wayne E. Shaw	Management	For	Voted - For
2L	Election of Director - Frank J. Sixt	Management	For	Voted - For
2M	Election of Director - Rhonda I. Zygocki	Management	For	Voted - For
3	Accept the Corporation's approach to executive
	compensation.	Management	For	Voted - For
4	Approve the shareholder proposal on lobbying
	reporting.	Shareholder	For	Voted - For
CENTENE CORPORATION
Security ID: 15135B101	Ticker: CNC
Meeting Date: 10-May-23	Meeting Type: Annual
1a.	ELECTION OF DIRECTOR: Jessica L. Blume	Management	For	Voted - For
1b.	ELECTION OF DIRECTOR: Kenneth A. Burdick	Management	For	Voted - For
1c.	ELECTION OF DIRECTOR: Christopher J. Coughlin	Management	For	Voted - For
1d.	ELECTION OF DIRECTOR: H. James Dallas	Management	For	Voted - For
1e.	ELECTION OF DIRECTOR: Wayne S. DeVeydt	Management	For	Voted - For
1f.	ELECTION OF DIRECTOR: Frederick H. Eppinger	Management	For	Voted - For
1g.	ELECTION OF DIRECTOR: Monte E. Ford	Management	For	Voted - For
1h.	ELECTION OF DIRECTOR: Sarah M. London	Management	For	Voted - For
1i.	ELECTION OF DIRECTOR: Lori J. Robinson	Management	For	Voted - For
1j.	ELECTION OF DIRECTOR: Theodore R. Samuels	Management	For	Voted - For
2.	Advisory Vote To Approve Executive Compensation.	Management	For	Voted - For
3.	Advisory Vote On Frequency Of Future Advisory Votes
	On Executive Compensation.	Management	1 Year	Voted - 1 Year
4.	Ratification Of Appointment Of Kpmg Llp As Our
Independent Public Accounting Firm For The Year
	Ending December 31, 2023.	Management	For	Voted - For
5.	Stockholder Proposal For Shareholder Ratification
	Of Termination Pay.	Shareholder	Against	Voted - For

Cambiar Aggressive Value ETF
Proposal		Proposed by	Mgt. Position	Registrant Voted
6.	Stockholder Proposal For Maternal Morbidity
	Reduction Metrics In Executive Compensation.	Shareholder	Against	Voted - For
CORTEVA INC.
Security ID: 22052L104	Ticker: CTVA
Meeting Date: 21-Apr-23	Meeting Type: Annual
1a.	Election of Director: Lamberto Andreotti	Management	For	Voted - For
1b.	Election of Director: Klaus A. Engel	Management	For	Voted - For
1c.	Election of Director: David C. Everitt	Management	For	Voted - For
1d.	Election of Director: Janet P. Giesselman	Management	For	Voted - For
1e.	Election of Director: Karen H. Grimes	Management	For	Voted - For
1f.	Election of Director: Michael O. Johanns	Management	For	Voted - For
1g.	Election of Director: Rebecca B. Liebert	Management	For	Voted - For
1h.	Election of Director: Marcos M. Lutz	Management	For	Voted - For
1i.	Election of Director: Charles V. Magro	Management	For	Voted - For
1j.	Election of Director: Nayaki R. Nayyar	Management	For	Voted - For
1k.	Election of Director: Gregory R. Page	Management	For	Voted - For
1l.	Election of Director: Kerry J. Preete	Management	For	Voted - For
1m.	Election of Director: Patrick J. Ward	Management	For	Voted - For
2.	Advisory resolution to approve executive
compensation of the Company's named executive
	officers.	Management	For	Voted - For
3.	Ratification of the appointment of
PricewaterhouseCoopers LLP as the Company's
independent registered public accounting firm for
	2023.	Management	For	Voted - For
ING GROEP N.V.
Security ID: 456837103	Ticker: ING
Meeting Date: 24-Apr-23	Meeting Type: Annual
2c.	Remuneration Report for 2022 (advisory voting item).	Management	For	Voted - For
2d.	Financial Statements (annual accounts) for 2022
	(voting item).	Management	For	Voted - For
3b.	Dividend for 2022 (voting item).	Management	For	Voted - For
4a.	Discharge of the members of the Executive Board in
respect of their duties performed during the year
	2022 (voting item).	Management	For	Voted - For
4b.	Discharge of the members of the Supervisory Board
in respect of their duties performed during the
	year 2022 (voting item).	Management	For	Voted - For
5.	Reappointment of the external auditor (voting item).	Management	For	Voted - For
6.	Reappointment of Tanate Phutrakul to the Executive
	Board (voting item).	Management	For	Voted - For
7a.	Appointment of Alexandra Reich to the Supervisory
	Board (voting item).	Management	For	Voted - For
7b.	Appointment of Karl Guha to the Supervisory Board
	(voting item).	Management	For	Voted - For

Cambiar Aggressive Value ETF
Proposal		Proposed by	Mgt. Position	Registrant Voted
7c.	Reappointment of Herna Verhagen to the Supervisory
	Board (voting item).	Management	For	Voted - For
7d.	Reappointment of Mike Rees to the Supervisory Board
	(voting item).	Management	For	Voted - For
8a.	Authorization of the Executive Board to issue
	ordinary shares (voting item).	Management	For	Voted - For
8b.	Authorization of the Executive Board to issue
ordinary shares with or without pre-emptive rights
	of existing shareholders (voting item).	Management	For	Voted - For
9.	Authorization of the Executive Board to acquire
ordinary shares in ING Group's own capital (voting
	item).	Management	For	Voted - For
10.	Reduction of the issued share capital by cancelling
ordinary shares acquired by ING Group pursuant to
	the authority under agenda item 9 (voting item).	Management	For	Voted - For
INTERCONTINENTAL EXCHANGE, INC.
Security ID: 45866F104	Ticker: ICE
Meeting Date: 19-May-23	Meeting Type: Annual
1a.	Election of Director for terms expiring in 2024:
	Hon. Sharon Y. Bowen	Management	For	Voted - For
1b.	Election of Director for terms expiring in 2024:
	Shantella E. Cooper	Management	For	Voted - For
1c.	Election of Director for terms expiring in 2024:
	Duriya M. Farooqui	Management	For	Voted - For
1d.	Election of Director for terms expiring in 2024:
	The Rt. Hon. the Lord Hague of Richmond	Management	For	Voted - For
1e.	Election of Director for terms expiring in 2024:
	Mark F. Mulhern	Management	For	Voted - For
1f.	Election of Director for terms expiring in 2024:
	Thomas E. Noonan	Management	For	Voted - For
1g.	Election of Director for terms expiring in 2024:
	Caroline L. Silver	Management	For	Voted - For
1h.	Election of Director for terms expiring in 2024:
	Jeffrey C. Sprecher	Management	For	Voted - For
1i.	Election of Director for terms expiring in 2024:
	Judith A. Sprieser	Management	For	Voted - For
1j.	Election of Director for terms expiring in 2024:
	Martha A. Tirinnanzi	Management	For	Voted - For
2.	To approve, by non-binding vote, the advisory
resolution on executive compensation for named
	executive officers.	Management	For	Voted - For
3.	To approve, by non-binding vote, the advisory
resolution to approve the frequency of future
	advisory votes on executive compensation.	Management	1 Year	Voted - 1 Year
4.	To ratify the appointment of Ernst & Young LLP as
our independent registered public accounting firm
	for the fiscal year ending December 31, 2023.	Management	For	Voted - For
5.	A stockholder proposal regarding special
stockholder meeting improvement, if properly
	presented at the Annual Meeting.	Shareholder	Against	Voted - Against

Cambiar Aggressive Value ETF
Proposal		Proposed by	Mgt. Position	Registrant Voted
LABORATORY CORP. OF AMERICA HOLDINGS
Security ID: 50540R409	Ticker: LH
Meeting Date: 11-May-23	Meeting Type: Annual
1a.	Election of Director: Kerrii B. Anderson	Management	For	Voted - For
1b.	Election of Director: Jean-Luc Bélingard	Management	For	Voted - For
1c.	Election of Director: Jeffrey A. Davis	Management	For	Voted - For
1d.	Election of Director: D. Gary Gilliland, M.D., Ph.D.	Management	For	Voted - For
1e.	Election of Director: Kirsten M. Kliphouse	Management	For	Voted - For
1f.	Election of Director: Garheng Kong, M.D., Ph.D.	Management	For	Voted - For
1g.	Election of Director: Peter M. Neupert	Management	For	Voted - For
1h.	Election of Director: Richelle P. Parham	Management	For	Voted - For
1i.	Election of Director: Adam H. Schechter	Management	For	Voted - For
1j.	Election of Director: Kathryn E. Wengel	Management	For	Voted - For
1k.	Election of Director: R. Sanders Williams, M.D.	Management	For	Voted - For
2.	To approve, by non-binding vote, executive
	compensation.	Management	For	Voted - For
3.	To recommend by non-binding vote, the frequency of
	future non- binding votes on executive compensation.	Management	1 Year	Voted - 1 Year
4.	Ratification of the appointment of Deloitte and
Touche LLP as Laboratory Corporation of America
Holdings' independent registered public accounting
	firm for the year ending December 31, 2023.	Management	For	Voted - For
5.	Shareholder proposal relating to a policy regarding
separation of the roles of Board Chairman and Chief
	Executive Officer.	Shareholder	Against	Voted - For
6.	Shareholder proposal regarding a Board report on
	transport of nonhuman primates within the U.S.	Shareholder	Against	Voted - Against
7.	Shareholder proposal regarding a Board report on
known risks of fulfilling information requests and
	mitigation strategies.	Shareholder	Against	Voted - Against
RAYTHEON TECHNOLOGIES
Security ID: 75513E101	Ticker: RTX
Meeting Date: 02-May-23	Meeting Type: Annual
1a.	Election of Director: Tracy A. Atkinson	Management	For	Voted - For
1b.	Election of Director: Leanne G. Caret	Management	For	Voted - For
1c.	Election of Director: Bernard A. Harris, Jr.	Management	For	Voted - For
1d.	Election of Director: Gregory J. Hayes	Management	For	Voted - For
1e.	Election of Director: George R. Oliver	Management	For	Voted - For
1f.	Election of Director: Robert K. (Kelly) Ortberg	Management	For	Voted - For
1g.	Election of Director: Dinesh C. Paliwal	Management	For	Voted - For
1h.	Election of Director: Ellen M. Pawlikowski	Management	For	Voted - For
1i.	Election of Director: Denise L. Ramos	Management	For	Voted - For
1j.	Election of Director: Fredric G. Reynolds	Management	For	Voted - For
1k.	Election of Director: Brian C. Rogers	Management	For	Voted - For
1l.	Election of Director: James A. Winnefeld, Jr.	Management	For	Voted - For

Cambiar Aggressive Value ETF
Proposal		Proposed by	Mgt. Position	Registrant Voted
1m.	Election of Director: Robert O. Work	Management	For	Voted - For
2.	Advisory Vote to Approve Executive Compensation	Management	For	Voted - For
3.	Advisory Vote on the Frequency of Shareowner Votes
	on Named Executive Officer Compensation	Management	1 Year	Voted - 1 Year
4.	Appoint PricewaterhouseCoopers LLP to Serve as
	Independent Auditor for 2023	Management	For	Voted - For
5.	Approve an Amendment to the Restated Certificate of
	Incorporation to Repeal Article Ninth	Management	For	Voted - For
6.	Approve an Amendment to the Restated Certificate of
Incorporation to Eliminate Personal Liability of
Officers for Monetary Damages for Breach of
	Fiduciary Duty as an Officer	Management	For	Voted - Against
7.	Shareowner Proposal Requesting the Board Adopt an
	Independent Board Chair Policy	Shareholder	Against	Voted - For
8.	Shareowner Proposal Requesting a Report on
	Greenhouse Gas Reduction Plan	Shareholder	Against	Voted - For
SAP SE
Security ID: 803054204	Ticker: SAP
Meeting Date: 11-May-23	Meeting Type: Annual
2	Resolution on the appropriation of the retained
	earnings for fiscal year 2022	Management	For	Voted - For
3	Resolution on the formal approval of the acts of
	the Executive Board in fiscal year 2022	Management	For	Voted - For
4	Resolution on the formal approval of the acts of
	the Supervisory Board in fiscal year 2022	Management	For	Voted - For
5	Resolution on the approval of the compensation
	report for fiscal year 2022	Management	For	Voted - For
6	Resolution on the authorization to acquire and use
treasury shares pursuant to Section 71 (1) no. 8 of
the German Stock Corporation Act (Aktiengesetz;
"AktG"), with possible exclusion of the
shareholders' subscription rights and potential
rights to offer shares and the possibility to
	redeem treasury shares	Management	For	Voted - For
7	Resolution on the authorization to use derivatives
to acquire treasury shares in accordance with
Section 71 (1) no. 8 AktG, with possible exclusion
of the shareholders' subscription rights and
	potential rights to offer shares	Management	For	Voted - For
8a	Election of Supervisory Board member: Jennifer
	Xin-Zhe Li	Management	For	Voted - For
8b	Election of Supervisory Board member: Dr. Qi Lu	Management	For	Voted - For
8c	Election of Supervisory Board member: Dr. h. c.
	Punit Renjen	Management	For	Voted - For
9	Resolution on the approval of the compensation
	system for Executive Board members	Management	For	Voted - For
10	Resolution on the compensation of the Supervisory
Board members concerning the granting of additional
compensation for the Lead Independent Director

Cambiar Aggressive Value ETF
Proposal		Proposed by	Mgt. Position	Registrant Voted
under amendment of Article 16 of the Articles of
	Incorporation	Management	For	Voted - For
11a	Addition of a new Article 20a to the Articles of
Incorporation to enable virtual General Meetings of
	Shareholders: Authorization of the Executive Board	Management	For	Voted - For
11b	Addition of a new Article 20a to the Articles of
Incorporation to enable virtual General Meetings of
Shareholders: Participation of Supervisory Board
	members in virtual general meetings	Management	For	Voted - For
SHELL PLC
Security ID: 780259305	Ticker: SHEL
Meeting Date: 23-May-23	Meeting Type: Annual
1.	Annual Report & Accounts be received	Management	For	Voted - For
2.	Approval of Directors' Remuneration Policy	Management	For	Voted - For
3.	Approval of Directors' Remuneration Report	Management	For	Voted - For
4.	Appointment of Wael Sawan as a Director of the
	Company	Management	For	Voted - For
5.	Appointment of Cyrus Taraporevala as a Director of
	the Company	Management	For	Voted - For
6.	Appointment of Sir Charles Roxburgh as a Director
	of the Company	Management	For	Voted - For
7.	Appointment of Leena Srivastava as a Director of
	the Company	Management	For	Voted - For
8.	Reappointment of Sinead Gorman as a Director of the
	Company	Management	For	Voted - For
9.	Reappointment of Dick Boer as a Director of the
	Company	Management	For	Voted - For
10.	Reappointment of Neil Carson as a Director of the
	Company	Management	For	Voted - For
11.	Reappointment of Ann Godbehere as a Director of the
	Company	Management	For	Voted - For
12.	Reappointment of Jane Holl Lute as a Director of
	the Company	Management	For	Voted - For
13.	Reappointment of Catherine Hughes as a Director of
	the Company	Management	For	Voted - For
14.	Reappointment of Sir Andrew Mackenzie as a Director
	of the Company	Management	For	Voted - For
15.	Reappointment of Abraham (Bram) Schot as a Director
	of the Company	Management	For	Voted - For
16.	Reappointment of Auditors	Management	For	Voted - For
17.	Remuneration of Auditors	Management	For	Voted - For
18.	Authority to allot shares	Management	For	Voted - For
19.	Disapplication of pre-emption rights	Management	For	Voted - For
20.	Authority to make on market purchases of own shares	Management	For	Voted - For
21.	Authority to make off market purchases of own shares	Management	For	Voted - For
22.	Authority to make certain donations/incur
	expenditure	Management	For	Voted - For
23.	Adoption of new Articles of Association	Management	For	Voted - For

Cambiar Aggressive Value ETF
Proposal		Proposed by	Mgt. Position	Registrant Voted
24.	Approval of Shell's Share Plan ('Plan') rules and
	authority to adopt schedules to the Plan	Management	For	Voted - For
25.	Approve Shell's Energy Transition Progress	Management	For	Voted - For
26.	Shareholder resolution	Shareholder	Against	Voted - Against
SUNCOR ENERGY INC.
Security ID: 867224107	Ticker: SU
Meeting Date: 09-May-23	Meeting Type: Annual
1A	Election of Director - Ian R. Ashby	Management	For	Voted - For
1B	Election of Director - Patricia M. Bedient	Management	For	Voted - For
1C	Election of Director - Russell K. Girling	Management	For	Voted - For
1D	Election of Director - Jean Paul Gladu	Management	For	Voted - For
1E	Election of Director - Dennis M. Houston	Management	For	Voted - For
1F	Election of Director - Richard M. Kruger	Management	For	Voted - For
1G	Election of Director - Brian P. MacDonald	Management	For	Voted - For
1H	Election of Director - Lorraine Mitchelmore	Management	For	Voted - For
1I	Election of Director - Daniel Romasko	Management	For	Voted - For
1J	Election of Director - Christopher R. Seasons	Management	For	Voted - For
1K	Election of Director - M. Jacqueline Sheppard	Management	For	Voted - For
1L	Election of Director - Eira M. Thomas	Management	For	Voted - For
1M	Election of Director - Michael M. Wilson	Management	For	Voted - For
2	Appointment of KPMG LLP as auditor of Suncor Energy
	Inc. until the close of the next annual meeting.	Management	For	Voted - For
3	To consider and, if deemed fit, approve an advisory
resolution on Suncor's approach to executive
compensation disclosed in the Management Proxy
	Circular of Suncor Energy Inc. dated March 24, 2023.	Management	For	Voted - For
4	To consider a shareholder proposal regarding the
production of a report outlining how Suncor's
capital expenditure plans align with its 2030
	emissions reductions target.	Shareholder	Against	Voted - Against
TE CONNECTIVITY LTD
Security ID: H84989104	Ticker: TEL
Meeting Date: 15-Mar-23	Meeting Type: Annual
1a.	Election of Director: Jean-Pierre Clamadieu	Management	For	Voted - For
1b.	Election of Director: Terrence R. Curtin	Management	For	Voted - For
1c.	Election of Director: Carol A. ("John") Davidson	Management	For	Voted - For
1d.	Election of Director: Lynn A. Dugle	Management	For	Voted - For
1e.	Election of Director: William A. Jeffrey	Management	For	Voted - For
1f.	Election of Director: Syaru Shirley Lin	Management	For	Voted - For
1g.	Election of Director: Thomas J. Lynch	Management	For	Voted - For
1h.	Election of Director: Heath A. Mitts	Management	For	Voted - For
1i.	Election of Director: Abhijit Y. Talwalkar	Management	For	Voted - For
1j.	Election of Director: Mark C. Trudeau	Management	For	Voted - For
1k.	Election of Director: Dawn C. Willoughby	Management	For	Voted - For

Cambiar Aggressive Value ETF
Proposal		Proposed by	Mgt. Position	Registrant Voted
1l.	Election of Director: Laura H. Wright	Management	For	Voted - For
2.	To elect Thomas J. Lynch as the Chairman of the
	Board of Directors	Management	For	Voted - For
3a.	To elect the individual member of the Management
Development and Compensation Committee: Abhijit Y.
	Talwalkar	Management	For	Voted - For
3b.	To elect the individual member of the Management
Development and Compensation Committee: Mark C.
	Trudeau	Management	For	Voted - For
3c.	To elect the individual member of the Management
Development and Compensation Committee: Dawn C.
	Willoughby	Management	For	Voted - For
4.	To elect Dr. René Schwarzenbach, of Proxy Voting
Services GmbH, or another individual representative
of Proxy Voting Services GmbH if Dr. Schwarzenbach
is unable to serve at the relevant meeting, as the
independent proxy at the 2024 annual meeting of TE
Connectivity and any shareholder meeting that may
	be held prior to that meeting.	Management	For	Voted - For
5.1	To approve the 2022 Annual Report of TE
Connectivity Ltd. (excluding the statutory
financial statements for the fiscal year ended
September 30, 2022, the consolidated financial
statements for the fiscal year ended September 30,
2022 and the Swiss Statutory Compensation Report
	for the fiscal year ended September 30, 2022).	Management	For	Voted - For
5.2	To approve the statutory financial statements of TE
Connectivity Ltd. for the fiscal year ended
	September 30, 2022.	Management	For	Voted - For
5.3	To approve the consolidated financial statements of
TE Connectivity Ltd. for the fiscal year ended
	September 30, 2022.	Management	For	Voted - For
6.	To release the members of the Board of Directors
and executive officers of TE Connectivity for
activities during the fiscal year ended September
	30, 2022.	Management	For	Voted - For
7.1	To elect Deloitte & Touche LLP as TE Connectivity's
independent registered public accounting firm for
	fiscal year 2023.	Management	For	Voted - For
7.2	To elect Deloitte AG, Zurich, Switzerland, as TE
Connectivity's Swiss registered auditor until the
	next annual general meeting of TE Connectivity.	Management	For	Voted - For
7.3	To elect PricewaterhouseCoopers AG, Zurich,
Switzerland, as TE Connectivity's special auditor
until the next annual general meeting of TE
	Connectivity.	Management	For	Voted - For
8.	An advisory vote to approve named executive officer
	compensation.	Management	For	Voted - For
9.	An advisory vote on the frequency of an advisory
vote to approve named executive officer
	compensation.	Management	1 Year	Voted - 1 Year
10.	An advisory vote to approve the Swiss Statutory
Compensation Report for the fiscal year ended
	September 30, 2022.	Management	For	Voted - For

Cambiar Aggressive Value ETF
Proposal		Proposed by	Mgt. Position	Registrant Voted
11.	A binding vote to approve fiscal year 2024 maximum
aggregate compensation amount for executive
	management.	Management	For	Voted - For
12.	A binding vote to approve fiscal year 2024 maximum
aggregate compensation amount for the Board of
	Directors.	Management	For	Voted - For
13.	To approve the carryforward of unappropriated
	accumulated earnings at September 30, 2022.	Management	For	Voted - For
14.	To approve a dividend payment to shareholders equal
to $2.36 per issued share to be paid in four equal
quarterly installments of $0.59 starting with the
third fiscal quarter of 2023 and ending in the
second fiscal quarter of 2024 pursuant to the terms
	of the dividend resolution.	Management	For	Voted - For
15.	To approve an authorization relating to TE
	Connectivity's Share Repurchase Program.	Management	For	Voted - For
16.	To approve a reduction of share capital for shares
acquired under TE Connectivity's share repurchase
program and related amendments to the articles of
	association of TE Connectivity Ltd.	Management	For	Voted - For
17.	To approve changes to share capital and related
amendments to the articles of association of TE
	Connectivity Ltd.	Management	For	Voted - For
THE GOLDMAN SACHS GROUP, INC.
Security ID: 38141G104	Ticker: GS
Meeting Date: 26-Apr-23	Meeting Type: Annual
1a.	Election of Director: Michele Burns	Management	For	Voted - For
1b.	Election of Director: Mark Flaherty	Management	For	Voted - For
1c.	Election of Director: Kimberley Harris	Management	For	Voted - For
1d.	Election of Director: Kevin Johnson	Management	For	Voted - For
1e.	Election of Director: Ellen Kullman	Management	For	Voted - For
1f.	Election of Director: Lakshmi Mittal	Management	For	Voted - For
1g.	Election of Director: Adebayo Ogunlesi	Management	For	Voted - For
1h.	Election of Director: Peter Oppenheimer	Management	For	Voted - For
1i.	Election of Director: David Solomon	Management	For	Voted - For
1j.	Election of Director: Jan Tighe	Management	For	Voted - For
1k.	Election of Director: Jessica Uhl	Management	For	Voted - For
1l.	Election of Director: David Viniar	Management	For	Voted - For
2.	Advisory Vote to Approve Executive Compensation
	(Say on Pay)	Management	For	Voted - For
3.	Advisory Vote on the Frequency of Say on Pay	Management	1 Year	Voted - 1 Year
4.	Ratification of PricewaterhouseCoopers LLP as our
Independent Registered Public Accounting Firm for
	2023	Management	For	Voted - For
5.	Shareholder Proposal Regarding a Report on Lobbying	Shareholder	Against	Voted - For
6.	Shareholder Proposal Regarding a Policy for an
	Independent Chair	Shareholder	Against	Voted - Against
7.	Shareholder Proposal Regarding Chinese Congruency
	of Certain ETFs	Shareholder	Against	Voted - For

Cambiar Aggressive Value ETF
Proposal		Proposed by	Mgt. Position	Registrant Voted
8.	Shareholder Proposal Regarding a Racial Equity Audit	Shareholder	Against	Voted - For
9.	Shareholder Proposal Regarding a Policy to Phase
Out Fossil Fuel-Related Lending & Underwriting
	Activities	Shareholder	Against	Voted - For
10.	Shareholder Proposal Regarding Disclosure of 2030
	Absolute Greenhouse Gas Reduction Goals	Shareholder	Against	Voted - For
11.	Shareholder Proposal Regarding Climate Transition
	Report	Shareholder	Against	Voted - For
12.	Shareholder Proposal Regarding Reporting on Pay
	Equity	Shareholder	Against	Voted - For
THE WILLIAMS COMPANIES, INC.
Security ID: 969457100	Ticker: WMB
Meeting Date: 25-Apr-23	Meeting Type: Annual
1a.	Election of Director for a one-year term: Alan S.
	Armstrong	Management	For	Voted - For
1b.	Election of Director for a one-year term: Stephen
	W. Bergstrom	Management	For	Voted - For
1c.	Election of Director for a one-year term: Michael
	A. Creel	Management	For	Voted - For
1d.	Election of Director for a one-year term: Stacey H.
	Doré	Management	For	Voted - For
1e.	Election of Director for a one-year term: Carri A.
	Lockhart	Management	For	Voted - For
1f.	Election of Director for a one-year term: Richard
	E. Muncrief	Management	For	Voted - For
1g.	Election of Director for a one-year term: Peter A.
	Ragauss	Management	For	Voted - For
1h.	Election of Director for a one-year term: Rose M.
	Robeson	Management	For	Voted - For
1i.	Election of Director for a one-year term: Scott D.
	Sheffield	Management	For	Voted - For
1j.	Election of Director for a one-year term: Murray D.
	Smith	Management	For	Voted - For
1k.	Election of Director for a one-year term: William
	H. Spence	Management	For	Voted - For
1l.	Election of Director for a one-year term: Jesse J.
	Tyson	Management	For	Voted - For
2.	Ratify the selection of Ernst & Young LLP as the
Company's independent registered public accounting
	firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
3.	Approve, on an advisory basis, the compensation of
	our named executive officers.	Management	For	Voted - For
4.	Approve, on an advisory basis, the frequency of
future advisory votes to approve the compensation
	of the Company's named executive officers.	Management	1 Year	Voted - 1 Year

Cambiar Aggressive Value ETF
Proposal		Proposed by	Mgt. Position	Registrant Voted
UBER TECHNOLOGIES, INC.
Security ID: 90353T100	Ticker: UBER
Meeting Date: 08-May-23	Meeting Type: Annual
1a.	Election of Director: Ronald Sugar	Management	For	Voted - For
1b.	Election of Director: Revathi Advaithi	Management	For	Voted - For
1c.	Election of Director: Ursula Burns	Management	For	Voted - For
1d.	Election of Director: Robert Eckert	Management	For	Voted - For
1e.	Election of Director: Amanda Ginsberg	Management	For	Voted - For
1f.	Election of Director: Dara Khosrowshahi	Management	For	Voted - For
1g.	Election of Director: Wan Ling Martello	Management	For	Voted - For
1h.	Election of Director: John Thain	Management	For	Voted - For
1i.	Election of Director: David Trujillo	Management	For	Voted - For
1j.	Election of Director: Alexander Wynaendts	Management	For	Voted - For
2.	Advisory vote to approve 2022 named executive
	officer compensation.	Management	For	Voted - For
3.	Ratification of the appointment of
PricewaterhouseCoopers LLP as our independent
	registered public accounting firm for 2023.	Management	For	Voted - For
4.	Stockholder proposal to prepare an independent
	third- party audit on Driver health and safety.	Shareholder	Against	Voted - Against

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
AGNICO EAGLE MINES LIMITED
Security ID: 008474108	Ticker: AEM
Meeting Date: 28-Apr-23	Meeting Type: Annual And Special Meeting
1.1	Director: Leona Aglukkaq	Management	For	Voted - For
1.2	Director: Ammar Al-joundi	Management	For	Voted - For
1.3	Director: Sean Boyd	Management	For	Voted - For
1.4	Director: Martine A. Celej	Management	For	Voted - For
1.5	Director: Robert J. Gemmell	Management	For	Voted - For
1.6	Director: Jonathan Gill	Management	For	Voted - For
1.7	Director: Peter Grosskopf	Management	For	Voted - For
1.8	Director: Elizabeth Lewis-gray	Management	For	Voted - For
1.9	Director: Deborah Mccombe	Management	For	Voted - For
1.10	Director: Jeffrey Parr	Management	For	Voted - For
1.11	Director: J. Merfyn Roberts	Management	For	Voted - For
1.12	Director: Jamie C. Sokalsky	Management	For	Voted - For
2	Appointment of Ernst & Young LLP As Auditors of the
Company for the Ensuing Year and Authorizing the
	Directors to Fix Their Remuneration.	Management	For	Voted - For
3	Consideration of And, If Deemed Advisable, the
Passing of A Non-binding, Advisory Resolution
Accepting the Company's Approach to Executive
	Compensation.	Management	For	Voted - For
AIA GROUP LTD
Security ID: Y002A1105
Meeting Date: 18-May-23	Meeting Type: Annual General Meeting
Please Note That the Company Notice and Proxy Form
are Available by Clicking-on the Url Links:-
Https://www1.hkexnews.hk/listedco/listconews/sehk/20
23/ 0411/2023041100617.pdf-and-
Https://www1.hkexnews.hk/listedco/listconews/sehk/20
	23/ 0411/2023041100638.pdf	Non-Voting		Non-Voting
19 Apr 2023: Please Note in the Hong Kong Market
That A Vote of "abstain"-will be Treated the Same
	As A "take No Action" Vote.	Non-Voting		Non-Voting
1	To Receive the Audited Consolidated Financial
Statements of the Company, the Report of the
Directors and the Independent Auditors Report for
	the Year Ended 31 December 2022	Management	For	Voted - For
2	To Declare A Final Dividend of 113.40 Hong Kong
	Cents Per Share for the Year Ended 31 December 2022	Management	For	Voted - For
3	To Re-elect Mr. Edmund Sze-wing Tse As Independent
	Non-executive Director of the Company	Management	For	Voted - For
4	To Re-elect Mr. Jack Chak-kwong So As Independent
	Non-executive Director of the Company	Management	For	Voted - For
5	To Re-elect Professor Lawrence Juen-yee Lau As
	Independent Non-executive Director of the Company	Management	For	Voted - For

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
6	To Re-appoint PricewaterhouseCoopers As Auditor of
the Company and to Authorise the Board of Directors
	of the Company to Fix Its Remuneration	Management	For	Voted - For
7A	To Grant A General Mandate to the Directors to
Allot, Issue and Deal with Additional Shares of the
Company, Not Exceeding 10 Per Cent of the Number of
Shares of the Company in Issue As at the Date of
This Resolution, and the Discount for Any Shares to
be Issued Shall Not Exceed 10 Per Cent to the
	Benchmarked Price	Management	For	Voted - For
7B	To Grant A General Mandate to the Directors to Buy
Back Shares of the Company, Not Exceeding 10 Per
Cent of the Number of Shares of the Company in
	Issue As at the Date of This Resolution	Management	For	Voted - For
8	To Adjust the Limit of the Annual Sum of the
	Directors Fee to Usd 3,800,000	Management	For	Voted - For
9	To Approve and Adopt the Proposed Amendments to the
	Share Option Scheme of the Company	Management	For	Voted - Against
10	To Approve and Adopt the Restricted Share Unit
	Scheme of the Company with the Amended Terms	Management	For	Voted - Against
11	To Approve and Adopt the Employee Share Purchase
	Plan of the Company with the Amended Terms	Management	For	Voted - For
12	To Approve and Adopt the Agency Share Purchase Plan
	of the Company with the Amended Terms	Management	For	Voted - For
19 Apr 2023: Please Note That This is A Revision
Due to Modification Of-comment. If You Have Already
Sent in Your Votes, Please Do Not Vote Again-unless
You Decide to Amend Your Original Instructions.
	Thank You	Non-Voting		Non-Voting
AIR LIQUIDE SA
Security ID: F01764103
Meeting Date: 03-May-23	Meeting Type: Mix
For Shareholders Not Holding Shares Directly with A
French Custodian, Voting- Instructions Will be
Forwarded to Your Global Custodian on Vote
Deadline-date. the Global Custodian As the
Registered Intermediary Will Sign the Proxy-card
	and Forward to the Local Custodian for Lodgment	Non-Voting		Non-Voting
For French Meetings 'abstain' is A Valid Voting
Option. for Any Additional- Resolutions Raised at
the Meeting the Voting Instruction Will Default
To-'against.' If Your Custodian is Completing the
Proxy Card, the Voting-instruction Will Default to
	the Preference of Your Custodian	Non-Voting		Non-Voting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected	Non-Voting		Non-Voting
For Shareholders Holding Shares Directly Registered
in Their Own Name on The- Company Share Register,
You Should Receive A Proxy Card/voting Form

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Directly- from the Issuer. Please Submit Your Vote
Directly Back to the Issuer Via The-proxy
Card/voting Form, Do Not Submit Your Vote Via
Broadridge-systems/platforms Or Your Instructions
	May be Rejected	Non-Voting		Non-Voting
Intermediary Clients Only - Please Note That If You
are Classified As An- Intermediary Client Under the
Shareholder Rights Directive II, You Should
Be-providing the Underlying Shareholder Information
at the Vote Instruction-level. If You are Unsure on
How to Provide This Level of Data to
Broadridge-outside of Proxyedge, Please Speak to
Your Dedicated Client Service-representative for
	Assistance	Non-Voting		Non-Voting
1	Approval of the Corporate Financial Statements for
	the Financial Year Ended 31 December 2022	Management	For	Voted - For
2	Approval of the Consolidated Financial Statements
	for the Financial Year Ended 31 December 2022	Management	For	Voted - For
3	Allocation of Income for the Financial Year Ended
	31 December 2022; Setting of the Dividend	Management	For	Voted - For
4	Authorisation Granted for 18 Months to the Board of
Directors to Allow the Company to Trade in Its Own
	Shares	Management	For	Voted - For
5	Appointment of Mrs. Catherine Guillouard As
	Director of the Company	Management	For	Voted - For
6	Appointment of Mrs. Christina Law As Director of
	the Company	Management	For	Voted - For
7	Appointment of Mr. Alexis Perakis-valat As Director
	of the Company	Management	For	Voted - For
8	Appointment of Mr. Michael H. Thaman As Director of
	the Company	Management	For	Voted - For
9	Ratification of the Provisional Appointment of Mrs.
Monica De Virgiliis As Director of the Company, As
	A Replacement for Mrs. Anette Bronder	Management	For	Voted - For
10	The Statutory Auditors' Special Report on the
Agreements Referred to in Articles L. 225-38 and
	Following of the French Commercial Code	Management	For	Voted - For
11	Approval of the Compensation Elements Paid During
Or Allocated in Respect of the Financial Year Ended
31 December 2022 to Mr. Benoit Potier, Chairman and
Chief Executive Officer, for the Period from 01
	January 2022 to 31 May 2022	Management	For	Voted - For
12	Approval of the Compensation Elements Paid During
Or Allocated in Respect of the Financial Year Ended
31 December 2022 to Mr. Francois Jackow, Chief
Executive Officer, for the Period from 01 June 2022
	to 31 December 2022	Management	For	Voted - For
13	Approval of the Compensation Elements Paid During
Or Allocated in Respect of the Financial Year Ended
31 December 2022 to Mr. Benoit Potier, Chairman of
the Board of Directors, for the Period from 01 June
	2022 to 31 December 2022	Management	For	Voted - For
14	Approval of the Information Relating to the
Remuneration of Corporate Officers Mentioned in

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Section I of Article L. 22-10-9 of the French
	Commercial Code	Management	For	Voted - For
15	Approval of the Remuneration Policy Applicable to
	the Chief Executive Officer	Management	For	Voted - For
16	Approval of the Remuneration Policy Applicable to
	the Chairman of the Board of Directors	Management	For	Voted - For
17	Approval of the Remuneration Policy Applicable to
	Directors	Management	For	Voted - For
18	Authorisation Granted for 24 Months to the Board of
Directors to Reduce the Capital by Cancelling
	Treasury Shares	Management	For	Voted - For
19	Delegation of Authority Granted for 26 Months to
the Board of Directors to Increase the Share
Capital by Issuing Common Shares Or Transferable
Securities Granting Access, Immediately And/or in
the Future, to the Company's Capital, with
Retention of the Shareholders' Pre-emptive
Subscription Right, for A Maximum Nominal Amount of
	470 Million Euros	Management	For	Voted - For
20	Authorisation Granted for 26 Months to the Board of
Directors to Increase, in the Event of
Oversubscription, the Issues Amount of Shares Or
	Transferable Securities	Management	For	Voted - For
21	Delegation of Authority Granted for 26 Months to
the Board of Directors to Proceed with Capital
Increases with Cancellation of the Pre-emptive
Subscription Right Reserved for Members of A
	Company Or Group Savings Plan	Management	For	Voted - For
22	Delegation of Authority Granted for 18 Months to
the Board of Directors to Proceed with Capital
Increases with Cancellation of the Pre-emptive
Subscription Right Reserved for A Category of
	Beneficiaries	Management	For	Voted - For
23	Powers to Carry Out Formalities	Management	For	Voted - For
Please Note That Important Additional Meeting
Information is Available By-clicking on the
Material Url Link:-https://www.journal-
Officiel.gouv.fr/telechargements/balo/pdf/2023/0222/
	202 302-222300357.pdf	Non-Voting		Non-Voting
Please Note That If You Hold Crest Depository
Interests (cdis) And-participate at This Meeting,
You (or Your Crest Sponsored Member/custodian)-will
be Required to Instruct A Transfer of the Relevant
Cdis to the Escrow-account Specified in the
Associated Corporate Event in the Crest System.
This-transfer Will Need to be Completed by the
	Specified Crest System Deadline.-once This Transfer	Non-Voting		Non-Voting
Has Settled, the Cdis Will be Blocked in the Crest
System.-the Cdis Will Typically be Released from
Escrow As Soon As Practicable On-record Date +1 Day
(or on Meeting Date +1 Day If No Record Date
Applies)-unless Otherwise Specified, and Only After
the Agent Has Confirmed- Availability of the
Position. in Order for A Vote to be Accepted, the
Voted-position Must be Blocked in the Required

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Escrow Account in the Crest System.-by Voting on
This Meeting, Your Crest Sponsored Member/custodian
May Use Your-vote Instruction As the Authorization
to Take the Necessary Action Which Will-include
Transferring Your Instructed Position to Escrow.
Please Contact Your-crest Sponsored
Member/custodian Directly for Further Information
on The-custody Process and Whether Or Not They
	Require Separate Instructions From-you			Non-Voting
Please Note Share Blocking Will Apply for Any Voted
	Positions Settling-through Euroclear Bank	Non-Voting		Non-Voting
AIRBUS SE
Security ID: N0280G100
Meeting Date: 19-Apr-23	Meeting Type: Annual General Meeting
Voting Must be Lodged with Beneficial Owner Details
As Provided by Your- Custodian Bank. If No
Beneficial Owner Details are Provided,
	Your-instructions May be Rejected.	Non-Voting		Non-Voting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected.	Non-Voting		Non-Voting
Please Note That This is an Amendment to Meeting Id
859228 Due to Received-updated Agenda. All Votes
Received on the Previous Meeting Will
Be-disregarded and You Will Need to Reinstruct on
	This Meeting Notice. Thank-you.	Non-Voting		Non-Voting
A	Open Meeting	Non-Voting		Non-Voting
B	Discussion on Company's Corporate Governance
	Structure	Non-Voting		Non-Voting
C	Receive Report on Business and Financial Statements	Non-Voting		Non-Voting
D	Receive Explanation on Company's Dividend Policy	Non-Voting		Non-Voting
E	Receive Board Report	Non-Voting		Non-Voting
F	Discussion on Leading the Journey Towards Clean
	Aerospace	Non-Voting		Non-Voting
G	Discuss Potential Long-term Strategic and
Technological Partnership With-evidian and
	Acquisition of A Minority Stake in Evidian	Non-Voting		Non-Voting
1	Adopt Financial Statements	Management	For	Voted - For
2	Approve Allocation of Income	Management	For	Voted - For
3	Approve Discharge of Non-executive Directors	Management	For	Voted - For
4	Approve Discharge of Executive Directors	Management	For	Voted - For
5	Ratify Ernst & Young Accountants LLP As Auditors	Management	For	Voted - For
6	Approve Implementation of Remuneration Policy	Management	For	Voted - For
7	Reelect Ralph D. Crosby, Jr. As Non- Executive
	Director	Management	For	Voted - For
8	Reelect Mark Dunkerley As Non-executive Director	Management	For	Voted - For
9	Reelect Stephan Gemkow As Non-executive Director	Management	For	Voted - For
10	Elect Antony Wood As Non-executive Director	Management	For	Voted - For

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
11	Grant Board Authority to Issue Shares and Exclude
Preemptive Rights for the Purpose of Employee Share
Ownership Plans and Share-related Long-term
	Incentive Plans	Management	For	Voted - For
12	Grant Board Authority to Issue Shares and Exclude
	Preemptive Rights for the Purpose of Company Funding	Management	For	Voted - For
13	Authorize Repurchase of Up to 10 Percent of Issued
	Share Capital	Management	For	Voted - For
14	Approve Cancellation of Repurchased Shares	Management	For	Voted - For
H	Close Meeting	Non-Voting		Non-Voting
Intermediary Clients Only - Please Note That If You
are Classified As An- Intermediary Client Under the
Shareholder Rights Directive II, You Should
Be-providing the Underlying Shareholder Information
at the Vote Instruction-level. If You are Unsure on
How to Provide This Level of Data to
Broadridge-outside of Proxyedge, Please Speak to
Your Dedicated Client Service-representative for
	Assistance	Non-Voting		Non-Voting
10 Mar 2023: Please Note That This is A Revision
Due to Change in Numbering-of All Resolutions. If
You Have Already Sent in Your Votes to Mid
869634,-please Do Not Vote Again Unless You Decide
	to Amend Your Original-instructions. Thank You	Non-Voting		Non-Voting
BAE SYSTEMS PLC
Security ID: G06940103
Meeting Date: 04-May-23	Meeting Type: Annual General Meeting
1	Report and Accounts	Management	For	Voted - For
2	Remuneration Policy	Management	For	Voted - For
3	Remuneration Report	Management	For	Voted - For
4	Final Dividend	Management	For	Voted - For
5	Re-elect Nicholas Anderson	Management	For	Voted - For
6	Re-elect Thomas Arseneault0	Management	For	Voted - For
7	Re-elect Crystal E Ashby	Management	For	Voted - For
8	Re-elect Dame Elizabeth Corley	Management	For	Voted - For
9	Re-elect Bradley Greve	Management	For	Voted - For
10	Re-elect Jane Griffiths	Management	For	Voted - For
11	Re-elect Christopher Grigg	Management	For	Voted - For
12	Re-elect Ewan Kirk	Management	For	Voted - For
13	Re-elect Stephen Pearce	Management	For	Voted - For
14	Re-elect Nicole Piasecki	Management	For	Voted - For
15	Re-elect Charles Woodburn	Management	For	Voted - For
16	Elect Cressida Hogg	Management	For	Voted - For
17	Elect Lord Sedwill	Management	For	Voted - For
18	Re-appointment of Auditors	Management	For	Voted - For
19	Remuneration of Auditors	Management	For	Voted - For
20	Political Donations Up to Specified Limits	Management	For	Voted - For
21	Bae Systems Long-term Incentive Plan	Management	For	Voted - For
22	Authority to Allot New Shares	Management	For	Voted - For

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
23	Disapplication of Pre-emption Rights	Management	For	Voted - For
24	Purchase Own Shares	Management	For	Voted - For
25	Notice of General Meetings	Management	For	Voted - For
BARCLAYS PLC
Security ID: G08036124
Meeting Date: 03-May-23	Meeting Type: Annual General Meeting
1	To Receive the Reports of the Directors and
Auditors and the Audited Accounts of the Company
	for the Year Ended 31 December 2022	Management	For	Voted - For
2	To Approve the Directors Remuneration Report for
	the Year Ended 31 December 2022	Management	For	Voted - Against
3	To Approve the Directors Remuneration Policy
Contained in the Directors Remuneration Report for
	the Year Ended 31december 2022	Management	For	Voted - For
4	That Marc Moses be Appointed A Director of the
	Company	Management	For	Voted - For
5	That Robert Berry be Reappointed A Director of the
	Company	Management	For	Voted - For
6	That Tim Breedon be Reappointed A Director of the
	Company	Management	For	Voted - For
7	That Anna Cross be Reappointed A Director of the
	Company	Management	For	Voted - For
8	That Mohamed A. El-erian be Reappointed A Director
	of the Company	Management	For	Voted - For
9	That Dawn Fitzpatrick be Reappointed A Director of
	the Company	Management	For	Voted - For
10	That Mary Francis be Reappointed A Director of the
	Company	Management	For	Voted - For
11	That Crawford Gillies be Reappointed A Director of
	the Company	Management	For	Voted - For
12	That Brian Gilvary be Reappointed A Director of the
	Company	Management	For	Voted - For
13	That Nigel Higgins be Reappointed A Director of the
	Company	Management	For	Voted - For
14	That Diane Schueneman be Reappointed A Director of
	the Company	Management	For	Voted - For
15	That C.s. Venkatakrishnan be Reappointed A Director
	of the Company	Management	For	Voted - For
16	That Julia Wilson be Reappointed A Director of the
	Company	Management	For	Voted - For
17	To Reappoint KPMG LLP As Auditors	Management	For	Voted - For
18	To Authorise the Board Audit Committee to Set the
	Remuneration of the Auditors	Management	For	Voted - For
19	To Authorise the Company and Its Subsidiaries to
Make Political Donations and Incur Political
	Expenditure	Management	For	Voted - For
20	To Authorise the Directors to Allot Shares and
	Equity Securities	Management	For	Voted - For

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
21	To Authorise the Directors to Allot Equity
Securities on A Pro Rata Basis to Shareholders of
	No More Than 5 Percent of Issued Share Capital	Management	For	Voted - For
22	To Authorise the Directors to Allot Equity
Securities on A Pro Rata Basis to Shareholders in
Connection with an Acquisition Or Specified Capital
	Investment	Management	For	Voted - For
23	To Authorise the Directors to Allot Equity
Securities in Relation to the Issuance of
	Contingent Equity Conversion Notes	Management	For	Voted - For
24	To Authorise the Directors to Allot Equity
Securities for Cash Other Than on A Pro Rata Basis
in Relation to the Issuance of Contingent Equity
	Conversion Notes	Management	For	Voted - For
25	To Authorise the Company to Purchase Its Own Shares	Management	For	Voted - For
26	To Authorise the Directors to Call General Meetings
Other Than an Agm on Not Less Than 14 Clear Days
	Notice	Management	For	Voted - For
BAYER AG
Security ID: D0712D163
Meeting Date: 28-Apr-23	Meeting Type: Annual General Meeting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian.-if No Shareholder
Details are Provided, Your Instruction May be
	Rejected.	Non-Voting		Non-Voting
1	Receive Financial Statements and Statutory Reports;
Approve Allocation of Income and Dividends of Eur
	2.40 Per Share for Fiscal Year 2022	Management	For	Voted - For
2	Approve Discharge of Management Board for Fiscal
	Year 2022	Management	For	Voted - For
3	Approve Discharge of Supervisory Board for Fiscal
	Year 2022	Management	For	Voted - For
4.1	Elect Norbert Winkeljohann to the Supervisory Board	Management	For	Voted - For
4.2	Elect Kimberly Mathisen to the Supervisory Board	Management	For	Voted - For
5	Approve Remuneration Report	Management	For	Voted - For
6	Approve Virtual-only Shareholder Meetings Until 2025	Management	For	Voted - For
7	Amend Articles Re: Participation of Supervisory
Board Members in the Annual General Meeting by
	Means of Audio and Video Transmission	Management	For	Voted - For
8	Ratify Deloitte Gmbh As Auditors for Fiscal Year
2023 and for the Review of Interim Financial
Reports for the First Half of Fiscal Year 2023, Q3
	2023 and Q1 2024	Management	For	Voted - For
9	With Regard to Motions and Election Proposals by
Stockholders Which are Not to be Made Available
Before the Annual Stockholders Meeting and Which
are Only Submitted Or Amended During the Annual
Stockholders Meeting, I Vote As Follows (please
Note That There is No Management Recommendation

Cambiar International Equity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
Available, However for Technical Reasons It Has
Been Set to Abstain)	Management	For	Voted - Against
From 10th February, Broadridge Will Code All
Agendas for German Meetings In-english Only. If You
Wish to See the Agenda in German, This Will be
Made-available As A Link Under the Material Url
Dropdown at the Top of the Ballot.-the German
Agendas for Any Existing Or Past Meetings Will
Remain in Place.-for Further Information, Please
Contact Your Client Service Representative.	Non-Voting		Non-Voting
Please Note That Following the Amendment to
Paragraph 21 of the Securities-trade Act on 9th
July 2015 and the Over-ruling of the District Court
In-cologne Judgment from 6th June 2012 the Voting
Process Has Now Changed With-regard to the German
Registered Shares. As A Result, It is Now
The-responsibility of the End-investor (i.e. Final
Beneficiary) and Not The-intermediary to Disclose
Respective Final Beneficiary Voting Rights
Therefore-the Custodian Bank / Agent in the Market
Will be Sending the Voting Directly-to Market and
It is the End Investors Responsibility to Ensure
The- Registration Element is Complete with the
Issuer Directly, Should They Hold-more Than 3 % of
the Total Share Capital	Non-Voting		Non-Voting
The Vote/registration Deadline As Displayed on
Proxyedge is Subject to Change-and Will be Updated
As Soon As Broadridge Receives Confirmation from
the Sub-custodians Regarding Their Instruction
Deadline. for Any Queries Please-contact Your
Client Services Representative.	Non-Voting		Non-Voting
According to German Law, in Case of Specific
Conflicts of Interest In- Connection with Specific
Items of the Agenda for the General Meeting You
Are- Not Entitled to Exercise Your Voting Rights.
Further, Your Voting Right Might-be Excluded When
Your Share in Voting Rights Has Reached Certain
Thresholds-and You Have Not Complied with Any of
Your Mandatory Voting Rights-notifications	Non-Voting		Non-Voting
Pursuant to the German Securities Trading Act
(wphg). For-questions in This Regard Please Contact
Your Client Service Representative-for
Clarification. If You Do Not Have Any Indication
Regarding Such Conflict-of Interest, Or Another
Exclusion from Voting, Please Submit Your Vote As-
Usual.			Non-Voting
Further Information on Counter Proposals Can be
Found Directly on The-issuer's Website (please
Refer to the Material Url Section of
The-application). If You Wish to Act on These
Items, You Will Need to Request A-meeting Attend
and Vote Your Shares Directly at the Company's
Meeting.- Counter Proposals Cannot be Reflected in
the Ballot on Proxyedge.	Non-Voting		Non-Voting
Intermediary Clients Only - Please Note That If You
are Classified As An- Intermediary Client Under the

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Shareholder Rights Directive II, You Should
Be-providing the Underlying Shareholder Information
at the Vote Instruction-level. If You are Unsure on
How to Provide This Level of Data to
Broadridge-outside of Proxyedge, Please Speak to
Your Dedicated Client Service-representative for
	Assistance	Non-Voting		Non-Voting
Please Note That If You Hold Crest Depository
Interests (cdis) And-participate at This Meeting,
You (or Your Crest Sponsored Member/custodian)-will
be Required to Instruct A Transfer of the Relevant
Cdis to the Escrow-account Specified in the
Associated Corporate Event in the Crest System.
This-transfer Will Need to be Completed by the
Specified Crest System Deadline.-once This Transfer
Has Settled, the Cdis Will be Blocked in the Crest
System.-the Cdis Will Typically be Released from
Escrow As Soon As Practicable On-record Date +1 Day
(or on Meeting Date +1 Day If No Record Date
Applies)-unless Otherwise Specified, and Only After
the Agent Has Confirmed- Availability of the
Position. in Order for A Vote to be Accepted, the
Voted-position Must be Blocked in the Required
Escrow Account in the Crest System.-by Voting on
This Meeting, Your Crest Sponsored Member/custodian
May Use Your-vote Instruction As the Authorization
	to Take the Necessary Action Which Will-include	Non-Voting		Non-Voting
Transferring Your Instructed Position to Escrow.
Please Contact Your-crest Sponsored
Member/custodian Directly for Further Information
on The-custody Process and Whether Or Not They
	Require Separate Instructions From-you			Non-Voting
Please Note Share Blocking Will Apply for Any Voted
	Positions Settling-through Euroclear Bank.	Non-Voting		Non-Voting
BUNZL PLC
Security ID: G16968110
Meeting Date: 26-Apr-23	Meeting Type: Annual General Meeting
1	To Receive and Consider the Accounts for the Year
Ended 31 December 2022 Together with the Reports of
	the Directors and Auditors	Management	For	Voted - For
2	To Declare A Final Dividend: Final Dividend of
	45.4p Per Ordinary Share	Management	For	Voted - For
3	To Re-appoint Peter Ventress As A Director	Management	For	Voted - For
4	To Re-appoint Frank Van Zanten As A Director	Management	For	Voted - For
5	To Re-appoint Richard Howes As A Director	Management	For	Voted - For
6	To Re-appoint Vanda Murray As A Director	Management	For	Voted - For
7	To Re-appoint Lloyd Pitchford As A Director	Management	For	Voted - For
8	To Re-appoint Stephan Nanninga As A Director	Management	For	Voted - For
9	To Re-appoint Vin Murria As A Director	Management	For	Voted - For
10	To Appoint Pam Kirby As A Director	Management	For	Voted - For
11	To Appoint Jacky Simmonds As A Director	Management	For	Voted - For

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
12	To Re-appoint PricewaterhouseCoopers LLP As
Auditors to Hold Office from the Conclusion of This
Year's Agm Until the Conclusion of the Next General
Meeting at Which Accounts are Laid Before the
	Company	Management	For	Voted - For
13	To Authorise the Directors, Acting Through the
Audit Committee, to Determine the Remuneration of
	the Auditors	Management	For	Voted - For
14	To Approve the Directors' Remuneration Report As
Set Out on Pages 132 to 155 (inclusive) (excluding
the Directors' Remuneration Policy As Set Out on
Pages 147 to 155 (inclusive)) of the Annual Report
	for the Year Ended 31 December 2022	Management	For	Voted - For
15	Authority to Allot Ordinary Shares	Management	For	Voted - For
16	General Authority to Disapply Pre-emption Rights	Management	For	Voted - For
17	Specific Authority to Disapply Pre-emption Rights
in Connection with an Acquisition Or Specified
	Capital Investment	Management	For	Voted - For
18	Purchase of Own Ordinary Shares	Management	For	Voted - For
19	Notice of General Meetings	Management	For	Voted - For
CANADIAN NATIONAL RAILWAY COMPANY
Security ID: 136375102	Ticker: CNI
Meeting Date: 25-Apr-23	Meeting Type: Annual
1A	Election of Directors Election of Director:
	Shauneen Bruder	Management	For	Voted - For
1B	Election of Director: Jo-ann Depass Olsovsky	Management	For	Voted - For
1C	Election of Director: David Freeman	Management	For	Voted - For
1D	Election of Director: Denise Gray	Management	For	Voted - For
1E	Election of Director: Justin M. Howell	Management	For	Voted - For
1F	Election of Director: Susan C. Jones	Management	For	Voted - For
1G	Election of Director: Robert Knight	Management	For	Voted - For
1H	Election of Director: Michel Letellier	Management	For	Voted - For
1I	Election of Director: Margaret A. Mckenzie	Management	For	Voted - For
1J	Election of Director: Al Monaco	Management	For	Voted - For
1K	Election of Director: Tracy Robinson	Management	For	Voted - For
2	Appointment of KPMG LLP As Auditors.	Management	For	Voted - For
3	Non-binding Advisory Resolution to Accept the
Approach to Executive Compensation Disclosed in the
Management Information Circular, the Full Text of
Which Resolution is Set Out on P.11 of the
	Management Information Circular.	Management	For	Voted - For
4	Non-binding Advisory Resolution to Accept the
Company's Climate Action Plan As Disclosed in the
Management Information Circular, the Full Text of
Which Resolution is Set Out on P.11 of the
	Management Information Circular.	Management	For	Voted - For

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
CAPGEMINI SE
Security ID: F4973Q101
Meeting Date: 16-May-23	Meeting Type: Mix
For Shareholders Not Holding Shares Directly with A
French Custodian, Voting- Instructions Will be
Forwarded to Your Global Custodian on Vote
Deadline-date. the Global Custodian As the
Registered Intermediary Will Sign the Proxy-card
and Forward to the Local Custodian for Lodgment.		Non-Voting		Non-Voting
For French Meetings 'abstain' is A Valid Voting
Option. for Any Additional- Resolutions Raised at
the Meeting the Voting Instruction Will Default
To-'against.' If Your Custodian is Completing the
Proxy Card, the Voting-instruction Will Default to
the Preference of Your Custodian.		Non-Voting		Non-Voting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
Rejected.		Non-Voting		Non-Voting
For Shareholders Holding Shares Directly Registered
in Their Own Name on The- Company Share Register,
You Should Receive A Proxy Card/voting Form
Directly- from the Issuer. Please Submit Your Vote
Directly Back to the Issuer Via The-proxy
Card/voting Form, Do Not Submit Your Vote Via
Broadridge-systems/platforms Or Your Instructions
May be Rejected.		Non-Voting		Non-Voting
Please Note That If You Hold Crest Depository
Interests (cdis) And-participate at This Meeting,
You (or Your Crest Sponsored Member/custodian)-will
be Required to Instruct A Transfer of the Relevant
Cdis to the Escrow-account Specified in the
Associated Corporate Event in the Crest System.
This-transfer Will Need to be Completed by the
Specified Crest System Deadline.-once This Transfer
Has Settled, the Cdis Will be Blocked in The		Non-Voting		Non-Voting
Crest System.-the Cdis Will Typically be Released
from Escrow As Soon As Practicable On-record Date
+1 Day (or on Meeting Date +1 Day If No Record Date
Applies)-unless Otherwise Specified, and Only After
the Agent Has Confirmed- Availability of the
Position. in Order for A Vote to be Accepted, the
Voted-position Must be Blocked in the Required
Escrow Account in the Crest System.-by Voting on
This Meeting, Your Crest Sponsored Member/custodian
May Use Your-vote Instruction As the Authorization
to Take the Necessary Action Which Will-include
Transferring Your Instructed Position to Escrow.
Please Contact Your-crest Sponsored
Member/custodian Directly for Further Information
on The-custody Process and Whether Or Not They
Require Separate Instructions From-you				Non-Voting

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Please Note Share Blocking Will Apply for Any Voted
	Positions Settling-through Euroclear Bank.	Non-Voting		Non-Voting
1	Approval of the 2022 Company Financial Statements	Management	For	Voted - For
2	Approval of the 2022 Consolidated Financial
	Statements	Management	For	Voted - For
3	Appropriation of Earnings and Setting of the
	Dividend	Management	For	Voted - For
4	Regulated Agreements - Special Report of the
	Statutory Auditors	Management	For	Voted - For
5	Approval of the Report on the Compensation of
Corporate Officers Relating to the Information
Detailed in Article L.22-10-9 I of the French
	Commercial Code	Management	For	Voted - For
6	Approval of Fixed, Variable and Exceptional
Components of Total Compensation and All Types of
Benefits Paid During Fiscal Year 2022 Or Granted in
Respect of the Same Fiscal Year to Mr. Paul
	Hermelin, Chairman of the Board of Directors	Management	For	Voted - For
7	Approval of Fixed, Variable and Exceptional
Components of Total Compensation and All Types of
Benefits Paid During Fiscal Year 2022 Or Granted in
Respect of the Same Fiscal Year to Mr. Aiman Ezzat,
	Chief Executive Officer	Management	For	Voted - For
8	Approval of the Compensation Policy Applicable to
	the Chairman of the Board of Directors	Management	For	Voted - For
9	Approval of the Compensation Policy Applicable to
	the Chief Executive Officer	Management	For	Voted - For
10	Approval of the Compensation Policy Applicable to
	Directors	Management	For	Voted - For
11	Appointment of Ms. Megan Clarken As A Director	Management	For	Voted - For
12	Appointment of Ms. Ulrica Fearn As A Director	Management	For	Voted - For
13	Authorization of A Share Buyback Program	Management	For	Voted - For
14	(with, in the Case of Shares to be Issued, the
Waiver by Shareholders of Their Pre- Emptive
Subscription Rights in Favor of the Beneficiaries
of the Grants) Authorization to the Board of
Directors, for A Period of Eighteen Months, to
Grant Performance Shares, Existing Or to be Issued,
to Employees and Corporate Officers of the Company
and Its French and Non-french Subsidiaries, Up to A
	Maximum of 1.2% of the Company's Share Capital	Management	For	Voted - For
15	Cancellation of Pre-emptive Subscription Rights,
Ordinary Shares And/or Securities Granting Access
to the Company's Share Capital to Members of
Capgemini Group Employee Savings Plans Up to A
Maximum Par Value Amount of N28 Million and at A
Price Set in Accordance with the Provisions of the
French Labor Code Delegation of Authority to the
Board of Directors, for A Period of Eighteen
	Months, to Issue, With	Management	For	Voted - For
16	Conditions Comparable to Those Offered Pursuant to
the Preceding Resolution Delegation of Authority to
the Board of Directors, for A Period of Eighteen
Months, to Issue with Cancellation of Pre- Emptive
Subscription Rights, Ordinary Shares And/or

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Securities Granting Access to the Share Capital in
Favor of Employees of Certain Non-french
	Subsidiaries at Terms	Management	For	Voted - For
17	Powers to Carry Out Formalities	Management	For	Voted - For
Please Note That Important Additional Meeting
Information is Available By-clicking on the
Material Url Link:-https://www.journal-
Officiel.gouv.fr/telechargements/balo/pdf/2023/0329/
	202 303-292300664.pdf	Non-Voting		Non-Voting
COMPASS GROUP PLC
Security ID: G23296208
Meeting Date: 09-Feb-23	Meeting Type: Annual General Meeting
1	To Receive and Adopt the Directors' Annual Report
and Accounts and the Auditor's Report Thereon for
	the Financial Year Ended 30 September 2022	Management	For	Voted - For
2	To Receive and Adopt the Directors' Remuneration
Report Contained Within the Annual Report and
Accounts for the Financial Year Ended 30 September
	2022	Management	For	Voted - For
3	To Declare A Final Dividend of 22.1 Pence Per
Ordinary Share in Respect of the Financial Year
	Ended 30 September 2022	Management	For	Voted - For
4	To Re-elect Ian Meakins As A Director of the Company	Management	For	Voted - For
5	To Re-elect Dominic Blakemore As A Director of the
	Company	Management	For	Voted - For
6	To Re-elect Palmer Brown As A Director of the
	Company	Management	For	Voted - For
7	To Re-elect Gary Green As A Director of the Company	Management	For	Voted - For
8	To Re-elect Carol Arrowsmith As A Director of the
	Company	Management	For	Voted - For
9	To Re-elect Stefan Bomhard As A Director of the
	Company	Management	For	Voted - For
10	To Re-elect John Bryant As A Director of the Company	Management	For	Voted - For
11	To Re-elect Arlene Isaacs-lowe As A Director of the
	Company	Management	For	Voted - For
12	To Re-elect Anne-francoise Nesmes As A Director of
	the Company	Management	For	Voted - For
13	To Re-elect Sundar Raman As A Director of the
	Company	Management	For	Voted - For
14	To Re-elect Nelson Silva As A Director of the
	Company	Management	For	Voted - For
15	To Re-elect Ireena Vittal As A Director of the
	Company	Management	For	Voted - For
16	To Reappoint KPMG LLP As the Company's Auditor
Until the Conclusion of the Next Annual General
	Meeting of the Company	Management	For	Voted - For
17	To Authorise the Audit Committee to Agree the
	Auditor's Remuneration	Management	For	Voted - For
18	To Authorise Donations to Political Organisations	Management	For	Voted - For
19	To Renew the Directors' Authority to Allot Shares	Management	For	Voted - For

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
20	To Authorise the Directors to Disapply Pre- Emption
Rights of Not More Than 5 Percent of the Issued
	Ordinary Share Capital	Management	For	Voted - For
21	To Authorise the Directors to Disapply Pre- Emption
Rights of Not More Than 5 Percent of the Issued
	Ordinary Share Capital in Limited Circumstances	Management	For	Voted - For
22	To Authorise the Company to Purchase Its Own Shares	Management	For	Voted - For
23	To Authorise the Directors to Reduce General
	Meeting Notice Periods	Management	For	Voted - For
DBS GROUP HOLDINGS LTD
Security ID: Y20246107
Meeting Date: 31-Mar-23	Meeting Type: Annual General Meeting
Please Note That If You Wish to Submit A Meeting
Attend for the Singapore-market Then A Unique
Client Id Number Known As the Nric Will Need to
Be-provided Otherwise the Meeting Attend Request
Will be Rejected in the Market.-kindly Ensure to
Quote the Term Nric Followed by the Number and This
Can Be-input in the Fields "other Identification
Details (in the Absence of A-passport)" Or
"comments/special Instructions" at the Bottom of
	the Page.	Non-Voting		Non-Voting
1	Adoption of Directors' Statement, Audited Financial
	Statements and Auditor's Report	Management	For	Voted - For
2	Declaration of Final Dividend and Special Dividend
	on Ordinary Shares	Management	For	Voted - For
3	Approval of Proposed Non-executive Directors'
	Remuneration of Sgd 4,617,248 for Fy2022	Management	For	Voted - For
4	Re-appointment of PricewaterhouseCoopers LLP As
Auditor and Authorisation for Directors to Fix Its
	Remuneration	Management	For	Voted - For
5	Re-election of Mr Peter Seah Lim Huat As A Director
	Retiring Under Article 99	Management	For	Voted - For
6	Re-election of Ms Punita Lal As A Director Retiring
	Under Article 99	Management	For	Voted - For
7	Re-election of Mr Anthony Lim Weng Kin As A
	Director Retiring Under Article 99	Management	For	Voted - For
8	Authority to Grant Awards and Issue Shares Under
	the Dbsh Share Plan	Management	For	Voted - For
9	Authority to Grant Awards and Issue Shares Under
	the California Sub-plan to the Dbsh Share Plan	Management	For	Voted - For
10	General Authority to Issue Shares and to Make Or
	Grant Convertible Instruments Subject to Limits	Management	For	Voted - For
11	Authority to Issue Shares Pursuant to the Dbsh
	Scrip Dividend Scheme	Management	For	Voted - For
12	Approval of the Proposed Renewal of the Share
	Purchase Mandate	Management	For	Voted - For

Cambiar International Equity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
DEUTSCHE POST AG
Security ID: D19225107
Meeting Date: 04-May-23	Meeting Type: Annual General Meeting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian.-if No Shareholder
Details are Provided, Your Instruction May be
Rejected	Non-Voting		Non-Voting
From 10th February, Broadridge Will Code All
Agendas for German Meetings In-english Only. If You
Wish to See the Agenda in German, This Will be
Made-available As A Link Under the 'material Url'
Dropdown at the Top of The-ballot. the German
Agendas for Any Existing Or Past Meetings Will
Remain In-place. for Further Information, Please
Contact Your Client Service- Representative	Non-Voting		Non-Voting
Please Note That Following the Amendment to
Paragraph 21 of the Securities-trade Act on 9th
July 2015 and the Over-ruling of the District Court
In-cologne Judgment from 6th June 2012 the Voting
Process Has Now Changed With-regard to the German
Registered Shares. As A Result, It is Now
The-responsibility of the End-investor (i.e. Final
Beneficiary) and Not The-intermediary to Disclose
Respective Final Beneficiary Voting Rights
Therefore-the Custodian Bank / Agent in the Market
Will be Sending the Voting Directly-to Market and
It is the End Investors Responsibility to Ensure
The- Registration Element is Complete with the
Issuer Directly, Should They Hold-more Than 3 % of
the Total Share Capital	Non-Voting		Non-Voting
The Vote/registration Deadline As Displayed on
Proxyedge is Subject to Change-and Will be Updated
As Soon As Broadridge Receives Confirmation from
the Sub-custodians Regarding Their Instruction
Deadline. for Any Queries Please-contact Your
Client Services Representative	Non-Voting		Non-Voting
According to German Law, in Case of Specific
Conflicts of Interest In- Connection with Specific
Items of the Agenda for the General Meeting You
Are- Not Entitled to Exercise Your Voting Rights.
Further, Your Voting Right Might-be Excluded When
Your Share in Voting Rights Has Reached Certain
Thresholds-and You Have Not Complied with Any of
Your Mandatory Voting Rights-notifications Pursuant
to the German Securities Trading Act (wphg).
For-questions in This Regard Please Contact Your
Client Service Representative-for Clarification. If
You Do Not Have Any Indication Regarding Such
Conflict-of Interest, Or Another Exclusion from
Voting, Please Submit Your Vote As- Usual	Non-Voting		Non-Voting
Further Information on Counter Proposals Can be
Found Directly on The-issuer's Website (please
Refer to the Material Url Section of

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
The-application). If You Wish to Act on These
Items, You Will Need to Request A-meeting Attend
and Vote Your Shares Directly at the Company's
Meeting.- Counter Proposals Cannot be Reflected in
	the Ballot on Proxyedge	Non-Voting		Non-Voting
1	Receive Financial Statements and Statutory Reports
	for Fiscal Year 2022	Non-Voting		Non-Voting
2	Approve Allocation of Income and Dividends of Eur
	1.85 Per Share	Management	For	Voted - For
3	Approve Discharge of Management Board for Fiscal
	Year 2022	Management	For	Voted - For
4	Approve Discharge of Supervisory Board for Fiscal
	Year 2022	Management	For	Voted - For
5.1	Elect Katrin Suder to the Supervisory Board	Management	For	Voted - For
5.2	Reelect Mario Daberkow to the Supervisory Board	Management	For	Voted - For
6	Authorize Share Repurchase Program and Reissuance
	Or Cancellation of Repurchased Shares	Management	For	Voted - For
7	Authorize Use of Financial Derivatives When
	Repurchasing Shares	Management	For	Voted - For
8	Approve Remuneration Report	Management	For	Voted - For
9.1	Amend Article Re: Location of Annual Meeting	Management	For	Voted - For
9.2	Approve Virtual-only Shareholder Meetings Until 2025	Management	For	Voted - For
9.3	Amend Articles Re: Participation of Supervisory
Board Members in the Annual General Meeting by
	Means of Audio and Video Transmission	Management	For	Voted - For
21 Mar 2023: Please Note Share Blocking Will Apply
for Any Voted Positions-settling Through Euroclear
	Bank.	Non-Voting		Non-Voting
21 Mar 2023: Please Note That If You Hold Crest
Depository Interests (cdis)-and Participate at This
Meeting, You (or Your Crest
Sponsored-member/custodian) Will be Required to
Instruct A Transfer of the Relevant-cdis to the
Escrow Account Specified in the Associated
Corporate Event in The-crest System. This Transfer
Will Need to be Completed by the Specified
Crest-system Deadline. Once This Transfer Has
Settled, the Cdis Will be Blocked In-the Crest
System. the Cdis Will Typically be Released from
Escrow As Soon As- Practicable on Record Date +1
Day (or on Meeting Date +1 Day If No Record-date
Applies) Unless Otherwise Specified, and Only After
the Agent Has-confirmed Availability of the
Position. in Order for A Vote to be Accepted,-the
Voted Position Must be Blocked in the Required
Escrow Account in The-crest System. by Voting on
This Meeting, Your Crest Sponsored-
Member/custodian May Use Your Vote Instruction As
the Authorization to Take- the Necessary Action
Which Will Include Transferring Your Instructed
Position-to Escrow. Please Contact Your Crest
Sponsored Member/custodian Directly For- Further
Information on the Custody Process and Whether Or
	Not They Require- Separate Instructions from You	Non-Voting		Non-Voting

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
21 Mar 2023: Please Note That This is A Revision
Due to Addition of Comments.-if You Have Already
Sent in Your Votes, Please Do Not Vote Again Unless
You-decide to Amend Your Original Instructions.
	Thank You	Non-Voting		Non-Voting
21 Mar 2023: Intermediary Clients Only - Please
Note That If You Are-classified As an Intermediary
Client Under the Shareholder Rights Directive-ii,
You Should be Providing the Underlying Shareholder
Information at The-vote Instruction Level. If You
are Unsure on How to Provide This Level Of- Data to
Broadridge Outside of Proxyedge, Please Speak to
Your Dedicated-client Service Representative for
	Assistance	Non-Voting		Non-Voting
DIAGEO PLC
Security ID: G42089113
Meeting Date: 06-Oct-22	Meeting Type: Annual General Meeting
1	Report and Accounts 2022	Management	For	Voted - For
2	Directors' Remuneration Report 2022	Management	For	Voted - For
3	Declaration of Final Dividend	Management	For	Voted - For
4	Appointment of Karen Blackett (1,3,4) As A Director	Management	For	Voted - For
5	Re-appointment of Melissa Bethell (1,3,4) As A
	Director	Management	For	Voted - For
6	Re-appointment of Lavanya Chandrashekar (2) As A
	Director	Management	For	Voted - For
7	Re-appointment of Valerie Chapoulaud- Floquet
	(1,3,4) As A Director	Management	For	Voted - For
8	Re-appointment of Javier Ferran (3) As A Director	Management	For	Voted - For
9	Re-appointment of Susan Kilsby (1,3,4) As A Director	Management	For	Voted - For
10	Re-appointment of Sir John Manzoni (1,3,4) As A
	Director	Management	For	Voted - For
11	Re-appointment of Lady Mendelsohn (1,3,4) As A
	Director	Management	For	Voted - For
12	Re-appointment of IVan Menezes (2) As A Director	Management	For	Voted - For
13	Re-appointment of Alan Stewart (1,3,4) As A Director	Management	For	Voted - For
14	Re-appointment of Ireena Vittal (1,3,4) As A
	Director	Management	For	Voted - For
15	Reappoint PricewaterhouseCoopers LLP As Auditors	Management	For	Voted - For
16	Remuneration of Auditor	Management	For	Voted - For
17	Authority to Make Political Donations And/or to
	Incur Political Expenditure	Management	For	Voted - For
18	Amendment of the Diageo PLC 2017 Irish Share
	Ownership Plan	Management	For	Voted - For
19	Authority to Allot Shares	Management	For	Voted - For
20	Disapplication of Pre-emption Rights	Management	For	Voted - For
21	Authority to Purchase Own Ordinary Shares	Management	For	Voted - For
22	Reduced Notice of A General Meeting Other Than an
	Agm	Management	For	Voted - For

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
07 Sep 2022: Please Note That This is A Revision
Due to Modification of The-text of Resolution 15.
If You Have Already Sent in Your Votes, Please Do
Not-vote Again Unless You Decide to Amend Your
	Original Instructions. Thank You	Non-Voting		Non-Voting
ENTAIN PLC
Security ID: G3167C109
Meeting Date: 25-Apr-23	Meeting Type: Annual General Meeting
1	Receive the 2022 Annual Report	Management	For	Voted - For
2	Approve the 2022 Directors' Remuneration Report	Management	For	Voted - For
3	Approve the Directors' Remuneration Policy	Management	For	Voted - For
4	Re-appoint KPMG LLP As Auditor	Management	For	Voted - For
5	Authorise the Directors to Agree the Auditor's
	Remuneration	Management	For	Voted - For
6	Re-elect J M Barry Gibson As A Director	Management	For	Voted - For
7	Re-elect Pierre Bouchut As A Director	Management	For	Voted - For
8	Re-elect Stella David As A Director	Management	For	Voted - For
9	Re-elect Robert Hoskin As A Director	Management	For	Voted - For
10	Re-elect Virginia Mcdowell As A Director	Management	For	Voted - For
11	Re-elect Jette Nygaard-andersen As A Director	Management	For	Voted - For
12	Re-elect David Satz As A Director	Management	For	Voted - For
13	Re-elect Rob Wood As A Director	Management	For	Voted - For
14	Elect Rahul Welde As A Director	Management	For	Voted - For
15	To Approve Amendments to the Entain PLC 2017 Long
	Term Incentive Plan	Management	For	Voted - For
16	Authorise the Directors to Allot the Company's
	Shares	Management	For	Voted - For
17	Approve the General Disapplication of Pre- Emption
	Rights	Management	For	Voted - For
18	Approve the Disapplication of Pre-emption Rights
	for Acquisitions and Other Capital Investment	Management	For	Voted - For
19	Authorise the Directors to Acquire the Company's
	Shares	Management	For	Voted - For
20	Approve the Revised Articles of Association	Management	For	Voted - For
HITACHI,LTD.
Security ID: J20454112
Meeting Date: 21-Jun-23	Meeting Type: Annual General Meeting
	Please Reference Meeting Materials.	Non-Voting		Non-Voting
1.1	Appoint A Director Ihara, Katsumi	Management	For	Voted - For
1.2	Appoint A Director Ravi Venkatesan	Management	For	Voted - For
1.3	Appoint A Director Cynthia Carroll	Management	For	Voted - For
1.4	Appoint A Director Sugawara, Ikuro	Management	For	Voted - For
1.5	Appoint A Director Joe Harlan	Management	For	Voted - For
1.6	Appoint A Director Louise Pentland	Management	For	Voted - For

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
1.7	Appoint A Director Yamamoto, Takatoshi	Management	For	Voted - For
1.8	Appoint A Director Yoshihara, Hiroaki	Management	For	Voted - For
1.9	Appoint A Director Helmuth Ludwig	Management	For	Voted - For
1.10	Appoint A Director Kojima, Keiji	Management	For	Voted - For
1.11	Appoint A Director Nishiyama, Mitsuaki	Management	For	Voted - For
1.12	Appoint A Director Higashihara, Toshiaki	Management	For	Voted - For
IBERDROLA SA
Security ID: E6165F166
Meeting Date: 28-Apr-23	Meeting Type: Ordinary General Meeting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected.	Non-Voting		Non-Voting
1	Annual Financial Statements 2022	Management	For	Voted - For
2	Directors Reports 2022	Management	For	Voted - For
3	Statement of Non-financial Information 2022	Management	For	Voted - For
4	Corporate Management and Activities of the Board of
	Directors in 2022	Management	For	Voted - For
5	Amendment of the Preamble to and the Heading of the
Preliminary Title of the By- Laws in Order to
Conform the Text Thereof to the Current Business
and the Governance and Compliance Context, and to
	Make Adjustments of A Formal Nature	Management	For	Voted - For
6	Amendment of Articles 4 and 32 of the By- Laws to
Accommodate the Functions of Different Corporate
	Levels Within the Structure of the Iberdrola Group	Management	For	Voted - For
7	Amendment of Article 8 of the By-laws to Update
References to Internal Regulations and to the
	Compliance System	Management	For	Voted - For
8	Engagement Dividend: Approval and Payment	Management	For	Voted - For
9	Allocation of Profits/losses and 2022 Dividends:
Approval and Supplementary Payment, Which Will be
Made Within the Framework of the Iberdrola
	Retribucion Flexible Optional Dividend System	Management	For	Voted - For
10	First Increase in Capital by Means of A Scrip Issue
at A Maximum Reference Market Value of Eur 2,275
Million in Order to Implement the Iberdrola
	Retribucion Flexible Optional Dividend System	Management	For	Voted - For
11	Second Increase in Capital by Means of A Scrip
Issue at A Maximum Reference Market Value of Eur
1,500 Million in Order to Implement the Iberdrola
	Retribucion Flexible Optional Dividend System	Management	For	Voted - For
12	Reduction in Capital by Means of the Retirement of
A Maximum of 206,364,000 Own Shares (3.201 Percent
	of the Share Capital)	Management	For	Voted - For
13	Consultative Vote on the Annual Director
	Remuneration Report 2022	Management	For	Voted - For
14	Strategic Bonus for Professionals of the Companies
of the Iberdrola Group Linked to the Companys
Performance During the 2023- 2025 Period, to be

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Paid on A Fractional and Deferred Basis Through the
	Delivery of Shares	Management	For	Voted - For
15	Re-election of Ms Maria Helena Antolin Raybaud As
	an External Director	Management	For	Voted - For
16	Ratification and Re-election of Mr Armando Martinez
	Martinez As an Executive Director	Management	For	Voted - For
17	Re-election of Mr Manuel Moreu Munaiz As an
	Independent Director	Management	For	Voted - For
18	Re-election of Ms Sara De La Rica Goiricelaya As an
	Independent Director	Management	For	Voted - For
19	Re-election of Mr Xabier Sagredo Ormaza As an
	Independent Director	Management	For	Voted - For
20	Re-election of Mr Jose Ignacio Sanchez Galan As an
	Executive Director	Management	For	Voted - For
21	Setting of the Number of Members of the Board of
	Directors at Fourteen	Management	For	Voted - For
22	Delegation of Powers to Formalise and to Convert
	the Resolutions Adopted Into A Public Instrument	Management	For	Voted - For
17 Mar 2023: Engagement Dividend: the Shareholders
Entitled to Participate In-the Meeting Will Receive
Eur 0.005 (gross) Per Share If the Shareholders
At-this Meeting Approve Said Incentive and Adopt A
Resolution for the Payment-thereof, Which Will be
Subject to the Quorum for the Meeting Reaching 70%
Of-the Share Capital and to the Approval of Item 8
	on the Agenda	Non-Voting		Non-Voting
17 Mar 2023: Please Note That This is A Revision
Due to Addition of Comment.-if You Have Already
Sent in Your Votes, Please Do Not Vote Again Unless
You-decide to Amend Your Original Instructions.
	Thank You	Non-Voting		Non-Voting
Please Note in the Event the Meeting Does Not Reach
Quorum, There Will be A-second Call on 29 Apr 2023.
Consequently, Your Voting Instructions Will-remain
Valid for All Calls Unless the Agenda is Amended.
	Thank You.	Non-Voting		Non-Voting
ING GROUP NV
Security ID: N4578E595
Meeting Date: 24-Apr-23	Meeting Type: Annual General Meeting
Voting Must be Lodged with Beneficial Owner Details
As Provided by Your- Custodian Bank. If No
Beneficial Owner Details are Provided,
	Your-instructions May be Rejected.	Non-Voting		Non-Voting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected.	Non-Voting		Non-Voting
Intermediary Clients Only - Please Note That If You
are Classified As An- Intermediary Client Under the
Shareholder Rights Directive II, You Should
Be-providing the Underlying Shareholder Information

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
at the Vote Instruction-level. If You are Unsure on
How to Provide This Level of Data to
Broadridge-outside of Proxyedge, Please Speak to
Your Dedicated Client Service-representative for
	Assistance	Non-Voting		Non-Voting
A	Opening Remarks and Announcements	Non-Voting		Non-Voting
B	Report of the Executive Board for 2022	Non-Voting		Non-Voting
C	Report of the Supervisory Board for 2022	Non-Voting		Non-Voting
2c.	Remuneration Report for 2022	Management	For	Voted - For
2d.	Financial Statements (annual Accounts) for 2022	Management	For	Voted - For
D	Dividend and Distribution Policy	Non-Voting		Non-Voting
3b.	Dividend for 2022	Management	For	Voted - For
4a.	Discharge of the Members of the Executive Board in
Respect of Their Duties Performed During the Year
	2022	Management	For	Voted - For
4b.	Discharge of the Members of the Supervisory Board
in Respect of Their Duties Performed During the
	Year 2022	Management	For	Voted - For
5.	Reappointment of the External Auditor	Management	For	Voted - For
6.	Composition of the Executive Board: Reappointment
	of Tanate Phutrakul	Management	For	Voted - For
7a.	Appointment of Alexandra Reich	Management	For	Voted - For
7b.	Appointment of Karl Guha	Management	For	Voted - For
7c.	Reappointment of Herna Verhagen	Management	For	Voted - For
7d.	Reappointment of Mike Rees	Management	For	Voted - For
8a.	Authorisation of the Executive Board to Issue
	Ordinary Shares	Management	For	Voted - For
8b.	Authorisation of the Executive Board to Issue
Ordinary Shares with Or Without Pre- Emptive Rights
	of Existing Shareholders	Management	For	Voted - For
9.	Authorisation of the Executive Board to Acquire
	Ordinary Shares in Ing Groups Own Capital	Management	For	Voted - For
10.	Reduction of the Issued Share Capital by Cancelling
Ordinary Shares Acquired by Ing Group Pursuant to
	the Authority Under Agenda Item 9	Management	For	Voted - For
16 Mar 2023: Please Note That This is A Revision
Due to Change in Numbering-of All Resolutions. If
You Have Already Sent in Your Votes, Please Do
Not-vote Again Unless You Decide to Amend Your
	Original Instructions. Thank You	Non-Voting		Non-Voting
INTERTEK GROUP PLC
Security ID: G4911B108
Meeting Date: 24-May-23	Meeting Type: Annual General Meeting
1	To Receive the Annual Report and Accounts for the
	Year Ended 31 December 2022	Management	For	Voted - For
2	To Approve the Directors Remuneration Report	Management	For	Voted - For
3	To Approve the Payment of A Final Dividend of 71.6p
	Per Ordinary Share	Management	For	Voted - For
4	To Elect Colm Deasy As A Director	Management	For	Voted - For

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
5	To Elect Jez Maiden As A Director	Management	For	Voted - For
6	To Elect Kawal Preet As A Director	Management	For	Voted - For
7	To Re-elect Andrew Martin As A Director	Management	For	Voted - For
8	To Re-elect Andre Lacroix As A Director	Management	For	Voted - For
9	To Re-elect Graham Allan As A Director	Management	For	Voted - For
10	To Re-elect Gurnek Bains As A Director	Management	For	Voted - For
11	To Re-elect Lynda Clarizio As A Director	Management	For	Voted - For
12	To Re-elect Tamara Ingram As A Director	Management	For	Voted - For
13	To Re-elect Gill Rider As A Director	Management	For	Voted - For
14	To Re-elect Jean-michel Valette As A Director	Management	For	Voted - For
15	To Re-appoint PricewaterhouseCoopers LLP As Auditor
	of the Company	Management	For	Voted - For
16	To Authorise the Audit Committee to Determine the
	Remuneration of the Auditor	Management	For	Voted - For
17	To Authorise the Directors to Allot Relevant
	Securities	Management	For	Voted - For
18	To Authorise UK Political Donations and Expenditure	Management	For	Voted - For
19	To Disapply Pre-emption Rights	Management	For	Voted - For
20	To Disapply Pre-emption Rights in Relation to an
	Acquisition Or Capital Investment	Management	For	Voted - For
21	To Authorise the Company to Buy Back Its Own Shares	Management	For	Voted - For
22	To Authorise the Company to Hold A General Meeting
Other Than an Annual General Meeting on Not Less
	Than 14 Clear Days Notice	Management	For	Voted - For
KBC GROUPE SA
Security ID: B5337G162
Meeting Date: 04-May-23	Meeting Type: Annual General Meeting
Voting Must be Lodged with Beneficial Owner Details
As Provided by Your- Custodian Bank. Accounts with
Multiple Beneficial Owners Will Require-disclosure
of Each Beneficial Owner Name, Address and Share
	Position	Non-Voting		Non-Voting
A Beneficial Owner Signed Power of Attorney (poa)
May be Required to Lodge- Voting Instructions. If
No Poa is Submitted, Your Instructions May
	Be-rejected	Non-Voting		Non-Voting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected	Non-Voting		Non-Voting
I.1.	Review of the Combined Annual Report of the Board
of Directors of Kbc Group-nv on the Company and
Consolidated Annual Accounts for the Financial
	Year-ending on 31 December 2022	Non-Voting		Non-Voting
I.2.	Review of the Auditors Reports on the Company and
Consolidated Annual- Accounts of Kbc Group Nv for
	the Financial Year Ending on 31 December 2022	Non-Voting		Non-Voting

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
I.3.	Review of the Consolidated Annual Accounts of Kbc
Group Nv for the Financial-year Ending on 31
	December 2022	Non-Voting		Non-Voting
I.4.	Resolution to Approve the Company Annual Accounts
of Kbc Group Nv for the Financial Year Ending on 31
December 2022, Including the Following
Appropriation of the Results: A) 5 945 584.15 Euros
in the Form of A Categorised Profit Bonus, As Set
Out in the Collective Labour Agreement of 9
December 2021 Concerning the Categorised Profit
Bonus for Financial Year 2022; B) 1 668 391 834
Euros to be Allocated As A Gross Dividend, I.e. A
	Gross Dividend of 4.00 Euros	Management	For	Voted - For
Per Share. Further to Payment of an Interim
Dividend in the Sum of 1.00 Euro, the Balance of
Gross Dividend Remaining to be Paid is 1 251 508
242 Euros, I.e. A Gross Dividend of 3.00 Euros Per
	Share. the Dividend Payment Date is 11 May 2023			Non-Voting
I.5.	Resolution to Approve the Remuneration Report of
Kbc Group Nv for the Financial Year Ending on 31
December 2022, As Included in the Combined Annual
Report of the Board of Directors of Kbc Group Nv
	Referred to Under Item 1 of This Agenda	Management	For	Voted - For
I.6.	Resolution to Grant Discharge to the Directors of
Kbc Group Nv for the Performance of Their Duties
	During Financial Year 2022	Management	For	Voted - For
I.7.	Resolution to Grant Discharge to the Statutory
Auditor of Kbc Group Nv for the Performance of Its
	Duties During Financial Year 2022	Management	For	Voted - For
I.8.	At the Request of the Statutory Auditor and
Following Favourable Endorsement by the Audit
Committee, Resolution to Raise the Statutory
Auditors Fee for Financial Year 2022 to 570 825
	Euros	Management	For	Voted - For
I.9.1 Resolution to Reappoint Mr Koenraad Debackere As
Independent Director, Within the Meaning of and in
Line with the Statutory Criteria and the 2020
Corporate Governance Code, for A Period of Four
Years, I.e. Until the Close of the Annual General
	Meeting in 2027	Management	For	Voted - For
I.9.2 Resolution to Reappoint Mr Alain Bostoen As
Director for A Period of Four Years, I.e. Until the
	Close of the Annual General Meeting in 2027	Management	For	Voted - Against
I.9.3 Resolution to Reappoint Mr Franky Depickere As
Director for A Period of Four Years, I.e. Until the
	Close of the Annual General Meeting in 2027	Management	For	Voted - Against
I.9.4 Resolution to Reappoint Mr Frank Donck As Director
for A Period of Four Years, I.e. Until the Close of
	the Annual General Meeting in 2027	Management	For	Voted - Against
I.9.5 Resolution to Appoint Mr Marc De Ceuster As
Director for A Period of Four Years, I.e. Until the
Close of the Annual General Meeting in 2027, in
Replacement of Mrs Katelijn Callewaert, Who Wishes
to Terminate Her Mandate at the End of the Annual
	General Meeting	Management	For	Voted - Against

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
I.9.6 Resolution to Appoint Mr Raf Sels As Director for A
Period of Four Years, I.e. Until the Close of the
Annual General Meeting in 2027, in Replacement of
Mr Marc Wittemans, Who Wishes to Terminate His
	Mandate at the End of the Annual General Meeting	Management	For	Voted - Against
I.10. Other Business		Non-Voting		Non-Voting
Intermediary Clients Only - Please Note That If You
are Classified As An- Intermediary Client Under the
Shareholder Rights Directive II, You Should
Be-providing the Underlying Shareholder Information
at the Vote Instruction-level. If You are Unsure on
How to Provide This Level of Data to
Broadridge-outside of Proxyedge, Please Speak to
Your Dedicated Client Service-representative for
	Assistance	Non-Voting		Non-Voting
17 Apr 2023: Please Note That This is A Revision
Due to Change in Numbering-of All Resolutions. If
You Have Already Sent in Your Votes, Please Do
Not-vote Again Unless You Decide to Amend Your
	Original Instructions. Thank You	Non-Voting		Non-Voting
Meeting Date: 04-May-23	Meeting Type: Extraordinary General Meeting
Voting Must be Lodged with Beneficial Owner Details
As Provided by Your- Custodian Bank. Accounts with
Multiple Beneficial Owners Will Require-disclosure
of Each Beneficial Owner Name, Address and Share
	Position	Non-Voting		Non-Voting
A Beneficial Owner Signed Power of Attorney (poa)
May be Required to Lodge- Voting Instructions. If
No Poa is Submitted, Your Instructions May
	Be-rejected	Non-Voting		Non-Voting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected	Non-Voting		Non-Voting
II.1.	Review of the Report of the Board of Directors,
Drawn Up Pursuant to Article- 7:199, Second
Paragraph of the Belgian Companies and Associations
Code with A- View to the Granting to the Board of
Directors of the Authorisation To-increase the
	Share Capital	Non-Voting		Non-Voting
II2.1 Proposal to Grant the Authorisation to the Board of
Directors to Increase the Share Capital by an
	Amount of One Hundred Forty-six Million Euros	Management	For	Voted - For
II2.2 Proposal to Grant the Authorisation to the Board of
Directors to Increase the Share Capital by an
	Amount of Five Hundred and Fifty-four Million Euros	Management	For	Voted - For
II.3.	Motion to Insert the Following Transitional
Provision in Article 7 of the Articles of
Association with Regard to the Authorisation to the
	Board of Directors to Increase the Capital	Management	For	Voted - For
II.4.	Motion to Replace the Third Paragraph of Article 8
of the Articles of Association Regarding the
	Allocation of Share Premiums	Management	For	Voted - For

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
II.5.	Motion to Insert A Second Paragraph in Article 11
of the Articles of Association Regarding the
	Authorisation to Cancel Treasury Shares	Management	For	Voted - For
II.6.	Motion to Replace the Second Paragraph of Article
17 of the Articles of Association Regarding the
Signing of Reports Recording the Decisions of the
	Board of Directors	Management	For	Voted - For
II.7.	Motion to Replace the First Paragraph of Article 20
of the Articles of Association Regarding the Powers
	of the Executive Committee As Follows	Management	For	Voted - For
II.8.	Motion to Delete the Transitional Provision in
Article 23 of the Articles of Association Regarding
	Bond Holders Rights	Management	For	Voted - For
II.9.	Motion to Grant A Power of Attorney to Draw Up and
Sign the Consolidated Text of the Articles of
Association of the Company, and to File It with the
	Registry of the Court of Relevant Jurisdiction	Management	For	Voted - For
II10. Motion to Grant Authorisation for Implementation of
	the Motions Passed	Management	For	Voted - For
II11. Motion to Grant A Power of Attorney to Effect the
Requisite Formalities with the Crossroads Bank for
	Enterprises and the Tax Authorities	Management	For	Voted - For
Intermediary Clients Only - Please Note That If You
are Classified As An- Intermediary Client Under the
Shareholder Rights Directive II, You Should
Be-providing the Underlying Shareholder Information
at the Vote Instruction-level. If You are Unsure on
How to Provide This Level of Data to
Broadridge-outside of Proxyedge, Please Speak to
Your Dedicated Client Service-representative for
	Assistance	Non-Voting		Non-Voting
17 Apr 2023: Please Note That This is A Revision
Due to Change in Numbering-of All Resolutions and
Modification of Text of Resolutions 2.1, 2.2
And-change in Numbering of All Resolutions. If You
Have Already Sent in Your-votes, Please Do Not Vote
Again Unless You Decide to Amend Your
	Original-instructions. Thank You	Non-Voting		Non-Voting
LONDON STOCK EXCHANGE GROUP PLC
Security ID: G5689U103
Meeting Date: 27-Apr-23	Meeting Type: Annual General Meeting
1	To Receive the Annual Report and Accounts	Management	For	Voted - For
2	To Declare and Pay A Dividend	Management	For	Voted - For
3	To Approve the Annual Report on Remuneration and
the Annual Statement of the Chair of the
	Remuneration Committee	Management	For	Voted - For
4	To Approve the Directors Remuneration Policy	Management	For	Voted - For
5	To Re-elect Dominic Blakemore As A Director	Management	For	Voted - For
6	To Re-elect Martin Brand As A Director	Management	For	Voted - For
7	To Re-elect Professor Kathleen Derose As A Director	Management	For	Voted - For

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
8	To Re-elect Tsega Gebreyes As A Director	Management	For	Voted - For
9	To Re-elect Cressida Hogg Cbe As A Director	Management	For	Voted - For
10	To Re-elect Anna Manz As A Director	Management	For	Voted - For
11	To Re-elect Dr Val Rahmani As A Director	Management	For	Voted - For
12	To Re-elect Don Robert As A Director	Management	For	Voted - For
13	To Re-elect David Schwimmer As A Director	Management	For	Voted - For
14	To Re-elect Douglas Steenland As A Director	Management	For	Voted - For
15	To Re-elect Ashok Vaswani As A Director	Management	For	Voted - For
16	To Elect Scott Guthrie As A Director	Management	For	Voted - For
17	To Elect William Vereker As A Director	Management	For	Voted - For
18	To Re-appoint Ernst and Young LLP As Auditors	Management	For	Voted - For
19	To Authorise the Directors to Approve the Auditors
	Remuneration	Management	For	Voted - For
20	To Renew the Directors Authority to Allot Shares	Management	For	Voted - For
21	To Authorise the Company to Make Political
	Donations and Incur Political Expenditure	Management	For	Voted - For
22	To Disapply Pre-emption Rights in Respect of an
	Allotment of Equity Securities for Cash	Management	For	Voted - For
23	To Disapply Pre-emption Rights in Respect of A
Further Allotment of Equity Securities for Cash for
	the Purposes of Financing A Transaction	Management	For	Voted - For
24	To Grant the Directors Authority to Purchase the
	Company's Own Shares	Management	For	Voted - For
25	To Authorise the Company to Make Off- Market
	Purchases of Shares from the Consortium Shareholders	Management	For	Voted - For
26	That A General Meeting Other Than an Annual General
Meeting May be Called on Not Less Than 14 Clear
	Days Notice	Management	For	Voted - For
LVMH MOET HENNESSY LOUIS VUITTON SE
Security ID: F58485115
Meeting Date: 20-Apr-23	Meeting Type: Mix
For Shareholders Not Holding Shares Directly with A
French Custodian, Voting- Instructions Will be
Forwarded to Your Global Custodian on Vote
Deadline-date. the Global Custodian As the
Registered Intermediary Will Sign the Proxy-card
	and Forward to the Local Custodian for Lodgment	Non-Voting		Non-Voting
For French Meetings 'abstain' is A Valid Voting
Option. for Any Additional- Resolutions Raised at
the Meeting the Voting Instruction Will Default
To-'against.' If Your Custodian is Completing the
Proxy Card, the Voting-instruction Will Default to
	the Preference of Your Custodian	Non-Voting		Non-Voting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected	Non-Voting		Non-Voting
For Shareholders Holding Shares Directly Registered
in Their Own Name on The- Company Share Register,

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
You Should Receive A Proxy Card/voting Form
Directly- from the Issuer. Please Submit Your Vote
Directly Back to the Issuer Via The-proxy
Card/voting Form, Do Not Submit Your Vote Via
Broadridge-systems/platforms Or Your Instructions
	May be Rejected	Non-Voting		Non-Voting
Please Note Share Blocking Will Apply for Any Voted
	Positions Settling-through Euroclear Bank	Non-Voting		Non-Voting
Please Note That If You Hold Crest Depository
Interests (cdis) And-participate at This Meeting,
You (or Your Crest Sponsored Member/custodian)-will
be Required to Instruct A Transfer of the Relevant
Cdis to the Escrow-account Specified in the
Associated Corporate Event in the Crest System.
	This-transfer	Non-Voting		Non-Voting
Will Need to be Completed by the Specified Crest
System Deadline.-once This Transfer Has Settled,
the Cdis Will be Blocked in the Crest System.-the
Cdis Will Typically be Released from Escrow As Soon
As Practicable On-record Date +1 Day (or on Meeting
Date +1 Day If No Record Date Applies)-unless
Otherwise Specified, and Only After the Agent Has
Confirmed- Availability of the Position. in Order
for A Vote to be Accepted, the Voted-position Must
be Blocked in the Required Escrow Account in the
Crest System.-by Voting on This Meeting, Your Crest
Sponsored Member/custodian May Use Your-vote
Instruction As the Authorization to Take the
Necessary Action Which Will-include Transferring
Your Instructed Position to Escrow. Please Contact
Your-crest Sponsored Member/custodian Directly for
Further Information on The-custody Process and
Whether Or Not They Require Separate Instructions
	From-you			Non-Voting
Intermediary Clients Only - Please Note That If You
are Classified As An- Intermediary Client Under the
Shareholder Rights Directive II, You Should
Be-providing the Underlying Shareholder Information
at the Vote Instruction-level. If You are Unsure on
How to Provide This Level of Data to
Broadridge-outside of Proxyedge, Please Speak to
Your Dedicated Client Service-representative for
	Assistance	Non-Voting		Non-Voting
Please Note That Important Additional Meeting
Information is Available By-clicking on the
Material Url Link:-https://www.journal-
Officiel.gouv.fr/telechargements/balo/pdf/2023/0313/
	202 303-132300500.pdf	Non-Voting		Non-Voting
1	Approval of the Corporate Financial Statements for
	the Financial Year Ended 31 December 2022	Management	For	Voted - For
2	Approval of the Consolidated Financial Statements
	for the Financial Year Ended 31 December 2022	Management	For	Voted - For
3	Allocation of Income - Setting of the Dividend	Management	For	Voted - For
4	Approval of Regulated Agreements Referred to in
	Article L. 225-38 of the French Commercial Code	Management	For	Voted - For

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
5	Renewal of the Term of Office for Mrs. Delphine
	Arnault As Director	Management	For	Voted - For
6	Renewal of the Term of Office for Mr. Antonio
	Belloni As Director	Management	For	Voted - For
7	Renewal of the Term of Office for Mrs. Marie-josee
	Kravis As Director	Management	For	Voted - Against
8	Renewal of the Term of Office for Mrs. Marie-laure
	Sauty De Chalon As Director	Management	For	Voted - For
9	Renewal of the Term of Office for Mrs. Natacha
	Valla As Director	Management	For	Voted - For
10	Appointment of Mr. Laurent Mignon As Director	Management	For	Voted - Against
11	Renewal of the Term of Office for Lord Powell of
	Bayswater As Censor	Management	For	Voted - Against
12	Appointment of Mr. Diego Della Valle As Censor	Management	For	Voted - Against
13	Approval of the Information Relating to the
Compensation of Corporate Officers, As Referred to
in Section I of Article L.22-10- 9 of the French
	Commercial Code	Management	For	Voted - Against
14	Approval of the Compensation Elements Paid During
the Financial Year 2022 Or Allocated for the Same
Financial Year to Mr. Bernard Arnault, Chairman and
	Chief Executive Officer	Management	For	Voted - Against
15	Approval of the Compensation Elements Paid During
Financial Year 2022 Or Allocated for the Same
Financial Year to Mr. Antonio Belloni, Deputy Chief
	Executive Officer	Management	For	Voted - Against
16	Approval of the Compensation Policy for Directors	Management	For	Voted - For
17	Approval of the Compensation Policy for the
	Chairman and Chief Executive Officer	Management	For	Voted - Against
18	Approval of the Compensation Policy for the Deputy
	Chief Executive Officer	Management	For	Voted - Against
19	Authorization to be Granted to the Board of
Directors, for A Period of 18 Months, to Trade in
the Company's Shares at A Maximum Purchase Price of
1,200 Euros Per Share, for A Maximum Cumulative
	Amount of 60.4 Billion Euros	Management	For	Voted - For
20	Authorization to be Granted to the Board of
Directors, for A Period of 18 Months, to Reduce the
Share Capital by Cancelling Shares Held by the
	Company Following the Repurchase of Its Own Shares	Management	For	Voted - For
21	Delegation of Authority to be Granted to the Board
of Directors, for A Period of Twenty-six Months, to
Increase the Capital by Incorporation of Profits,
	Reserves, Premiums Or Others	Management	For	Voted - For
22	Delegation of Authority to be Granted to the Board
of Directors, for A Period of Twenty-six Months, to
Issue Common Shares, And/or Equity Securities
Granting Access to Other Equity Securities Or
Granting Entitlement to the Allocation of Debt
Securities, And/or Transferable Securities Granting
Access to Equity Securities to be Issued with
	Retention of the Pre-emptive Subscription Right	Management	For	Voted - For
23	Delegation of Authority to be Granted to the Board
of Directors, for A Period of Twenty-six Months, to

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Issue by Public Offering (other Than Those Referred
to in Section 1 of Article L. 411-2 of the French
Monetary and Financial Code), Common Shares, And/or
Equity Securities Granting Access to Other Equity
Securities Or Granting Entitlement to the
Allocation of Debt Securities, And/or Transferable
Securities Granting Access to Equity Securities to
be Issued, with Cancellation of the Pre-emptive
Subscription Right with the Option of A Priority
	Right	Management	For	Voted - Against
24	Delegation of Authority Granted to the Board of
Directors, for A Period of Twenty-six Months, to
Issue Common Shares, And/or Equity Securities
Granting Access to Other Equity Securities Or
Granting Entitlement to the Allocation of Debt
Securities, And/or Transferable Securities Granting
Access to Equity Securities to be Issued, with
Cancellation of the Pre-emptive Subscription Right,
for the Benefit of Qualified Investors Or A Limited
	Circle of Investors	Management	For	Voted - Against
25	Delegation of Authority to be Granted to the Board
of Directors, for A Period of Twenty-six Months, to
Increase the Number of Securities to be Issued in
the Event of A Capital Increase with Retention Or
Cancellation of the Shareholders' Pre- Emptive
Subscription Right in the Context of Over-allotment
Options in Case of Oversubscription of the Number
	of Securities Offered	Management	For	Voted - Against
26	Delegation of Authority Granted to the Board of
Directors, for A Period of Twenty-six Months, to
Issue Shares And/or Equity Securities Granting
Access to Other Equity Securities Or to the
Allocation of Debt Securities As Compensation for
Securities Brought Into Any Public Exchange Offer
	Initiated by the Company	Management	For	Voted - Against
27	Delegation of Powers Granted to the Board of
Directors, for A Period of Twenty-six Months, to
Issue, Within the Limit of 10% of the Share
Capital, Common Shares Or Equity Securities
Granting Access to Other Equity Securities of the
Company Or Granting Entitlement to the Allocation
of Debt Securities As Compensation for
Contributions in Kind of Equity Securities Or
Transferable Securities Granting Access to the
	Capital, Granted to the Company	Management	For	Voted - Against
28	Authorization to be Granted to the Board of
Directors, for A Period of Twenty-six Months, to
Grant Share Subscription Options with Cancellation
of the Shareholders' Pre-emptive Subscription
Right, Or Share Purchase Options to Employees
And/or Executive Corporate Officers of the Company
and Related Entities, Within the Limit of 1% of the
	Capital	Management	For	Voted - Against
29	Delegation of Authority to Granted to the Board of
Directors, for A Period of Twenty-six Months, to
Issue Shares And/or Transferable Securities

Cambiar International Equity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
Granting Access to the Company's Capital, with
Cancellation of Shareholders' Pre-emptive
Subscription Right, for the Benefit of Members of
the Group's Company Savings Plan(s), Within the
Limit of 1% of the Share Capital	Management	For	Voted - For
30 Setting of the Overall Ceiling for Immediate Or
Future Capital Increases Decided in Accordance with
Delegations of Authority	Management	For	Voted - For
MERCK KGAA
Security ID: D5357W103
Meeting Date: 28-Apr-23	Meeting Type: Annual General Meeting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian.-if No Shareholder
Details are Provided, Your Instruction May be
Rejected	Non-Voting		Non-Voting
According to German Law, in Case of Specific
Conflicts of Interest In- Connection with Specific
Items of the Agenda for the General Meeting You
Are- Not Entitled to Exercise Your Voting Rights.
Further, Your Voting Right Might-be Excluded When
Your Share in Voting Rights Has Reached Certain
Thresholds-and You Have Not Complied with Any of
Your Mandatory Voting Rights-notifications Pursuant
to the German Securities Trading Act (wphg).
For-questions in This Regard Please Contact Your
Client Service Representative-for Clarification. If
You Do Not Have Any Indication Regarding Such
Conflict-of Interest, Or Another Exclusion from
Voting, Please Submit Your Vote As- Usual	Non-Voting		Non-Voting
Information on Counter Proposals Can be Found
Directly on the Issuer's-website (please Refer to
the Material Url Section of the Application). If
You-wish to Act on These Items, You Will Need to
Request A Meeting Attend And-vote Your Shares
Directly at the Company's Meeting. Counter
Proposals Cannot-be Reflected on the Ballot on
Proxyedge	Non-Voting		Non-Voting
From 10th February, Broadridge Will Code All
Agendas for German Meetings In-english Only. If You
Wish to See the Agenda in German, This Will be
Made-available As A Link Under the 'material Url'
Dropdown at the Top of The-ballot. the German
Agendas for Any Existing Or Past Meetings Will
Remain In-place. for Further Information, Please
Contact Your Client Service- Representative	Non-Voting		Non-Voting
Intermediary Clients Only - Please Note That If You
are Classified As An- Intermediary Client Under the
Shareholder Rights Directive II, You Should
Be-providing the Underlying Shareholder Information
at the Vote Instruction-level. If You are Unsure on
How to Provide This Level of Data to
Broadridge-outside of Proxyedge, Please Speak to

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Your Dedicated Client Service-representative for
	Assistance	Non-Voting		Non-Voting
Please Note That This is an Amendment to Meeting Id
868699 Due to Received-updated Agenda with
Splitting of 8 Resolutions. All Votes Received on
The-previous Meeting Will be Disregarded If Vote
Deadline Extensions are Granted.-therefore Please
Reinstruct on This Meeting Notice on the New Job.
If However-vote Deadline Extensions are Not Granted
in the Market, This Meeting Will Be-closed and Your
Vote Intentions on the Original Meeting Will be
Applicable.-please Ensure Voting is Submitted Prior
to Cutoff on the Original Meeting,-and As Soon As
	Possible on This New Amended Meeting. Thank You	Non-Voting		Non-Voting
1	Receive Financial Statements and Statutory Reports
	for Fiscal Year 2022	Non-Voting		Non-Voting
2	Resolution on the Adoption of the Annual Financial
	Statements for Fiscal 2022	Management	For	Voted - For
3	Resolution Authorizing the Appropriation of the Net
	Retained Profit for Fiscal 2022	Management	For	Voted - For
4	Resolution on the Approval of the Actions of the
	Executive Board for Fiscal 2022	Management	For	Voted - For
5	Resolution on the Approval of the Actions of the
	Supervisory Board for Fiscal 2022	Management	For	Voted - For
6	Resolution on the Approval of the 2022 Compensation
	Report	Management	For	Voted - For
7	Resolution on Revocation of an Existing and
Creation of A New Authorization to Issue
Warrant/convertible Bonds, Participation Rights Or
Participation Bonds Or A Combination and
Authorization to Exclude the Subscription Rights
with the Revocation of the Current and Creation of
A New Contingent Capital II and Amendment of the
	Articles of Association	Management	For	Voted - For
8.1	Resolution on the Addition of the Articles of
Association Authorizing the Executive Board to
	Conduct Annual General Meetings	Management	For	Voted - For
8.2	Resolution on an Amendment of the Articles of
Association to Enable Participation of Supervisory
Board Members at the Annual General Meeting by
	Means of Audio and Video Transmission	Management	For	Voted - For
MURATA MANUFACTURING CO.,LTD.
Security ID: J46840104
Meeting Date: 29-Jun-23	Meeting Type: Annual General Meeting
	Please Reference Meeting Materials.	Non-Voting		Non-Voting
1	Approve Appropriation of Surplus	Management	For	Voted - For
2.1	Appoint A Director Who is Not Audit and Supervisory
	Committee Member Murata, Tsuneo	Management	For	Voted - For
2.2	Appoint A Director Who is Not Audit and Supervisory
	Committee Member Nakajima, Norio	Management	For	Voted - For

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
2.3	Appoint A Director Who is Not Audit and Supervisory
	Committee Member Iwatsubo, Hiroshi	Management	For	Voted - For
2.4	Appoint A Director Who is Not Audit and Supervisory
	Committee Member Minamide, Masanori	Management	For	Voted - For
2.5	Appoint A Director Who is Not Audit and Supervisory
	Committee Member Yasuda, Yuko	Management	For	Voted - For
2.6	Appoint A Director Who is Not Audit and Supervisory
	Committee Member Nishijima, Takashi	Management	For	Voted - For
NESTLE S.A.
Security ID: H57312649
Meeting Date: 20-Apr-23	Meeting Type: Annual General Meeting
Voting Must be Lodged with Beneficial Owner Details
As Provided by Your- Custodian Bank. If No
Beneficial Owner Details are Provided, Your
	Instruction-may be Rejected	Non-Voting		Non-Voting
Part 2 of This Meeting is for Voting on Agenda and
Meeting Attendance-requests Only. Please Ensure
That You Have First Voted in Favour of
The-registration of Shares in Part 1 of the
Meeting. It is A Market Requirement-for Meetings of
This Type That the Shares are Registered and Moved
to A-registered Location at the Csd, and Specific
Policies at the Individual-sub- Custodians May
Vary. Upon Receipt of the Vote Instruction, It is
Possible-that A Marker May be Placed on Your Shares
to Allow for Reconciliation And-re- Registration
Following A Trade.therefore Whilst This Does Not
Prevent The-trading of Shares, Any That are
Registered Must be First Deregistered If-required
for Settlement. Deregistration Can Affect the
Voting Rights of Those-shares. If You Have Concerns
Regarding Your Accounts, Please Contact Your-client
	Representative.	Non-Voting		Non-Voting
1.1	Approval of the Annual Review, the Financial
Statements of Nestle S.a. and the Consolidated
	Financial Statements of the Nestle Group for 2022	Management	For	Voted - Abstain
1.2	Acceptance of the Compensation Report 2022
	(advisory Vote)	Management	For	Voted - Abstain
2	Discharge to the Members of the Board of Directors
	and of the Management for 2022	Management	For	Voted - Abstain
3	Appropriation of Profit Resulting from the Balance
Sheet of Nestle S.a. (proposed Dividend) for the
	Financial Year 2022	Management	For	Voted - Abstain
4.1.1 Re-election As Member and Chairman of the Board of
	Directors: Paul Bulcke	Management	For	Voted - Abstain
4.1.2 Re-election As Member of the Board of Directors:
	Ulf Mark Schneider	Management	For	Voted - Abstain
4.1.3 Re-election As Member of the Board of Directors:
	Henri De Castries	Management	For	Voted - Abstain
4.1.4 Re-election As Member of the Board of Directors:
	Renato Fassbind	Management	For	Voted - Abstain

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
4.1.5 Re-election As Member of the Board of Directors:
	Pablo Isla	Management	For	Voted - Abstain
4.1.6 Re-election As Member of the Board of Directors:
	Patrick Aebischer	Management	For	Voted - Abstain
4.1.7 Re-election As Member of the Board of Directors:
	Kimberly A. Ross	Management	For	Voted - Abstain
4.1.8 Re-election As Member of the Board of Directors:
	Dick Boer	Management	For	Voted - Abstain
4.1.9 Re-election As Member of the Board of Directors:
	Dinesh Paliwal	Management	For	Voted - Abstain
4.110Re-election As Member of the Board of Directors:
	Hanne Jimenez De Mora	Management	For	Voted - Abstain
4.111Re-election As Member of the Board of Directors:
	Lindiwe Majele Sibanda	Management	For	Voted - Abstain
4.112Re-election As Member of the Board of Directors:
	Chris Leong	Management	For	Voted - Abstain
4.113Re-election As Member of the Board of Directors:
	Luca Maestri	Management	For	Voted - Abstain
4.2.1 Election to the Board of Directors: Rainer Blair		Management	For	Voted - Abstain
4.2.2 Election to the Board of Directors: Marie-
	Gabrielle Ineichen-fleisch	Management	For	Voted - Abstain
4.3.1 Election As Member of the Compensation Committee:
	Pablo Isla	Management	For	Voted - Abstain
4.3.2 Election As Member of the Compensation Committee:
	Patrick Aebischer	Management	For	Voted - Abstain
4.3.3 Election As Member of the Compensation Committee:
	Dick Boer	Management	For	Voted - Abstain
4.3.4 Election As Member of the Compensation Committee:
	Dinesh Paliwal	Management	For	Voted - Abstain
4.4	Election of the Statutory Auditors: Ernst and Young
	Ltd, Lausanne Branch	Management	For	Voted - Abstain
4.5	Election of the Independent Representative:
	Hartmann Dreyer, Attorneys-at-law	Management	For	Voted - Abstain
5.1	Approval of the Compensation of the Board of
	Directors	Management	For	Voted - Abstain
5.2	Approval of the Compensation of the Executive Board	Management	For	Voted - Abstain
6	Capital Reduction (by Cancellation of Shares)	Management	For	Voted - Abstain
7.1	Amendments of Provisions of the Articles of
	Association Pertaining to the General Meeting	Management	For	Voted - Abstain
7.2	Amendments of Provisions of the Articles of
Association Pertaining to the Board of Directors,
Compensation, Contracts and Mandates and
	Miscellaneous Provisions	Management	For	Voted - Abstain
8	In the Event of Any Yet Unknown New Or Modified
Proposal by A Shareholder During the General
Meeting, I Instruct the Independent Representative
to Vote As Follows: (yes = Vote in Favor of Any
Such Yet Unknown Proposal, No = Vote Against Any
Such Yet Unknown Proposal, Abstain = Abstain from
Voting) - the Board of Directors Recommends to Vote
	No on Any Such Yet Unknown Proposal	Shareholder	Against	Voted - Abstain

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
NOVARTIS AG
Security ID: H5820Q150
Meeting Date: 07-Mar-23	Meeting Type: Annual General Meeting
Voting Must be Lodged with Beneficial Owner Details
As Provided by Your- Custodian Bank. If No
Beneficial Owner Details are Provided, Your
	Instruction-may be Rejected.	Non-Voting		Non-Voting
Please Note That This is an Amendment to Meeting Id
854088 Due to Received-updated Agenda. All Votes
Received on the Previous Meeting Will
Be-disregarded and You Will Need to Reinstruct on
	This Meeting Notice. Thank-you.	Non-Voting		Non-Voting
Part 2 of This Meeting is for Voting on Agenda and
Meeting Attendance-requests Only. Please Ensure
That You Have First Voted in Favour of
The-registration of Shares in Part 1 of the
Meeting. It is A Market Requirement-for Meetings of
This Type That the Shares are Registered and Moved
to A-registered Location at the Csd, and Specific
Policies at the Individual-sub- Custodians May
Vary. Upon Receipt of the Vote Instruction, It is
Possible-that A Marker May be Placed on Your Shares
to Allow for Reconciliation And-re- Registration
Following A Trade. Therefore Whilst This Does Not
Prevent The-trading of Shares, Any That are
Registered Must be First Deregistered If-required
for Settlement. Deregistration Can Affect the
Voting Rights of Those-shares. If You Have Concerns
Regarding Your Accounts, Please Contact Your-client
	Representative	Non-Voting		Non-Voting
1	Approval of the Operating and Financial Review of
Novartis Ag, the Financial Statements of Novartis
Ag and the Group Consolidated Financial Statements
	for the 2022 Financial Year	Management	For	Voted - For
2	Discharge from Liability of the Members of the
	Board of Directors and the Executive Committee	Management	For	Voted - For
3	Appropriation of Available Earnings of Novartis Ag
As Per Balance Sheet and Declaration of Dividend
	for 2022	Management	For	Voted - For
4	Reduction of Share Capital	Management	For	Voted - For
5	Further Share Repurchases	Management	For	Voted - For
6.1	Introduction of Article 12a of the Articles of
	Incorporation	Management	For	Voted - For
6.2	Amendment of Articles 10, 14, 30, 33 and 34 of the
	Articles of Incorporation	Management	For	Voted - For
6.3	Amendment of Articles 4-7, 9, 11-13, 16-18, 20- 24,
	27, 38 and 39 of the Articles of Incorporation	Management	For	Voted - For
7.1	Vote on Compensation for the Members of the Board
of Directors and the Executive Committee: Binding
Vote on the Maximum Aggregate Amount of
Compensation for the Board of Directors from the

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
2023 Annual General Meeting to the 2024 Annual
	General Meeting	Management	For	Voted - For
7.2	Vote on Compensation for the Members of the Board
of Directors and the Executive Committee: Binding
Vote on the Maximum Aggregate Amount of
Compensation for the Executive Committee for the
	2024 Financial Year	Management	For	Voted - For
7.3	Vote on Compensation for the Members of the Board
of Directors and the Executive Committee: Advisory
	Vote on the 2022 Compensation Report	Management	For	Voted - For
8.1	Re-election of Joerg Reinhardt As Member and Chair
	of the Board of Directors	Management	For	Voted - For
8.2	Re-election of Nancy C. Andrews As Member of the
	Board of Directors	Management	For	Voted - For
8.3	Re-election of Ton Buechner As Member of the Board
	of Directors	Management	For	Voted - For
8.4	Re-election of Patrice Bula As Member of the Board
	of Directors	Management	For	Voted - For
8.5	Re-election of Elizabeth Doherty As Member of the
	Board of Directors	Management	For	Voted - For
8.6	Re-election of Bridgette Heller As Member of the
	Board of Directors	Management	For	Voted - For
8.7	Re-election of Daniel Hochstrasser As Member of the
	Board of Directors	Management	For	Voted - For
8.8	Re-election of Frans Van Houten As Member of the
	Board of Directors	Management	For	Voted - For
8.9	Re-election of Simon Moroney As Member of the Board
	of Directors	Management	For	Voted - For
8.10	Re-election of Ana De Pro Gonzalo As Member of the
	Board of Directors	Management	For	Voted - For
8.11	Re-election of Charles L. Sawyers As Member of the
	Board of Directors	Management	For	Voted - For
8.12	Re-election of William T. Winters As Member of the
	Board of Directors	Management	For	Voted - For
8.13	Election of John D. Young As Member of the Board of
	Directors	Management	For	Voted - For
9.1	Re-election of Patrice Bula As Member of the
	Compensation Committee	Management	For	Voted - For
9.2	Re-election of Bridgette Heller As Member of the
	Compensation Committee	Management	For	Voted - For
9.3	Re-election of Simon Moroney As Member of the
	Compensation Committee	Management	For	Voted - For
9.4	Re-election of William T. Winters As Member of the
	Compensation Committee	Management	For	Voted - For
10	Re-election of the Auditor: the Board of Directors
Proposes the Re-election of KPMG Ag As Auditor for
	the Financial Year Starting on January 1, 2023	Management	For	Voted - For
11	Re-election of the Independent Proxy: the Board of
Directors Proposes the Re- Election of Lic. Iur.
Peter Andreas Zahn, Attorney at Law, Basel, As
Independent Proxy Until the End of the Next Annual
	General Meeting	Management	For	Voted - For
B	General Instructions in Case of Alternative Motions
Under the Agenda Items Published in the Invitation

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
to the Annual General Meeting, And/or of Motions
Relating to Additional Agenda Items According to
Article 704b of the Swiss Code of Obligations. I/we
Instruct the Independent Proxy to Vote As Follows:
(for = According to the Motion of the Board of
Directors, Against = Against Alternative And/or
	Additional Motions, Abstain = Abstain from Voting)	Management	For	Voted - For
PERNOD RICARD SA
Security ID: F72027109
Meeting Date: 10-Nov-22	Meeting Type: Annual General Meeting
For Shareholders Not Holding Shares Directly with A
French Custodian, Voting- Instructions Will be
Forwarded to Your Global Custodian on Vote
Deadline-date. the Global Custodian As the
Registered Intermediary Will Sign the Proxy-card
	and Forward to the Local Custodian for Lodgment.	Non-Voting		Non-Voting
For French Meetings 'abstain' is A Valid Voting
Option. for Any Additional- Resolutions Raised at
the Meeting the Voting Instruction Will Default
To-'against.' If Your Custodian is Completing the
Proxy Card, the Voting-instruction Will Default to
	the Preference of Your Custodian.	Non-Voting		Non-Voting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected.	Non-Voting		Non-Voting
Due to the Covid19 Crisis and in Accordance with
the Provisions Adopted By-the French Government
Under Law No. 2020-1379 of November 14, 2020,
Extended-and Modified by Law No 2020-1614 of
December 18 2020; the General Meeting-will Take
Place Behind Closed Doors Without the Physical
Presence Of-shareholders. to Comply with These
Laws, Please Do Not Submit Any Requests To-attend
the Meeting in Person. the Company Encourages All
Shareholders To-regularly Consult the Company
	Website to View Any Changes to This Policy.	Non-Voting		Non-Voting
For Shareholders Holding Shares Directly Registered
in Their Own Name on The- Company Share Register,
You Should Receive A Proxy Card/voting Form
Directly- from the Issuer. Please Submit Your Vote
Directly Back to the Issuer Via The-proxy
Card/voting Form, Do Not Submit Your Vote Via
Broadridge-systems/platforms Or Your Instructions
	May be Rejected.	Non-Voting		Non-Voting
1	Approve Financial Statements and Statutory Reports	Management	For	Voted - For
2	Approve Consolidated Financial Statements and
	Statutory Reports	Management	For	Voted - For
3	Approve Allocation of Income and Dividends of Eur
	4.12 Per Share	Management	For	Voted - For
4	Reelect Patricia Barbizet As Director	Management	For	Voted - For

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
5	Reelect Ian Gallienne As Director	Management	For	Voted - For
6	Renew Appointment of KPMG Sa As Auditor	Management	For	Voted - For
7	Acknowledge End of Mandate of Salustro Reydel As
Alternate Auditor and Decision Not to Replace and
	Renew	Management	For	Voted - For
8	Approve Compensation of Alexandre Ricard, Chairman
	and Ceo	Management	For	Voted - For
9	Approve Remuneration Policy of Alexandre Ricard,
	Chairman and Ceo	Management	For	Voted - For
10	Approve Compensation Report of Corporate Officers	Management	For	Voted - For
11	Approve Remuneration Policy of Corporate Officers	Management	For	Voted - For
12	Authorize Repurchase of Up to 10 Percent of Issued
	Share Capital	Management	For	Voted - For
13	Approve Auditors Special Report on Related-party
	Transactions	Management	For	Voted - For
14	Authorize Filing of Required Documents/other
	Formalities	Management	For	Voted - For
07 Oct 2022: Please Note That Important Additional
Meeting Information Is-available by Clicking on the
Material Url Link:-
Https://fr.ftp.opendatasoft.com/datadila/jo/balo/pdf
/202 2/1005/202210052204075-.pdf and Intermediary
Clients Only - Please Note That If You are
Classified-as an Intermediary Client Under the
Shareholder Rights Directive II, You- Should be
Providing the Underlying Shareholder Information at
the Vote- Instruction Level. If You are Unsure on
How to Provide This Level of Data To-broadridge
Outside of Proxyedge, Please Speak to Your
Dedicated Client-service Representative for
	Assistance. Please Note	Non-Voting		Non-Voting
That This is A Revision-due to Receipt of Balo Link
and Change of the Record Date from 08 Oct 2022
To-07 Oct 2022 and Addition of Comment. If You Have
Already Sent in Your Votes,-please Do Not Vote
Again Unless You Decide to Amend Your Original-
	Instructions. Thank You			Non-Voting
SANTOS LTD
Security ID: Q82869118
Meeting Date: 06-Apr-23	Meeting Type: Annual General Meeting
Voting Exclusions Apply to This Meeting for
Proposals 3,4,5 and Votes Cast By-any Individual Or
Related Party Who Benefit from the Passing of
The-proposal/s Will be Disregarded by the Company.
Hence, If You Have Obtained-benefit Or Expect to
Obtain Future Benefit (as Referred in the Company-
Announcement) Vote Abstain on the Relevant Proposal
Items. by Doing So, You- Acknowledge That You Have
Obtained Benefit Or Expect to Obtain Benefit by
The- Passing of the Relevant Proposal/s. by Voting
(for Or Against) on the Above- Mentioned

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Proposal/s, You Acknowledge That You Have Not
Obtained Benefit-neither Expect to Obtain Benefit
by the Passing of the Relevant Proposal/s-and You
	Comply with the Voting Exclusion	Non-Voting		Non-Voting
2A	Re-elect Ms Yasmin Allen As A Director	Management	For	Voted - For
2B	Re-elect Mr Guy Cowan As A Director	Management	For	Voted - For
2C	Re-elect Ms Janine Mcardle As A Director	Management	For	Voted - For
3	Remuneration Report	Management	For	Voted - For
4	Grant of Share Acquisition Rights to Mr Kevin
	Gallagher	Management	For	Voted - For
If You Intend to Vote for the Remuneration Report,
	Then You Should Vote-against the Spill Resolution	Non-Voting		Non-Voting
5	That Subject To, and Conditional On, at Least 25
Per Cent of the Votes Validly Cast on Resolution 3
Being Cast Against the Adoption of the Companys
Remuneration Report for the Year Ended 31 December
2022: A) an Extraordinary General Meeting of the
Company (spill Meeting) be Held Within 90 Days of
the Passing of This Resolution; B) All of the
Non-executive Directors Who Were in Office When the
	Board Resolution to Make the Directors	Management	Against	Voted - Against
Report for the Year Ended 31 December 2022 Was
Passed (being Keith Spence, Yasmin Allen, Peter
Hearl, Guy Cowan, Vanessa Guthrie Ao, Janine
Mcardle, Eileen Doyle, Musje Werror and Michael
Utsler) and Who Remain in Office at the Time of the
Spill Meeting Cease to Hold Office Immediately
Before the End of the Spill Meeting; and C)
Resolutions to Appoint Persons to Offices That Will
be Vacated Immediately Before the End of the Spill
Meeting be Put to the Vote of Shareholders at the
	Spill Meeting			Non-Voting
6A	Please Note That This Resolution is A Shareholder
	Proposal: Amendment to the Constitution	Shareholder	Against	Voted - Against
6B	Please Note That This Resolution is A Shareholder
	Proposal: Capital Protection (conditional)	Shareholder	Against	Voted - Against
09 Mar 2023: Please Note That This is A Revision
Due to Change in Numbering-of Resolution 6b. If You
Have Already Sent in Your Votes, Please Do Not
Vote-again Unless You Decide to Amend Your Original
	Instructions. Thank You	Non-Voting		Non-Voting
SAP SE
Security ID: D66992104
Meeting Date: 11-May-23	Meeting Type: Annual General Meeting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian.-if No Shareholder
Details are Provided, Your Instruction May be
	Rejected.	Non-Voting		Non-Voting
From 10th February, Broadridge Will Code All
Agendas for German Meetings In-english Only. If You
Wish to See the Agenda in German, This Will be

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Made-available As A Link Under the Material Url
Dropdown at the Top of the Ballot.-the German
Agendas for Any Existing Or Past Meetings Will
Remain in Place.-for Further Information, Please
	Contact Your Client Service Representative	Non-Voting		Non-Voting
According to German Law, in Case of Specific
Conflicts of Interest In- Connection with Specific
Items of the Agenda for the General Meeting You
Are- Not Entitled to Exercise Your Voting Rights.
Further, Your Voting Right Might-be Excluded When
Your Share in Voting Rights Has Reached Certain
Thresholds-and You Have Not Complied with Any of
Your Mandatory Voting Rights-notifications Pursuant
to the German Securities Trading Act (wphg).
For-questions in This Regard Please Contact Your
Client Service Representative-for Clarification. If
You Do Not Have Any Indication Regarding Such
Conflict-of Interest, Or Another Exclusion from
	Voting, Please Submit Your Vote As- Usual	Non-Voting		Non-Voting
Information on Counter Proposals Can be Found
Directly on the Issuer's-website (please Refer to
the Material Url Section of the Application). If
You-wish to Act on These Items, You Will Need to
Request A Meeting Attend And-vote Your Shares
Directly at the Company's Meeting. Counter
Proposals Cannot-be Reflected on the Ballot on
	Proxyedge	Non-Voting		Non-Voting
Intermediary Clients Only - Please Note That If You
are Classified As An- Intermediary Client Under the
Shareholder Rights Directive II, You Should
Be-providing the Underlying Shareholder Information
at the Vote Instruction-level. If You are Unsure on
How to Provide This Level of Data to
Broadridge-outside of Proxyedge, Please Speak to
Your Dedicated Client Service-representative for
	Assistance	Non-Voting		Non-Voting
1	Receive Financial Statements and Statutory Reports
	for Fiscal Year 2022	Non-Voting		Non-Voting
2	Approve Allocation of Income and Dividends of Eur
	2.05 Per Share	Management	For	Voted - For
3	Approve Discharge of Management Board for Fiscal
	Year 2022	Management	For	Voted - For
4	Approve Discharge of Supervisory Board for Fiscal
	Year 2022	Management	For	Voted - For
5	Approve Remuneration Report	Management	For	Voted - For
6	Authorize Share Repurchase Program and Reissuance
	Or Cancellation of Repurchased Shares	Management	For	Voted - For
7	Authorize Use of Financial Derivatives When
	Repurchasing Shares	Management	For	Voted - For
8.1	Elect Jennifer Xin-zhe Li to the Supervisory Board	Management	For	Voted - For
8.2	Elect Qi Lu to the Supervisory Board	Management	For	Voted - For
8.3	Elect Punit Renjen to the Supervisory Board	Management	For	Voted - For
9	Approve Remuneration Policy for the Management Board	Management	For	Voted - For
10	Approve Remuneration Policy for the Supervisory
	Board	Management	For	Voted - For

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
11.1	Approve Virtual-only Shareholder Meetings Until 2025	Management	For	Voted - For
11.2	Amend Articles Re: Participation of Supervisory
Board Members in the Virtual Annual General Meeting
	by Means of Audio and Video Transmission	Management	For	Voted - For
SHELL PLC
Security ID: G80827101
Meeting Date: 23-May-23	Meeting Type: Annual General Meeting
Please Note That This is an Amendment to Meeting Id
906048 Due to Change In-voting Status for
Resolution 26. All Votes Received on the Previous
Meeting-will be Disregarded If Vote Deadline
Extensions are Granted. Therefore Please-reinstruct
on This Meeting Notice on the New Job. If However
Vote Deadline-extensions are Not Granted in the
Market, This Meeting Will be Closed And-your Vote
Intentions on the Original Meeting Will be
Applicable. Please- Ensure Voting is Submitted
Prior to Cutoff on the Original Meeting, and
As-soon As Possible on This New Amended Meeting.
	Thank You	Non-Voting		Non-Voting
1	Annual Report and Accounts be Received	Management	For	Voted - For
2	Approval of Directors Remuneration Policy	Management	For	Voted - For
3	Approval of Directors Remuneration Report	Management	For	Voted - For
4	Appointment of Wael Sawan As A Director of the
	Company	Management	For	Voted - For
5	Appointment of Cyrus Taraporevala As A Director of
	the Company	Management	For	Voted - For
6	Appointment of Sir Charles Roxburgh As A Director
	of the Company	Management	For	Voted - For
7	Appointment of Leena Srivastava As A Director of
	the Company	Management	For	Voted - For
8	Reappointment of Sinead Gorman As A Director of the
	Company	Management	For	Voted - For
9	Reappointment of Dick Boer As A Director of the
	Company	Management	For	Voted - For
10	Reappointment of Neil Carson As A Director of the
	Company	Management	For	Voted - For
11	Reappointment of Ann Godbehere As A Director of the
	Company	Management	For	Voted - For
12	Reappointment of Jane Holl Lute As A Director of
	the Company	Management	For	Voted - For
13	Reappointment of Catherine Hughes As A Director of
	the Company	Management	For	Voted - For
14	Reappointment of Sir Andrew Mackenzie As A Director
	of the Company	Management	For	Voted - For
15	Reappointment of Abraham Bram Scott As A Director
	of the Company	Management	For	Voted - For
16	Reappoint Ernst & Young LLP As Auditors	Management	For	Voted - For
17	Remuneration of Auditors	Management	For	Voted - For
18	Authority to Allot Shares	Management	For	Voted - For

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
19	Disapplication of Pre-emption Rights	Management	For	Voted - For
20	Authority to Make on Market Purchases of Own Shares	Management	For	Voted - For
21	Authority to Make Off Market Purchases of Own Shares	Management	For	Voted - For
22	Authority to Make Certain Donations Incur
	Expenditure	Management	For	Voted - For
23	Adoption of New Articles of Association	Management	For	Voted - For
24	Approval of Shells Share Plan Rules and Authority
	to Adopt Schedules to the Plan	Management	For	Voted - For
25	Approve Shells Energy Transition Progress	Management	For	Voted - For
26	Shareholder Resolution	Shareholder	Against	Voted - Against
15 May 2023: Please Note That This is A Revision
Due to Change in Numbering-of All Resolutions and
Modification of Text of Resolution 16. If You
Have-already Sent in Your Votes to Mid 909338,
Please Do Not Vote Again Unless You-decide to Amend
	Your Original Instructions. Thank You	Non-Voting		Non-Voting
SONY GROUP CORPORATION
Security ID: J76379106
Meeting Date: 20-Jun-23	Meeting Type: Annual General Meeting
	Please Reference Meeting Materials.	Non-Voting		Non-Voting
1.1	Appoint A Director Yoshida, Kenichiro	Management	For	Voted - For
1.2	Appoint A Director Totoki, Hiroki	Management	For	Voted - For
1.3	Appoint A Director Hatanaka, Yoshihiko	Management	For	Voted - For
1.4	Appoint A Director Oka, Toshiko	Management	For	Voted - For
1.5	Appoint A Director Akiyama, Sakie	Management	For	Voted - For
1.6	Appoint A Director Wendy Becker	Management	For	Voted - For
1.7	Appoint A Director Kishigami, Keiko	Management	For	Voted - For
1.8	Appoint A Director Joseph A. Kraft Jr.	Management	For	Voted - For
1.9	Appoint A Director Neil Hunt	Management	For	Voted - For
1.10	Appoint A Director William Morrow	Management	For	Voted - For
2	Approve Issuance of Share Acquisition Rights As
	Stock Options	Management	For	Voted - For
SSE PLC
Security ID: G8842P102
Meeting Date: 21-Jul-22	Meeting Type: Annual General Meeting
1	Receive the Report and Accounts 2022	Management	For	Voted - For
2	Approve the Remuneration Report 2022	Management	For	Voted - For
3	Approve the Remuneration Policy 2022	Management	For	Voted - For
4	Amendments to the Sse PLC Performance Share Plan
	Rules (the Psp Rules)	Management	For	Voted - For
5	Declare A Final Dividend	Management	For	Voted - For
6	Re-appoint Gregor Alexander	Management	For	Voted - For
7	Appoint Dame Elish Angiolini	Management	For	Voted - For
8	Appoint John Bason	Management	For	Voted - For

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
9	Re-appoint Dame Sue Bruce	Management	For	Voted - For
10	Re-appoint Tony Cocker	Management	For	Voted - For
11	Appoint Debbie Crosbie	Management	For	Voted - For
12	Re-appoint Peter Lynas	Management	For	Voted - For
13	Re-appoint Helen Mahy	Management	For	Voted - For
14	Re-appoint Sir John Manzoni	Management	For	Voted - For
15	Re-appoint Alistair Phillips-davies	Management	For	Voted - For
16	Re-appoint Martin Pibworth	Management	For	Voted - For
17	Re-appoint Melanie Smith	Management	For	Voted - For
18	Re-appoint Dame Angela Strank	Management	For	Voted - For
19	Appoint Ernst and Young LLP As Auditor	Management	For	Voted - For
20	Authorise the Audit Committee to Agree the
	Auditor's Remuneration	Management	For	Voted - For
21	Receive the Net Zero Transition Report 2022	Management	For	Voted - For
22	Authorise the Directors to Allot Shares	Management	For	Voted - For
23	Special Resolution to Disapply Pre- Emption Rights	Management	For	Voted - For
24	Special Resolution to Empower the Company to
	Purchase Its Own Ordinary Shares	Management	For	Voted - For
25	Special Resolution to Approve 14 Days' Notice of
	General Meetings	Management	For	Voted - For
20 Jun 2022: Please Note That This is A Revision
Due to Change of the Meeting-date from 27 Jul 2022
to 21 Jul 2022. If You Have Already Sent in Your
Votes,-please Do Not Vote Again Unless You Decide
	to Amend Your Original-instructions. Thank You	Non-Voting		Non-Voting
SUNCOR ENERGY INC.
Security ID: 867224107	Ticker: SU
Meeting Date: 09-May-23	Meeting Type: Annual
1A	Election of Director - Ian R. Ashby	Management	For	Voted - For
1B	Election of Director - Patricia M. Bedient	Management	For	Voted - For
1C	Election of Director - Russell K. Girling	Management	For	Voted - For
1D	Election of Director - Jean Paul Gladu	Management	For	Voted - For
1E	Election of Director - Dennis M. Houston	Management	For	Voted - For
1F	Election of Director - Richard M. Kruger	Management	For	Voted - For
1G	Election of Director - Brian P. Macdonald	Management	For	Voted - For
1H	Election of Director - Lorraine Mitchelmore	Management	For	Voted - For
1I	Election of Director - Daniel Romasko	Management	For	Voted - For
1J	Election of Director - Christopher R. Seasons	Management	For	Voted - For
1K	Election of Director - M. Jacqueline Sheppard	Management	For	Voted - For
1L	Election of Director - Eira M. Thomas	Management	For	Voted - For
1M	Election of Director - Michael M. Wilson	Management	For	Voted - For
2	Appointment of KPMG LLP As Auditor of Suncor Energy
	Inc. Until the Close of the Next Annual Meeting.	Management	For	Voted - For
3	To Consider And, If Deemed Fit, Approve an Advisory
Resolution on Suncor's Approach to Executive
Compensation Disclosed in the Management Proxy
	Circular of Suncor Energy Inc. Dated March 24, 2023.	Management	For	Voted - For

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
4	To Consider A Shareholder Proposal Regarding the
Production of A Report Outlining How Suncor's
Capital Expenditure Plans Align with Its 2030
	Emissions Reductions Target.	Shareholder	Against	Voted - Against
TAIWAN SEMICONDUCTOR MFG. CO. LTD.
Security ID: 874039100	Ticker: TSM
Meeting Date: 06-Jun-23	Meeting Type: Annual
1.	To Accept 2022 Business Report and Financial
	Statements	Management	For	Voted - For
2.	To Approve the Issuance of Employee Restricted
	Stock Awards for Year 2023	Management	For	Voted - For
3.	To Revise the Procedures for Endorsement and
	Guarantee	Management	For	Voted - For
4.	In Order to Reflect the Audit Committee Name Change
to the Audit and Risk Committee, to Revise the Name
of Audit Committee in the Following Tsmc Policies:
I. Procedures for Acquisition Or Disposal of Assets
II. Procedures for Financial Derivatives
Transactions III. Procedures for Lending Funds to
Other Parties IV. Procedures for Endorsement and
	Guarantee	Management	For	Voted - For
TOKYO ELECTRON LIMITED
Security ID: J86957115
Meeting Date: 20-Jun-23	Meeting Type: Annual General Meeting
	Please Reference Meeting Materials.	Non-Voting		Non-Voting
1.1	Appoint A Director Kawai, Toshiki	Management	For	Voted - For
1.2	Appoint A Director Sasaki, Sadao	Management	For	Voted - For
1.3	Appoint A Director Nunokawa, Yoshikazu	Management	For	Voted - For
1.4	Appoint A Director Sasaki, Michio	Management	For	Voted - For
1.5	Appoint A Director Eda, Makiko	Management	For	Voted - For
1.6	Appoint A Director Ichikawa, Sachiko	Management	For	Voted - For
2.1	Appoint A Corporate Auditor Tahara, Kazushi	Management	For	Voted - For
2.2	Appoint A Corporate Auditor Nanasawa, Yutaka	Management	For	Voted - For
3	Approve Payment of Bonuses to Directors	Management	For	Voted - For
4	Approve Issuance of Share Acquisition Rights As
Stock- Linked Compensation Type Stock Options for
	Directors	Management	For	Voted - For
5	Approve Issuance of Share Acquisition Rights As
Stock- Linked Compensation Type Stock Options for
Corporate Officers of the Company and the Company's
	Subsidiaries	Management	For	Voted - For

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
UCB SA
Security ID: B93562120
Meeting Date: 27-Apr-23	Meeting Type: Mix
Voting Must be Lodged with Beneficial Owner Details
As Provided by Your- Custodian Bank. Accounts with
Multiple Beneficial Owners Will Require-disclosure
of Each Beneficial Owner Name, Address and Share
	Position	Non-Voting		Non-Voting
A Beneficial Owner Signed Power of Attorney (poa)
May be Required to Lodge- Voting Instructions. If
No Poa is Submitted, Your Instructions May
	Be-rejected	Non-Voting		Non-Voting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected	Non-Voting		Non-Voting
Intermediary Clients Only - Please Note That If You
are Classified As An- Intermediary Client Under the
Shareholder Rights Directive II, You Should
Be-providing the Underlying Shareholder Information
at the Vote Instruction-level. If You are Unsure on
How to Provide This Level of Data to
Broadridge-outside of Proxyedge, Please Speak to
Your Dedicated Client Service-representative for
	Assistance	Non-Voting		Non-Voting
1.	Report of the Board of Directors on the Annual
Accounts for the Financial-year Ended 31 December
	2022	Non-Voting		Non-Voting
2.	Report of the Statutory Auditor on the Annual
Accounts for the Financial Year- Ended 31 December
	2022	Non-Voting		Non-Voting
3.	Communication of the Consolidated Annual Accounts
of the Ucb Group Relating-to the Financial Year
	Ended 31 December 2022	Non-Voting		Non-Voting
4.	Approval of the Annual Accounts of Ucb Sa/nv for
the Financial Year Ended 31 December 2022 and
	Appropriation of the Results	Management	For	Voted - For
5.	Approval of the Remuneration Report for the
	Financial Year Ended 31 December 2022	Management	For	Voted - For
6.	Discharge in Favour of the Directors	Management	For	Voted - For
7.	Discharge in Favour of the Statutory Auditor	Management	For	Voted - For
8.1.A The General Meeting Renews the Appointment of Mrs.
Jan Berger As Director for A Term of Four Years
Until the Close of the Annual General Meeting of
	2027	Management	For	Voted - For
8.1.B The General Meeting Acknowledges That, from the
Information Made Available to the Company, Mrs. Jan
Berger Qualifies As an Independent Director
According to the Independence Criteria Provided for
by Article 7:87 of the Belgian Code of Companies
and Associations, by Provision 3.5 of the 2020
Belgian Corporate Governance Code and by the Board

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
of Directors and Appoints Her As Independent
	Director	Management	For	Voted - For
8.2.	The General Meeting Renews the Appointment of Mr.
Cyril Janssen As Director for A Term of Four Years
Until the Close of the Annual General Meeting of
	2027	Management	For	Voted - For
8.3.AThe General Meeting Appoints Mrs. Maelys Castella
As Director for A Term of Four Years Until the
	Close of the Annual General Meeting of 2027	Management	For	Voted - For
8.3.B The General Meeting Acknowledges That, from the
Information Made Available to the Company, Mrs.
Maelys Castella Qualifies As an Independent
Director According to the Independence Criteria
Provided for by Article 7:87 of the Belgian Code of
Companies and Associations, by Provision 3.5 of the
2020 Belgian Corporate Governance Code and by the
Board of Directors and Appoints Her As Independent
	Director	Management	For	Voted - For
9.	Long-term Incentive Plans - Program of Free
	Allocation of Shares	Management	For	Voted - For
10.1	Emtn Program - Renewal	Management	For	Voted - For
10.2	Schuldschein Loan Agreements Entered on 2 November
	2022	Management	For	Voted - For
10.3	Revolving Credit Facility Agreement to Replace the
Existing Eur 1 000 000 000 Revolving Credit
Facility Agreement As Amended, Restated And/or
Refinanced from Time to Time, Including on 5
	December 2019 and 3 December 2021	Management	For	Voted - For
31 Mar 2023: Please Note That This is A Revision
Due to Change in Numbering-of All Resolutions. If
You Have Already Sent in Your Votes, Please Do
Not-vote Again Unless You Decide to Amend Your
	Original Instructions. Thank You	Non-Voting		Non-Voting
ZURICH INSURANCE GROUP AG
Security ID: H9870Y105
Meeting Date: 06-Apr-23	Meeting Type: Annual General Meeting
Voting Must be Lodged with Beneficial Owner Details
As Provided by Your- Custodian Bank. If No
Beneficial Owner Details are Provided, Your
	Instruction-may be Rejected.	Non-Voting		Non-Voting
1.1	Accept Financial Statements and Statutory Reports	Management	For	Voted - Abstain
1.2	Approve Remuneration Report	Management	For	Voted - Abstain
2	Approve Allocation of Income and Dividends of Chf
	24.00 Per Share	Management	For	Voted - Abstain
3	Approve Discharge of Board and Senior Management	Management	For	Voted - Abstain
4.1.1 Reelect Michel Lies As Director and Board Chair		Management	For	Voted - Abstain
4.1.2 Reelect Joan Amble As Director		Management	For	Voted - Abstain
4.1.3 Reelect Catherine Bessant As Director		Management	For	Voted - Abstain
4.1.4 Reelect Dame Carnwath As Director		Management	For	Voted - Abstain
4.1.5 Reelect Christoph Franz As Director		Management	For	Voted - Abstain

Cambiar International Equity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
4.1.6 Reelect Michael Halbherr As Director		Management	For	Voted - Abstain
4.1.7 Reelect Sabine Keller-busse As Director		Management	For	Voted - Abstain
4.1.8 Reelect Monica Maechler As Director		Management	For	Voted - Abstain
4.1.9 Reelect Kishore Mahbubani As Director		Management	For	Voted - Abstain
4.110Reelect Peter Maurer As Director		Management	For	Voted - Abstain
4.111Reelect Jasmin Staiblin As Director		Management	For	Voted - Abstain
4.112Reelect Barry Stowe As Director		Management	For	Voted - Abstain
4.2.1 Reappoint Michel Lies As Member of the Compensation
	Committee	Management	For	Voted - Abstain
4.2.2 Reappoint Catherine Bessant As Member of the
	Compensation Committee	Management	For	Voted - Abstain
4.2.3 Reappoint Christoph Franz As Member of the
	Compensation Committee	Management	For	Voted - Abstain
4.2.4 Reappoint Sabine Keller-busse As Member of the
	Compensation Committee	Management	For	Voted - Abstain
4.2.5 Reappoint Kishore Mahbubani As Member of the
	Compensation Committee	Management	For	Voted - Abstain
4.2.6 Reappoint Jasmin Staiblin As Member of the
	Compensation Committee	Management	For	Voted - Abstain
4.3	Designate Keller Ag As Independent Proxy	Management	For	Voted - Abstain
4.4	Ratify Ernst & Young Ag As Auditors	Management	For	Voted - Abstain
5.1	Approve Remuneration of Directors in the Amount of
	Chf 6 Million	Management	For	Voted - Abstain
5.2	Approve Remuneration of Executive Committee in the
	Amount of Chf 83 Million	Management	For	Voted - Abstain
6.1	Approve Creation of Capital Band Within the Upper
Limit of Chf 18.9 Million and the Lower Limit of
Chf 13.5 Million with Or Without Exclusion of
	Preemptive Rights	Management	For	Voted - Abstain
6.2	Amend Articles Re: Share Register	Management	For	Voted - Abstain
6.3	Approve Virtual-only Shareholder Meetings	Management	For	Voted - Abstain
6.4	Amend Articles of Association	Management	For	Voted - Abstain
Part 2 of This Meeting is for Voting on Agenda and
Meeting Attendance-requests Only. Please Ensure
That You Have First Voted in Favour of
The-registration of Shares in Part 1 of the
Meeting. It is A Market Requirement-for Meetings of
This Type That the Shares are Registered and Moved
to A-registered Location at the Csd, and Specific
Policies at the Individual-sub- Custodians May
Vary. Upon Receipt of the Vote Instruction, It is
Possible-that A Marker May be Placed on Your Shares
to Allow for Reconciliation And-re- Registration
Following A Trade. Therefore Whilst This Does Not
Prevent The-trading of Shares, Any That are
Registered Must be First Deregistered If-required
for Settlement. Deregistration Can Affect the
Voting Rights of Those-shares. If You Have Concerns
Regarding Your Accounts, Please Contact Your-client
	Representative	Non-Voting		Non-Voting

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
AALBERTS N.V.
Security ID: N00089271
Meeting Date: 09-Mar-23	Meeting Type: Extraordinary General Meeting
Voting Must be Lodged with Beneficial Owner Details
As Provided by Your- Custodian Bank. If No
Beneficial Owner Details are Provided,
	Your-instructions May be Rejected.	Non-Voting		Non-Voting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected.	Non-Voting		Non-Voting
1.	Opening	Non-Voting		Non-Voting
2.	Appointment of Mrs. T. Menssen As Member of the
	Supervisory Board	Management	For	Voted - For
3.	Appointment of Mr. F. Melzer As Member of the
	Supervisory Board	Management	For	Voted - For
4.	Announcements and Any Other Business	Non-Voting		Non-Voting
5.	Closing	Non-Voting		Non-Voting
Intermediary Clients Only - Please Note That If You
are Classified As An- Intermediary Client Under the
Shareholder Rights Directive II, You Should
Be-providing the Underlying Shareholder Information
at the Vote Instruction-level. If You are Unsure on
How to Provide This Level of Data to
Broadridge-outside of Proxyedge, Please Speak to
Your Dedicated Client Service-representative for
	Assistance	Non-Voting		Non-Voting
Meeting Date: 25-May-23	Meeting Type: Annual General Meeting
Voting Must be Lodged with Beneficial Owner Details
As Provided by Your- Custodian Bank. If No
Beneficial Owner Details are Provided,
	Your-instructions May be Rejected.	Non-Voting		Non-Voting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected.	Non-Voting		Non-Voting
1.	Opening	Non-Voting		Non-Voting
2.	Discussion of the Annual Report for the Financial
	Year 2022	Non-Voting		Non-Voting
3.a.	Financial Statements 2022: Advisory Vote Regarding
	the Remuneration Report 2022 (advisory Vote)	Management	For	Voted - For
3.b.	Financial Statements 2022: Adoption of the Company
	and Consolidated Financial Statements 2022	Management	For	Voted - For
4.a.	Dividend: Discussion of the Policy on Additions to
	Reserves and Dividends	Non-Voting		Non-Voting
4.b.	Dividend: Adoption of the Dividend for the
	Financial Year 2022	Management	For	Voted - For

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
5.	Granting of Discharge to the Members of the
Management Board in Office in 2022 for the Policy
	Pursued in the Financial Year 2022	Management	For	Voted - For
6.	Granting of Discharge to the Members of the
Supervisory Board in Office in 2022 for the
Supervision Exercised on the Policy Pursued in the
	Financial Year 2022	Management	For	Voted - For
7.	Reappointment of Mr. J. Van Der Zouw As Member of
	the Supervisory Board	Management	For	Voted - For
8.	Designation of the Management Board As Body
Authorised to Issue Ordinary Shares and to Grant
	Rights to Subscribe for Ordinary Shares	Management	For	Voted - For
9.	Designation of the Management Board As Body
Authorised to Restrict Or Exclude Pre Emptive
	Rights When Issuing Ordinary Shares	Management	For	Voted - For
10.	Authorisation to Repurchase Shares	Management	For	Voted - For
11.	Reappointment Deloitte Accountants B.v. As External
	Auditor for the Financial Year 2024	Management	For	Voted - For
12.	Announcements and Any Other Business	Non-Voting		Non-Voting
13.	Closing	Non-Voting		Non-Voting
Intermediary Clients Only - Please Note That If You
are Classified As An- Intermediary Client Under the
Shareholder Rights Directive II, You Should
Be-providing the Underlying Shareholder Information
at the Vote Instruction-level. If You are Unsure on
How to Provide This Level of Data to
Broadridge-outside of Proxyedge, Please Speak to
Your Dedicated Client Service-representative for
	Assistance	Non-Voting		Non-Voting
14 Apr 2023: Please Note That This is A Revision
Due to Change in Numbering-of All Resolutions. If
You Have Already Sent in Your Votes, Please Do
Not-vote Again Unless You Decide to Amend Your
	Original Instructions. Thank You	Non-Voting		Non-Voting
B&M EUROPEAN VALUE RETAIL SA.
Security ID: L1175H106
Meeting Date: 28-Jul-22	Meeting Type: Annual General Meeting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected.	Non-Voting		Non-Voting
1	Receive Board Reports on the Consolidated and
Unconsolidated Annual Accounts and Financial
	Statements	Management	For	Voted - For
2	Receive Consolidated and Unconsolidated Annual
Accounts and Financial Statements, and Auditors'
	Reports Thereon	Management	For	Voted - For
3	Approve Consolidated Financial Statements and
	Statutory Reports	Management	For	Voted - For
4	Approve Unconsolidated Annual Accounts and
	Financial Statements	Management	For	Voted - For

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
5	Approve Allocation of Income	Management	For	Voted - For
6	Approve Dividends	Management	For	Voted - For
7	Approve Remuneration Report	Management	For	Voted - For
8	Approve Discharge of Directors	Management	For	Voted - For
9	Re-elect Peter Bamford As Director	Management	For	Voted - For
10	Re-elect Simon Arora As Director	Management	For	Voted - For
11	Re-elect Alejandro Russo As Director	Management	For	Voted - For
12	Re-elect Ron Mcmillan As Director	Management	For	Voted - For
13	Re-elect Tiffany Hall As Director	Management	For	Voted - For
14	Re-elect Carolyn Bradley As Director	Management	For	Voted - For
15	Elect Paula Mackenzie As Director	Management	For	Voted - For
16	Approve Discharge of Auditors	Management	For	Voted - For
17	Reappoint KPMG Luxembourg As Auditors	Management	For	Voted - For
18	Authorise Board to Fix Remuneration of Auditors	Management	For	Voted - For
19	Authorise Market Purchase of Ordinary Shares	Management	For	Voted - For
20	Authorise Issue of Equity Without Pre- Emptive
	Rights	Management	For	Voted - For
21	Authorise Issue of Equity Without Pre- Emptive
Rights in Connection with an Acquisition Or Other
	Capital Investment	Management	For	Voted - For
Meeting Date: 31-Oct-22	Meeting Type: Ordinary General Meeting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected.	Non-Voting		Non-Voting
1	Elect Oliver Tant As Director	Management	For	Voted - For
2	Elect Mike Schmidt As Director	Management	For	Voted - For
28 Sep 2022: Please Note That the Meeting Type
Changed from Agm to Ogm. If-you Have Already Sent
in Your Votes, Please Do Not Vote Again Unless
You-decide to Amend Your Original Instructions.
	Thank You	Non-Voting		Non-Voting
BAKKAFROST P/F
Security ID: K0840B107
Meeting Date: 28-Apr-23	Meeting Type: Annual General Meeting
1	Election of Chairman of the Meeting	Management	For	Voted - For
2	Briefing from the Board of Directors on the
Activities of the Company in the Previous Financial
	Year	Management	For	Voted - For
3	Presentation of the Audited Annual Accounts for
	Approval	Management	For	Voted - For
4	Decision on How to Use Profit Or Cover Loss
	According to the Approved Accounts and Annual Report	Management	For	Voted - For
5.1	Election of Board of Directors: Gudrid Hojgaard is
	Re-elected	Management	For	Voted - For
5.2	Election of Board of Directors: Annika
	Frederiksberg is Re-elected	Management	For	Voted - For

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
5.3	Election of Board of Directors: Einar Wathne is
	Re-elected	Management	For	Voted - For
5.4	Election of Board of Directors: Oystein Sandvik is
	Re-elected	Management	For	Voted - For
5.5	Election of Board of Directors: Teitur Samuelsen is
	Re-elected	Management	For	Voted - For
6	Election of Chairman of the Board of Directors:
	Runi M. Hansen is Re-elected	Management	For	Voted - For
7	Decision with Regard to Remuneration for the Board
	of Directors and the Accounting Committee	Management	For	Voted - For
8.1	Election of Member to the Election Committee: Leif
	Eriksrod is Re-elected	Management	For	Voted - For
8.2	Election of Member to the Election Committee: Eyoun
	Rasmussen is Re-elected	Management	For	Voted - For
8.3	Election of Chairman of the Election Committee:
	Gunnar I Lioa is Re-elected As Chairman	Management	For	Voted - For
9	Decision with Regard to Remuneration for the
	Election Committee	Management	For	Voted - For
10	Election of Auditor: Ratify P/f Januar	Management	For	Voted - For
11	Renumeration Policy	Management	For	Voted - For
12.1	Proposal for Amendments to the Articles of
	Association: Proposed Amended to 11 is Approved	Management	For	Voted - For
12.2	Proposal for Amendments to the Articles of
	Association: Proposed Amended to 4b is Approved	Management	For	Voted - For
BOSSARD HOLDING AG
Security ID: H09904105
Meeting Date: 17-Apr-23	Meeting Type: Annual General Meeting
Voting Must be Lodged with Beneficial Owner Details
As Provided by Your- Custodian Bank. If No
Beneficial Owner Details are Provided, Your
	Instruction-may be Rejected.	Non-Voting		Non-Voting
1	Receive Financial Statements and Statutory Reports	Non-Voting		Non-Voting
2.1	Accept Financial Statements and Statutory Reports	Management	For	Voted - Abstain
2.2	Approve Remuneration Report	Management	For	Voted - Abstain
2.3	Approve Discharge of Board and Senior Management	Management	For	Voted - Abstain
2.4	Approve Allocation of Income and Dividends of Chf
5.50 Per Category A Registered Share and Chf 1.10
	Per Category B Registered Share	Management	For	Voted - Abstain
3.1	Reelect David Dean As Director Representing Holders
	of Category A Registered Shares	Management	For	Voted - Abstain
3.2.1 Reelect Thomas Schmuckli As Director and Board Chair		Management	For	Voted - Abstain
3.2.2 Reelect Martin Kuehn As Director		Management	For	Voted - Abstain
3.2.3 Reelect Patricia Heidtman As Director		Management	For	Voted - Abstain
3.2.4 Reelect David Dean As Director		Management	For	Voted - Abstain
3.2.5 Reelect Petra Ehmann As Director		Management	For	Voted - Abstain
3.2.6 Reelect Marcel Keller As Director		Management	For	Voted - Abstain
3.2.7 Reelect Ina Toegel As Director		Management	For	Voted - Abstain
3.3.1 Reappoint David Dean As Member of the Compensation
	Committee	Management	For	Voted - Abstain

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
3.3.2 Reappoint Marcel Keller As Member of the
	Compensation Committee	Management	For	Voted - Abstain
3.3.3 Appoint Ina Toegel As Member of the Compensation
	Committee	Management	For	Voted - Abstain
3.4	Designate Rene Peyer As Independent Proxy	Management	For	Voted - Abstain
4	Ratify PricewaterhouseCoopers Ag As Auditors	Management	For	Voted - Abstain
5.1	Approve Remuneration of Directors in the Amount of
	Chf 1.8 Million	Management	For	Voted - Abstain
5.2	Approve Remuneration of Executive Committee in the
	Amount of Chf 7 Million	Management	For	Voted - Abstain
Part 2 of This Meeting is for Voting on Agenda and
Meeting Attendance-requests Only. Please Ensure
That You Have First Voted in Favour of
The-registration of Shares in Part 1 of the
Meeting. It is A Market Requirement-for Meetings of
This Type That the Shares are Registered and Moved
to A-registered Location at the Csd, and Specific
Policies at the Individual-sub- Custodians May
Vary. Upon Receipt of the Vote Instruction, It is
Possible-that A Marker May be Placed on Your Shares
to Allow for Reconciliation And-re- Registration
Following A Trade. Therefore Whilst This Does Not
Prevent The-trading of Shares, Any That are
Registered Must be First Deregistered If-required
for Settlement. Deregistration Can Affect the
Voting Rights of Those-shares. If You Have Concerns
Regarding Your Accounts, Please Contact Your-client
	Representative	Non-Voting		Non-Voting
BRITVIC PLC
Security ID: G17387104
Meeting Date: 26-Jan-23	Meeting Type: Annual General Meeting
1	Receive the Annual Report and Accounts for the Year
	Ended 30 September 2022	Management	For	Voted - For
2	Declare A Final Dividend of 21.2p Per Share	Management	For	Voted - For
3	Consider and Approve the Directors Remuneration
	Report for the Year Ended 30 September 2022	Management	For	Voted - For
4	Consider and Approve the New Share Incentive Plan
	Rules	Management	For	Voted - For
5	Re-election of John Daly As A Director	Management	For	Voted - For
6	Re-election of Sue Clark As A Director	Management	For	Voted - For
7	Re-election of William Eccleshare As A Director	Management	For	Voted - For
8	Re-election of Emer Finnan As A Director	Management	For	Voted - For
9	Re-election of Simon Litherland As A Director	Management	For	Voted - For
10	Re-election of Euan Sutherland As A Director	Management	For	Voted - For
11	Re-election of Joanne Wilson As A Director	Management	For	Voted - For
12	Election of Hounaida Lasry As A Director	Management	For	Voted - For
13	Appointment of Deloitte LLP As Auditors	Management	For	Voted - For
14	Authority to Audit Committee to Fix the
	Remuneration of the Auditors	Management	For	Voted - For

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
15	Authority to Make Political Donations and Incur
	Political Expenditure	Management	For	Voted - For
16	Authority to Directors to Allot Shares	Management	For	Voted - For
17	Authority to Disapply Pre-emption Rights	Management	For	Voted - For
18	Additional Authority to Disapply Pre- Emption Rights	Management	For	Voted - For
19	Authority to Company to Purchase Own Shares	Management	For	Voted - For
20	Authority to Hold General Meetings Other Than Agms
	on 14 Clear Days Notice	Management	For	Voted - For
CENTRICA PLC
Security ID: G2018Z143
Meeting Date: 13-Jun-23	Meeting Type: Annual General Meeting
1	To Receive the Annual Report and Accounts 2022	Management	For	Voted - For
2	To Approve the Directors Remuneration Report	Management	For	Voted - For
3	To Declare A Final Cash Dividend	Management	For	Voted - For
4	To Elect Chanderpreet Duggal	Management	For	Voted - For
5	To Elect Russell Obrien	Management	For	Voted - For
6	To Re-elect Carol Arrowsmith	Management	For	Voted - For
7	To Re-elect Nathan Bostock	Management	For	Voted - For
8	To Re-elect Heidi Mottram	Management	For	Voted - For
9	To Re-elect Kevin Obyrne	Management	For	Voted - For
10	To Re-elect Chris Oshea	Management	For	Voted - For
11	To Re-elect Rt Hon. Amber Rudd	Management	For	Voted - For
12	To Re-elect Scott Wheway	Management	For	Voted - For
13	To Re-appoint Deloitte LLP As Auditors of Centrica	Management	For	Voted - For
14	To Authorise the Directors to Determine the
	Auditors Remuneration	Management	For	Voted - For
15	Authority for Political Donations and Political
	Expenditure in the UK	Management	For	Voted - For
16	Authority to Allot Shares	Management	For	Voted - For
17	General Authority to Disapply Pre-emption Rights	Management	For	Voted - For
18	Specific Authority to Disapply Pre-emption Rights	Management	For	Voted - For
19	Authority to Purchase Own Shares	Management	For	Voted - For
20	Adoption of New Articles of Association	Management	For	Voted - For
21	Notice of General Meetings	Management	For	Voted - For
CLOETTA AB
Security ID: W2397U105
Meeting Date: 04-Apr-23	Meeting Type: Annual General Meeting
An Abstain Vote Can Have the Same Effect As an
Against Vote If the Meeting-requires Approval from
	the Majority of Participants to Pass A Resolution	Non-Voting		Non-Voting
Voting Must be Lodged with Beneficial Owner Details
As Provided by Your- Custodian Bank. Accounts with
Multiple Beneficial Owners Will Require-disclosure

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
of Each Beneficial Owner Name, Address and Share
	Position	Non-Voting		Non-Voting
A Beneficial Owner Signed Power of Attorney (poa)
is Required to Lodge Your- Voting Instructions. If
No Poa is Submitted, Your Voting Instructions May
	Be-rejected	Non-Voting		Non-Voting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected	Non-Voting		Non-Voting
Intermediary Clients Only - Please Note That If You
are Classified As An- Intermediary Client Under the
Shareholder Rights Directive II, You Should
Be-providing the Underlying Shareholder Information
at the Vote Instruction-level. If You are Unsure on
How to Provide This Level of Data to
Broadridge-outside of Proxyedge, Please Speak to
Your Dedicated Client Service-representative for
	Assistance	Non-Voting		Non-Voting
Please Note That This is an Amendment to Meeting Id
848499 Due to Received-updated Agenda. All Votes
Received on the Previous Meeting Will
Be-disregarded and You Will Need to Reinstruct on
	This Meeting Notice. Thank-you.	Non-Voting		Non-Voting
1	Open Meeting	Non-Voting		Non-Voting
2	Elect Chairman of Meeting	Non-Voting		Non-Voting
3	Prepare and Approve List of Shareholders	Non-Voting		Non-Voting
4	Approve Agenda of Meeting	Non-Voting		Non-Voting
5	Designate Inspector(s) of Minutes of Meeting	Non-Voting		Non-Voting
6	Acknowledge Proper Convening of Meeting	Non-Voting		Non-Voting
7	Receive Financial Statements and Statutory Reports	Non-Voting		Non-Voting
8	Receive Board's Report	Non-Voting		Non-Voting
9	Receive Ceo's Report	Non-Voting		Non-Voting
10	Accept Financial Statements and Statutory Reports	Management	For	Voted - For
11	Approve Allocation of Income and Dividends of Sek
	1.00 Per Share	Management	For	Voted - For
12	Approve Remuneration Report	Management	For	Voted - For
13.A Approve Discharge of Mikael Aru		Management	For	Voted - For
13.B Approve Discharge of Patrick Bergander		Management	For	Voted - For
13.C Approve Discharge of Lottie Knutson		Management	For	Voted - For
13.D Approve Discharge of Mikael Norman		Management	For	Voted - For
13.E Approve Discharge Alan Mclean Raleigh		Management	For	Voted - For
13.F Approve Discharge of Camilla Svenfelt		Management	For	Voted - For
13.G Approve Discharge of Mikael Svenfelt		Management	For	Voted - For
13.H Approve Discharge of Malin Jennerholm		Management	For	Voted - For
13.I	Approve Discharge of Henri De Sauvage Nolting As Ceo	Management	For	Voted - For
13.J	Approve Discharge of Lena Gronedal	Management	For	Voted - For
13.K Approve Discharge of Mikael Strom		Management	For	Voted - For
13.L Approve Discharge of Shahram Nikpour Badr		Management	For	Voted - For
13.M Approve Discharge of Christina Lonnborn		Management	For	Voted - For
14	Determine Number of Members (7) and Deputy Members
	(0) of Board	Management	For	Voted - For

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
15	Approve Remuneration of Directors in the Amount of
Sek 750,000 for Chairman and Sek 325,000 for Other
	Directors; Approve Remuneration of Auditors	Management	For	Voted - For
16.A Reelect Mikael Norman As Director		Management	For	Voted - For
16.B Reelect Patrick Bergander As Director		Management	For	Voted - For
16.C Reelect Malin Jennerholm As Director		Management	For	Voted - For
16.D Reelect Alan Mclean Raleigh As Director		Management	For	Voted - For
16.E Reelect Camilla Svenfelt As Director		Management	For	Voted - For
16.F Reelect Mikael Svenfelt As Director		Management	For	Voted - For
16.G Elect Pauline Lindwall As New Director		Management	For	Voted - For
17	Reelect Mikael Norman As Board Chair	Management	For	Voted - For
18	Ratify PricewaterhouseCoopers Ab As Auditors	Management	For	Voted - For
19	Approve Nominating Committee Procedures	Management	For	Voted - For
20	Approve Remuneration Policy and Other Terms of
	Employment for Executive Management	Management	For	Voted - For
21.A Approve Performance Share Incentive Plan Lti 2023
	for Key Employees	Management	For	Voted - For
21.B Approve Equity Plan Financing of Lti 2023		Management	For	Voted - For
22	Authorize Share Repurchase Program and Reissuance
	of Repurchased Shares	Management	For	Voted - For
23	Close Meeting	Non-Voting		Non-Voting
02 Mar 2023: Please Note That If You Hold Crest
Depository Interests (cdis)-and Participate at This
Meeting, You (or Your Crest
Sponsored-member/custodian) Will be Required to
Instruct A Transfer of the Relevant-cdis to the
Escrow Account Specified in the Associated
Corporate Event in The-crest System. This Transfer
Will Need to be Completed by the Specified
Crest-system Deadline. Once This Transfer Has
Settled, the Cdis Will be Blocked In-the Crest
System. the Cdis Will Typically be Released from
Escrow As Soon As- Practicable on Record Date +1
Day (or on Meeting Date +1 Day If No Record-date
Applies) Unless Otherwise Specified, and Only After
the Agent Has-confirmed Availability of the
Position. in Order for A Vote to be Accepted,-the
Voted Position Must be Blocked in the Required
Escrow Account in The-crest System. by Voting on
This Meeting, Your Crest Sponsored-
Member/custodian May Use Your Vote Instruction As
the Authorization to Take- the Necessary Action
Which Will Include Transferring Your Instructed
Position-to Escrow. Please Contact Your Crest
Sponsored Member/custodian Directly For- Further
Information on the Custody Process and Whether Or
	Not They Require- Separate Instructions from You	Non-Voting		Non-Voting
02 Mar 2023: Please Note Share Blocking Will Apply
for Any Voted Positions-settling Through Euroclear
	Bank.	Non-Voting		Non-Voting
02 Mar 2023: Please Note That This is A Revision
Due to Addition of Comments.-if You Have Already
Sent in Your Votes for Mid: 866589 Please Do Not

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Vote-again Unless You Decide to Amend Your Original
	Instructions. Thank You.	Non-Voting		Non-Voting
COATS GROUP PLC
Security ID: G22429115
Meeting Date: 17-May-23	Meeting Type: Annual General Meeting
1	To Receive the Accounts and Reports of the
Directors and the Auditor for the Year Ended 31
	December 2022	Management	For	Voted - For
2	To Approve the Directors' Remuneration Report in
the Form Set Out in the Company's Annual Report for
	the Year Ended 31 December 2022	Management	For	Voted - For
3	To Approve the Directors' Remuneration Policy in
the Form Set Out in the Company's Annual Report for
	the Year Ended 31 December 2022	Management	For	Voted - For
4	To Approve the Payment of A Final Dividend for the
Year Ended 31 December 2022 of 1.73 Us Cents Per
	Ordinary Share	Management	For	Voted - For
5	To Re-elect Nicholas Bull As A Director	Management	For	Voted - For
6	To Re-elect Jacqueline Callaway As A Director	Management	For	Voted - For
7	To Re-elect David Gosnell As A Director	Management	For	Voted - For
8	To Re-elect Hongyan Echo Lu As A Director	Management	For	Voted - For
9	To Re-elect Frances Philip As A Director	Management	For	Voted - For
10	To Re-elect Rajiv Sharma As A Director	Management	For	Voted - For
11	To Re-elect Jakob Sigurdsson As A Director	Management	For	Voted - For
12	To Elect Stephen Murray As A Director	Management	For	Voted - For
13	To Appoint Ernst & Young LLP As Auditor of the
Company, to Hold Office Until the Conclusion of the
Next General Meeting at Which Accounts are Laid
	Before the Company	Management	For	Voted - For
14	To Authorise the Directors to Fix the Remuneration
	of the Auditor	Management	For	Voted - For
15	To Authorise the Directors Generally to Allot
	Relevant Securities	Management	For	Voted - For
16	To Authorise the Disapplication of Statutory
	Pre-emption Rights	Management	For	Voted - For
17	To Authorise the Disapplication of Statutory
Pre-emption Rights in Connection with Acquisitions
	and Specified Capital Investments	Management	For	Voted - For
18	To Authorise the Company Generally to Purchase Its
	Own Shares	Management	For	Voted - For
19	To Authorise That A General Meeting, Other Than an
Annual General Meeting of the Company, May be
	Called on Not Less Than 14 Clear Days' Notice	Management	For	Voted - For

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
COCA-COLA FEMSA, S.A.B DE C.V.
Security ID: 191241108	Ticker: KOF
Meeting Date: 27-Mar-23	Meeting Type: Annual
1.	Report of the Chief Executive Officer, Which
Includes the Financial Statements for the 2022
Fiscal Year; the Opinion of the Board of Directors
Regarding the Content of the Report of the Chief
Executive Officer; Report of the Board of Directors
Regarding the Main Policies and Accounting and
Information Criteria Applied During the Preparation
of the Company's Financial Information, Including
Report of the Operations and Activities of the
Company During the 2022 Fiscal Year; and (due to
	Space Limits, See Proxy Material for Full Proposal).	Management	For	Voted - Abstain
2.	Application of the Results for the 2022 Fiscal Year
of the Company, and Dividends Declaration and
	Payment in Cash, in Mexican Pesos.	Management	For	Voted - For
3.	Determination of the Maximum Amount to be Allocated
	for the Company's Stock Repurchase Fund.	Management	For	Voted - For
4n.	Election of Director (series "l" Director): Víctor
	Alberto Tiburcio Celorio	Management	For	Voted - For
4o.	Election of Director (series "l" Director): Luis
	Alfonso Nicolau Gutiérrez	Management	For	Voted - For
4p.	Election of Director (series "l" Director): Amy
	Eschliman	Management	For	Voted - For
5.	Resolution with Respect to the Remuneration of the
Members of the Board of Directors, Qualification of
Their Independence, and Election of the Chairman
and Secretaries of the Board of Directors of the
	Company.	Management	For	Voted - Against
6.	Election of Members of the Following Committees of
the Company: (i) Planning and Finance, (ii) Audit,
and (iii) Corporate Practices; Appointment of Each
of Their Respective Chairman, and Resolution with
	Respect to Their Remuneration.	Management	For	Voted - For
7.	Appointment of Delegates for the Formalization of
	the Meeting's Resolutions.	Management	For	Voted - For
8.	Reading And, If Applicable, Approval of the
	Meeting's Minutes.	Management	For	Voted - For
DAITO TRUST CONSTRUCTION CO.,LTD.
Security ID: J11151107
Meeting Date: 27-Jun-23	Meeting Type: Annual General Meeting
	Please Reference Meeting Materials.	Non-Voting		Non-Voting
1	Approve Appropriation of Surplus	Management	For	Voted - For
2	Amend Articles To: Reduce the Board of Directors
Size, Transition to A Company with Supervisory
Committee, Allow the Board of Directors to

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Authorize Appropriation of Surplus and Purchase Own
	Shares, Approve Minor Revisions	Management	For	Voted - For
3.1	Appoint A Director Who is Not Audit and Supervisory
	Committee Member Takeuchi, Kei	Management	For	Voted - For
3.2	Appoint A Director Who is Not Audit and Supervisory
	Committee Member Mori, Yoshihiro	Management	For	Voted - For
3.3	Appoint A Director Who is Not Audit and Supervisory
	Committee Member Tate, Masafumi	Management	For	Voted - For
3.4	Appoint A Director Who is Not Audit and Supervisory
	Committee Member Okamoto, Tsukasa	Management	For	Voted - For
3.5	Appoint A Director Who is Not Audit and Supervisory
	Committee Member Amano, Yutaka	Management	For	Voted - For
3.6	Appoint A Director Who is Not Audit and Supervisory
	Committee Member Tanaka, Yoshimasa	Management	For	Voted - For
3.7	Appoint A Director Who is Not Audit and Supervisory
	Committee Member Sasaki, Mami	Management	For	Voted - For
3.8	Appoint A Director Who is Not Audit and Supervisory
	Committee Member Iritani, Atsushi	Management	For	Voted - For
4.1	Appoint A Director Who is Audit and Supervisory
	Committee Member Kawai, Shuji	Management	For	Voted - For
4.2	Appoint A Director Who is Audit and Supervisory
	Committee Member Matsushita, Masa	Management	For	Voted - For
4.3	Appoint A Director Who is Audit and Supervisory
	Committee Member Shoda, Takashi	Management	For	Voted - For
4.4	Appoint A Director Who is Audit and Supervisory
	Committee Member Kobayashi, Kenji	Management	For	Voted - For
5	Approve Details of the Compensation to be Received
by Directors (excluding Directors Who are Audit and
	Supervisory Committee Members)	Management	For	Voted - For
6	Approve Details of the Compensation to be Received
by Directors Who are Audit and Supervisory
	Committee Members	Management	For	Voted - For
7	Approve Details of the Stock Compensation to be
Received by Directors (excluding Directors Who are
Audit and Supervisory Committee Members) and
	Executive Officers	Management	For	Voted - For
DIPLOMA PLC
Security ID: G27664112
Meeting Date: 18-Jan-23	Meeting Type: Annual General Meeting
1	To Receive and Adopt the Company's Annual Accounts
	for the Financial Year Ended 30 September 2022	Management	For	Voted - For
2	To Approve A Final Dividend of 38.8 Pence Per
	Ordinary Share	Management	For	Voted - For
3	To Re-elect D Lowden As A Director of the Company	Management	For	Voted - For
4	To Re-elect Jd Thomson As A Director of the Company	Management	For	Voted - For
5	To Elect C Davies As A Director of the Company	Management	For	Voted - For
6	To Re-elect Ap Smith As A Director of the Company	Management	For	Voted - For
7	To Re-elect A Thorburn As A Director of the Company	Management	For	Voted - For
8	To Re-elect G Huse As A Director of the Company	Management	For	Voted - For

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
9	To Re-elect D Finch As A Director of the Company	Management	For	Voted - For
10	To Re-appoint PricewaterhouseCoopers LLP As Auditor
	of the Company	Management	For	Voted - For
11	To Authorise the Director to Set the Remuneration
	of the Auditor	Management	For	Voted - For
12	To Approve the Annual Report on Remuneration for
	the Financial Year Ended 30 September 2022	Management	For	Voted - For
13	To Approve the Director Remuneration Policy	Management	For	Voted - For
14	To Approve the Amendments to the Performance Share
Plan, to be Consistent with the New Directors'
	Remuneration Policy	Management	For	Voted - For
15	To Authorise the Director to Allot Relevant
	Securities	Management	For	Voted - For
16	To Authorise the Director to Allot Equity Securities	Management	For	Voted - For
17	To Authorise the Director to Further Allot Equity
	Securities	Management	For	Voted - For
18	To Authorise the Company to Make Market Purchases
	of Its Own Ordinary Shares	Management	For	Voted - For
19	That A General Meeting, Other Than an Annual
General Meeting, May Becalled on Not Less Than 14
	Clear Days' Notice	Management	For	Voted - For
DISCO CORPORATION
Security ID: J12327102
Meeting Date: 29-Jun-23	Meeting Type: Annual General Meeting
	Please Reference Meeting Materials.	Non-Voting		Non-Voting
1	Approve Appropriation of Surplus	Management	For	Voted - For
2	Amend Articles To: Amend Business Lines	Management	For	Voted - For
3.1	Appoint A Director Sekiya, Kazuma	Management	For	Voted - For
3.2	Appoint A Director Yoshinaga, Noboru	Management	For	Voted - For
3.3	Appoint A Director Tamura, Takao	Management	For	Voted - For
3.4	Appoint A Director Inasaki, Ichiro	Management	For	Voted - For
3.5	Appoint A Director Tamura, Shinichi	Management	For	Voted - For
3.6	Appoint A Director Mimata, Tsutomu	Management	For	Voted - For
3.7	Appoint A Director Yamaguchi, Yusei	Management	For	Voted - For
3.8	Appoint A Director Tokimaru, Kazuyoshi	Management	For	Voted - For
3.9	Appoint A Director Oki, Noriko	Management	For	Voted - For
3.10	Appoint A Director Matsuo, Akiko	Management	For	Voted - For
DOMINO'S PIZZA ENTERPRISES LTD
Security ID: Q32503106
Meeting Date: 02-Nov-22	Meeting Type: Annual General Meeting
Please Note That This is an Amendment to Meeting Id
695876 Due to Received-change in Board
Recommendation from for to None for Res 1. All
Votes Received-on the Previous Meeting Will be
Disregarded If Vote Deadline Extensions

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Are-granted. Therefore Please Reinstruct on This
Meeting Notice on the New Job.-if However Vote
Deadline Extensions are Not Granted in the Market,
This-meeting Will be Closed and Your Vote
Intentions on the Original Meeting Will-be
Applicable. Please Ensure Voting is Submitted Prior
to Cutoff on The- Original Meeting, and As Soon As
	Possible on This New Amended Meeting. Thank-you	Non-Voting		Non-Voting
Voting Exclusions Apply to This Meeting for
Proposals 1, 4, 5 and Votes Cast-by Any Individual
Or Related Party Who Benefit from the Passing of
The-proposal/s Will be Disregarded by the Company.
Hence, If You Have Obtained-benefit Or Expect to
Obtain Future Benefit (as Referred in the Company-
Announcement) Vote Abstain on the Relevant Proposal
Items. by Doing So, You- Acknowledge That You Have
Obtained Benefit Or Expect to Obtain Benefit by
The- Passing of the Relevant Proposal/s. by Voting
(for Or Against) on the Above- Mentioned
Proposal/s, You Acknowledge That You Have Not
Obtained Benefit-neither Expect to Obtain Benefit
by the Passing of the Relevant Proposal/s-and You
	Comply with the Voting Exclusion	Non-Voting		Non-Voting
1	Adoption of Remuneration Report	Management	For	Voted - For
2	Re-election of Mr John James Cowin As Non-
	Executive Director	Management	For	Voted - For
3	Re-election of Ms Ursula Schreiber As Non-
	Executive Director	Management	For	Voted - For
4	Approval for Grant of A Right to the Managing
	Director in Respect of the Fy23 Sti	Management	For	Voted - For
5	Approval for Grant of Performance Rights to the
	Managing Director in Respect of the Fy23 Lti	Management	For	Voted - For
If A Proportional Takeover Bid is Made for the
Company, A Share Transfer To-the Offeror Cannot be
Registered Until the Bid is Approved by Members
Not-associated with the Bidder. the Resolution Must
be Considered at A Meeting-held More Than 14 Days
Before the Bid Closes. Each Member Has One Vote
For-each Fully Paid Share Held. the Vote is Decided
on A Simple Majority. The-bidder and Its Associates
	are Not Allowed to Vote	Non-Voting		Non-Voting
6	Renewal of Proportional Takeover Bid Provisions	Management	For	Voted - For
EURAZEO SA
Security ID: F3296A108
Meeting Date: 26-Apr-23	Meeting Type: Mix
For French Meetings 'abstain' is A Valid Voting
Option. for Any Additional- Resolutions Raised at
the Meeting the Voting Instruction Will Default
To-'against.' If Your Custodian is Completing the
Proxy Card, the Voting-instruction Will Default to
	the Preference of Your Custodian	Non-Voting		Non-Voting

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected	Non-Voting		Non-Voting
For Shareholders Holding Shares Directly Registered
in Their Own Name on The- Company Share Register,
You Should Receive A Proxy Card/voting Form
Directly- from the Issuer. Please Submit Your Vote
Directly Back to the Issuer Via The-proxy
Card/voting Form, Do Not Submit Your Vote Via
Broadridge-systems/platforms Or Your Instructions
	May be Rejected	Non-Voting		Non-Voting
For Shareholders Not Holding Shares Directly with A
French Custodian, Voting- Instructions Will be
Forwarded to Your Global Custodian on Vote
Deadline-date. the Global Custodian As the
Registered Intermediary Will Sign the Proxy-card
	and Forward to the Local Custodian for Lodgment	Non-Voting		Non-Voting
Intermediary Clients Only - Please Note That If You
are Classified As An- Intermediary Client Under the
Shareholder Rights Directive II, You Should
Be-providing the Underlying Shareholder Information
at the Vote Instruction-level. If You are Unsure on
How to Provide This Level of Data to
Broadridge-outside of Proxyedge, Please Speak to
Your Dedicated Client Service-representative for
	Assistance	Non-Voting		Non-Voting
1	Approval of the Company Financial Statements for
	the Year Ended December 31, 2022	Management	For	Voted - For
2	Allocation of Net Income and Dividend Distribution	Management	For	Voted - For
3	Approval of the Consolidated Financial Statements
	for the Year Ended December 31, 2022	Management	For	Voted - For
4	Approval of Agreements and Commitments Governed by
	Article L. 225-86 of the French Commercial Code	Management	For	Voted - Against
5	Approval of an Agreement Governed by Article L.
225-86 of the French Commercial Code Between the
Company and Certain Company Shareholders (2022
	David-weill Agreement)	Management	For	Voted - For
6	Renewal of the Term of Office of Francoise
Mercadal-delasalles As A Member of the Supervisory
	Board	Management	For	Voted - For
7	Approval of the Compensation Policy for Supervisory
	Board Members	Management	For	Voted - For
8	Approval of the Compensation Policy for Executive
	Board Members	Management	For	Voted - For
9	Approval of Information Relating to Corporate
Officer Compensation Mentioned in Section I of
Article L. 22-10-9 of the French Commercial Code,
	As Presented in the Corporate Governance Report	Management	For	Voted - For
10	Approval of Compensation and Benefits Paid Or
Awarded in Respect of Fiscal Year 2022 to Michel
David-weill, Former Chairman of the Supervisory
	Board	Management	For	Voted - For
11	Approval of Compensation and Benefits Paid Or
Awarded in Respect of Fiscal Year 2022 to

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Jean-charles Decaux, Chairman of the Supervisory
	Board	Management	For	Voted - For
12	Approval of Compensation and Benefits Paid Or
Awarded in Respect of Fiscal Year 2022 to
	Christophe Baviere, Member of the Executive Board	Management	For	Voted - For
13	Approval of Compensation and Benefits Paid Or
Awarded in Respect of Fiscal Year 2022 to William
	Kadouch-chassaing, Member of the Executive Board	Management	For	Voted - For
14	Approval of Compensation and Benefits Paid Or
Awarded in Respect of Fiscal Year 2022 to Olivier
	Millet, Member of the Executive Board	Management	For	Voted - For
15	Approval of Compensation and Benefits Paid Or
Awarded in Respect of Fiscal Year 2022 to Virginie
Morgon, Chairwoman and Member of the Executive
Board, As Well As the Conditions of Termination of
	Her Duties	Management	For	Voted - For
16	Approval of Compensation and Benefits Paid Or
Awarded in Respect of Fiscal Year 2022 to Marc
Frappier, Member of the Executive Board, As Well As
	the Conditions of Termination of His Duties	Management	For	Voted - For
17	Approval of Compensation and Benefits Paid Or
Awarded in Respect of Fiscal Year 2022 to Nicolas
Huet, Member of the Executive Board, As Well As the
	Conditions of Termination of His Duties	Management	For	Voted - For
18	Approval of Compensation and Benefits Paid Or
Awarded in Respect of Fiscal Year 2022 to Philippe
	Audouin, Former Member of the Executive Board	Management	For	Voted - For
19	Approval of the Lifting of the Presence Condition
for Long-term Compensation for Virginie Morgon,
	Marc Frappier and Nicolas Huet	Management	For	Voted - Against
20	Renewal of the Term of Office of Mazars As
	Principal Statutory Auditor	Management	For	Voted - For
21	Authorization of A Share Buyback Program by the
	Company for Its Own Shares	Management	For	Voted - For
22	Authorization to Decrease the Share Capital by
Canceling Shares Purchased Under Share Buyback
	Programs	Management	For	Voted - For
23	Amendment of Article 17 of the Bylaws "members of
	the Executive Board "	Management	For	Voted - For
24	Amendment of Article 18 of the Bylaws "chair of the
	Executive Board-general Management"	Management	For	Voted - For
25	Powers to Carry Out Formalities	Management	For	Voted - For
Please Note That Important Additional Meeting
Information is Available By-clicking on the
Material Url Link:-https://www.journal-
Officiel.gouv.fr/telechargements/balo/pdf/2023/0320/
	202 303-202300587.pdf	Non-Voting		Non-Voting
Please Note That If You Hold Crest Depository
Interests (cdis) And-participate at This Meeting,
You (or Your Crest Sponsored Member/custodian)-will
be Required to Instruct A Transfer of the Relevant
Cdis to the Escrow-account Specified in the
Associated Corporate Event in the Crest System.
This-transfer Will Need to be Completed by the

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Specified Crest System Deadline.-once This Transfer
Has Settled, the Cdis Will be Blocked in The		Non-Voting		Non-Voting
Crest System.-the Cdis Will Typically be Released
from Escrow As Soon As Practicable On-record Date
+1 Day (or on Meeting Date +1 Day If No Record Date
Applies)-unless Otherwise Specified, and Only After
the Agent Has Confirmed- Availability of the
Position. in Order for A Vote to be Accepted, the
Voted-position Must be Blocked in the Required
Escrow Account in the Crest System.-by Voting on
This Meeting, Your Crest Sponsored Member/custodian
May Use Your-vote Instruction As the Authorization
to Take the Necessary Action Which Will-include
Transferring Your Instructed Position to Escrow.
Please Contact Your-crest Sponsored
Member/custodian Directly for Further Information
on The-custody Process and Whether Or Not They
Require Separate Instructions From-you				Non-Voting
Please Note Share Blocking Will Apply for Any Voted
Positions Settling-through Euroclear Bank.		Non-Voting		Non-Voting
EUROAPI
Security ID: F33077102
Meeting Date: 11-May-23	Meeting Type: Mix
For Shareholders Not Holding Shares Directly with A
French Custodian, Voting- Instructions Will be
Forwarded to Your Global Custodian on Vote
Deadline-date. the Global Custodian As the
Registered Intermediary Will Sign the Proxy-card
and Forward to the Local Custodian for Lodgment.		Non-Voting		Non-Voting
For French Meetings 'abstain' is A Valid Voting
Option. for Any Additional- Resolutions Raised at
the Meeting the Voting Instruction Will Default
To-'against.' If Your Custodian is Completing the
Proxy Card, the Voting-instruction Will Default to
the Preference of Your Custodian.		Non-Voting		Non-Voting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
Rejected.		Non-Voting		Non-Voting
For Shareholders Holding Shares Directly Registered
in Their Own Name on The- Company Share Register,
You Should Receive A Proxy Card/voting Form
Directly- from the Issuer. Please Submit Your Vote
Directly Back to the Issuer Via The-proxy
Card/voting Form, Do Not Submit Your Vote Via
Broadridge-systems/platforms Or Your Instructions
May be Rejected.		Non-Voting		Non-Voting
Intermediary Clients Only - Please Note That If You
are Classified As An- Intermediary Client Under the
Shareholder Rights Directive II, You Should
Be-providing the Underlying Shareholder Information
at the Vote Instruction-level. If You are Unsure on

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
How to Provide This Level of Data to
Broadridge-outside of Proxyedge, Please Speak to
Your Dedicated Client Service-representative for
	Assistance	Non-Voting		Non-Voting
Please Note That Important Additional Meeting
Information is Available By-clicking on the
Material Url Link:-https://www.journal-
Officiel.gouv.fr/telechargements/balo/pdf/2023/0426/
	202 304-262301063.pdf	Non-Voting		Non-Voting
Please Note That If You Hold Crest Depository
Interests (cdis) And-participate at This Meeting,
You (or Your Crest Sponsored Member/custodian)-will
be Required to Instruct A Transfer of the Relevant
Cdis to the Escrow-account Specified in the
Associated Corporate Event in the Crest System.
This-transfer Will Need to be Completed by the
Specified Crest System Deadline.-once This Transfer
Has Settled, the Cdis Will be Blocked in the Crest
System.-the Cdis Will Typically be Released from
Escrow As Soon As Practicable On-record Date +1 Day
(or on Meeting Date +1 Day If No Record Date
Applies)-unless Otherwise Specified, and Only After
the Agent Has Confirmed- Availability of the
Position. in Order for A Vote to be Accepted, the
Voted-position Must be Blocked in the Required
Escrow Account in the Crest System.-by Voting on
This Meeting, Your Crest Sponsored Member/custodian
May Use Your-vote Instruction As the Authorization
to Take the Necessary Action Which Will-include
Transferring Your Instructed Position to Escrow.
Please Contact Your-crest Sponsored
Member/custodian Directly for Further Information
on The-custody Process and Whether Or Not They
	Require Separate Instructions From-you	Non-Voting		Non-Voting
Please Note Share Blocking Will Apply for Any Voted
	Positions Settling-through Euroclear Bank.	Non-Voting		Non-Voting
Please Note That This is an Amendment to Meeting Id
886293 Due to Receipt Of-updated Agend. All Votes
Received on the Previous Meeting Will be
Disregarded-if Vote Deadline Extensions are
Granted. Therefore Please Reinstruct on This-
Meeting Notice on the New Job. If However Vote
Deadline Extensions are Not-granted in the Market,
This Meeting Will be Closed and Your Vote
Intentions-on the Original Meeting Will be
Applicable. Please Ensure Voting is Submitted-prior
to Cutoff on the Original Meeting, and As Soon As
	Possible on This New-amended Meeting. Thank You.	Non-Voting		Non-Voting
1	Approval of the Unconsolidated Financial Statements
	for the Financial Year Ended December 31, 2022	Management	For	Voted - For
2	Approval of the Consolidated Financial Statements
	for the Financial Year Ended December 31, 2022	Management	For	Voted - For
3	Allocation of the Loss for the Financial Year Ended
	December 31, 2022	Management	For	Voted - For

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
4	Ratification of the Appointment by Co- Optation of
Mattias Perjos As Member of the Board of Directors
	of the Company	Management	For	Voted - For
5	Determination of the Total Compensation Allocated
	to the Board of Directors of the Company	Management	For	Voted - For
6	Approval of the Information Mentioned in Article L.
	22-10-9 I. of the French Commercial Code	Management	For	Voted - For
7	Approval of the Fixed, Variable and Exceptional
Items Comprising the Total Compensation and
Benefits of Any Kind Paid During the Financial Year
Ended December 31, 2022 Or Awarded in Respect of
the Same Financial Year to the Chair of the Board
	of Directors of the Company,	Management	For	Voted - For
8	Approval of the Fixed, Variable and Exceptional
Items Comprising the Total Compensation and
Benefits of Any Kind Paid During the Financial Year
Ended December 31, 2022 Or Awarded for the Same
Financial Year to the Chief Executive Officer of
	the Company,	Management	For	Voted - For
9	Approval of the Compensation Policy for Members of
	the Board of Directors	Management	For	Voted - For
10	Approval of the Compensation Policy for the Chair
	of the Board of Directors	Management	For	Voted - For
11	Approval of the Compensation Policy for the Chief
	Executive Officer	Management	For	Voted - For
12	Authorization to be Granted to the Board of
	Directors to Purchase the Companys Own Shares	Management	For	Voted - For
13	Authorization to be Granted to the Board of
Directors to Reduce the Share Capital by
Cancellation of Shares, Under the Authorization to
	Buy Back Its Own Shares	Management	For	Voted - For
14	Delegation of Authority to the Board of Directors
to Increase the Share Capital by the Issuance of
Ordinary Shares And/or Other Securities, with
	Preferential Subscription Rights for Shareholders	Management	For	Voted - For
15	Delegation of Authority to be Granted to the Board
of Directors to Increase the Share Capital by the
Issuance of Ordinary Shares And/or Any Other
Securities, Without Preferential Subscription
Rights and with A Public Offering (other Than the
Offerings Referred to in Article L. 411-2 of the
	French Monetary and Financial Code)	Management	For	Voted - Against
16	Delegation of Authority to the Board of Directors
to Increase the Share Capital by the Issuance of
Ordinary Shares And/or Any Other Securities,
Without Preferential Subscription Rights, in the
Context of A Public Offering to Qualified Investors
	Or A Limited Circle of Investors,	Management	For	Voted - Against
17	Delegation of Authority to the Board of Directors
to Increase the Number of Shares to be Issued in
the Event of A Capital Increase with Or Without
Preferential Subscription Rights Decided Under the
Fourteenth Resolution, the Fifteenth Resolution and
	the Sixteenth Resolution Above	Management	For	Voted - Against

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
18	Authorization to be Granted to the Board of
Directors, in the Event of an Issuance of Shares Or
Any Other Securities Without Preferential
Subscription Rights for Shareholders, to Set the
Issuance Price Within the Limit of 10% of the Share
	Capital	Management	For	Voted - Against
19	Delegation of Authority to the Board of Directors
to Decide to Issue Ordinary Shares Or Securities
Giving Access to the Companys Share Capital,
Without the Preferential Subscription Rights for
Shareholders for the Benefit of Categories of
	Beneficiaries	Management	For	Voted - Against
20	Delegation of Authority to the Board of Directors
to Issue Ordinary Shares and Securities Giving
Access to the Share Capital of the Company, in the
Event of A Public Offering with an Exchange
	Component Initiated by the Company	Management	For	Voted - Against
21	Delegation of Authority to the Board of Directors
to Decide to Issue Ordinary Shares of the Company
Or Securities Giving Access of the Companys Share
Capital, to Remunerate Contributions in Kind of
Equity Securities Or Securities Giving Access to
	the Share Capital of Third-party Companies	Management	For	Voted - Against
22	Overall Limits on the Amount of Issuances Carried
Out Pursuant to the Delegations of Authority Set
Out in the Above Resolutions and in the
	Twenty-seventh Resolution Below	Management	For	Voted - For
23	Delegation of Authority to the Board of Directors
to Increase the Capital by Incorporating of
	Premiums, Reserves, Profits Or Other Items	Management	For	Voted - For
24	Authorization to be Granted to the Board of
Directors to Grant Options to Subscribe for Or
Purchase the Companys Shares, in Accordance with
the Provisions of Articles L. 225-177 Et Seq. of
the French Commercial Code, Which Entails the
Waiver by Shareholders of Their Preferential
	Subscription Rights	Management	For	Voted - For
25	Authorization to be Granted to the Board of
Directors to Grant Free Shares, Existing Or to be
Issued, in Accordance with the Provisions of
Articles L. 225-197-1 Et Seq. of the French
Commercial Code, Which Entails Waiver by the
Shareholder of Their Preferential Subscription
	Rights	Management	For	Voted - For
26	Overall Limits on the Amount of Issuances That May
be Carried Out Under the Authorizations to be
Granted to the Board of Directors for the Purpose
	of Granting Stock Options Or Free Shares	Management	For	Voted - For
27	Delegation of Authority to the Board of Directors
to Increase the Share Capital by the Issuance of
Shares And/or Securities Giving Access to the Share
Capital of the Company, for the Benefit of
	Employees Participating in the Companys Savings Plan	Management	For	Voted - For
28	Powers Granted for Purposes of Legal Formalities	Management	For	Voted - For

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
29	Approval of Commitments Concerning the Payment of A
Non-competition Indemnity and A Termination
Indemnity Between the Company and Mr. Karl Rotthier
Dated May 4, 2022 (agreements Referred to in
	Article L. 225-38 of the French Commercial Code)	Management	For	Voted - For
EURONEXT NV
Security ID: N3113K397
Meeting Date: 17-May-23	Meeting Type: Annual General Meeting
Voting Must be Lodged with Beneficial Owner Details
As Provided by Your- Custodian Bank. If No
Beneficial Owner Details are Provided,
	Your-instructions May be Rejected.	Non-Voting		Non-Voting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected.	Non-Voting		Non-Voting
Intermediary Clients Only - Please Note That If You
are Classified As An- Intermediary Client Under the
Shareholder Rights Directive II, You Should
Be-providing the Underlying Shareholder Information
at the Vote Instruction-level. If You are Unsure on
How to Provide This Level of Data to
Broadridge-outside of Proxyedge, Please Speak to
Your Dedicated Client Service-representative for
	Assistance	Non-Voting		Non-Voting
1	Opening	Non-Voting		Non-Voting
2	Presentation by the Chief Executive Officer	Non-Voting		Non-Voting
3.A	Explanation of the Policy on Additions to Reserves
	and Dividends	Non-Voting		Non-Voting
3.B	Proposal to Adopt the 2022 Remuneration Report	Management	For	Voted - For
3.C	Proposal to Adopt the 2022 Financial Statements	Management	For	Voted - For
3.D	Proposal to Adopt A Dividend of 2.22 Per Ordinary
	Share	Management	For	Voted - For
3.E	Proposal to Discharge the Members of the Managing
Board in Respect of Their Duties Performed During
	the Year 2022	Management	For	Voted - For
3.F	Proposal to Discharge the Members of the
Supervisory Board in Respect of Their Duties
	Performed During the Year 2022	Management	For	Voted - For
4.A	Re-appointment of Nathalie Rachou As A Member of
	the Supervisory Board	Management	For	Voted - For
4.B	Re-appointment of Morten Thorsrud As A Member of
	the Supervisory Board	Management	For	Voted - For
5.A	Re-appointment of Stephane Boujnah As A Member of
	the Managing Board	Management	For	Voted - For
5.B	Re-appointment of Daryl Byrne As A Member of the
	Managing Board	Management	For	Voted - For
5.C	Re-appointment of Chris Topple As A Member of the
	Managing Board	Management	For	Voted - For

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
5.D	Re-appointment of Isabel Ucha As A Member of the
	Managing Board	Management	For	Voted - For
5.E	Appointment of Manuel Bento As A Member of the
	Managing Board	Management	For	Voted - For
5.F	Appointment of Benoit Van Den Hove As A Member of
	the Managing Board	Management	For	Voted - For
6	Proposal to Appoint the External Auditor	Management	For	Voted - For
7.A	Proposal to Designate the Managing Board As the
	Competent Body to Issue Ordinary Shares	Management	For	Voted - For
7.B	Proposal to Designate the Managing Board As the
Competent Body to Restrict Or Exclude the
	Pre-emptive Rights of Shareholders	Management	For	Voted - For
8	Proposal to Authorise the Managing Board to Acquire
Ordinary Shares in the Share Capital of the Company
	on Behalf of the Company	Management	For	Voted - For
9	Any Other Business	Non-Voting		Non-Voting
10	Close	Non-Voting		Non-Voting
18 Apr 2023: Please Note That This is A Revision
Due to Change in Record Date-from 18 Apr 2023 to 19
Apr 2023. If You Have Already Sent in Your
Votes,-please Do Not Vote Again Unless You Decide
	to Amend Your Original-instructions. Thank You	Non-Voting		Non-Voting
GRANGES AB
Security ID: W38254111
Meeting Date: 14-Jun-23	Meeting Type: Annual General Meeting
An Abstain Vote Can Have the Same Effect As an
Against Vote If the Meeting-requires Approval from
	the Majority of Participants to Pass A Resolution	Non-Voting		Non-Voting
Voting Must be Lodged with Beneficial Owner Details
As Provided by Your- Custodian Bank. Accounts with
Multiple Beneficial Owners Will Require-disclosure
of Each Beneficial Owner Name, Address and Share
	Position	Non-Voting		Non-Voting
A Beneficial Owner Signed Power of Attorney (poa)
is Required to Lodge Your- Voting Instructions. If
No Poa is Submitted, Your Voting Instructions May
	Be-rejected	Non-Voting		Non-Voting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected	Non-Voting		Non-Voting
1	Open Meeting; Elect Chairman of Meeting	Management	For	Voted - For
2	Prepare and Approve List of Shareholders	Non-Voting		Non-Voting
3	Approve Agenda of Meeting	Management	For	Voted - For
4	Designate Inspector(s) of Minutes of Meeting	Non-Voting		Non-Voting
5	Acknowledge Proper Convening of Meeting	Management	For	Voted - For
6	Receive President's Report	Non-Voting		Non-Voting
7	Receive Financial Statements and Statutory Reports	Non-Voting		Non-Voting
8.A	Accept Financial Statements and Statutory Reports	Management	For	Voted - For

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
8.B	Approve Allocation of Income and Dividends of Sek
	2.50 Per Share	Management	For	Voted - For
8.C1 Approve Discharge of Fredrik Arp		Management	For	Voted - For
8.C2 Approve Discharge of Steven Armstrong		Management	For	Voted - For
8.C3 Approve Discharge of Mats Backman		Management	For	Voted - For
8.C4 Approve Discharge of Martina Buchhauser		Management	For	Voted - For
8.C5 Approve Discharge of Peter Carlsson		Management	For	Voted - For
8.C6 Approve Discharge of Katarina Lindstrom		Management	For	Voted - For
8.C7 Approve Discharge of Hans Porat		Management	For	Voted - For
8.C8 Approve Discharge of Isabelle Jonsson		Management	For	Voted - For
8.C9 Approve Discharge of Emelie Gunnstedt		Management	For	Voted - For
8.C10 Approve Discharge of Jorgen Rosengren As Ceo		Management	For	Voted - For
8.C11 Approve Discharge of Carina Andersson		Management	For	Voted - For
8.C12 Approve Discharge of Oystein Larsen		Management	For	Voted - For
8.C13 Approve Discharge of Konny Svensson		Management	For	Voted - For
9	Determine Number of Members (8) and Deputy Members
	(0) of Board	Management	For	Voted - For
10.A Approve Remuneration of Directors in the Amount of
Sek 850,000 for Chairman and Sek 360,000 for Other
	Directors; Approve Remuneration for Committee Work	Management	For	Voted - For
10.B Approve Remuneration of Auditors		Management	For	Voted - For
11.A Reelect Fredrik Arp (chair) As Director		Management	For	Voted - For
11.B Reelect Mats Backman As Director		Management	For	Voted - For
11.C Reelect Martina Buchhauser As Director		Management	For	Voted - For
11.D Reelect Peter Carlsson As Director		Management	For	Voted - For
11.E Reelect Katarina Lindstrom As Director		Management	For	Voted - For
11.F Reelect Hans Porat As Director		Management	For	Voted - For
11.G Reelect Steven Armstrong As Director		Management	For	Voted - For
11.H Elect Gunilla Saltin As New Director		Management	For	Voted - For
11.I	Reelect Fredrik Arp As Board Chair	Management	For	Voted - For
12	Ratify Ernst Young As Auditors	Management	For	Voted - For
13	Approve Remuneration Report	Management	For	Voted - For
14	Approve Remuneration Policy and Other Terms of
	Employment for Executive Management	Management	For	Voted - For
15.A Approve Lti 2023 for Key Employees		Management	For	Voted - For
15.B Approve Long-term Incentive Program 2023 for
	Management Team and Key Employees	Management	For	Voted - For
16	Approve Issuance of Up to 10 Percent of Issued
	Shares Without Preemptive Rights	Management	For	Voted - For
17	Close Meeting	Non-Voting		Non-Voting
04 May 2023: Please Note That If You Hold Crest
Depository Interests (cdis)-and Participate at This
Meeting, You (or Your Crest
Sponsored-member/custodian) Will be Required to
Instruct A Transfer of the Relevant-cdis to the
Escrow Account Specified in the Associated
Corporate Event in The-crest System. This Transfer
Will Need to be Completed by the Specified
Crest-system Deadline. Once This Transfer Has
Settled, the Cdis Will be Blocked In-the Crest
System. the Cdis Will Typically be Released from
Escrow As Soon As- Practicable on Record Date +1

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Day (or on Meeting Date +1 Day If No Record-date
Applies) Unless Otherwise Specified, and Only After
the Agent Has-confirmed Availability of the
Position. in Order for A Vote to be Accepted,-the
Voted Position Must be Blocked in the Required
Escrow Account in The-crest System. by Voting on
This Meeting, Your Crest Sponsored-
Member/custodian May Use Your Vote Instruction As
the Authorization to Take- the Necessary Action
Which Will Include Transferring Your Instructed
Position-to Escrow. Please Contact Your Crest
Sponsored Member/custodian Directly For- Further
Information on the Custody Process and Whether Or
	Not They Require- Separate Instructions from You	Non-Voting		Non-Voting
04 May 2023: Please Note Share Blocking Will Apply
for Any Voted Positions-settling Through Euroclear
	Bank.	Non-Voting		Non-Voting
04 May 2023: Intermediary Clients Only - Please
Note That If You Are-classified As an Intermediary
Client Under the Shareholder Rights Directive-ii,
You Should be Providing the Underlying Shareholder
Information at The-vote Instruction Level. If You
are Unsure on How to Provide This Level Of- Data to
Broadridge Outside of Proxyedge, Please Speak to
Your Dedicated-client Service Representative for
	Assistance	Non-Voting		Non-Voting
04 May 2023: Please Note That This is A Revision
Due to Addition of Comments.-if You Have Already
Sent in Your Votes, Please Do Not Vote Again Unless
You-decide to Amend Your Original Instructions.
	Thank You	Non-Voting		Non-Voting
GREGGS PLC
Security ID: G41076111
Meeting Date: 17-May-23	Meeting Type: Annual General Meeting
1	Receive Annual Report and Accounts	Management	For	Voted - For
2	Appoint Auditor	Management	For	Voted - For
3	Authorise Auditor Remuneration	Management	For	Voted - For
4	Declare Dividend	Management	For	Voted - For
5	Elect Matt Davies	Management	For	Voted - For
6	Re-elect Roisin Currie	Management	For	Voted - For
7	Re-elect Richard Hutton	Management	For	Voted - For
8	Re-elect Kate Ferry	Management	For	Voted - For
9	Re-elect Mohamed Elsarky	Management	For	Voted - For
10	Elect Lynne Weedall	Management	For	Voted - For
11	Elect Nigel Mills	Management	For	Voted - For
12	Approve Remuneration Report	Management	For	Voted - For
13	Approve Remuneration Policy	Management	For	Voted - For
14	Approve Performance Share Plan	Management	For	Voted - For
15	Power to Allot Shares	Management	For	Voted - For
16	Power to Allot Equity Securities for Cash	Management	For	Voted - For

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
17	Power to Allot 5 Per Cent Shares for Financing	Management	For	Voted - For
18	Power to Make Market Purchases	Management	For	Voted - For
19	General Meetings to be Held on Not Less Than 14
	Days' Notice	Management	For	Voted - For
HENSOLDT AG
Security ID: D3R14P109
Meeting Date: 12-May-23	Meeting Type: Annual General Meeting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian.-if No Shareholder
Details are Provided, Your Instruction May be
	Rejected.	Non-Voting		Non-Voting
1	Receive Financial Statements and Statutory Reports
	for Fiscal Year 2022	Non-Voting		Non-Voting
2	Approve Allocation of Income and Dividends of Eur
	0.30 Per Share	Management	For	Voted - For
3	Approve Discharge of Management Board for Fiscal
	Year 2022	Management	For	Voted - For
4	Approve Discharge of Supervisory Board for Fiscal
	Year 2022	Management	For	Voted - For
5	Ratify KPMG Ag As Auditors for Fiscal Year 2023 and
for the Review of Interim Financial Statements for
	Fiscal Year 2023	Management	For	Voted - For
6	Approve Remuneration Report	Management	For	Voted - For
7	Approve Remuneration Policy	Management	For	Voted - For
8	Elect Marco Fuchs to the Supervisory Board	Management	For	Voted - For
9	Approve Virtual-only Shareholder Meetings Until 2025	Management	For	Voted - For
10	Amend Articles Re: Participation of Supervisory
Board Members in the Annual General Meeting by
	Means of Audio and Video Transmission	Management	For	Voted - For
From 10th February, Broadridge Will Code All
Agendas for German Meetings In-english Only. If You
Wish to See the Agenda in German, This Will be
Made-available As A Link Under the Material Url
Dropdown at the Top of the Ballot.-the German
Agendas for Any Existing Or Past Meetings Will
Remain in Place.-for Further Information, Please
	Contact Your Client Service Representative.	Non-Voting		Non-Voting
According to German Law, in Case of Specific
Conflicts of Interest In- Connection with Specific
Items of the Agenda for the General Meeting You
Are- Not Entitled to Exercise Your Voting Rights.
Further, Your Voting Right Might-be Excluded When
Your Share in Voting Rights Has Reached Certain
Thresholds-and You Have Not Complied with Any of
Your Mandatory Voting Rights-notifications Pursuant
to the German Securities Trading Act (wphg).
For-questions in This Regard Please Contact Your
Client Service Representative-for Clarification. If
You Do Not Have Any Indication Regarding Such
Conflict-of Interest, Or Another Exclusion from
	Voting, Please Submit Your Vote As- Usual.	Non-Voting		Non-Voting

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Information on Counter Proposals Can be Found
Directly on the Issuer's-website (please Refer to
the Material Url Section of the Application). If
You-wish to Act on These Items, You Will Need to
Request A Meeting Attend And-vote Your Shares
Directly at the Company's Meeting. Counter
Proposals Cannot-be Reflected on the Ballot on
	Proxyedge.	Non-Voting		Non-Voting
Intermediary Clients Only - Please Note That If You
are Classified As An- Intermediary Client Under the
Shareholder Rights Directive II, You Should
Be-providing the Underlying Shareholder Information
at the Vote Instruction-level. If You are Unsure on
How to Provide This Level of Data to
Broadridge-outside of Proxyedge, Please Speak to
Your Dedicated Client Service-representative for
	Assistance	Non-Voting		Non-Voting
KAKAKU.COM,INC.
Security ID: J29258100
Meeting Date: 20-Jun-23	Meeting Type: Annual General Meeting
	Please Reference Meeting Materials.	Non-Voting		Non-Voting
1	Approve Appropriation of Surplus	Management	For	Voted - For
2.1	Appoint A Director Hayashi, Kaoru	Management	For	Voted - For
2.2	Appoint A Director Hata, Shonosuke	Management	For	Voted - For
2.3	Appoint A Director Murakami, Atsuhiro	Management	For	Voted - For
2.4	Appoint A Director Yuki, Shingo	Management	For	Voted - For
2.5	Appoint A Director Miyazaki, Kanako	Management	For	Voted - For
2.6	Appoint A Director Kato, Tomoharu	Management	For	Voted - For
2.7	Appoint A Director Miyajima, Kazuyoshi	Management	For	Voted - For
2.8	Appoint A Director Kinoshita, Masayuki	Management	For	Voted - For
2.9	Appoint A Director Kadowaki, Makoto	Management	For	Voted - For
3	Appoint A Corporate Auditor Hirai, Hirofumi	Management	For	Voted - For
4	Appoint A Substitute Corporate Auditor Urashima,
	Masatoshi	Management	For	Voted - For
L'OCCITANE INTERNATIONAL SA
Security ID: L6071D109
Meeting Date: 28-Sep-22	Meeting Type: Annual General Meeting
Please Note That the Company Notice and Proxy Form
are Available by Clicking-on the Url Links:-
Https://www1.hkexnews.hk/listedco/listconews/sehk/20
22/ 0831/2022083100569.pdf-and-
Https://www1.hkexnews.hk/listedco/listconews/sehk/20
	22/ 0831/2022083100583.pdf	Non-Voting		Non-Voting
1	To Receive and Adopt the Statutory Accounts and
Audited Consolidated Financial Statements of the
Company for the Year Ended 31 March 2022 and to

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Acknowledge the Content of the Reports of the Board
	of Directors and the Auditor of the Company	Management	For	Voted - For
2	To Declare A Final Dividend of A Total Amount of
	Eur 96.8 Million for the Year Ended 31 March 2022	Management	For	Voted - For
3	To Re-elect the Retiring Director of the Company
(the ''director''), Mrs. Valerie Irene Amelie
Monique Bernis As an Independent Non-executive
	Director for A Term of 3 Years	Management	For	Voted - For
4.A	To Give A General Mandate to the Directors to
Allot, Issue and Deal with Or, Subject to the
Treasury Shares Waiver Being Obtained, Transfer Or
Sell Out of Treasury and Deal With, Additional
Shares Not Exceeding 20% of the Aggregate Nominal
Amount of the Issued Shares of the Company
(excluding the Nominal Capital of Those Shares That
	are Held in Treasury)	Management	For	Voted - Against
4.B	To Give A General Mandate to the Directors to
Repurchase Shares Not Exceeding 10% of the
Aggregate Nominal Amount of the Issued Shares of
the Company (excluding the Nominal Capital of Those
Shares That are Held in Treasury) Within A Price
	Range Between Hkd 10 and Hkd 50	Management	For	Voted - For
4.C	To Extend the Authority Given to the Directors
Pursuant to Ordinary Resolution No. 4(a) to Issue
Shares by Adding to the Aggregate Nominal Amount of
the Issued Shares of the Company the Number of
Shares Repurchased Under Ordinary Resolution No.
	4(b)	Management	For	Voted - Against
5	To Renew the Mandate Granted to
PricewaterhouseCoopers to Act As Approved Statutory
Auditor (reviseur D'entreprises Agree) of the
	Company for the Financial Year Ending 31 March 2023	Management	For	Voted - For
6	To Re-appoint PricewaterhouseCoopers As the
External Auditor of the Company to Hold the Office
from the Conclusion of the Annual General Meeting
	Until the Next Annual General Meeting of the Company	Management	For	Voted - For
7	To Approve the Remuneration to be Granted to
Certain Directors and to Authorize the Board to
Implement Any Subsequent Actions Which May be
Required, Including, for the Avoidance of Doubt,
	the Payment Modalities	Management	For	Voted - For
8	To Grant Discharge to the Directors for the
Exercise of Their Mandate During the Financial Year
	Ended 31 March 2022	Management	For	Voted - For
9	To Grant Discharge to the Approved Statutory
Auditor (reviseur D'entreprises Agree) of the
Company, PricewaterhouseCoopers for the Exercise of
Its Mandate During the Financial Year Ended 31
	March 2022	Management	For	Voted - For
10	To Approve the Remuneration to be Granted to
PricewaterhouseCoopers As the Approved Statutory
Auditor (reviseur D'entreprises Agree) of the
	Company	Management	For	Voted - For
11	To Amend Article 1 (interpretation) of the Articles
of Association of the Company, Which Shall

Cambiar International Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
Henceforth Read As Follows: ''1.1 the Marginal
Notes to These Articles of Association Shall Not
Affect the Interpretation Hereof. in These Articles
of Association, Unless the Subject Or the Content
Otherwise Provides: ''articles'' Shall Mean the
Present Articles of Association of the Company and
All Supplementary, Amended Or Substituted Articles
for the Time Being in Force; ''associate'', in
Relation to Any Director, Has the Meaning Ascribed
to It in the Listing Rules; ''board'' Shall Mean
the Board of Directors; ''business Day'' Means Any
Day on Which Commercial and Financial Markets are
Opened for Trading in Luxembourg,	Management	For	Voted - Against
France Or Hong Kong; ''calendar Day'' Means All
Twenty-four (24) Hours Day in A Year, for Every
Month, Including Weekends and Holidays;
''chairman'' Shall Mean the Chairman Presiding from
Time to Time at Any Meeting of the Members Or of
the Board; ''companies Ordinance'' Shall Mean the
Companies (winding Up and Miscellaneous Provisions)
Ordinance (cap. 32 of the Laws of Hong Kong) and
Companies Ordinance (cap. 622 of the Laws of Hong
Kong), As Amended from Time to Time and to the
Extent Applicable to the Company; ''company'' Shall
Mean L'occitane International S.a., A Societe
Anonyme Governed by the Laws of the Grand Duchy of
Luxembourg Registered with the Luxembourg Trade and
Companies Register Under Registration Number
B80359; ''director'' Shall Mean Any Member of the
Board of Directors of the Company from Time to
Time; ''exchange'' Shall Mean the Stock Exchange of
Hong Kong Limited; ''extraordinary General
Meeting'' Shall Mean Any General Meeting of
Shareholders Held in Front of A Notary in
Luxembourg in Accordance with the Quorum and
Majority Requirements As Set Out in These Articles,
Resolving on an Amendment of the Articles of
Association Or Any Other Item Requiring Resolutions
of the General Meeting to be Adopted in Front of A
Luxembourg Notary in Accordance with the Luxembourg
Companies Law; ''hong Kong'' Shall Mean the Hong
Kong Special Administrative Region of the People's
Republic of China; ''hong Kong Takeovers Code''
Shall Mean the Code on Takeovers and Mergers Issued
by the Securities and Futures Commission of Hong
Kong As Amended from Time to Time; ''listing
Rules'' Shall Mean the Rules Governing the Listing
of Securities on the Stock Exchange of Hong Kong
Limited As Amended from Time to Time;
''luxembourg'' Shall Mean the Grand-duchy of
Luxembourg; ''luxembourg Companies Law'' Shall Mean
the Luxembourg Law of 10 August 1915 on Commercial
Companies, As Amended from Time to Time; ''managing
Director'' Shall Mean Any Director Entrusted by the
Board with the Daily Management of the Company;
''month'' Shall Mean A Calendar Month; ''register''
Shall Mean the Company's Principal Share Register

Cambiar International Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
Maintained in Luxembourg, Branch Share Register
Maintained in Hong Kong and Any Other Branch
Registers Which May be Established Collectively,
Unless Otherwise			Non-Voting
Indicated; ''secretary'' Shall Mean the Person Or
Persons, As the Case May Be, Appointed As Company
Secretary Or Joint Company Secretaries of the
Company from Time to Time; ''share'' Shall Mean A
Share in the Capital of the Company;
''shareholder(s)'' Or ''member(s)'' Shall Mean the
Person(s) Who are Duly Registered As the Holders
from Time to Time of Shares in the Register
Including Persons Who are Jointly So Registered;
''special Matter'' Shall Mean Any Matter Subject to
Approval by Shareholders in General Meeting and in
Respect of Which Pursuant to the Listing Rules
Certain Shareholders are Required to Abstain from
Voting Or are Restricted to Voting Only for Or Only
Against; ''special Resolution'' Shall Mean (i) A
Resolution Passed by No Less Than Three-quarters of
the Votes Cast by Such Members As are Present Or
Represented and Entitled to Vote in Person Or by
Proxy at A General Meeting, of Which (i) No Less
Than 21 Calendar Days' Notice Has Been Given in
Case of an Annual General Meeting and (ii) No Less
Than 15 Calendar Days' Notice Has Been Given in
Case of Any Other General Meeting. the ''votes
Cast'' Shall Not Include Votes Attaching to Shares
in Respect of Which the Shareholder Has Not Taken
Part in the Vote Or Has Abstained Or Has Returned A
Blank Or Invalid Vote. 1.2 These Articles Shall be
Read and Interpreted in Light of Any Regulatory
Requirements That May Apply to the Company from
Time to Time			Non-Voting
12 To Amend Article 3 (corporate Purpose) of the
Articles of Association of the Company, Which Shall
Henceforth Read As Follows: ''3.1 the Corporate
Purpose of the Company is the Holding of
Participations, in Any Form Whatsoever, in
Luxembourg and Foreign Companies and Any Other Form
of Investment, the Acquisition by Purchase,
Subscription Or in Any Other Manner As Well As the
Transfer by Sale, Exchange Or Otherwise of
Securities of Any Kind and the Administration,
Control and Development of Its Portfolio. 3.2 It
May in Particular Acquire by Way of Contribution,
Subscription, Option, Purchase Or Otherwise All and
Any Transferable Securities of Any Kind and Realise
the Same by Way of Sale, Transfer, Exchange Or
Otherwise. 3.3 the Company May Likewise Acquire,
Hold and Assign, As Well As License and Sublicense
All Kinds of Intellectual Property Rights,
Including Without	Management	For	Voted - For
Limitation, Trademarks, Patents, Copyrights and
Licenses of All Kinds. the Company May Act As
Licensor Or Licensee and It May Carry Out All
Operations Which May be Useful Or Necessary to

Cambiar International Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
Manage, Develop and Profit from Its Portfolio of
Intellectual Property Rights. 3.4 the Company May
Grant Loans To, As Well As Guarantees Or Security
for the Benefit of Third Parties to Secure Its
Obligations and Obligations of Other Companies in
Which It Holds A Direct Or Indirect Participation
Or Right of Any Kind Or Which Form Part of the Same
Group of Companies As the Company, Or Otherwise
Assist Such Companies. 3.5 the Company May Raise
Funds Through Borrowing in Any Form Or by Issuing
Any Kind of Notes, Securities Or Debt Instruments,
Bonds and Debentures and Generally Issue Securities
of Any Type. 3.6 the Company May Also Carry Out All
and Any Commercial Distribution Operations of
Products, Outside of Manufacturing, Both in
Luxembourg and Abroad. the Company May Thus Carry
Out All the Below Mentioned Activities As Well As
All Services Related Thereto: (a) the Sale and
Distribution, Whether Through Wholesale, Retail, Or
Otherwise, of Beauty Products, Cosmetics, Perfumes,
Soaps and All and Any Body Hygiene Products,
Household Scents and Products, Regional-themed
Products and Specialties, Dietetic Products,
Jewellery and Food Products; (b) the Installation
and Fitting of Store and Shop Furniture, Display
Counters and Other Shop Fittings, the Logistical
Assistance in View of the Creation, Setting Up and
Fitting Of, Amongst Other Things, Shops, Beauty
Parlours, Spas, Restaurants and Cafes; (c) the
Performance of All and Any Services, the Supply of
All and Any Products and Accessories Relating to
the Household Sector; and (d) the Provision of
Services Such As Beauty and Cosmetic Treatments,
Spa Related Services and Treatments, Restauration
and Food and Beverage Services. 3.7 the Company May
Moreover Carry Out All and Any Commercial,
Industrial and Financial Operations, Both Movable
and Immovable, Which May Directly Or Indirectly
Relate to Its Own Corporate			Non-Voting
Purpose Or Likely to Promote Its Development Or
Fulfilment. 3.8 One of the Purposes of the Company
is to Create A Material Positive Social and
Environmental Impact, Taken As A Whole, in the
Course of Conducting Its Business Activities			Non-Voting
13 To Amend Article 4.5 of the Articles of Association
of the Company, Which Shall Henceforth Read As
Follows: ''4.5 If at Any Time the Share Capital of
the Company is Divided Into Different Classes of
Shares, All Or Any of the Rights Attaching to Any
Class of Shares for the Time Being Issued (unless
Otherwise Provided for in the Terms of Issue of the
Shares of That Class) May be Varied Or Abrogated
with the Consent in Writing by Holders of Not Less
Than Three-quarters in Nominal Value of the Issued
Shares of That Class Present Or Represented and
Being Entitled to Vote in Person Or by Proxy at an
Extraordinary General Meeting, in Addition to the

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Approval of Such Variation And/or Abrogation by
Special Resolution Passed by Shareholders at That
Extraordinary General Meeting. the Quorum for the
Purposes of Any Such Extraordinary General Meeting
Shall be A Person Or Persons Together Holding (or
Representing by Proxy Or Duly Authorized
Representative) at the Date of the Relevant Meeting
Not Less Than Half of the Nominal Value of the
Issued Shares of That Class and Half of the Nominal
	Value of All Issued Shares	Management	For	Voted - For
14	To Amend Article 6 (acquisition of Own Shares by
the Company) of the Articles of Association of the
Company, Which Shall Henceforth Read As Follows:
''subject to the Luxembourg Companies Law, Or Any
Other Law Or So Far As Not Prohibited by Any Law
and Subject to Any Rights Conferred on the Holders
of Any Class of Shares, the Company Shall Have the
Power to Purchase Or Otherwise Acquire All Or Any
of Its Own Shares Provided That the Manner of
Purchase Has First Been Authorized by A Resolution
of the Shareholders, and to Purchase Or Otherwise
Acquire Warrants for the Subscription Or Purchase
of Its Own Shares, and Subject to the Provisions of
Article 430-23 of the Luxembourg Companies Law on
Cross Participations, Shares and Warrants for the
Subscription Or Purchase of Any Shares in Any
	Company Which is Its Holding Company, and May Make	Management	For	Voted - For
Payment Therefore in Any Manner Authorised Or Not
Prohibited by Law, Including Out of Capital, Or to
Give, Directly Or Indirectly, by Means of A Loan, A
Guarantee, A Gift, an Indemnity, the Provision of
Security Or Otherwise Howsoever, Financial
Assistance for the Purpose of Or in Connection with
A Purchase Or Other Acquisition Made Or to be Made
by Any Person of Any Shares Or Warrants in Any
Company Which is A Subsidiary of the Company and
Should the Company Purchase Or Otherwise Acquire
Its Own Shares Or Warrants, Neither the General
Meeting of the Company Nor the Board Shall be
Required to Select the Shares Or Warrants to be
Purchased Or Otherwise Acquired Rateably Or in Any
Other Manner As Between the Holders of Shares Or
Warrants of the Same Class Or As Between Them and
the Holders of Shares Or Warrants of Any Other
Class Or in Accordance with the Rights As to
Dividends Or Capital Conferred by Any Class of
Shares, Provided Always That Any Such Purchase Or
Other Acquisition Or Financial Assistance Shall
Only be Made in Accordance with the Luxembourg
Companies Law As Well As Any Relevant Code, Rules
Or Regulations Issued by the Exchange Or the
Securities and Futures Commission of Hong Kong from
	Time to Time in Force			Non-Voting
15	To Amend Article 7.1 of the Articles of Association
of the Company, Which Shall Henceforth Read As
Follows: ''7.1 Shares of the Company May be
Redeemable Shares in Accordance with the Provisions

Cambiar International Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
of Article 430-22 of the Luxembourg Companies Law,
As Amended. Redeemable Shares, If Any, Bear the
Same Rights to Receive Dividends and Have the Same
Voting Rights As Non- Redeemable Shares. Only Fully
Paid-in Redeemable Shares Shall be Redeemable. the
Redemption of the Redeemable Shares Can Only be
Made by Using Sums Available for Distribution in
Accordance with Article 462- 1 of the Luxembourg
Companies Law and the Present Articles Or the
Proceeds of A New Issue Made with the Purpose of
Such Redemption Subject Always to the Provisions of
These Articles. Redeemable Shares Which Have Been
Redeemed by the Company Bear No Voting Rights, and
Have No	Management	For	Voted - For
Rights to Receive Dividends Or the Liquidation
Proceeds. Redeemed Redeemable Shares May be
Cancelled Upon Request of the Board, by A Special
Resolution Passed at an Extraordinary General
Meeting			Non-Voting
16 To Amend Article 10 (administration - Supervision)
of the Articles of Association of the Company,
Which Shall Henceforth Read As Follows: '10.1 the
Company Shall be Managed by A Board Composed of
Three Members at Least Who Need Not be Shareholders
of the Company. Except As Set Out in Article 10.2,
the Directors Shall be Elected by the Shareholders
at A General Meeting, Which Shall Determine Their
Number and Term of Office. the Term of the Office
of A Director Shall be Not More Than Three Years,
Upon the Expiry of Which Each Shall be Eligible for
Re- Election. 10.2 the Board Shall Have Power from
Time to Time and at Any Time to Appoint Any Person
As A Director to Fill A Causal Vacancy. Any
Director So Appointed Shall Hold Office Only Until
the Next Following General Meeting (including an
Annual General Meeting) of the Company and Shall
Then be Eligible for Re-election at That Meeting.
10.3 No Person Shall, Unless Recommended by the
Board, be Eligible for Election to the Office of
Director at Any General Meeting Unless During the
Period, Which Shall be at Least Seven Calendar
Days, Commencing No Earlier Than the Day After the
Dispatch of the Notice of the Meeting Appointed for
Such Election and Ending No Later Than Seven
Calendar Days Prior to the Date of Such Meeting,
There Has Been Given to the Secretary Notice in
Writing by A Member of the Company (not Being the
Person to be Proposed), Entitled to Attend and Vote
at the Meeting for Which Such Notice is Given, of
His Intention to Propose Such Person for Election
and Also Notice in Writing Signed by the Person to
be Proposed of His Willingness to be Elected. 10.4
A Motion for the Appointment of Two Or More Persons
As Directors by Way of A Single Resolution Shall
Not be Made at A General Meeting Unless A
Resolution That It Shall be So Made Has Been Passed
Without Any Vote Being Cast Against It. Thus,

Cambiar International Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
Several Directors Can be Appointed During One
Shareholders' Meeting, Provided That Each Director
is Appointed Upon an Individual Decision. 10.5 the
Company in General Meeting May By	Management	For	Voted - For
Ordinary Resolution As Set Out in Article 15.5 at
Any Time Remove Any Director (including A Managing
Director Or Other Executive Director) Before the
Expiration of His Period of Office Notwithstanding
Anything in These Articles Or in Any Agreement
Between the Company and Such Director and May by
Ordinary Resolution As Set Out in Article 15.5
Elect Another Person in His Stead. Any Person So
Elected Shall Hold Office During Such Time Only As
the Director in Whose Place He is Elected Would
Have Held the Same If He Had Not Been Removed.
Nothing in This Article Should be Taken As
Depriving A Director Removed Under Any Provisions
of This Article of Compensation Or Damages Payable
to Him in Respect of the Termination of His
Appointment As Director Or of Any Other Appointment
Or Office As A Result of the Termination of His
Appointment As Director Or As Derogatory from Any
Power to Remove A Director Which May Exist Apart
from the Provision of This Article, Subject Always
to Applicable Luxembourg Laws. 10.6 in the Event
That, at the Time of A Meeting of the Board, There
are Equal Votes in Favour and Against A Resolution,
the Chairman of the Meeting Shall Have A Casting
Vote. 10.7 the Board Shall Have the Most Extensive
Powers to Carry Out All Acts Necessary to Or Useful
in the Fulfilment of the Corporate Purpose of the
Company. All Matters Not Expressly Reserved to the
General Meeting of Shareholders by Law Or by These
Articles Shall be Within Its Competence. 10.8
Without Prejudice to the General Powers Conferred
by These Articles and Luxembourg Companies Law, It
is Hereby Expressly Declared That the Board Shall
Have the Following Powers: (a) to Make and Conclude
All and Any Agreements and Deeds Necessary in the
Execution of Any Undertakings Or Operations of
Interest to the Company; (b) to Decide on Any
Financial Contributions, Transfers, Subscriptions,
Partnerships, Associations, Participations and
Interventions Relating to the Said Operations; (c)
to Cash in All and Any Amounts Due Belonging to the
Company and Give Valid Receipt for the Same; (d)
Carry Out and Authorise All and Any Withdrawals,
Transfers and Alienations of Funds, Annuities,
Debts Receivable, Property Or Securities Belonging
to the Company; (e) To			Non-Voting
Lend Or Borrow in the Long Or Short Term, Including
by Means of the Issue of Bonds, with Or Without
Guarantees (such Bonds May be Convertible Bonds, If
So Approved by the Company in General Meeting).
10.9 the Shareholders Wish That, in the Performance
of Its Duties, the Board Takes Into Account the
Social, Environmental, Economic and Legal Effects

Cambiar International Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
of Its Actions. More Precisely, the Board Shall
Take Into Consideration, in Addition to the
Interests of the Shareholders, the Interests of the
Company's Employees, Customers, Communities
Affected by the Company, and the Local and Global
Environment, As Well As the Short-term and
Long-term Interests of the Company. the Expanded
Purpose of the Company As Described in Article 3.8
and the Provision of This Article Express Only the
Wishes of the Shareholders of the Company and Do
Not Constitute A Commitment by the Company, Or A
Quasi- Contract Between the Company and Any
Stakeholder, and Do Not Create Any Obligation of
Any Kind Whatsoever to Any Third Party. 10.10 the
Directors May Only Act Within the Framework of Duly
Convened Meetings of the Board Or by Way of
Circular Resolutions Executed by All the Directors
in Accordance with These Articles. 10.11 in
Accordance with Article 441-10 of the Luxembourg
Companies Law, the Daily Management of the Company
As Well As the Representation of the Company in
Relation Thereto May be Delegated to One Or More
Directors, Officers, Managers Or Other Agents,
Shareholder Or Not, Acting Alone, Jointly Or in the
Form of Committee(s). Their Nomination, Revocation
and Powers As Well As Special Compensations Shall
be Determined by A Resolution of the Board. 10.12
the Board May Likewise Confer All and Any Special
Powers to One Or More Board Committees Or Proxies
of Its Own Choosing, Who Need Not be Directors of
the Company. 10.13 the Board Shall Choose A
Chairman Among Its Members and May Also Elect One
Or More Vice Chairmen from Among Its Own Members.
the Board Shall Meet Upon A Call to Do So from Its
Chairman Or of Any Two Directors at Such Place As
Shall be Indicated in the Convening Notice. It May
Also Choose A Secretary, Who Need Not be A
Director, and Who Shall be Responsible For, Among
Other Things, Keeping the Minutes of the Meetings			Non-Voting
Of the Board and of the Shareholders. 10.14 the
Chairman of the Board Shall Preside Over Meetings
of the Board But, in His Absence, the Board May
Designate by A Majority Vote Another Director to
Take the Chair of Such Meeting			Non-Voting
17 To Amend Articles 12.8 and 12.9 of the Articles of
Association of the Company, Which Shall Henceforth
Read As Follows: ''12.8 Save As Otherwise Provided
by the Luxembourg Companies Law, Any Director Who
Has, Directly Or Indirectly, A Financial Interest
Conflicting with the Interest of the Company in
Connection with A Transaction Falling Within the
Competence of the Board, Must Inform the Board of
Such Conflict of Interest and Must Have His
Declaration Recorded in the Minutes of the Board
Meeting. the Relevant Director May Not Take Part in
the Discussions Relating to Such Transaction Nor
Vote on Such Transaction.'' ''12.9 Any Conflict of

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Interest Pursuant to Article 12.8 Must be Reported
to the Next General Meeting of Shareholders Prior
to Such Meeting Taking Any Resolution on Any Other
	Item	Management	For	Voted - For
18	To Amend Article 13.3 of the Articles of
Association of the Company, Which Shall Henceforth
Read As Follows: '13.3 the Statutory Auditor in
Office May be Removed at Any Time, with Or Without
Cause, Whereas the Independent Auditor in Office
May Only be Removed (i) with Cause Or (ii) with His
Approval and the Approval of the General Meeting of
Shareholders. the Removal Or Appointment of A
Statutory Auditor Or Independent Auditor Shall be
Approved by the Shareholders in General Meeting,
Provided That the Company Gives Its Members (i) No
Less Than 21 Calendar Days' Notice in Case of an
Annual General Meeting Or (ii) No Less Than 15
Calendar Days' Notice in Case of Any Other General
	Meeting	Management	For	Voted - For
19	To Amend Articles 15.1, 15.5, 15.11, 15.12, 15.14,
15.15, 15.18 and 15.32 of the Articles of
Association of the Company, Which Shall Henceforth
Read As Follows: ''15.1 the Company Shall in Each
Financial Year Hold A General Meeting As Its Annual
General Meeting in Addition to Any Other Meeting in
That Year and Shall Specify the Meeting As Such in
the Notices Calling It. the Annual General Meeting
Shall be Held in Luxembourg at the Registered
	Office of the Company, And/or at Any Other Location	Management	For	Voted - Against
As May be Indicated in the Convening Notices, on
the Last Wednesday in the Month of September at 10
A.m. (cest) Or, in Case Such Day is Not A Business
Day, the Annual General Meeting of Shareholders
Shall be Held on the Immediately Following Business
Day. Shareholders May Take Part at the Annual
General Meeting Through Video-conference Or Any
Other Telecommunications Facility Provided That All
Participants are Thereby Able to Communicate
Contemporaneously by Video And/or Voice with All
Other Participants. the Means of Communication Used
Must Allow All the Persons Taking Part in the
Meeting to Hear One Another on A Continuous Basis
and Must Allow an Effective Participation of All
Such Persons in the Meeting. Participation in A
Meeting Pursuant to This Article Shall Constitute
Presence in Person at Such Meeting and Such Persons
Shall be Entitled to Vote at Such Meetings and are
Deemed to be Present for the Computation of the
Quorum and Votes.'' ''15.5 Each Share is Entitled
to One Vote. Except As Otherwise Required by Law
(including the Listing Rules) Or These Articles,
and Subject to Article 15.6, Resolutions at A
General Meeting of Shareholders Duly Convened Will
be Adopted at A Simple Majority of the Votes Cast.
the Votes Cast Shall Not Include Votes Attaching to
Shares in Respect of Which the Shareholder Has Not
Taken Part in the Vote Or Has Abstained Or is

Cambiar International Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
Otherwise Required to Abstain by Law (including the
Listing Rules) Or the Articles Or Has Returned A
Blank Or Invalid Vote. at Any General Meeting, Any
Resolution Put to the Vote of the Meeting Shall be
Decided by Poll.'' ''15.11 the Board May, Whenever
They Think Fit, Convene A General Meeting at Such
Time and Place As the Board May Determine and As
Shall be Specified in the Notice of Such Meeting in
Accordance with These Articles. Save for Any
General Meeting Convened by the Board Pursuant to
These Articles, No Other General Meeting Shall be
Convened Except on the Written Requisition of Any
One Or More Members of the Company Deposited at the
Registered Office of the Company in Luxembourg Or
the Office of the Company in Hong Kong, Specifying
the Objects of the Meeting (including the
Resolution(s) to be Added to the Agenda, If Any)
and Signed by the Requisitionists, Provided That
Such			Non-Voting
Requisitionists Held As at the Date of Deposit of
the Requisition Not Less Than 10% of the Share
Capital of the Company Or the Voting Rights, on A
One Vote Per Share Basis, in the Share Capital of
the Company. If the Board Does Not Within 2
Calendar Days from the Date of Deposit of the
Requisition Proceed Duly to Convene the Meeting to
be Held Within A Further 28 Calendar Days, the
Requisitionist(s) Themselves Or Any of Them
Representing More Than One-half of the Total Voting
Rights of All of Them, May Convene the General
Meeting in the Same Manner, As Nearly As Possible,
As That in Which Meetings May be Convened by the
Board Provided That Any Meeting So Convened Shall
Not be Held After the Expiration of Three Months
from the Date of Deposit of the Requisition, and
All Reasonable Expenses Incurred by the
Requisitionist(s) As A Result of the Failure of the
Board Shall be Deducted from the Directors' Fees Or
Remuneration.'' ''15.12 on Requisition in Writing
by Members Representing, on the Date of Deposit of
the Requisition, Not Less Than 10% of the Share
Capital of the Company Or Voting Rights of All
Members, on A One Vote Per Share Basis, Who Have A
Right to Vote at the Meeting to Which the
Requisition Relates Or Not Less Than 50 Members
Holding Shares in the Company on Which There Has
Been Paid Up an Average Sum, Per Member, of Not
Less Than Hkd 2,000, the Company Shall, at the
Expense of the Requisitionists: (a) Give to Members
Entitled to Receive Notice of That Annual General
Meeting Notice of Any Resolution Which May be
Properly Moved and is Intended to be Moved at That
Meeting; and (b) Circulate to Members Entitled to
Have Notice of Any General Meeting Sent to Them A
Statement of Not More Than 1,000 Words with Respect
to the Matter Referred to in the Proposed
Resolution Or the Business to be Dealt with in the

Cambiar International Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
Meeting.'' ''15.14 an Annual General Meeting Shall
be Called by Not Less Than 21 Calendar Days' Notice
in Writing and Any Other General Meeting Shall be
Called by Not Less Than 15 Calendar Days' Notice in
Writing. the Notice Shall be Exclusive of the Day
on Which It is Served Or Deemed to be Served and of
the Day for Which It is Given.'' ''15.15 Convening
Notices for Any General Meeting Shall Take the Form
of Announcements Filed with the Luxembourg Trade
and Companies Register And			Non-Voting
Published at Least 21 Calendar Days Before an
Annual General Meeting of the Company and at Least
15 Calendar Days Before Any Other General Meeting
of the Company, on the Recueil Electronique Des
Societes Et Associations and in A Luxembourg
Newspaper. Notices by Mail Shall be Sent at Least 8
Days Before the General Meeting to the Registered
Shareholders by Ordinary Mail (lettre Missive).
Alternatively, the Convening Notices May be
Exclusively Made by Registered Mail in Case the
Company Has Only Issued Registered Shares Or If the
Addressees Have Individually Agreed to Receive the
Convening Notices by Another Means of Communication
Ensuring Access to the Information, by Such Means
of Communication.'' ''15.18 Except As Otherwise
Provided in These Articles, Any Notice Or Document
May be Served by the Company on Any Member Either
Personally Or by Sending It Through the Registered
Mail in A Prepaid Letter Addressed to Such Member
at His Registered Address As Appearing in the
Register Or, to the Extent Permitted by the
Luxembourg Companies Law, the Listing Rules and All
Applicable Laws and Regulations, by Electronic
Means by Transmitting It to Any Electronic Number
Or Address Or Website Supplied by the Member to the
Company Or by Placing It on the Company's Website
Provided That the Company Has Obtained the Member's
Prior Express Positive Confirmation in Writing to
Receive Or Otherwise Have Made Available to Him
Notices and Documents to be Given Or Issued to Him
by the Company by Such Electronic Means, Or (in the
Case of Notice) by Advertisement Published in A
Newspaper. in the Case of Joint Holders of A Share,
All Notices Shall be Given to That Holder for the
Time Being Whose Name Stands First in the Register
and Notice So Given Shall be Sufficient Notice to
All the Joint Holders.'' ''15.32 A Vote Given in
Accordance with the Terms of an Instrument of Proxy
Or Resolution of A Member Shall be Valid
Notwithstanding the Previous Death Or Insanity of
the Principal Or Revocation of the Proxy Or Power
of Attorney Or Other Authority Under Which the
Proxy Or Resolution of A Member Was Executed Or
Revocation of the Relevant Resolution Or the
Transfer of the Share in Respect of Which the Proxy
Was Given, Provided That No Intimation in Writing
of Such Death,			Non-Voting

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Insanity, Revocation Or Transfer As Aforesaid Shall
Have Been Received by the Company at Its Registered
Office at Least Two Hours Before the Commencement
of the Meeting Or Adjourned Meeting at Which the
	Proxy is Used			Non-Voting
20	To Amend Article 16.7 of the Articles of
Association of the Company, Which Shall Henceforth
Read As Follows: ''16.7 the Company's
Undistributable Reserves Are: (a) the Capital
Redemption Reserve; and (b) Any Other Reserve Which
the Company is Prohibited from Distributing by Any
Enactment Including the Companies Ordinance Or by
	These Articles	Management	For	Voted - For
21	To Amend Article 21.2 of the Articles of
Association of the Company, Which Shall Henceforth
Read As Follows: ''21.2 the Extraordinary General
Meeting at Which Any Alteration to These Articles
is Considered Shall Not Validly Deliberate Unless
at Least One Half of the Share Capital of the
Company Or the Voting Rights Attached to the Issued
Share Capital is Present Or Represented and the
Agenda Indicates the Proposed Amendments to the
Articles And, Where Applicable, the Text of Those
Which Concern the Objects Or the Form of the
Company. If the First of These Conditions is Not
Satisfied, A Second Extraordinary General Meeting
May be Convened, in Accordance with the Provisions
of Article 15.15. the Second Extraordinary General
Meeting Shall Validly Deliberate As Long As Two
Members are Present in Person Or by Proxy,
Regardless of the Proportion of the Capital
	Represented	Management	For	Voted - For
MOONPIG GROUP PLC
Security ID: G6225S107
Meeting Date: 20-Sep-22	Meeting Type: Annual General Meeting
1	To Receive the Annual Report and Financial
	Statements	Management	For	Voted - For
2	To Approve the Directors' Remuneration Report	Management	For	Voted - For
3	To Re-elect Kate Swann As A Director	Management	For	Voted - For
4	To Re-elect Nickyl Raithatha As A Director	Management	For	Voted - For
5	To Re-elect Andy Mackinnon As A Director	Management	For	Voted - For
6	To Re-elect David Keens As A Director	Management	For	Voted - For
7	To Re-elect Susan Hooper As A Director	Management	For	Voted - For
8	To Re-elect Niall Wass As A Director	Management	For	Voted - For
9	To Re-elect Simon Davidson As A Director	Management	For	Voted - For
10	To Elect Shanmae Teo As A Director	Management	For	Voted - For
11	To Appoint Pwc As Auditors	Management	For	Voted - For
12	To Authorise the Audit Committee to Determine the
	Remuneration of the Auditors	Management	For	Voted - For
13	Authority to Allot Shares	Management	For	Voted - For

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
14	Authority to Disapply Pre-emption Rights	Management	For	Voted - For
15	Additional Authority to Exclude Pre- Emption Rights	Management	For	Voted - For
16	Authority to Purchase Own Shares	Management	For	Voted - For
17	Authority to Call General Meeting Other Than Annual
	General Meeting on Less Than 14 Days' Notice	Management	For	Voted - For
18	Authority to Make Political Donations	Management	For	Voted - For
MOTOR OIL (HELLAS) CORINTH REFINERIES SA
Security ID: X55904100
Meeting Date: 08-Sep-22	Meeting Type: Extraordinary General Meeting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected.	Non-Voting		Non-Voting
1.	Approval of (a) A Transaction Between "motor Oil
Renewable Energy" Single Member S.a." and the
Company "ellaktor Societe Anonyme" and (b) Signing
the Relevant Draft Agreement Purchase and Sale and
the Draft Shareholders' Agreement Between "motor
Oil Renewable" Energy Single Member S.a." and
	"ellaktor Societe Anonyme"	Management	For	Voted - For
15 Aug 2022: Please Note in the Event the Meeting
Does Not Reach Quorum,-there Will be A Second Call
on 22 Sep 2022 at 10:00. Consequently, Your-voting
Instructions Will Remain Valid for All Calls Unless
	the Agenda Is-amended. Thank You	Non-Voting		Non-Voting
24 Aug 2022: Please Note That This is A Revision
Due to Addition of Comments-and Change in Numbering
of Resolution 1. If You Have Already Sent in
Your-votes, Please Do Not Vote Again Unless You
Decide to Amend Your Original-instructions. Thank
	You	Non-Voting		Non-Voting
16 Aug 2022: Intermediary Clients Only - Please
Note That If You Are-classified As an Intermediary
Client Under the Shareholder Rights Directive-ii,
You Should be Providing the Underlying Shareholder
Information at The-vote Instruction Level. If You
are Unsure on How to Provide This Level Of- Data to
Broadridge Outside of Proxyedge, Please Speak to
Your Dedicated-client Service Representative for
	Assistance. Thank You.	Non-Voting		Non-Voting
Meeting Date: 22-Mar-23	Meeting Type: Extraordinary General Meeting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected.	Non-Voting		Non-Voting
1.	Granting of Treasury Shares Held by the Company to
the Executive Board Members of the Company and Top
Executive Officers of the Company According to the
	Provisions of Article 114 of the Law 4548/2018	Management	For	Voted - Abstain

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
2.	Establishment of A Long-term Plan Granting Company
Treasury Shares to the Executive Board Members of
the Company, to Members Belonging to the Top and
Higher Managerial Level of the Company Or/and of
	the Affiliated with the Company Corporations	Management	For	Voted - Abstain
3.	Establishment of A Long-term Plan Granting Company
Treasury Shares to the Executive Board Members of
the Company and to Company Employees As Well As
Employees of the Affiliated with the Company
	Corporations	Management	For	Voted - Abstain
Intermediary Clients Only - Please Note That If You
are Classified As An- Intermediary Client Under the
Shareholder Rights Directive II, You Should
Be-providing the Underlying Shareholder Information
at the Vote Instruction-level. If You are Unsure on
How to Provide This Level of Data to
Broadridge-outside of Proxyedge, Please Speak to
Your Dedicated Client Service-representative for
	Assistance	Non-Voting		Non-Voting
10 Mar 2023: Please Note That This is A Revision
Due to Change in Numbering-of All Resolutions. If
You Have Already Sent in Your Votes, Please Do
Not-vote Again Unless You Decide to Amend Your
	Original Instructions. Thank You	Non-Voting		Non-Voting
Meeting Date: 07-Jun-23	Meeting Type: Ordinary General Meeting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected.	Non-Voting		Non-Voting
1.	Submission and Approval of the Financial Statements
of the Company Including the Non-financial
Information of the Law 4548/2018 for the Financial
Year 2022, the Declaration of the Representatives
of the Board of Directors According to Article 4 of
the Law 3556/2007, the Corporate Governance
Statement According to the Law 4548/2018 and Law
4706/2020, the Audit Committee Report for the
Fiscal Year 2022 As Well As the Reports of the
	Board of Directors and the Auditors	Management	For	Voted - For
2.	Approval of the Overall Management of the Company
for the Fiscal Year 2022 (pursuant to Article 108
of the Law 4548/2018) and Discharge of the Auditors
from Any Liability for Damages with Regard to the
Financial Statements for the Financial Year 2022
and Submission of the Independent Non-executive Bod
Members Report According to Article 9, Paragraph 5
	of the Law 4706/2020	Management	For	Voted - For
3.	Election of the Members of the New Board of
	Directors As the Term of the Existing Board Expires	Management	For	Voted - Against
4.	Appointment of the Members of the Audit Committee
in Accordance with the Article 44 of the Law
	4449/2017	Management	For	Voted - For
5.	Approval for the Distribution of Company Earnings
	and of A Dividend for the Fiscal Year 2022	Management	For	Voted - For

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
6.	Election of Two Certified Auditors (ordinary and
Substitute) for the Financial Year 2023 and
	Approval of Their Fees	Management	For	Voted - For
7.	Approval of the Fees Paid to the Board Directors
for the Financial Year 2022 and Pre-approval of
	Their Fees for the Financial Year 2023	Management	For	Voted - For
8.	Approval for Advance Payment of Fees to Board
Members for the Period Until the Next Annual
Ordinary General Assembly Pursuant to Article 109
	of the Law 4548/2018	Management	For	Voted - For
9.	Distribution of Part of the Net Income of the
Fiscal Year 2022 to the Members of the Board and
Senior Executives of the Company and Granting of
	the Relevant Authorizations	Management	For	Voted - Against
10.	Distribution of Part of the Net Income of the
Fiscal Year 2022 to the Company Personnel and
	Granting of the Relevant Authorizations	Management	For	Voted - For
11.	Formation of Extraordinary Taxed Reserves from the
Fiscal Year 2022 Company Earnings for the Amount of
Euro 1,779,923.34 Which Corresponds to 50per Cent
of the Own Participation of the Company in an
Investment Project, of Total Cost Euro
14,239,386.72 Included in the Development Law
4399/2016, Concerning the Expansion of the Capacity
of the Fluid Catalytic Cracking (fcc) Complex of
	the Refinery	Management	For	Voted - For
12.	Submission for Discussion at the General Assembly
of the Directors' Remuneration Report for the
Fiscal Year 2022 Pursuant to Article 112 of the Law
	4548/2018	Management	For	Voted - Against
13.	Approval of the Revised Directors' Remuneration
	Policy According to Article 110 of the Law 4548/2018	Management	For	Voted - Against
15 May 2023: Please Note That This is A Revision
Due to Change in Numbering-of Resolution 10. and
Change in Meeting Type from Agm to Ogm. If You
Have-already Sent in Your Votes, Please Do Not Vote
Again Unless You Decide To-amend Your Original
	Instructions. Thank You	Non-Voting		Non-Voting
OCI N.V.
Security ID: N6667A111
Meeting Date: 19-Aug-22	Meeting Type: Extraordinary General Meeting
Voting Must be Lodged with Beneficial Owner Details
As Provided by Your- Custodian Bank. If No
Beneficial Owner Details are Provided,
	Your-instructions May be Rejected.	Non-Voting		Non-Voting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected.	Non-Voting		Non-Voting
1.	Opening and Announcements	Non-Voting		Non-Voting

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
2.	Two Proposals to Amend the Articles of Association
to Facilitate A Capital Repayment in Connection
with the H1 2022 Distribution: I to First Increase
the Nominal Value of the Shares in the Company's
Share Capital; and II to Subsequently Decrease the
Nominal Value of the Shares in the Company's Share
	Capital, Combined with A Repayment of Capital	Management	For	Voted - For
3.	Close of the Extraordinary General Meeting	Non-Voting		Non-Voting
12 Jul 2022: Intermediary Clients Only - Please
Note That If You Are-classified As an Intermediary
Client Under the Shareholder Rights Directive-ii,
You Should be Providing the Underlying Shareholder
Information at The-vote Instruction Level. If You
are Unsure on How to Provide This Level Of- Data to
Broadridge Outside of Proxyedge, Please Speak to
Your Dedicated-client Service Representative for
	Assistance	Non-Voting		Non-Voting
12 Jul 2022: Please Note That This is A Revision
Due to Addition of Comment.-if You Have Already
Sent in Your Votes, Please Do Not Vote Again Unless
You-decide to Amend Your Original Instructions.
	Thank You	Non-Voting		Non-Voting
Meeting Date: 16-Feb-23	Meeting Type: Extraordinary General Meeting
Voting Must be Lodged with Beneficial Owner Details
As Provided by Your- Custodian Bank. If No
Beneficial Owner Details are Provided,
	Your-instructions May be Rejected.	Non-Voting		Non-Voting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected.	Non-Voting		Non-Voting
1.	Opening and Announcements	Non-Voting		Non-Voting
2.	I to First Increase the Nominal Value of the Shares
in the Company's Share Capital; and II to
Subsequently Decrease the Nominal Value of the
Shares in the Company's Share Capital, Combined
with A Repayment of Capital. Two Proposals to Amend
the Articles of Association of the Company (the
Articles of Association) to Facilitate A Capital
Repayment in Connection with the H2 2022
	Distribution	Management	For	Voted - For
3.	Close of the Extraordinary General Meeting	Non-Voting		Non-Voting
06 Jan 2023: Intermediary Clients Only - Please
Note That If You Are-classified As an Intermediary
Client Under the Shareholder Rights Directive-ii,
You Should be Providing the Underlying Shareholder
Information at The-vote Instruction Level. If You
are Unsure on How to Provide This Level Of- Data to
Broadridge Outside of Proxyedge, Please Speak to
Your Dedicated-client Service Representative for
	Assistance	Non-Voting		Non-Voting
06 Jan 2023: Please Note That This is A Revision
Due to Change in Numbering-of All Resolutions and

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Addition of Comment. If You Have Already Sent in
Your-votes, Please Do Not Vote Again Unless You
Decide to Amend Your Original-instructions. Thank
	You	Non-Voting		Non-Voting
Meeting Date: 03-May-23	Meeting Type: Annual General Meeting
Voting Must be Lodged with Beneficial Owner Details
As Provided by Your- Custodian Bank. If No
Beneficial Owner Details are Provided,
	Your-instructions May be Rejected.	Non-Voting		Non-Voting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected.	Non-Voting		Non-Voting
1.	Opening and Announcements	Non-Voting		Non-Voting
2.	Report by the Board of Directors for the Financial
	Year 2022	Non-Voting		Non-Voting
3.	Proposal to Advise on the 2022 Remuneration Report
	(advisory Vote)	Management	For	Voted - For
4.	Proposal to Adopt the Annual Accounts for the
	Financial Year 2022	Management	For	Voted - For
5.	Proposal to Adopt the New Executive Directors
	Remuneration Policy	Management	For	Voted - For
6.	Proposal to Adopt the New Non-executive Directors
	Remuneration Policy	Management	For	Voted - For
7.	Proposal to Discharge the Executive Directors from
	Liability	Management	For	Voted - For
8.	Proposal to Discharge the Non-executive Directors
	from Liability	Management	For	Voted - For
9.	Proposal to Appoint Ms. Nadia Sawiris As
	Non-executive Director	Management	For	Voted - For
10.	Proposal to Reappoint Mr. Michael Bennet As
	Non-executive Director	Management	For	Voted - For
11.	Proposal to Extend the Designation of the Board of
Directors As the Authorised Body to Issue Shares in
	the Share Capital of the Company	Management	For	Voted - For
12.	Proposal to Extend the Designation of the Board of
Directors As the Authorised Body to Restrict Or
Exclude Pre-emptive Rights Upon the Issuance of
	Shares	Management	For	Voted - Against
13.	Proposal to Authorise the Board of Directors to
Repurchase Shares in the Share Capital of the
	Company	Management	For	Voted - For
14.	Questions and Close of Meeting	Non-Voting		Non-Voting
24 Mar 2023: Please Note That This is A Revision
Due to Change in Numbering-of All Resolutions and
Addition of Comment. If You Have Already Sent in
Your-votes, Please Do Not Vote Again Unless You
Decide to Amend Your Original-instructions. Thank
	You	Non-Voting		Non-Voting
24 Mar 2023: Intermediary Clients Only - Please
Note That If You Are-classified As an Intermediary
Client Under the Shareholder Rights Directive-ii,

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
You Should be Providing the Underlying Shareholder
Information at The-vote Instruction Level. If You
are Unsure on How to Provide This Level Of- Data to
Broadridge Outside of Proxyedge, Please Speak to
Your Dedicated-client Service Representative for
	Assistance	Non-Voting		Non-Voting
PASON SYSTEMS INC
Security ID: 702925108
Meeting Date: 04-May-23	Meeting Type: Mix
Please Note That Shareholders are Allowed to Vote
'in Favor' Or 'against'-only for Resolutions 1,4
and 5 and 'in Favor' Or 'abstain' Only
	For-resolution Numbers 2.1 to 2.6 and 3. Thank You	Non-Voting		Non-Voting
1	To Vote for Or Against Fixing the Number of
	Directors at Six (6)	Management	For	Voted - For
2.1	Election of Director: Marcel Kessler	Management	For	Voted - For
2.2	Election of Director: Ken Mullen	Management	For	Voted - For
2.3	Election of Director: Jon Faber	Management	For	Voted - For
2.4	Election of Director: T. Jay Collins	Management	For	Voted - For
2.5	Election of Director: Judi Hess	Management	For	Voted - For
2.6	Election of Director: Laura Schwinn	Management	For	Voted - For
3	Appointment of Deloitte LLP As Auditors of the
Corporation for the Ensuing Year and Authorizing
	the Directors to Fix Their Remuneration	Management	For	Voted - For
4	To Vote for Or Against A Non-binding, Advisory
("say on Pay") Vote to Pason's Approach to
	Executive Compensation	Management	For	Voted - For
5	To Approve an Ordinary Resolution Approving,
Ratifying and Confirming the Adoption of Pason's
Second Amended and Restated By-law No. 1, Which Was
	Authorized Bythe Board on November 2, 2022	Management	For	Voted - Against
QIAGEN N.V.
Security ID: N72482123	Ticker: QGEN
Meeting Date: 22-Jun-23	Meeting Type: Annual
1.	Proposal to Adopt the Annual Accounts for the Year
	Ended December 31, 2022 ("calendar Year 2022").	Management	For	Voted - For
2.	Proposal to Cast A Favorable Non-binding Advisory
	Vote in Respect of the Remuneration Report 2022.	Management	For	Voted - For
3.	Proposal to Discharge from Liability the Managing
Directors for the Performance of Their Duties
	During Calendar Year 2022.	Management	For	Voted - For
4.	Proposal to Discharge from Liability the
Supervisory Directors for the Performance of Their
	Duties During Calendar Year 2022.	Management	For	Voted - For
5a.	Reappointment of the Supervisory Director: Dr.
	Metin Colpan	Management	For	Voted - For

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
5b.	Reappointment of the Supervisory Director: Dr.
	Toralf Haag	Management	For	Voted - For
5c.	Reappointment of the Supervisory Director: Prof.
	Dr. Ross L. Levine	Management	For	Voted - For
5d.	Reappointment of the Supervisory Director: Prof.
	Dr. Elaine Mardis	Management	For	Voted - For
5e.	Reappointment of the Supervisory Director: Dr. Eva
	Pisa	Management	For	Voted - For
5f.	Reappointment of the Supervisory Director: Mr.
	Lawrence A. Rosen	Management	For	Voted - For
5g.	Reappointment of the Supervisory Director: Mr.
	Stephen H. Rusckowski	Management	For	Voted - For
5h.	Reappointment of the Supervisory Director: Ms.
	Elizabeth E. Tallett	Management	For	Voted - For
6a.	Reappointment of the Managing Director: Mr. Thierry
	Bernard	Management	For	Voted - For
6b.	Reappointment of the Managing Director: Mr. Roland
	Sackers	Management	For	Voted - For
7.	Proposal to Reappoint KPMG Accountants N.v. As
Auditors of the Company for the Calendar Year
	Ending December 31, 2023.	Management	For	Voted - For
8a.	Proposal to Authorize the Supervisory Board, Until
December 22, 2024 To: Issue A Number of Ordinary
Shares and Financing Preference Shares and Grant
Rights to Subscribe for Such Shares of Up to 50% of
the Aggregate Par Value of All Shares Issued and
	Outstanding.	Management	For	Voted - For
8b.	Proposal to Authorize the Supervisory Board, Until
December 22, 2024 To: Restrict Or Exclude the Pre-
Emptive Rights with Respect to Issuing Ordinary
Shares Or Granting Subscription Rights of Up to 10%
of the Aggregate Par Value of All Shares Issued and
	Outstanding.	Management	For	Voted - For
9.	Proposal to Authorize the Managing Board, Until
December 22, 2024, to Acquire Shares in the
	Company's Own Share Capital.	Management	For	Voted - For
10.	Proposal to Approve Discretionary Rights for the
Managing Board to Implement A Capital Repayment by
	Means of A Synthetic Share Repurchase.	Management	For	Voted - For
11.	Proposal to Approve the Cancellation of Fractional
	Ordinary Shares Held by the Company.	Management	For	Voted - For
12.	Proposal to Approve the Qiagen N.v. 2023 Stock Plan.	Management	For	Voted - For
REMY COINTREAU SA
Security ID: F7725A100
Meeting Date: 21-Jul-22	Meeting Type: Mix
For Shareholders Not Holding Shares Directly with A
French Custodian, Voting- Instructions Will be
Forwarded to Your Global Custodian on Vote
Deadline-date. the Global Custodian As the

Cambiar International Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
Registered Intermediary Will Sign the Proxy-card
and Forward to the Local Custodian for Lodgment.	Non-Voting		Non-Voting
For French Meetings 'abstain' is A Valid Voting
Option. for Any Additional- Resolutions Raised at
the Meeting the Voting Instruction Will Default
To-'against.' If Your Custodian is Completing the
Proxy Card, the Voting-instruction Will Default to
the Preference of Your Custodian.	Non-Voting		Non-Voting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
Rejected.	Non-Voting		Non-Voting
Due to the Covid19 Crisis and in Accordance with
the Provisions Adopted By-the French Government
Under Law No. 2020-1379 of November 14, 2020,
Extended-and Modified by Law No 2020-1614 of
December 18 2020; the General Meeting-will Take
Place Behind Closed Doors Without the Physical
Presence Of-shareholders. to Comply with These
Laws, Please Do Not Submit Any Requests To-attend
the Meeting in Person. the Company Encourages All
Shareholders To-regularly Consult the Company
Website to View Any Changes to This Policy.	Non-Voting		Non-Voting
For Shareholders Holding Shares Directly Registered
in Their Own Name on The- Company Share Register,
You Should Receive A Proxy Card/voting Form
Directly- from the Issuer. Please Submit Your Vote
Directly Back to the Issuer Via The-proxy
Card/voting Form, Do Not Submit Your Vote Via
Broadridge-systems/platforms Or Your Instructions
May be Rejected.	Non-Voting		Non-Voting
15 Jun 2022: Intermediary Clients Only - Please
Note That If You Are-classified As an Intermediary
Client Under the Shareholder Rights Directive-ii,
You Should be Providing the Underlying Shareholder
Information at The-vote Instruction Level. If You
are Unsure on How to Provide This Level Of- Data to
Broadridge Outside of Proxyedge, Please Speak to
Your Dedicated-client Service Representative for
Assistance and Please Note That If You Hold-crest
Depository Interests (cdis) and Participate at This
Meeting, You (or-your Crest Sponsored
Member/custodian) Will be Required to Instruct
A-transfer of the Relevant Cdis to the Escrow
Account Specified in The-associated Corporate Event
in the Crest System. This Transfer Will Need to
Be-completed by the Specified Crest System
Deadline. Once This Transfer Has-settled, the Cdis
Will be Blocked in the Crest System. the Cdis
Will-typically be Released from Escrow As Soon As
Practicable on Record Date +1-day (or on Meeting
Date +1 Day If No Record Date Applies) Unless
Otherwise-specified, and Only After the Agent Has
Confirmed Availabiliy of The-position. in Order for
A Vote to be Accepted, the Voted Position Must
Be-blocked in the Required Escrow Account in the

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Crest System. by Voting on This-meeting, Your Crest
Sponsored Member/custodian May Use Your Vote
Instruction-as the Authorization to Take the
Necessary Action Which Will Include- Transferring
Your Instructed Position to Escrow. Please Contact
Your Crest- Sponsored Member/custodian Directly for
Further Information on the Custody- Process and
Whether Or Not They Require Separate Instructions
	from You	Non-Voting		Non-Voting
15 Jun 2022: Please Note That Important Additional
Meeting Information Is-available by Clicking on the
Material Url Link:-
Https://fr.ftp.opendatasoft.com/datadila/jo/balo/pdf
/202 2/0613/202206132202751-.pdf and Please Note
That This is A Revision Due to Addition of Comment.
If-you Have Already Sent in Your Votes, Please Do
Not Vote Again Unless You- Decide to Amend Your
	Original Instructions. Thank You	Non-Voting		Non-Voting
1	Approval of the Company Financial Statements for
	the 2021/2022 Financial Year	Management	For	Voted - For
2	Approval of the Consolidated Financial Statements
	for the 2021/2022 Financial Year	Management	For	Voted - For
3	Appropriation of Income and Setting of the Dividend	Management	For	Voted - For
4	Option for the Payment of the Exceptional Dividend
	in Shares	Management	For	Voted - For
5	Agreements Covered by Articles L. 225-38 Et Seq. of
the French Commercial Code Authorised in Previous
Financial Years and Which Continued to be Performed
	During the 2021/2022 Financial Year	Management	For	Voted - For
6	Reappointment of Mrs H L Ne Dubrule As A Board
	Member	Management	For	Voted - For
7	Reappointment of Mr Olivier Jolivet As A Board
	Member	Management	For	Voted - For
8	Reappointment of Mrs Marie-am Lie De Leusse As A
	Board Member	Management	For	Voted - For
9	Reappointment of Orpar Sa As A Board Member	Management	For	Voted - For
10	Appointment of Mr Alain Li As A Board Member	Management	For	Voted - For
11	Approval of the Information Regarding the
Compensation of Corporate Officers for the
2021/2022 Financial Year Referred to in Article L.
	22-10-9, I of the French Commercial Code	Management	For	Voted - For
12	Approval of the Components of the Total
Compensation and Benefits of Any Kind Paid During
Or Awarded, in Respect of the Financial Year Ended
31 March 2022, to Mr Marc H Riard Dubreuil,
Chairman of the Board of Directors, in Accordance
with Article L. 22-10-34 of the French Commercial
	Code	Management	For	Voted - For
13	Approval of the Components of the Total
Compensation and Benefits of Any Kind Paid During
Or Awarded, in Respect of the Financial Year Ended
31 March 2022, to Mr Ric Vallat, Chief Executive
Officer, in Accordance with Article L. 22-10-34 of
	the French Commercial Code	Management	For	Voted - For

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
14	Approval of the Principles and Criteria Used to
Determine, Distribute and Allocate the Components
of the Total Compensation and Benefits of Any Kind
That May be Awarded to the Chairman of the Board of
Directors, in Accordance with Article L. 22- 10-8,
	II of the French Commercial Code	Management	For	Voted - For
15	Approval of the Principles and Criteria Used to
Determine, Distribute and Allocate the Components
of the Total Compensation and Benefits of Any Kind
That May be Awarded to the Chief Executive Officer,
in Accordance with Article L. 22-10-8, II of the
	French Commercial Code	Management	For	Voted - Against
16	Approval of the Compensation Policy for Board
	Members for the 2022/2023 Financial Year	Management	For	Voted - For
17	Compensation of Board Members	Management	For	Voted - For
18	Authorisation for the Board of Directors to Trade
	in the Company's Shares	Management	For	Voted - For
19	Authorisation Enabling the Board of Directors to
Reduce the Share Capital Via the Cancellation of
	Treasury Shares Held by the Company	Management	For	Voted - For
20	Delegation of Authority to the Board of Directors
to Issue Ordinary Shares And/or Marketable
Securities Giving Access to the Company's Share
Capital And/or Marketable Securities Giving Rights
to the Allocation of Debt Securities, with
Maintenance of Shareholders' Preferential
	Subscription Rights	Management	For	Voted - For
21	Delegation of Authority to the Board of Directors
to Issue Ordinary Shares And/or Marketable
Securities Giving Access to the Company's Share
Capital And/or Marketable Securities Giving Rights
to the Allocation of Debt Securities, with
Cancellation of Shareholders' Preferential
	Subscription Rights, by Public Offering	Management	For	Voted - For
22	Delegation of Authority to the Board of Directors
to Issue Ordinary Shares And/or Marketable
Securities Giving Access to the Share Capital
And/or Marketable Securities Giving Rights to the
Allocation of Debt Securities, with Cancellation of
Shareholders' Preferential Subscription Rights,
	Through Private Placements	Management	For	Voted - Against
23	Authorisation for the Board of Directors to
Increase the Number of Securities to be Issued in
the Event of Excess Demand, Up to A Limit of 15% of
the Initial Issue, with Maintenance Or Cancellation
	of Shareholders' Preferential Subscription Rights	Management	For	Voted - Against
24	Delegation of Authority to the Board of Directors
to Set the Issue Price of the Securities to be
Issued, with Cancellation of Shareholders'
Preferential Subscription Rights, by Public
Offering Or by Private Placement, Up to the Limit
	of 10% of the Share Capital Per Year	Management	For	Voted - Against
25	Delegation of Authority to the Board of Directors
to Issue Ordinary Shares And/or Marketable
Securities Giving Access to the Share Capital

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
And/or Marketable Securities Giving Rights to the
Allocation of Debt Securities, with Cancellation of
Shareholders' Preferential Subscription Rights, in
	the Event of A Public Exchange Offer	Management	For	Voted - Against
26	Delegation of Authority to the Board of Directors
to Issue Ordinary Shares and Marketable Securities
Giving Access to the Capital in Considerations for
Contributions in Kind Granted to the Company, Up to
	the Limit of 10% of the Share Capital	Management	For	Voted - Against
27	Delegation of Authority to the Board of Directors
to Increase the Share Capital by Incorporation of
	Reserves, Profits Or Premiums	Management	For	Voted - For
28	Delegation of Authority to the Board of Directors
to Carry Out A Capital Increase Reserved for
Employees of the Company Or Companies Related to
It, with Cancellation of Shareholders' Preferential
	Subscription Rights	Management	For	Voted - For
29	Powers to Accomplish Formalities	Management	For	Voted - For
RS GROUP PLC
Security ID: G29848101
Meeting Date: 14-Jul-22	Meeting Type: Annual General Meeting
1	Accept Financial Statements and Statutory Reports	Management	For	Voted - For
2	Approve Remuneration Policy	Management	For	Voted - Against
3	Approve Remuneration Report	Management	For	Voted - For
4	Approve Final Dividend	Management	For	Voted - For
5	Elect Alex Baldock As Director	Management	For	Voted - For
6	Elect Navneet Kapoor As Director	Management	For	Voted - For
7	Re-elect Louisa Burdett As Director	Management	For	Voted - For
8	Re-elect David Egan As Director	Management	For	Voted - For
9	Re-elect Rona Fairhead As Director	Management	For	Voted - For
10	Re-elect Bessie Lee As Director	Management	For	Voted - For
11	Re-elect Simon Pryce As Director	Management	For	Voted - For
12	Re-elect Lindsley Ruth As Director	Management	For	Voted - For
13	Re-elect David Sleath As Director	Management	For	Voted - For
14	Re-elect Joan Wainwright As Director	Management	For	Voted - For
15	Reappoint PricewaterhouseCoopers LLP As Auditors	Management	For	Voted - For
16	Authorise the Audit Committee to Fix Remuneration
	of Auditors	Management	For	Voted - For
17	Authorise UK Political Donations and Expenditure	Management	For	Voted - For
18	Authorise Issue of Equity	Management	For	Voted - For
19	Authorise Issue of Equity Without Pre- Emptive
	Rights	Management	For	Voted - For
20	Authorise Issue of Equity Without Pre- Emptive
Rights in Connection with an Acquisition Or Other
	Capital Investment	Management	For	Voted - For
21	Authorise Market Purchase of Ordinary Shares	Management	For	Voted - For
22	Authorise the Company to Call General Meeting with
	Two Weeks' Notice	Management	For	Voted - For
23	Approve Long-term Incentive Plan	Management	For	Voted - Against

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
RYOHIN KEIKAKU CO.,LTD.
Security ID: J6571N105
Meeting Date: 23-Nov-22	Meeting Type: Annual General Meeting
	Please Reference Meeting Materials.	Non-Voting		Non-Voting
1	Approve Appropriation of Surplus	Management	For	Voted - For
2.1	Appoint A Director Kanai, Masaaki	Management	For	Voted - For
2.2	Appoint A Director Domae, Nobuo	Management	For	Voted - For
2.3	Appoint A Director Shimizu, Satoshi	Management	For	Voted - For
2.4	Appoint A Director Yagyu, Masayoshi	Management	For	Voted - For
2.5	Appoint A Director Yoshikawa, Atsushi	Management	For	Voted - For
2.6	Appoint A Director Ito, Kumi	Management	For	Voted - For
2.7	Appoint A Director Kato, Yuriko	Management	For	Voted - For
2.8	Appoint A Director Yamazaki, Mayuka	Management	For	Voted - For
3	Appoint A Corporate Auditor Yamane, Kosuke	Management	For	Voted - For
SANYO DENKI CO.,LTD.
Security ID: J68768100
Meeting Date: 15-Jun-23	Meeting Type: Annual General Meeting
	Please Reference Meeting Materials.	Non-Voting		Non-Voting
1	Approve Appropriation of Surplus	Management	For	Voted - For
2.1	Appoint A Director Yamamoto, Shigeo	Management	For	Voted - For
2.2	Appoint A Director Kodama, Nobumasa	Management	For	Voted - For
2.3	Appoint A Director Nakayama, Chihiro	Management	For	Voted - For
2.4	Appoint A Director Matsumoto, Yoshimasa	Management	For	Voted - For
2.5	Appoint A Director Suzuki, Toru	Management	For	Voted - For
2.6	Appoint A Director Kurihara, Shin	Management	For	Voted - For
2.7	Appoint A Director Miyake, Yudai	Management	For	Voted - For
3	Appoint A Corporate Auditor Kobayashi, Masafumi	Management	For	Voted - For
SCOUT24 SE
Security ID: D345XT105
Meeting Date: 22-Jun-23	Meeting Type: Annual General Meeting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian.-if No Shareholder
Details are Provided, Your Instruction May be
	Rejected.	Non-Voting		Non-Voting
1	Receive Financial Statements and Statutory Reports
	for Fiscal Year 2022	Non-Voting		Non-Voting
2	Approve Allocation of Income and Dividends of Eur
	1.00 Per Share	Management	For	Voted - For
3	Approve Discharge of Management Board for Fiscal
	Year 2022	Management	For	Voted - For

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
4	Approve Discharge of Supervisory Board for Fiscal
	Year 2022	Management	For	Voted - For
5	Ratify PricewaterhouseCoopers Gmbh As Auditors for
Fiscal Year 2023 and for the Review of Interim
	Financial Statements Until 2024 Agm	Management	For	Voted - For
6	Approve Remuneration Report	Management	For	Voted - Against
7.1	Elect Maya Miteva to the Supervisory Board	Management	For	Voted - For
7.2	Elect Sohaila Ouffata to the Supervisory Board	Management	For	Voted - For
8	Authorize Share Repurchase Program and Reissuance
	Or Cancellation of Repurchased Shares	Management	For	Voted - For
9	Approve Issuance of Warrants/bonds with Warrants
Attached/convertible Bonds Without Preemptive
Rights Up to Aggregate Nominal Amount of Eur 800
Million; Approve Creation of Eur 7.5 Million Pool
	of Capital to Guarantee Conversion Rights	Management	For	Voted - For
10	Approve Virtual-only Shareholder Meetings Until
2025; Amend Articles Re: Participation of
Supervisory Board Members in the Annual General
	Meeting by Means of Audio and Video Transmission	Management	For	Voted - For
11	Amend Articles Re: Registration in the Share
	Register	Management	For	Voted - For
Please Note That Following the Amendment to
Paragraph 21 of the Securities-trade Act on 9th
July 2015 and the Over-ruling of the District Court
In-cologne Judgment from 6th June 2012 the Voting
Process Has Now Changed With-regard to the German
Registered Shares. As A Result, It is Now
The-responsibility of the End-investor (i.e. Final
Beneficiary) and Not The-intermediary to Disclose
Respective Final Beneficiary Voting Rights
Therefore-the Custodian Bank / Agent in the Market
Will be Sending the Voting Directly-to Market and
It is the End Investors Responsibility to Ensure
The- Registration Element is Complete with the
Issuer Directly, Should They Hold-more Than 3 % of
	the Total Share Capital	Non-Voting		Non-Voting
The Vote/registration Deadline As Displayed on
Proxyedge is Subject to Change-and Will be Updated
As Soon As Broadridge Receives Confirmation from
the Sub-custodians Regarding Their Instruction
Deadline. for Any Queries Please-contact Your
	Client Services Representative	Non-Voting		Non-Voting
According to German Law, in Case of Specific
Conflicts of Interest In- Connection with Specific
Items of the Agenda for the General Meeting You
Are- Not Entitled to Exercise Your Voting Rights.
Further, Your Voting Right Might-be Excluded When
Your Share in Voting Rights Has Reached Certain
Thresholds-and You Have Not Complied with Any of
Your Mandatory Voting Rights-notifications Pursuant
to the German Securities Trading Act (wphg).
For-questions in This Regard Please Contact Your
Client Service Representative-for Clarification. If
You Do Not Have Any Indication Regarding Such

Cambiar International Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
Conflict-of Interest, Or Another Exclusion from
Voting, Please Submit Your Vote As- Usual	Non-Voting		Non-Voting
Further Information on Counter Proposals Can be
Found Directly on The-issuer's Website (please
Refer to the Material Url Section of
The-application). If You Wish to Act on These
Items, You Will Need to Request A-meeting Attend
and Vote Your Shares Directly at the Company's
Meeting.- Counter Proposals Cannot be Reflected in
the Ballot on Proxyedge	Non-Voting		Non-Voting
From 10th February, Broadridge Will Code All
Agendas for German Meetings In-english Only. If You
Wish to See the Agenda in German, This Will be
Made-available As A Link Under the Material Url
Dropdown at the Top of the Ballot.-the German
Agendas for Any Existing Or Past Meetings Will
Remain in Place.-for Further Information, Please
Contact Your Client Service Representative	Non-Voting		Non-Voting
Intermediary Clients Only - Please Note That If You
are Classified As An- Intermediary Client Under the
Shareholder Rights Directive II, You Should
Be-providing the Underlying Shareholder Information
at the Vote Instruction-level. If You are Unsure on
How to Provide This Level of Data to
Broadridge-outside of Proxyedge, Please Speak to
Your Dedicated Client Service-representative for
Assistance	Non-Voting		Non-Voting
STABILUS SE
Security ID: D76913108
Meeting Date: 15-Feb-23	Meeting Type: Annual General Meeting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian.-if No Shareholder
Details are Provided, Your Instruction May be
Rejected.	Non-Voting		Non-Voting
From 10th February, Broadridge Will Code All
Agendas for German Meetings In-english Only. If You
Wish to See the Agenda in German, This Will be
Made-available As A Link Under the Material Url
Dropdown at the Top of the Ballot.-the German
Agendas for Any Existing Or Past Meetings Will
Remain in Place.-for Further Information, Please
Contact Your Client Service Representative	Non-Voting		Non-Voting
According to German Law, in Case of Specific
Conflicts of Interest In- Connection with Specific
Items of the Agenda for the General Meeting You
Are- Not Entitled to Exercise Your Voting Rights.
Further, Your Voting Right Might-be Excluded When
Your Share in Voting Rights Has Reached Certain
Thresholds-and You Have Not Complied with Any of
Your Mandatory Voting Rights-notifications Pursuant
to the German Securities Trading Act (wphg).
For-questions in This Regard Please Contact Your

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Client Service Representative-for Clarification. If
You Do Not Have Any Indication Regarding Such
Conflict-of Interest, Or Another Exclusion from
	Voting, Please Submit Your Vote As- Usual	Non-Voting		Non-Voting
Information on Counter Proposals Can be Found
Directly on the Issuer's-website (please Refer to
the Material Url Section of the Application). If
You-wish to Act on These Items, You Will Need to
Request A Meeting Attend And-vote Your Shares
Directly at the Company's Meeting. Counter
Proposals Cannot-be Reflected on the Ballot on
	Proxyedge	Non-Voting		Non-Voting
Intermediary Clients Only - Please Note That If You
are Classified As An- Intermediary Client Under the
Shareholder Rights Directive II, You Should
Be-providing the Underlying Shareholder Information
at the Vote Instruction-level. If You are Unsure on
How to Provide This Level of Data to
Broadridge-outside of Proxyedge, Please Speak to
Your Dedicated Client Service-representative for
	Assistance	Non-Voting		Non-Voting
2	Resolution on the Appropriation of the Net Retained
	Profit	Management	For	Voted - For
3	Resolution on the Formal Approval of the Actions of
	the Management Board	Management	For	Voted - For
4	Resolution on the Formal Approval of the Actions of
	the Supervisory Board	Management	For	Voted - For
5	Election of the Auditor of the Annual and
Consolidated Financial Statements for the Fiscal
Year from 1 October 2022 Until 30 September 2023,
and Election of the Auditor for Any Review of the
	Half-year Financial Report As of 31 March 2023	Management	For	Voted - For
6	Resolution on the Approval of the Remuneration
	System for Members of the Management Board	Management	For	Voted - For
7	Resolution on the Approval of the Remuneration
Report for the Fiscal Year from 1 October 2021
	Until 30 September 2022	Management	For	Voted - For
8.1	Resolution on the Re-election of Dr. Stephan Kessel
	New Member of the Supervisory Board	Management	For	Voted - For
8.2	Resolution on the Re-election of Dr. Ralf- Michael
	Fuchs New Member of the Supervisory Board	Management	For	Voted - For
8.3	Resolution on the Re-election of Dr. Joachim Rauhut
	New Member of the Supervisory Board	Management	For	Voted - For
8.4	Resolution on the Re-election of Dr. Dirk Linzmeier
	New Member of the Supervisory Board	Management	For	Voted - For
9	Resolution on the Amendment of the Articles of
Association to Enable Virtual General Meetings in
	the Future	Management	For	Voted - For
10	Resolution on the Cancellation of the Existing
Authorization to Acquire and Use Own Shares and on
the Granting of A New Authorization to Acquire and
Use Own Shares Pursuant to Section 71 (1) No. 8
	Aktg and on the Exclusion of Subscription Rights	Management	For	Voted - For
11	Resolution on the Creation of A New Authorized
Capital 2023 Against Cash Contribution with

Cambiar International Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
Authorization to Exclude Subscription Rights for
Fractional Amounts and Corresponding Amendment to
the Articles of Association	Management	For	Voted - For
06 Feb 2023: Please Note That This is A Revision
Due to Change of the Record-date from 25 Jan 2023
to 24 Jan 2023 and Modification in Text of
Resolution-8.1. If You Have Already Sent in Your
Votes, Please Do Not Vote Again Unless-you Decide
to Amend Your Original Instructions. Thank You	Non-Voting		Non-Voting
STABILUS SE
Security ID: L8750H104
Meeting Date: 11-Aug-22	Meeting Type: Extraordinary General Meeting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
Rejected.	Non-Voting		Non-Voting
1 Amendment to Article 11.2 of the Articles of
Association of the Company. the Management Board
Proposes That the General Meeting of Shareholders
of the Company Approve the Amendment of Article
11.2 of the Articles of Association of the Company,
Which Shall Henceforth Read As Follows: "11.2
Quorum, Majority Requirements and Reconvened
General Meeting for Lack of Quorum Except As
Otherwise Required by Law Or by These Articles,
Resolutions at A General Meeting Will be Passed by
the Majority of the Votes Expressed by the
Shareholders Present Or Represented, No Quorum of
Presence Being Required. However, Resolutions to
Amend the Articles and to Change the Nationality of
the Company May Only be Passed in A General Meeting
Where at Least One Half (1/2) of the Share Capital
is Represented (the Presence Quorum) and the Agenda
Indicates the Proposed Amendments to the Articles
And, As the Case May Be, the Text of Those Which
Pertain to the Purpose Or the Form of the Company.
If the Presence Quorum is Not Reached, A Second
General Meeting May be Convened in Accordance with
Applicable Law. Such Convening Notice Shall
Reproduce the Agenda and Indicate the Date and the
Results of the Previous General Meeting. the Second
General Meeting Shall Deliberate Validly Regardless
of the Proportion of the Capital Represented. at
Both Meetings, Resolutions, in Order to be Passed,
Must be Carried by at Least Two-thirds (2/3) of the
Votes Expressed at the Relevant General	Management	For	Voted - For
Meeting. in Calculating the Majority with Respect
to Any Resolution of A General Meeting, Votes
Relating to Shares in Which the Shareholder
Abstains from Voting, Casts A Blank (blanc) Or
Spoilt (nul) Vote Or Does Not Participate are Not
Taken Into Account. the Commitments of the

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Shareholders May be Increased Only with the
	Unanimous Vote of the Shareholders and Bondholders."			Non-Voting
2	Presentation and Acknowledgement of the Report of
the Management Board Setting Out the Reasons for
the Creation of A New Authorised Capital in the
Amount of Two Million Four Hundred Seventy Thousand
Euro (eur 2,470,000.00) (including the Exclusion of
Subscription Rights) in Accordance with Article
420-22 of the Luxembourg Law of 10 August 1915 on
Commercial Companies, As Amended from Time to Time.
the Management Board Proposes That the General
Meeting of Shareholders of the Company Acknowledge
the Report of the Management Board Relating to the
Creation of A New Authorised Capital, Including the
	Exclusion of Subscription Rights	Management	For	Voted - For
3	Approval of the Cancellation of the Existing
Authorised Capital, on the Creation of A New
Authorised Capital in the Amount of Two Million
Four Hundred Seventy Thousand Euro (eur
2,470,000.00) and on the Authorisation to Exclude
the Shareholders' Subscription Rights. the
Management Board Proposes to Pass the Following
Resolution: (1) the Existing Authorised Capital
Shall be Cancelled. (2) the Management Board Shall
be Authorised, with the Consent of the Supervisory
Board, to Increase the Share Capital of the Company
in the Period Up to 10 August 2027 at One Occasion
Or in Partial Amounts by A Total of Up to Two
Million Four Hundred Seventy Thousand Euro (eur
2,470,000.00) by Issuing New Shares Against Cash
Contributions And/or Contributions in Kind
(authorised Capital 2022). the New Shares Shall in
Principle be Offered to the Shareholders of the
Company for Subscription; They May Also be Taken
Over by One Or More Credit Institutions Or Other
Companies Within the Meaning of Article 5 of the
Regulation (ec) No 2157/2001 in Conjunction with
Article 420-26 (7) of the Luxembourg Law of 10
	August 1915 on Commercial Companies, As Amended From	Management	For	Voted - For
Time to Time, and Section 186 (5) Sentence1 of the
German Stock Corporation Act with the Duty to Offer
Them to the Shareholders for Subscription (indirect
Subscription Right). the Management Board of the
Company Shall be Authorised, with the Consent of
the Supervisory Board, to Exclude Shareholders'
Subscription Rights for One Or Several Capital
Increases Under the Authorised Capital 2022: - to
Exclude Fractional Amounts from the Subscription
Right; - to Issue Shares Against Cash Contributions
If the Issue Price of the New Shares is Not
Significantly Lower Than the Stock Market Price of
the Shares of the Same Class and with Equal Rights
Already Listed Within the Meaning of Sections 203
(1) and (2), 186 (3) Sentence 4 of the German Stock
Corporation Act and the Proportion of the Share
Capital Attributable to the New Shares Issued
Subject to the Exclusion of Subscription Rights in

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Accordance with Section 186 (3) Sentence 4 of the
German Stock Corporation Act is in Total No More
Than Ten Percent (10%) of the Share Capital,
Neither at the Time This Authorisation Becomes
Effective Nor - in the Event That This Amount is
Lower - at the Time at Which This Authorisation is
Exercised. This Cap of Ten Percent (10%) of the
Share Capital is to Include (i) Any Shares of the
Company Issued Or Disposed During the Term of This
Authorisation Under Exclusion of Subscription
Rights in Direct Or Analogous Application of
Section 186 (3) Sentence 4 of the German Stock
Corporation Act and (ii) Any Shares of the Company
to be Issued to Service Conversion Or Option Rights
Or Conversion Obligations Under Bonds (including
Participation Rights), Provided That These Bonds
(including Participation Rights) are Issued During
the Term of This Authorisation Under Exclusion of
Subscription Rights in Analogous Application of
Section 186 (3) Sentence 4 of the German Stock
Corporation Act; - to Issue Shares Against
Contributions in Kind, in Particular for the
Purpose of Granting Shares in the Context of
Mergers Or for the Purpose of Acquiring Companies,
Parts Thereof, Participations in Companies Or Other
Assets Or Claims to the Acquisition of Assets,
Including Claims Against the Company Or Its Group
Companies. the Sum of Shares Issued Against
Contribution in Cash And/or in Kind in Accordance
	with This			Non-Voting
Authorisation Under Exclusion of Subscription
Rights May Not Exceed A Total of Ten Percent (10%)
of the Company's Share Capital at the Time This
Authorisation Becomes Effective Or - in the Event
That This Amount is Lower - at the Time It is
Exercised. the Aforementioned Cap of Ten Percent
(10%) is to Include (i) Any Shares of the Company
Issued During the Term of This Authorisation from
Other Authorisations Under Exclusion of
Subscription Rights and (ii) Any Shares of the
Company to be Issued to Service Conversion Or
Option Rights Or Conversion Obligations Under Bonds
(including Participation Rights), Provided That
These Bonds (including Participation Rights) are
Issued During the Term of This Authorisation Under
Exclusion of Subscription Rights. the Management
Board Shall be Authorised, with the Consent of the
Supervisory Board, to Determine the Further Content
of the Share Rights and the Conditions of the Share
	Issue			Non-Voting
4	Approval of the Amendment of Article 5.5 of the
Articles of Association in Order to Reflect the
Changes Resulting from the Cancellation of the
Existing Authorised Capital and the Creation of the
New Authorised Capital Including the Authorisation
to Exclude the Shareholders' Subscription Rights.
the Management Board Proposes That Article 5.5 of

Cambiar International Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
the Company's Articles of Association Shall be
Amended and Revised As Follows: "the Management
Board Shall be Authorised, with the Consent of the
Supervisory Board, to Increase the Share Capital of
the Company in the Period Up to 10 August 2027 on
One Occasion Or in Partial Amounts by A Total of Up
to Eur 2,470,000.00 (in Words: Euro Two Million
Four Hundred Seventy Thousand) by Issuing New
Shares Against Cash Contributions And/or
Contributions in Kind (authorised Capital 2022).
the New Shares Shall in Principle be Offered to the
Shareholders of the Company for Subscription; They
May Also be Taken Over by One Or More Credit
Institutions Or Other Companies Within the Meaning
of Article 5 of the Regulation (ec) No 2157/2001 in
Conjunction with Section 186 Paragraph 5 Sentence 1
of the German Stock Corporation Act (aktg) with the
Duty to Offer Them to the Shareholders for
Subscription (indirect Subscription Right). the
Management Board of the Company Shall be
Authorised, with the Consent Of	Management	For	Voted - For
The Supervisory Board, to Exclude Shareholders'
Subscription Rights for One Or Several Capital
Increases Under the Authorised Capital 2022:- to
Exclude Fractional Amounts from the Subscription
Rights;- to Issue Shares Against Cash Contributions
If the Issue Price of the New Shares is Not
Significantly Lower Than the Stock Market Price of
the Shares of the Same Class and with Equal Rights
Already Listed Within the Meaning of Sections 203
Paragraphs 1 and 2, 186 Paragraph 3 Sentence 4 Aktg
and the Proportion of the Share Capital
Attributable to the New Shares Issued Subject to
the Exclusion of Subscription Rights in Accordance
with Section 186 Paragraph 3 Sentence 4 Aktg is in
Total No More Than Ten Percent (10%) of the Share
Capital, Neither at the Time This Authorisation
Becomes Effective Nor - in the Event That This
Amount is Lower - at the Time at Which This
Authorisation is Exercised. This Cap of Ten Percent
(10%) of the Share Capital is to Include (i) Any
Shares of the Company Issued Or Disposed During the
Term of This Authorisation Under Exclusion of
Subscription Rights in Direct Or Analogous
Application of Section 186 Paragraph 3 Sentence 4
Aktg and (ii) Any Shares of the Company to be
Issued to Service Conversion Or Option Rights Or
Conversion Obligations Under Bonds (including
Participation Rights), Provided That These Bonds
(including Participation Rights) are Issued During
the Term of This Authorisation Under Exclusion of
Subscription Rights in Analogous Application of
Section 186 Paragraph 3 Sentence 4 Aktg;- to Issue
Shares Against Contributions in Kind, in Particular
for the Purpose of Granting Shares in the Context
of Mergers Or for the Purpose of Acquiring
Companies, Parts Thereof, Participations in

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Companies Or Other Assets Or Claims to the
Acquisition of Assets, Including Claims Against the
Company Or Its Group Companies. the Sum of Shares
Issued Against Contribution in Cash And/or in Kind
in Accordance with This Authorisation Under
Exclusion of Subscription Rights May Not Exceed A
Total of Ten Percent (10%) of the Company's Share
Capital at the Time This Authorisation Becomes
Effective Or - in the Event That This Amount is
Lower - at the Time It is Exercised. the
Aforementioned Cap of Ten Percent (10%) is to
	Include (i) Any Shares Of			Non-Voting
The Company Issued During the Term of This
Authorisation from Other Authorisations Under
Exclusion of Subscription Rights and (ii) Any
Shares of the Company to be Issued to Service
Conversion Or Option Rights Or Conversion
Obligations Under Bonds (including Participation
Rights), Provided That These Bonds (including
Participation Rights) are Issued During the Term of
This Authorisation Under Exclusion of Subscription
Rights. the Management Board is Authorised, with
the Consent of the Supervisory Board, to Determine
the Further Content of the Share Rights and the
	Conditions of the Share Issue."			Non-Voting
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian- Bank. If No Shareholder
Details are Provided, Your Instructions May Be-
	Rejected.	Non-Voting		Non-Voting
Please Note That This is an Amendment to Meeting Id
771621 Due to , Received-addition of Resolution 3.
All Votes Received on the Previous Meeting Will
Be-disregarded If Vote Deadline Extensions are
Granted. Therefore Please-reinstruct on This
Meeting Notice on the New Job. If However Vote
Deadline-extensions are Not Granted in the Market,
This Meeting Will be Closed And-your Vote
Intentions on the Original Meeting Will be
Applicable. Please-ensure Voting is Submitted Prior
to Cutoff on the Original Meeting, and As-soon As
	Possible on This New Amended Meeting. Thank You.	Non-Voting		Non-Voting
1	Change Jurisdiction of Incorporation from
	Luxembourg to Germany	Management	For	Voted - For
2	Adopt New Articles of Association	Management	For	Voted - For
3	Approve Confirmation of the Mandates of the Current
	Members of the Supervisory Board of the Company	Management	For	Voted - For
TAIYO YUDEN CO.,LTD.
Security ID: J80206113
Meeting Date: 29-Jun-23	Meeting Type: Annual General Meeting
	Please Reference Meeting Materials.	Non-Voting		Non-Voting
1	Approve Appropriation of Surplus	Management	For	Voted - For
2.1	Appoint A Director Tosaka, Shoichi	Management	For	Voted - For

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
2.2	Appoint A Director Masuyama, Shinji	Management	For	Voted - For
2.3	Appoint A Director Sase, Katsuya	Management	For	Voted - For
2.4	Appoint A Director Fukuda, Tomomitsu	Management	For	Voted - For
2.5	Appoint A Director Hiraiwa, Masashi	Management	For	Voted - For
2.6	Appoint A Director Koike, Seiichi	Management	For	Voted - For
2.7	Appoint A Director Hamada, Emiko	Management	For	Voted - For
3.1	Appoint A Corporate Auditor Honda, Toshimitsu	Management	For	Voted - Against
3.2	Appoint A Corporate Auditor Fujita, Tomomi	Management	For	Voted - For
TATE & LYLE PLC
Security ID: G86838151
Meeting Date: 28-Jul-22	Meeting Type: Annual General Meeting
1	To Receive and Consider the Annual Report	Management	For	Voted - For
2	To Approve the Directors Remuneration Report	Management	For	Voted - For
3	To Declare A Final Dividend of 12.8pence Per
	Ordinary Share of the Company	Management	For	Voted - For
4	To Re-elect Dr Gerry Murphy As A Director	Management	For	Voted - For
5	To Re-elect Nick Hampton As A Director	Management	For	Voted - For
6	To Elect Dawn Allen As A Director	Management	For	Voted - For
7	To Re-elect John Cheung As A Director	Management	For	Voted - For
8	To Re-elect Patricia Corsi As A Director	Management	For	Voted - For
9	To Elect Dr Isabelle Esser As A Director	Management	For	Voted - For
10	To Re-elect Paul Forman As A Director	Management	For	Voted - For
11	To Re-elect Lars Frederiksen As A Director	Management	For	Voted - For
12	To Re-elect Kimberly Nelson As A Director	Management	For	Voted - For
13	To Re-elect Sybella Stanley As A Director	Management	For	Voted - For
14	To Re-elect Warren Tucker As A Director	Management	For	Voted - For
15	To Re-appoint Ernst and Young LLP As Auditors	Management	For	Voted - For
16	To Authorise the Audit Committee for and on Behalf
of the Board to Determine the Amount of the
	Auditors Remuneration	Management	For	Voted - For
17	To Renew the Authority to Make Political Donations	Management	For	Voted - For
18	To Renew the Authority to Allot Ordinary Shares	Management	For	Voted - For
19	To Renew the Authority for Disapplication of
	Statutory Pre-emption Rights	Management	For	Voted - For
20	To Renew the Additional Authority for
Disapplication of Statutory Pre-emption Rights for
	an Acquisition Or Specified Capital Investment	Management	For	Voted - For
21	To Renew the Authority for the Purchase of the
	Companys Own Shares	Management	For	Voted - For
22	To Approve A Reduction of Share Capital -
	Preference Shares	Management	For	Voted - For
23	To Approve the Adoption of New Articles of
	Association	Management	For	Voted - For
24	To Renew the Authority in Respect of Shorter
	Notices for General Meetings	Management	For	Voted - For

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
TEAMVIEWER SE
Security ID: D8T895100
Meeting Date: 24-May-23	Meeting Type: Annual General Meeting
According to German Law, in Case of Specific
Conflicts of Interest In- Connection with Specific
Items of the Agenda for the General Meeting You
Are- Not Entitled to Exercise Your Voting Rights.
Further, Your Voting Right Might-be Excluded When
Your Share in Voting Rights Has Reached Certain
Thresholds-and You Have Not Complied with Any of
Your Mandatory Voting Rights-notifications Pursuant
to the German Securities Trading Act (wphg).
For-questions in This Regard Please Contact Your
Client Service Representative-for Clarification. If
You Do Not Have Any Indication Regarding Such
Conflict-of Interest, Or Another Exclusion from
	Voting, Please Submit Your Vote As- Usual.	Non-Voting		Non-Voting
Information on Counter Proposals Can be Found
Directly on the Issuer's-website (please Refer to
the Material Url Section of the Application). If
You-wish to Act on These Items, You Will Need to
Request A Meeting Attend And-vote Your Shares
Directly at the Company's Meeting. Counter
Proposals Cannot-be Reflected on the Ballot on
	Proxyedge.	Non-Voting		Non-Voting
From 10th February, Broadridge Will Code All
Agendas for German Meetings In-english Only. If You
Wish to See the Agenda in German, This Will be
Made-available As A Link Under the 'material Url'
Dropdown at the Top of The-ballot. the German
Agendas for Any Existing Or Past Meetings Will
Remain In-place. for Further Information, Please
	Contact Your Client Service- Representative.	Non-Voting		Non-Voting
1	Receive Financial Statements and Statutory Reports
	for Fiscal Year 2022	Non-Voting		Non-Voting
2	Approve Discharge of Management Board for Fiscal
	Year 2022	Management	For	Voted - For
3	Approve Discharge of Supervisory Board for Fiscal
	Year 2022	Management	For	Voted - For
4	Ratify PricewaterhouseCoopers Gmbh As Auditors for
Fiscal Year 2023, for the Review of Interim
Financial Statements for the First Half of Fiscal
Year 2023 and for the Review of Interim Financial
	Statements Until 2024 Agm	Management	For	Voted - For
5	Approve Remuneration Report	Management	For	Voted - For
6	Approve Increase in Size of Board to Eight Members	Management	For	Voted - For
7.1	Elect Abraham Peled to the Supervisory Board	Management	For	Voted - For
7.2	Elect Axel Salzmann to the Supervisory Board	Management	For	Voted - For
7.3	Elect Joerg Rockenhaeuser to the Supervisory Board	Management	For	Voted - For
7.4	Elect Stefan Dziarski to the Supervisory Board	Management	For	Voted - For
7.5	Elect Ralf Dieter to the Supervisory Board	Management	For	Voted - For

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
7.6	Elect Swantje Conrad to the Supervisory Board, If
	Item 6 is Accepted	Management	For	Voted - For
7.7	Elect Christina Stercken to the Supervisory Board,
	If Item 6 is Accepted	Management	For	Voted - For
8	Approve Virtual-only Shareholder Meetings Until 2025	Management	For	Voted - For
9	Amend Articles Re: Participation of Supervisory
Board Members in the Virtual Annual General Meeting
	by Means of Audio and Video Transmission	Management	For	Voted - For
10	Approve Remuneration Policy	Management	For	Voted - For
11	Authorize Share Repurchase Program and Reissuance
	Or Cancellation of Repurchased Shares	Management	For	Voted - For
12	Authorize Use of Financial Derivatives When
	Repurchasing Shares	Management	For	Voted - For
Voting Must be Lodged with Shareholder Details As
Provided by Your Custodian.-if No Shareholder
Details are Provided, Your Instruction May be
	Rejected.	Non-Voting		Non-Voting
VIRGIN MONEY UK PLC
Security ID: G9413V106
Meeting Date: 21-Feb-23	Meeting Type: Annual General Meeting
1	Accept Financial Statements and Statutory Reports	Management	For	Voted - For
2	Approve Remuneration Policy	Management	For	Voted - For
3	Approve Remuneration Report	Management	For	Voted - For
4	Approve Final Dividend	Management	For	Voted - For
5	Re-elect Clifford Abrahams As Director	Management	For	Voted - For
6	Re-elect David Bennett As Director	Management	For	Voted - For
7	Re-elect David Duffy As Director	Management	For	Voted - For
8	Re-elect Geeta Gopalan As Director	Management	For	Voted - For
9	Re-elect Elena Novokreshchenova As Director	Management	For	Voted - For
10	Re-elect Darren Pope As Director	Management	For	Voted - For
11	Re-elect Tim Wade As Director	Management	For	Voted - For
12	Elect Sara Weller As Director	Management	For	Voted - For
13	Reappoint Ernst & Young LLP As Auditors	Management	For	Voted - For
14	Authorise the Audit Committee to Fix Remuneration
	of Auditors	Management	For	Voted - For
15	Authorise Issue of Equity	Management	For	Voted - For
16	Authorise Issue of Equity Without Pre- Emptive
	Rights	Management	For	Voted - For
17	Authorise Issue of Equity Without Pre- Emptive
Rights in Connection with an Acquisition Or Other
	Capital Investment	Management	For	Voted - For
18	Authorise Issue of Equity in Connection with At1
	Securities	Management	For	Voted - For
19	Authorise Issue of Equity Without Pre- Emptive
	Rights in Connection with At1 Securities	Management	For	Voted - For
20	Authorise Market Purchase of Ordinary Shares	Management	For	Voted - For
21	Authorise the Company to Enter Into A Contingent
Purchase Contract with Citigroup Global Markets
	Australia Pty Limited	Management	For	Voted - For

Cambiar International Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
22	Authorise the Company to Enter Into A Contingent
	Purchase Contract with Goldman Sachs International	Management	For	Voted - For
23	Authorise UK Political Donations and Expenditure	Management	For	Voted - For
WNS (HOLDINGS) LIMITED
Security ID: 92932M101	Ticker: WNS
Meeting Date: 22-Sep-22	Meeting Type: Annual
1.	Adoption of the Audited Annual Accounts of the
Company for the Financial Year Ended March 31,
	2022, Together with the Auditors' Report.	Management	For	Voted - For
2.	Re-appointment of Grant Thornton Bharat LLP As the
	Auditors of the Company.	Management	For	Voted - For
3.	Approval of Auditors' Remuneration for the
	Financial Year Ending March 31, 2023.	Management	For	Voted - For
4.	Re-election of the Class I Director, Mr. Timothy L
	Main.	Management	For	Voted - For
5.	Re-election of the Class I Director, Ms. Thi Nhuoc
	Lan Tu.	Management	For	Voted - For
6.	Re-election of the Class I Director, Mr. Mario P
	Vitale.	Management	For	Voted - For
7.	Re-election of the Class I Director Mr. Gareth
Williams to Serve Until the End of His Term on
	December 31, 2022.	Management	For	Voted - For
8.	Approval of Directors' Remuneration for the Period
from the Annual General Meeting Until the Next
Annual General Meeting of the Company to be Held in
	Respect of the Financial Year Ending March 31, 2023.	Management	For	Voted - For
9.	Increase in the Ordinary Shares/american Depositary
Shares ("adss") to be Available Or Reserved for
Grant Under the Company's 2016 Incentive Award Plan
As May be Amended and Restated Pursuant to and in
Accordance with the Terms Thereof, the 2016
Incentive Award Plan Or ("the Plan") by 2.2 Million
Ordinary Shares/adss, (representing 4.57 % of the
Total Outstanding Share Capital As on June 30, 2022
Excluding Treasury Shares) and Adoption of the
Company's Fourth Amended and (due to Space
	Limits, See Proxy Material for Full Proposal).	Management	For	Voted - For

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
ALPHABET INC.
Security ID: 02079K305
Meeting Date: 02-Jun-23	Meeting Type: Annual
1a.	Election of Director: Larry Page	Management	For	Voted - For
1b.	Election of Director: Sergey Brin	Management	For	Voted - For
1c.	Election of Director: Sundar Pichai	Management	For	Voted - For
1d.	Election of Director: John L. Hennessy	Management	For	Voted - For
1e.	Election of Director: Frances H. Arnold	Management	For	Voted - For
1f.	Election of Director: R. Martin "Marty" Chávez	Management	For	Voted - For
1g.	Election of Director: L. John Doerr	Management	For	Voted - For
1h.	Election of Director: Roger W. Ferguson Jr.	Management	For	Voted - For
1i.	Election of Director: Ann Mather	Management	For	Voted - For
1j.	Election of Director: K. Ram Shriram	Management	For	Voted - For
1k.	Election of Director: Robin L. Washington	Management	For	Voted - For
2.	Ratification of the appointment of Ernst & Young
LLP as Alphabet's independent registered public
accounting firm for the fiscal year ending December
	31, 2023	Management	For	Voted - For
3.	Approval of amendment and restatement of Alphabet's
Amended and Restated 2021 Stock Plan to increase
the share reserve by 170,000,000 (post stock split)
	shares of Class C capital stock	Management	For	Voted - For
4.	Advisory vote to approve compensation awarded to
	named executive officers	Management	For	Voted - For
5.	Advisory vote on the frequency of advisory votes to
approve compensation awarded to named executive
	officers	Management	3 Years	Voted - 3 Years
6.	Stockholder proposal regarding a lobbying report	Shareholder	Against	Voted - Against
7.	Stockholder proposal regarding a congruency report	Shareholder	Against	Voted - Against
8.	Stockholder proposal regarding a climate lobbying
	report	Shareholder	Against	Voted - Against
9.	Stockholder proposal regarding a report on
	reproductive rights and data privacy	Shareholder	Against	Voted - Against
10.	Stockholder proposal regarding a human rights
	assessment of data center siting	Shareholder	Against	Voted - Against
11.	Stockholder proposal regarding a human rights
	assessment of targeted ad policies and practices	Shareholder	Against	Voted - Against
12.	Stockholder proposal regarding algorithm disclosures	Shareholder	Against	Voted - Against
13.	Stockholder proposal regarding a report on
	alignment of YouTube policies with legislation	Shareholder	Against	Voted - Against
14.	Stockholder proposal regarding a content governance
	report	Shareholder	Against	Voted - Against
15.	Stockholder proposal regarding a performance review
	of the Audit and Compliance Committee	Shareholder	Against	Voted - Against
16.	Stockholder proposal regarding bylaws amendment	Shareholder	Against	Voted - Against
17.	Stockholder proposal regarding "executives to
	retain significant stock"	Shareholder	Against	Voted - Against
18.	Stockholder proposal regarding equal shareholder
	voting	Shareholder	Against	Voted - Against

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
AMAZON.COM, INC.
Security ID: 023135106
Meeting Date: 24-May-23	Meeting Type: Annual
1a.	Election of Director: Jeffrey P. Bezos	Management	For	Voted - For
1b.	Election of Director: Andrew R. Jassy	Management	For	Voted - For
1c.	Election of Director: Keith B. Alexander	Management	For	Voted - For
1d.	Election of Director: Edith W. Cooper	Management	For	Voted - For
1e.	Election of Director: Jamie S. Gorelick	Management	For	Voted - For
1f.	Election of Director: Daniel P. Huttenlocher	Management	For	Voted - For
1g.	Election of Director: Judith A. McGrath	Management	For	Voted - For
1h.	Election of Director: Indra K. Nooyi	Management	For	Voted - For
1i.	Election of Director: Jonathan J. Rubinstein	Management	For	Voted - For
1j.	Election of Director: Patricia Q. Stonesifer	Management	For	Voted - For
1k.	Election of Director: Wendell P. Weeks	Management	For	Voted - For
2.	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG
	LLP AS INDEPENDENT AUDITORS	Management	For	Voted - For
3.	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION		Management	For	Voted - For
4.	ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY
	VOTES ON EXECUTIVE COMPENSATION	Management	1 Year	Voted - 1 Year
5.	REAPPROVAL OF OUR 1997 STOCK INCENTIVE PLAN, AS
	AMENDED AND RESTATED, FOR PURPOSES OF FRENCH TAX LAW		Management	For	Voted - For
6.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON
	RETIREMENT PLAN OPTIONS	Shareholder	Against	Voted - Against
7.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON
	CUSTOMER DUE DILIGENCE	Shareholder	Against	Voted - Against
8.	SHAREHOLDER PROPOSAL REQUESTING REPORTING ON
	CONTENT AND PRODUCT REMOVAL/RESTRICTIONS	Shareholder	Against	Voted - Against
9.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON CONTENT
	REMOVAL REQUESTS	Shareholder	Against	Voted - Against
10.	SHAREHOLDER PROPOSAL REQUESTING ADDITIONAL
	REPORTING ON STAKEHOLDER IMPACTS	Shareholder	Against	Voted - Against
11.	SHAREHOLDER PROPOSAL REQUESTING ALTERNATIVE TAX
	REPORTING	Shareholder	Against	Voted - Against
12.	SHAREHOLDER PROPOSAL REQUESTING ADDITIONAL
	REPORTING ON CLIMATE LOBBYING	Shareholder	Against	Voted - Against
13.	SHAREHOLDER PROPOSAL REQUESTING ADDITIONAL
	REPORTING ON GENDER/RACIAL PAY	Shareholder	Against	Voted - Against
14.	SHAREHOLDER PROPOSAL REQUESTING AN ANALYSIS OF
COSTS ASSOCIATED WITH DIVERSITY, EQUITY, AND
	INCLUSION PROGRAMS	Shareholder	Against	Voted - Against
15.	SHAREHOLDER PROPOSAL REQUESTING AN AMENDMENT TO OUR
BYLAWS TO REQUIRE SHAREHOLDER APPROVAL FOR CERTAIN
	FUTURE AMENDMENTS	Shareholder	Against	Voted - Against
16.	SHAREHOLDER PROPOSAL REQUESTING ADDITIONAL
	REPORTING ON FREEDOM OF ASSOCIATION	Shareholder	Against	Voted - Against
17.	SHAREHOLDER PROPOSAL REQUESTING A NEW POLICY
	REGARDING OUR EXECUTIVE COMPENSATION PROCESS		Shareholder	Against Voted - Against
18.	SHAREHOLDER PROPOSAL REQUESTING ADDITIONAL
	REPORTING ON ANIMAL WELFARE STANDARDS	Shareholder	Against	Voted - Against

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
19.	SHAREHOLDER PROPOSAL REQUESTING AN ADDITIONAL BOARD
	COMMITTEE	Shareholder	Against	Voted - Against
20.	SHAREHOLDER PROPOSAL REQUESTING AN ALTERNATIVE
	DIRECTOR CANDIDATE POLICY	Shareholder	Against	Voted - Against
21.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON
	WAREHOUSE WORKING CONDITIONS	Shareholder	Against	Voted - Against
22.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON
	PACKAGING MATERIALS	Shareholder	Against	Voted - Against
23.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON
	CUSTOMER USE OF CERTAIN TECHNOLOGIES	Shareholder	Against	Voted - Against
AMERICAN EXPRESS COMPANY
Security ID: 025816109
Meeting Date: 02-May-23	Meeting Type: Annual
1a.	Election of Director for a term of one year: Thomas
	J. Baltimore	Management	For	Voted - For
1b.	Election of Director for a term of one year: John
	J. Brennan	Management	For	Voted - For
1c.	Election of Director for a term of one year: Peter
	Chernin	Management	For	Voted - For
1d.	Election of Director for a term of one year: Walter
	J. Clayton III	Management	For	Voted - For
1e.	Election of Director for a term of one year: Ralph
	de la Vega	Management	For	Voted - For
1f.	Election of Director for a term of one year:
	Theodore J. Leonsis	Management	For	Voted - For
1g.	Election of Director for a term of one year:
	Deborah P. Majoras	Management	For	Voted - For
1h.	Election of Director for a term of one year: Karen
	L. Parkhill	Management	For	Voted - For
1i.	Election of Director for a term of one year:
	Charles E. Phillips	Management	For	Voted - For
1j.	Election of Director for a term of one year: Lynn
	A. Pike	Management	For	Voted - For
1k.	Election of Director for a term of one year:
	Stephen J. Squeri	Management	For	Voted - For
1l.	Election of Director for a term of one year: Daniel
	L. Vasella	Management	For	Voted - For
1m.	Election of Director for a term of one year: Lisa
	W. Wardell	Management	For	Voted - For
1n.	Election of Director for a term of one year:
	Christopher D. Young	Management	For	Voted - For
2.	Ratification of appointment of
PricewaterhouseCoopers LLP as independent
	registered public accounting firm for 2023.	Management	For	Voted - For
3.	Approval, on an advisory basis, of the Company's
	executive compensation.	Management	For	Voted - For
4.	Advisory resolution to approve the frequency of
	future advisory say-on-pay votes.	Management	1 Year	Voted - 1 Year

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
5.	Shareholder proposal relating to shareholder
	ratification of excessive termination pay.	Shareholder	Against	Voted - For
6.	Shareholder proposal relating to abortion &
	consumer data privacy.	Shareholder	Against	Voted - For
APPLIED MATERIALS, INC.
Security ID: 038222105
Meeting Date: 09-Mar-23	Meeting Type: Annual
1a.	Election of Director: Rani Borkar	Management	For	Voted - For
1b.	Election of Director: Judy Bruner	Management	For	Voted - For
1c.	Election of Director: Xun (Eric) Chen	Management	For	Voted - For
1d.	Election of Director: Aart J. de Geus	Management	For	Voted - For
1e.	Election of Director: Gary E. Dickerson	Management	For	Voted - For
1f.	Election of Director: Thomas J. Iannotti	Management	For	Voted - For
1g.	Election of Director: Alexander A. Karsner	Management	For	Voted - For
1h.	Election of Director: Kevin P. March	Management	For	Voted - For
1i.	Election of Director: Yvonne McGill	Management	For	Voted - For
1j.	Election of Director: Scott A. McGregor	Management	For	Voted - For
2.	Approval, on an advisory basis, of the compensation
of Applied Materials' named executive officers for
	fiscal year 2022.	Management	For	Voted - For
3.	Approval, on an advisory basis, of the frequency of
	holding an advisory vote on executive compensation.	Management	1 Year	Voted - 1 Year
4.	Ratification of the appointment of KPMG LLP as
Applied Materials' independent registered public
	accounting firm for fiscal year 2023.	Management	For	Voted - For
5.	Shareholder proposal to amend the appropriate
company governing documents to give the owners of a
combined 10% of our outstanding common stock the
	power to call a special shareholder meeting.	Shareholder	Against	Voted - Against
6.	Shareholder proposal to improve the executive
compensation program and policy to include the CEO
	pay ratio factor.	Shareholder	Against	Voted - Against
CENOVUS ENERGY INC.
Security ID: 15135U109
Meeting Date: 26-Apr-23	Meeting Type: Annual
1	Appoint PricewaterhouseCoopers LLP, Chartered
Professional Accountants, as auditor of the
	Corporation.	Management	For	Voted - For
2A	Election of Director - Keith M. Casey	Management	For	Voted - For
2B	Election of Director - Canning K.N. Fok	Management	For	Voted - For
2C	Election of Director - Jane E. Kinney	Management	For	Voted - For
2D	Election of Director - Harold N. Kvisle	Management	For	Voted - For
2E	Election of Director - Eva L. Kwok	Management	For	Voted - For
2F	Election of Director - Melanie A. Little	Management	For	Voted - For
2G	Election of Director - Richard J. Marcogliese	Management	For	Voted - For

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
2H	Election of Director - Jonathan M. McKenzie	Management	For	Voted - For
2I	Election of Director - Claude Mongeau	Management	For	Voted - For
2J	Election of Director - Alexander J. Pourbaix	Management	For	Voted - For
2K	Election of Director - Wayne E. Shaw	Management	For	Voted - For
2L	Election of Director - Frank J. Sixt	Management	For	Voted - For
2M	Election of Director - Rhonda I. Zygocki	Management	For	Voted - For
3	Accept the Corporation's approach to executive
	compensation.	Management	For	Voted - For
4	Approve the shareholder proposal on lobbying
	reporting.	Shareholder	For	Voted - For
CENTENE CORPORATION
Security ID: 15135B101
Meeting Date: 27-Sep-22	Meeting Type: Special
1.	To adopt an amendment to Centene Corporation's
Amended and Restated Certificate of Incorporation
	to declassify the Board of Directors immediately.	Management	For	Voted - For
2.	To adopt an amendment to Centene Corporation's
Amended and Restated Certificate of Incorporation
to eliminate the prohibition on stockholders
	calling special meetings.	Management	For	Voted - For
3.	To adopt an amendment to Centene Corporation's
Amended and Restated Certificate of Incorporation
to grant stockholders the right to act by written
	consent, subject to certain terms and conditions.	Management	For	Voted - For
4.	To approve the adjournment of the Special Meeting
to a later date or time if necessary or
appropriate, including to solicit additional
proxies in favor of any of Proposals 1, 2 or 3 if
there are insufficient votes at the time of the
	Special Meeting to approve any such Proposal.	Management	For	Voted - For
Meeting Date: 10-May-23	Meeting Type: Annual
1a.	ELECTION OF DIRECTOR: Jessica L. Blume	Management	For	Voted - For
1b.	ELECTION OF DIRECTOR: Kenneth A. Burdick	Management	For	Voted - For
1c.	ELECTION OF DIRECTOR: Christopher J. Coughlin	Management	For	Voted - For
1d.	ELECTION OF DIRECTOR: H. James Dallas	Management	For	Voted - For
1e.	ELECTION OF DIRECTOR: Wayne S. DeVeydt	Management	For	Voted - For
1f.	ELECTION OF DIRECTOR: Frederick H. Eppinger	Management	For	Voted - For
1g.	ELECTION OF DIRECTOR: Monte E. Ford	Management	For	Voted - For
1h.	ELECTION OF DIRECTOR: Sarah M. London	Management	For	Voted - For
1i.	ELECTION OF DIRECTOR: Lori J. Robinson	Management	For	Voted - For
1j.	ELECTION OF DIRECTOR: Theodore R. Samuels	Management	For	Voted - For
2.	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.		Management	For	Voted - For
3.	ADVISORY VOTE ON FREQUENCY OF FUTURE ADVISORY VOTES
	ON EXECUTIVE COMPENSATION.	Management	1 Year	Voted - 1 Year
4.	RATIFICATION OF APPOINTMENT OF KPMG LLP AS OUR
INDEPENDENT PUBLIC ACCOUNTING FIRM FOR THE YEAR
	ENDING DECEMBER 31, 2023.	Management	For	Voted - For

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
5.	STOCKHOLDER PROPOSAL FOR SHAREHOLDER RATIFICATION
	OF TERMINATION PAY.	Shareholder	Against	Voted - For
6.	STOCKHOLDER PROPOSAL FOR MATERNAL MORBIDITY
	REDUCTION METRICS IN EXECUTIVE COMPENSATION.		Shareholder	Against Voted - For
CHEVRON CORPORATION
Security ID: 166764100
Meeting Date: 31-May-23	Meeting Type: Annual
1a.	Election of Director: Wanda M. Austin	Management	For	Voted - For
1b.	Election of Director: John B. Frank	Management	For	Voted - For
1c.	Election of Director: Alice P. Gast	Management	For	Voted - For
1d.	Election of Director: Enrique Hernandez, Jr.	Management	For	Voted - For
1e.	Election of Director: Marillyn A. Hewson	Management	For	Voted - For
1f.	Election of Director: Jon M. Huntsman Jr.	Management	For	Voted - For
1g.	Election of Director: Charles W. Moorman	Management	For	Voted - For
1h.	Election of Director: Dambisa F. Moyo	Management	For	Voted - For
1i.	Election of Director: Debra Reed-Klages	Management	For	Voted - For
1j.	Election of Director: D. James Umpleby III	Management	For	Voted - For
1k.	Election of Director: Cynthia J. Warner	Management	For	Voted - For
1l.	Election of Director: Michael K. Wirth	Management	For	Voted - For
2.	Ratification of Appointment of
PricewaterhouseCoopers LLP as the Independent
	Registered Public Accounting Firm	Management	For	Voted - For
3.	Advisory Vote to Approve Named Executive Officer
	Compensation	Management	For	Voted - For
4.	Advisory Vote on the Frequency of Future Advisory
	Votes on Named Executive Officer Compensation	Management	1 Year	Voted - 1 Year
5.	Rescind the 2021 "Reduce Scope 3 Emissions"
	Stockholder Proposal	Shareholder	Against	Voted - Against
6.	Set a Medium-Term Scope 3 GHG Emissions Reduction
	Target	Shareholder	Against	Voted - Against
7.	Recalculate Emissions Baseline to Exclude Emissions
	from Material Divestitures	Shareholder	Against	Voted - For
8.	Establish Board Committee on Decarbonization Risk	Shareholder	Against	Voted - Against
9.	Report on Worker and Community Impact from Facility
	Closures and Energy Transitions	Shareholder	Against	Voted - For
10.	Report on Racial Equity Audit	Shareholder	Against	Voted - Against
11.	Report on Tax Practices	Shareholder	Against	Voted - For
12.	Independent Chair	Shareholder	Against	Voted - For
CHUBB LIMITED
Security ID: H1467J104
Meeting Date: 17-May-23	Meeting Type: Annual
1	Approval of the management report, standalone
financial statements and consolidated financial
statements of Chubb Limited for the year ended
	December 31, 2022	Management	For	Voted - For

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
2a	Allocation of disposable profit	Management	For	Voted - For
2b	Distribution of a dividend out of legal reserves
(by way of release and allocation to a dividend
	reserve)	Management	For	Voted - For
3	Discharge of the Board of Directors	Management	For	Voted - For
4a	Election of PricewaterhouseCoopers AG (Zurich) as
	our statutory auditor	Management	For	Voted - For
4b	Ratification of appointment of
PricewaterhouseCoopers LLP (United States) as
independent registered public accounting firm for
	purposes of U.S. securities law reporting	Management	For	Voted - For
4c	Election of BDO AG (Zurich) as special audit firm	Management	For	Voted - For
5a	Election of Director: Evan G. Greenberg	Management	For	Voted - For
5b	Election of Director: Michael P. Connors	Management	For	Voted - For
5c	Election of Director: Michael G. Atieh	Management	For	Voted - For
5d	Election of Director: Kathy Bonanno	Management	For	Voted - For
5e	Election of Director: Nancy K. Buese	Management	For	Voted - For
5f	Election of Director: Sheila P. Burke	Management	For	Voted - For
5g	Election of Director: Michael L. Corbat	Management	For	Voted - For
5h	Election of Director: Robert J. Hugin	Management	For	Voted - For
5i	Election of Director: Robert W. Scully	Management	For	Voted - For
5j	Election of Director: Theodore E. Shasta	Management	For	Voted - For
5k	Election of Director: David H. Sidwell	Management	For	Voted - For
5l	Election of Director: Olivier Steimer	Management	For	Voted - For
5m	Election of Director: Frances F. Townsend	Management	For	Voted - For
6	Election of Evan G. Greenberg as Chairman of the
	Board of Directors	Management	For	Voted - For
7a	Election of the Compensation Committee of the Board
	of Directors: Michael P. Connors	Management	For	Voted - For
7b	Election of the Compensation Committee of the Board
	of Directors: David H. Sidwell	Management	For	Voted - For
7c	Election of the Compensation Committee of the Board
	of Directors: Frances F. Townsend	Management	For	Voted - For
8	Election of Homburger AG as independent proxy	Management	For	Voted - For
9a	Amendments to the Articles of Association:
	Amendments relating to Swiss corporate law updates	Management	For	Voted - For
9b	Amendments to the Articles of Association:
	Amendment to advance notice period	Management	For	Voted - For
10a	Reduction of share capital: Cancellation of
	repurchased shares	Management	For	Voted - For
10b	Reduction of share capital: Par value reduction	Management	For	Voted - For
11a	Approval of the compensation of the Board of
Directors and Executive Management under Swiss law
requirements: Maximum compensation of the Board of
	Directors until the next annual general meeting	Management	For	Voted - For
11b	Approval of the compensation of the Board of
Directors and Executive Management under Swiss law
requirements: Maximum compensation of Executive
	Management for the 2024 calendar year	Management	For	Voted - For
11c	Approval of the compensation of the Board of
Directors and Executive Management under Swiss law

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
requirements: Advisory vote to approve the Swiss
	compensation report	Management	For	Voted - For
12	Advisory vote to approve executive compensation
	under U.S. securities law requirements	Management	For	Voted - For
13	Advisory vote on the frequency of the U.S.
securities law advisory vote on executive
	compensation	Management	1 Year	Voted - 1 Year
14	Shareholder proposal on greenhouse gas emissions
	targets, if properly presented	Shareholder	Against	Voted - Against
15	Shareholder proposal on human rights and
	underwriting, if properly presented.	Shareholder	Against	Voted - Against
A	If a new agenda item or a new proposal for an
existing agenda item is put before the meeting,
I/we hereby authorize and instruct the independent
	proxy to vote as follows.	Management	For	Voted - Against
COLGATE-PALMOLIVE COMPANY
Security ID: 194162103
Meeting Date: 12-May-23	Meeting Type: Annual
1a.	Election of Director: John P. Bilbrey	Management	For	Voted - For
1b.	Election of Director: John T. Cahill	Management	For	Voted - For
1c.	Election of Director: Steve Cahillane	Management	For	Voted - For
1d.	Election of Director: Lisa M. Edwards	Management	For	Voted - For
1e.	Election of Director: C. Martin Harris	Management	For	Voted - For
1f.	Election of Director: Martina Hund-Mejean	Management	For	Voted - For
1g.	Election of Director: Kimberly A. Nelson	Management	For	Voted - For
1h.	Election of Director: Lorrie M. Norrington	Management	For	Voted - For
1i.	Election of Director: Michael B. Polk	Management	For	Voted - For
1j.	Election of Director: Stephen I. Sadove	Management	For	Voted - For
1k.	Election of Director: Noel R. Wallace	Management	For	Voted - For
2.	Ratify selection of PricewaterhouseCoopers LLP as
Colgate's independent registered public accounting
	firm.	Management	For	Voted - For
3.	Advisory vote on executive compensation.	Management	For	Voted - For
4.	Advisory vote on the frequency of future advisory
	votes on executive compensation.	Management	1 Year	Voted - 1 Year
5.	Stockholder proposal on independent Board Chairman.	Shareholder	Against	Voted - Against
6.	Stockholder proposal on executives to retain
	significant stock.	Shareholder	Against	Voted - Against
CONSTELLATION BRANDS, INC.
Security ID: 21036P108
Meeting Date: 19-Jul-22	Meeting Type: Annual
1.1	Director: Jennifer M. Daniels	Management	For	Voted - For
1.2	Director: Jeremy S.G. Fowden	Management	For	Voted - For
1.3	Director: Jose M. Madero Garza	Management	For	Voted - For
1.4	Director: Daniel J. McCarthy	Management	For	Voted - For

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
2.	To ratify the selection of KPMG LLP as the
Company's independent registered public accounting
	firm for the fiscal year ending February 28, 2023.	Management	For	Voted - For
3.	To approve, by an advisory vote, the compensation
of the Company's named executive officers as
	disclosed in the Proxy Statement.	Management	For	Voted - For
Meeting Date: 09-Nov-22	Meeting Type: Special
1.	To approve and adopt the Amended and Restated
Charter, which will effectuate the Reclassification
	described in the Proxy Statement.	Management	For	Voted - Against
2.	To adjourn the Special Meeting to a later date or
dates, if necessary or appropriate, to solicit
additional proxies if there are insufficient votes
to approve the Reclassification Proposal at the
	time of the Special Meeting.	Management	For	Voted - Against
CORTEVA INC.
Security ID: 22052L104
Meeting Date: 21-Apr-23	Meeting Type: Annual
1a.	Election of Director: Lamberto Andreotti	Management	For	Voted - For
1b.	Election of Director: Klaus A. Engel	Management	For	Voted - For
1c.	Election of Director: David C. Everitt	Management	For	Voted - For
1d.	Election of Director: Janet P. Giesselman	Management	For	Voted - For
1e.	Election of Director: Karen H. Grimes	Management	For	Voted - For
1f.	Election of Director: Michael O. Johanns	Management	For	Voted - For
1g.	Election of Director: Rebecca B. Liebert	Management	For	Voted - For
1h.	Election of Director: Marcos M. Lutz	Management	For	Voted - For
1i.	Election of Director: Charles V. Magro	Management	For	Voted - For
1j.	Election of Director: Nayaki R. Nayyar	Management	For	Voted - For
1k.	Election of Director: Gregory R. Page	Management	For	Voted - For
1l.	Election of Director: Kerry J. Preete	Management	For	Voted - For
1m.	Election of Director: Patrick J. Ward	Management	For	Voted - For
2.	Advisory resolution to approve executive
compensation of the Company's named executive
	officers.	Management	For	Voted - For
3.	Ratification of the appointment of
PricewaterhouseCoopers LLP as the Company's
independent registered public accounting firm for
	2023.	Management	For	Voted - For
FISERV, INC.
Security ID: 337738108
Meeting Date: 17-May-23	Meeting Type: Annual
1.1	Director: Frank J. Bisignano	Management	For	Voted - For
1.2	Director: Henrique de Castro	Management	For	Voted - For

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
1.3	Director: Harry F. DiSimone	Management	For	Voted - For
1.4	Director: Dylan G. Haggart	Management	For	Voted - For
1.5	Director: Wafaa Mamilli	Management	For	Voted - For
1.6	Director: Heidi G. Miller	Management	For	Voted - For
1.7	Director: Doyle R. Simons	Management	For	Voted - For
1.8	Director: Kevin M. Warren	Management	For	Voted - For
2.	To approve, on an advisory basis, the compensation
	of the named executive officers of Fiserv, Inc.	Management	For	Voted - For
3.	Advisory vote on the frequency of advisory votes on
the compensation of the named executive officers of
	Fiserv, Inc.	Management	1 Year	Voted - 1 Year
4.	To ratify the appointment of Deloitte & Touche LLP
as the independent registered public accounting
	firm of Fiserv, Inc. for 2023.	Management	For	Voted - For
5.	Shareholder proposal requesting an independent
	board chair policy.	Shareholder	Against	Voted - Against
HUMANA INC.
Security ID: 444859102
Meeting Date: 20-Apr-23	Meeting Type: Annual
1a)	Election of Director: Raquel C. Bono, M.D.	Management	For	Voted - For
1b)	Election of Director: Bruce D. Broussard	Management	For	Voted - For
1c)	Election of Director: Frank A. D'Amelio	Management	For	Voted - For
1d)	Election of Director: David T. Feinberg, M.D.	Management	For	Voted - For
1e)	Election of Director: Wayne A. I. Frederick, M.D.	Management	For	Voted - For
1f)	Election of Director: John W. Garratt	Management	For	Voted - For
1g)	Election of Director: Kurt J. Hilzinger	Management	For	Voted - For
1h)	Election of Director: Karen W. Katz	Management	For	Voted - For
1i)	Election of Director: Marcy S. Klevorn	Management	For	Voted - For
1j)	Election of Director: William J. McDonald	Management	For	Voted - For
1k)	Election of Director: Jorge S. Mesquita	Management	For	Voted - For
1l)	Election of Director: Brad D. Smith	Management	For	Voted - For
2.	The ratification of the appointment of
PricewaterhouseCoopers LLP as the Company's
	independent registered public accounting firm.	Management	For	Voted - For
3.	Non-binding advisory vote for the approval of the
compensation of the named executive officers as
	disclosed in the 2023 proxy statement.	Management	For	Voted - For
4.	Non-binding advisory vote for the approval of the
frequency with which future stockholder votes on
the compensation of the named executive officers
	will be held.	Management	1 Year	Voted - 1 Year

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
INTERCONTINENTAL EXCHANGE, INC.
Security ID: 45866F104
Meeting Date: 19-May-23	Meeting Type: Annual
1a.	Election of Director for terms expiring in 2024:
	Hon. Sharon Y. Bowen	Management	For	Voted - For
1b.	Election of Director for terms expiring in 2024:
	Shantella E. Cooper	Management	For	Voted - For
1c.	Election of Director for terms expiring in 2024:
	Duriya M. Farooqui	Management	For	Voted - For
1d.	Election of Director for terms expiring in 2024:
	The Rt. Hon. the Lord Hague of Richmond	Management	For	Voted - For
1e.	Election of Director for terms expiring in 2024:
	Mark F. Mulhern	Management	For	Voted - For
1f.	Election of Director for terms expiring in 2024:
	Thomas E. Noonan	Management	For	Voted - For
1g.	Election of Director for terms expiring in 2024:
	Caroline L. Silver	Management	For	Voted - For
1h.	Election of Director for terms expiring in 2024:
	Jeffrey C. Sprecher	Management	For	Voted - For
1i.	Election of Director for terms expiring in 2024:
	Judith A. Sprieser	Management	For	Voted - For
1j.	Election of Director for terms expiring in 2024:
	Martha A. Tirinnanzi	Management	For	Voted - For
2.	To approve, by non-binding vote, the advisory
resolution on executive compensation for named
	executive officers.	Management	For	Voted - For
3.	To approve, by non-binding vote, the advisory
resolution to approve the frequency of future
	advisory votes on executive compensation.	Management	1 Year	Voted - 1 Year
4.	To ratify the appointment of Ernst & Young LLP as
our independent registered public accounting firm
	for the fiscal year ending December 31, 2023.	Management	For	Voted - For
5.	A stockholder proposal regarding special
stockholder meeting improvement, if properly
	presented at the Annual Meeting.	Shareholder	Against	Voted - Against
JOHNSON & JOHNSON
Security ID: 478160104
Meeting Date: 27-Apr-23	Meeting Type: Annual
1a.	Election of Director: Darius Adamczyk	Management	For	Voted - For
1b.	Election of Director: Mary C. Beckerle	Management	For	Voted - For
1c.	Election of Director: D. Scott Davis	Management	For	Voted - For
1d.	Election of Director: Jennifer A. Doudna	Management	For	Voted - For
1e.	Election of Director: Joaquin Duato	Management	For	Voted - For
1f.	Election of Director: Marillyn A. Hewson	Management	For	Voted - For
1g.	Election of Director: Paula A. Johnson	Management	For	Voted - For
1h.	Election of Director: Hubert Joly	Management	For	Voted - For

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
1I.	Election of Director: Mark B. McClellan	Management	For	Voted - For
1j.	Election of Director: Anne M. Mulcahy	Management	For	Voted - For
1k.	Election of Director: Mark A. Weinberger	Management	For	Voted - For
1l.	Election of Director: Nadja Y. West	Management	For	Voted - For
2.	Advisory Vote to Approve Named Executive Officer
	Compensation	Management	For	Voted - For
3.	Advisory Vote on the Frequency of Voting to Approve
	Named Executive Officer Compensation	Management	1 Year	Voted - 1 Year
4.	Ratification of Appointment of
PricewaterhouseCoopers LLP as the Independent
	Registered Public Accounting Firm	Management	For	Voted - For
5.	Proposal Withdrawn (Federal Securities Laws
	Mandatory Arbitration Bylaw)	Shareholder	Against	Voted - Abstain
6.	Vaccine Pricing Report	Shareholder	Against	Voted - Against
7.	Executive Compensation Adjustment Policy	Shareholder	Against	Voted - Abstain
8.	Impact of Extended Patent Exclusivities on Product
	Access	Shareholder	Against	Voted - Against
JPMORGAN CHASE & CO.
Security ID: 46625H100
Meeting Date: 16-May-23	Meeting Type: Annual
1a.	Election of Director: Linda B. Bammann	Management	For	Voted - For
1b.	Election of Director: Stephen B. Burke	Management	For	Voted - For
1c.	Election of Director: Todd A. Combs	Management	For	Voted - For
1d.	Election of Director: James S. Crown	Management	For	Voted - For
1e.	Election of Director: Alicia Boler Davis	Management	For	Voted - For
1f.	Election of Director: James Dimon	Management	For	Voted - For
1g.	Election of Director: Timothy P. Flynn	Management	For	Voted - For
1h.	Election of Director: Alex Gorsky	Management	For	Voted - For
1i.	Election of Director: Mellody Hobson	Management	For	Voted - For
1j.	Election of Director: Michael A. Neal	Management	For	Voted - For
1k.	Election of Director: Phebe N. Novakovic	Management	For	Voted - For
1l.	Election of Director: Virginia M. Rometty	Management	For	Voted - For
2.	Advisory resolution to approve executive
	compensation	Management	For	Voted - For
3.	Advisory vote on frequency of advisory resolution
	to approve executive compensation	Management	1 Year	Voted - 1 Year
4.	Ratification of independent registered public
	accounting firm	Management	For	Voted - For
5.	Independent board chairman	Shareholder	Against	Voted - For
6.	Fossil fuel phase out	Shareholder	Against	Voted - Against
7.	Amending public responsibility committee charter to
include mandate to oversee animal welfare impact
	and risk	Shareholder	Against	Voted - Against
8.	Special shareholder meeting improvement	Shareholder	Against	Voted - Against
9.	Report on climate transition planning	Shareholder	Against	Voted - Against
10.	Report on ensuring respect for civil liberties	Shareholder	Against	Voted - Against
11.	Report analyzing the congruence of the company's
	political and electioneering expenditures	Shareholder	Against	Voted - Against

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
12.	Absolute GHG reduction goals	Shareholder	Against	Voted - Against
L3HARRIS TECHNOLOGIES INC.
Security ID: 502431109
Meeting Date: 21-Apr-23	Meeting Type: Annual
1a.	Election of Director for a Term Expiring at the
	2024 Annual Meeting: Sallie B. Bailey	Management	For	Voted - For
1b.	Election of Director for a Term Expiring at the
	2024 Annual Meeting: Peter W. Chiarelli	Management	For	Voted - For
1c.	Election of Director for a Term Expiring at the
	2024 Annual Meeting: Thomas A. Dattilo	Management	For	Voted - For
1d.	Election of Director for a Term Expiring at the
	2024 Annual Meeting: Roger B. Fradin	Management	For	Voted - For
1e.	Election of Director for a Term Expiring at the
	2024 Annual Meeting: Joanna L. Geraghty	Management	For	Voted - For
1f.	Election of Director for a Term Expiring at the
	2024 Annual Meeting: Harry B. Harris, Jr.	Management	For	Voted - For
1g.	Election of Director for a Term Expiring at the
	2024 Annual Meeting: Lewis Hay III	Management	For	Voted - For
1h.	Election of Director for a Term Expiring at the
	2024 Annual Meeting: Christopher E. Kubasik	Management	For	Voted - For
1i.	Election of Director for a Term Expiring at the
	2024 Annual Meeting: Rita S. Lane	Management	For	Voted - For
1j.	Election of Director for a Term Expiring at the
	2024 Annual Meeting: Robert B. Millard	Management	For	Voted - For
1k.	Election of Director for a Term Expiring at the
	2024 Annual Meeting: Edward A. Rice, Jr.	Management	For	Voted - For
1l.	Election of Director for a Term Expiring at the
	2024 Annual Meeting: Christina L. Zamarro	Management	For	Voted - For
2.	Approval, in an Advisory Vote, of the Compensation
of Named Executive Officers as Disclosed in the
	Proxy Statement	Management	For	Voted - For
3.	Approval, in an Advisory Vote, of the Frequency of
Future Shareholder Votes Regarding the Compensation
	of Named Executive Officers	Management	1 Year	Voted - 1 Year
4.	Ratification of Appointment of Ernst & Young LLP as
Independent Registered Public Accounting Firm for
	Fiscal Year 2023	Management	For	Voted - For
5.	Shareholder Proposal titled "Transparency in Regard
	to Lobbying"	Shareholder	Against	Voted - Against
LABORATORY CORP. OF AMERICA HOLDINGS
Security ID: 50540R409
Meeting Date: 11-May-23	Meeting Type: Annual
1a.	Election of Director: Kerrii B. Anderson	Management	For	Voted - For
1b.	Election of Director: Jean-Luc Bélingard	Management	For	Voted - For
1c.	Election of Director: Jeffrey A. Davis	Management	For	Voted - For
1d.	Election of Director: D. Gary Gilliland, M.D., Ph.D.	Management	For	Voted - For

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
1e.	Election of Director: Kirsten M. Kliphouse	Management	For	Voted - For
1f.	Election of Director: Garheng Kong, M.D., Ph.D.	Management	For	Voted - For
1g.	Election of Director: Peter M. Neupert	Management	For	Voted - For
1h.	Election of Director: Richelle P. Parham	Management	For	Voted - For
1i.	Election of Director: Adam H. Schechter	Management	For	Voted - For
1j.	Election of Director: Kathryn E. Wengel	Management	For	Voted - For
1k.	Election of Director: R. Sanders Williams, M.D.	Management	For	Voted - For
2.	To approve, by non-binding vote, executive
	compensation.	Management	For	Voted - For
3.	To recommend by non-binding vote, the frequency of
	future non- binding votes on executive compensation.	Management	1 Year	Voted - 1 Year
4.	Ratification of the appointment of Deloitte and
Touche LLP as Laboratory Corporation of America
Holdings' independent registered public accounting
	firm for the year ending December 31, 2023.	Management	For	Voted - For
5.	Shareholder proposal relating to a policy regarding
separation of the roles of Board Chairman and Chief
	Executive Officer.	Shareholder	Against	Voted - For
6.	Shareholder proposal regarding a Board report on
	transport of nonhuman primates within the U.S.	Shareholder	Against	Voted - Against
7.	Shareholder proposal regarding a Board report on
known risks of fulfilling information requests and
	mitigation strategies.	Shareholder	Against	Voted - Against
MARVELL TECHNOLOGY, INC.
Security ID: 573874104
Meeting Date: 16-Jun-23	Meeting Type: Annual
1a.	Election of Director: Sara Andrews	Management	For	Voted - For
1b.	Election of Director: W. Tudor Brown	Management	For	Voted - For
1c.	Election of Director: Brad W. Buss	Management	For	Voted - For
1d.	Election of Director: Rebecca W. House	Management	For	Voted - For
1e.	Election of Director: Marachel L. Knight	Management	For	Voted - For
1f.	Election of Director: Matthew J. Murphy	Management	For	Voted - For
1g.	Election of Director: Michael G. Strachan	Management	For	Voted - For
1h.	Election of Director: Robert E. Switz	Management	For	Voted - For
1i.	Election of Director: Ford Tamer	Management	For	Voted - For
2.	An advisory (non-binding) vote to approve
	compensation of our named executive officers.	Management	For	Voted - For
3.	To conduct an advisory (non-binding) vote on the
frequency of holding an advisory shareholder vote
	on executive compensation.	Management	1 Year	Voted - 1 Year
4.	To ratify the appointment of Deloitte and Touche
LLP as our independent registered public accounting
	firm for the fiscal year ending February 3, 2024.	Management	For	Voted - For

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
MASTERCARD INCORPORATED
Security ID: 57636Q104
Meeting Date: 27-Jun-23	Meeting Type: Annual
1a.	ELECTION OF DIRECTOR: Merit E. Janow	Management	For	Voted - For
1b.	ELECTION OF DIRECTOR: Candido Bracher	Management	For	Voted - For
1c.	ELECTION OF DIRECTOR: Richard K. Davis	Management	For	Voted - For
1d.	ELECTION OF DIRECTOR: Julius Genachowski	Management	For	Voted - For
1e.	ELECTION OF DIRECTOR: Choon Phong Goh	Management	For	Voted - For
1f.	ELECTION OF DIRECTOR: Oki Matsumoto	Management	For	Voted - For
1g.	ELECTION OF DIRECTOR: Michael Miebach	Management	For	Voted - For
1h.	ELECTION OF DIRECTOR: Youngme Moon	Management	For	Voted - For
1i.	ELECTION OF DIRECTOR: Rima Qureshi	Management	For	Voted - For
1j.	ELECTION OF DIRECTOR: Gabrielle Sulzberger	Management	For	Voted - For
1k.	ELECTION OF DIRECTOR: Harit Talwar	Management	For	Voted - For
1l.	ELECTION OF DIRECTOR: Lance Uggla	Management	For	Voted - For
2.	Advisory approval of Mastercard's executive
	compensation.	Management	For	Voted - For
3.	Advisory approval of the frequency of future
	advisory votes on executive compensation.	Management	1 Year	Voted - 1 Year
4.	Approval of Mastercard Incorporated Employee Stock
	Purchase Plan.	Management	For	Voted - For
5.	Ratification of the appointment of
PricewaterhouseCoopers LLP as the independent
registered public accounting firm for Mastercard
	for 2023.	Management	For	Voted - For
6.	Consideration of a stockholder proposal requesting
	a report on ensuring respect for civil liberties.	Shareholder	Against	Voted - Against
7.	Consideration of a stockholder proposal requesting
a report on Mastercard's stance on new Merchant
	Category Code.	Shareholder	Against	Voted - Against
8.	Consideration of a stockholder proposal requesting
	lobbying disclosure.	Shareholder	Against	Voted - Against
9.	Consideration of a stockholder proposal requesting
stockholders approve advance notice bylaw
	amendments.	Shareholder	Against	Voted - Against
10.	Consideration of a stockholder proposal requesting
a report on the cost-benefit analysis of diversity
	and inclusion efforts.	Shareholder	Against	Voted - Against
MEDTRONIC PLC
Security ID: G5960L103
Meeting Date: 08-Dec-22	Meeting Type: Annual
1a.	Election of Director to hold office until the 2023
	Annual General Meeting: Richard H. Anderson	Management	For	Voted - For
1b.	Election of Director to hold office until the 2023
	Annual General Meeting: Craig Arnold	Management	For	Voted - For

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
1c.	Election of Director to hold office until the 2023
	Annual General Meeting: Scott C. Donnelly	Management	For	Voted - For
1d.	Election of Director to hold office until the 2023
	Annual General Meeting: Lidia L. Fonseca	Management	For	Voted - For
1e.	Election of Director to hold office until the 2023
	Annual General Meeting: Andrea J. Goldsmith, Ph.D.	Management	For	Voted - For
1f.	Election of Director to hold office until the 2023
	Annual General Meeting: Randall J. Hogan, III	Management	For	Voted - For
1g.	Election of Director to hold office until the 2023
	Annual General Meeting: Kevin E. Lofton	Management	For	Voted - For
1h.	Election of Director to hold office until the 2023
	Annual General Meeting: Geoffrey S. Martha	Management	For	Voted - For
1i.	Election of Director to hold office until the 2023
	Annual General Meeting: Elizabeth G. Nabel, M.D.	Management	For	Voted - For
1j.	Election of Director to hold office until the 2023
	Annual General Meeting: Denise M. O'Leary	Management	For	Voted - For
1k.	Election of Director to hold office until the 2023
	Annual General Meeting: Kendall J. Powell	Management	For	Voted - Against
2.	Ratifying, in a non-binding vote, the appointment
of PricewaterhouseCoopers LLP as the Company's
independent auditor for fiscal year 2023 and
authorizing, in a binding vote, the Board of
Directors, acting through the Audit Committee, to
	set the auditor's remuneration.	Management	For	Voted - For
3.	Approving, on an advisory basis, the Company's
	executive compensation.	Management	For	Voted - For
4.	Renewing the Board of Directors' authority to issue
	shares under Irish law.	Management	For	Voted - For
5.	Renewing the Board of Directors' authority to opt
	out of pre-emption rights under Irish law.	Management	For	Voted - For
6.	Authorizing the Company and any subsidiary of the
Company to make overseas market purchases of
	Medtronic ordinary shares.	Management	For	Voted - For
ONEOK, INC.
Security ID: 682680103
Meeting Date: 24-May-23	Meeting Type: Annual
1a.	Election of Director: Brian L. Derksen	Management	For	Voted - For
1b.	Election of Director: Julie H. Edwards	Management	For	Voted - For
1c.	Election of Director: Mark W. Helderman	Management	For	Voted - For
1d.	Election of Director: Randall J. Larson	Management	For	Voted - For
1e.	Election of Director: Steven J. Malcolm	Management	For	Voted - For
1f.	Election of Director: Jim W. Mogg	Management	For	Voted - Against
1g.	Election of Director: Pattye L. Moore	Management	For	Voted - For
1h.	Election of Director: Pierce H. Norton II	Management	For	Voted - For
1i.	Election of Director: Eduardo A. Rodriguez	Management	For	Voted - For
1j.	Election of Director: Gerald B. Smith	Management	For	Voted - For
2.	Ratification of the selection of
PricewaterhouseCoopers LLP as the independent

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
registered public accounting firm of ONEOK, Inc.
	for the year ending December 31, 2023.	Management	For	Voted - For
3.	Amendment and restatement of the ONEOK, Inc.
Employee Stock Purchase Plan to increase the total
	number of shares under the Plan.	Management	For	Voted - For
4.	An advisory vote to approve ONEOK, Inc.'s executive
	compensation.	Management	For	Voted - For
5.	An advisory vote on the frequency of holding the
shareholder advisory vote on ONEOK's executive
	compensation.	Management	1 Year	Voted - 1 Year
RAYTHEON TECHNOLOGIES
Security ID: 75513E101
Meeting Date: 02-May-23	Meeting Type: Annual
1a.	Election of Director: Tracy A. Atkinson	Management	For	Voted - For
1b.	Election of Director: Leanne G. Caret	Management	For	Voted - For
1c.	Election of Director: Bernard A. Harris, Jr.	Management	For	Voted - For
1d.	Election of Director: Gregory J. Hayes	Management	For	Voted - For
1e.	Election of Director: George R. Oliver	Management	For	Voted - For
1f.	Election of Director: Robert K. (Kelly) Ortberg	Management	For	Voted - For
1g.	Election of Director: Dinesh C. Paliwal	Management	For	Voted - For
1h.	Election of Director: Ellen M. Pawlikowski	Management	For	Voted - For
1i.	Election of Director: Denise L. Ramos	Management	For	Voted - For
1j.	Election of Director: Fredric G. Reynolds	Management	For	Voted - For
1k.	Election of Director: Brian C. Rogers	Management	For	Voted - For
1l.	Election of Director: James A. Winnefeld, Jr.	Management	For	Voted - For
1m.	Election of Director: Robert O. Work	Management	For	Voted - For
2.	Advisory Vote to Approve Executive Compensation	Management	For	Voted - For
3.	Advisory Vote on the Frequency of Shareowner Votes
	on Named Executive Officer Compensation	Management	1 Year	Voted - 1 Year
4.	Appoint PricewaterhouseCoopers LLP to Serve as
	Independent Auditor for 2023	Management	For	Voted - For
5.	Approve an Amendment to the Restated Certificate of
	Incorporation to Repeal Article Ninth	Management	For	Voted - For
6.	Approve an Amendment to the Restated Certificate of
Incorporation to Eliminate Personal Liability of
Officers for Monetary Damages for Breach of
	Fiduciary Duty as an Officer	Management	For	Voted - Against
7.	Shareowner Proposal Requesting the Board Adopt an
	Independent Board Chair Policy	Shareholder	Against	Voted - For
8.	Shareowner Proposal Requesting a Report on
	Greenhouse Gas Reduction Plan	Shareholder	Against	Voted - For
ROCKWELL AUTOMATION, INC.
Security ID: 773903109
Meeting Date: 07-Feb-23	Meeting Type: Annual
1.1	Director: William P. Gipson	Management	For	Voted - For

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
1.2	Director: Pam Murphy	Management	For	Voted - For
1.3	Director: Donald R. Parfet	Management	For	Voted - For
1.4	Director: Robert W. Soderbery	Management	For	Voted - For
B.	To approve, on an advisory basis, the compensation
	of the Corporation's named executive officers.	Management	For	Voted - For
C.	To approve, on an advisory basis, the frequency of
the shareowner vote on the compensation of the
	Corporation's named executive officers.	Management	1 Year	Voted - 1 Year
D.	To approve the selection of Deloitte & Touche LLP
as the Corporation's independent registered public
	accounting firm for fiscal 2023.	Management	For	Voted - For
SEMPRA ENERGY
Security ID: 816851109
Meeting Date: 12-May-23	Meeting Type: Annual
1a.	Election of Director: Andrés Conesa	Management	For	Voted - For
1b.	Election of Director: Pablo A. Ferrero	Management	For	Voted - For
1c.	Election of Director: Jeffrey W. Martin	Management	For	Voted - For
1d.	Election of Director: Bethany J. Mayer	Management	For	Voted - For
1e.	Election of Director: Michael N. Mears	Management	For	Voted - For
1f.	Election of Director: Jack T. Taylor	Management	For	Voted - For
1g.	Election of Director: Cynthia L. Walker	Management	For	Voted - For
1h.	Election of Director: Cynthia J. Warner	Management	For	Voted - For
1i.	Election of Director: James C. Yardley	Management	For	Voted - For
2.	Ratification of Appointment of Independent
	Registered Public Accounting Firm	Management	For	Voted - For
3.	Advisory Approval of Our Executive Compensation	Management	For	Voted - For
4.	Advisory Approval of How Often Shareholders Will
Vote on an Advisory Basis on Our Executive
	Compensation	Management	1 Year	Voted - 1 Year
5.	Amendment to Our Articles of Incorporation to
Increase the Number of Authorized Shares of Our
	Common Stock	Management	For	Voted - For
6.	Amendment to Our Articles of Incorporation to
	Change the Company's Legal Name	Management	For	Voted - For
7.	Amendments to Our Articles of Incorporation to Make
	Certain Technical and Administrative Changes	Management	For	Voted - For
8.	Shareholder Proposal Requiring an Independent Board
	Chairman	Shareholder	Against	Voted - Against
SYSCO CORPORATION
Security ID: 871829107
Meeting Date: 18-Nov-22	Meeting Type: Annual
1a.	Election of Director: Daniel J. Brutto	Management	For	Voted - For
1b.	Election of Director: Ali Dibadj	Management	For	Voted - For
1c.	Election of Director: Larry C. Glasscock	Management	For	Voted - For
1d.	Election of Director: Jill M. Golder	Management	For	Voted - For

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
1e.	Election of Director: Bradley M. Halverson	Management	For	Voted - For
1f.	Election of Director: John M. Hinshaw	Management	For	Voted - For
1g.	Election of Director: Kevin P. Hourican	Management	For	Voted - For
1h.	Election of Director: Hans-Joachim Koerber	Management	For	Voted - For
1i.	Election of Director: Alison Kenney Paul	Management	For	Voted - For
1j.	Election of Director: Edward D. Shirley	Management	For	Voted - For
1k.	Election of Director: Sheila G. Talton	Management	For	Voted - For
2.	To approve, by advisory vote, the compensation paid
to Sysco's named executive officers, as disclosed
	in Sysco's 2022 proxy statement.	Management	For	Voted - For
3.	To ratify the appointment of Ernst & Young LLP as
Sysco's independent registered public accounting
	firm for fiscal 2023.	Management	For	Voted - For
4.	To consider a stockholder proposal, if properly
presented at the meeting, related to a third party
	civil rights audit.	Shareholder	Against	Voted - For
5.	To consider a stockholder proposal, if properly
presented at the meeting, related to third party
	assessments of supply chain risks.	Shareholder	Against	Voted - For
6.	To consider a stockholder proposal, if properly
presented at the meeting, related to a report on
	the reduction of plastic packaging use.	Shareholder	Against	Voted - For
TE CONNECTIVITY LTD
Security ID: H84989104
Meeting Date: 15-Mar-23	Meeting Type: Annual
1a.	Election of Director: Jean-Pierre Clamadieu	Management	For	Voted - For
1b.	Election of Director: Terrence R. Curtin	Management	For	Voted - For
1c.	Election of Director: Carol A. ("John") Davidson	Management	For	Voted - For
1d.	Election of Director: Lynn A. Dugle	Management	For	Voted - For
1e.	Election of Director: William A. Jeffrey	Management	For	Voted - For
1f.	Election of Director: Syaru Shirley Lin	Management	For	Voted - For
1g.	Election of Director: Thomas J. Lynch	Management	For	Voted - For
1h.	Election of Director: Heath A. Mitts	Management	For	Voted - For
1i.	Election of Director: Abhijit Y. Talwalkar	Management	For	Voted - For
1j.	Election of Director: Mark C. Trudeau	Management	For	Voted - For
1k.	Election of Director: Dawn C. Willoughby	Management	For	Voted - For
1l.	Election of Director: Laura H. Wright	Management	For	Voted - For
2.	To elect Thomas J. Lynch as the Chairman of the
	Board of Directors	Management	For	Voted - For
3a.	To elect the individual member of the Management
Development and Compensation Committee: Abhijit Y.
	Talwalkar	Management	For	Voted - For
3b.	To elect the individual member of the Management
Development and Compensation Committee: Mark C.
	Trudeau	Management	For	Voted - For
3c.	To elect the individual member of the Management
Development and Compensation Committee: Dawn C.
	Willoughby	Management	For	Voted - For

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
4.	To elect Dr. René Schwarzenbach, of Proxy Voting
Services GmbH, or another individual representative
of Proxy Voting Services GmbH if Dr. Schwarzenbach
is unable to serve at the relevant meeting, as the
independent proxy at the 2024 annual meeting of TE
Connectivity and any shareholder meeting that may
	be held prior to that meeting.	Management	For	Voted - For
5.1	To approve the 2022 Annual Report of TE
Connectivity Ltd. (excluding the statutory
financial statements for the fiscal year ended
September 30, 2022, the consolidated financial
statements for the fiscal year ended September 30,
2022 and the Swiss Statutory Compensation Report
	for the fiscal year ended September 30, 2022).	Management	For	Voted - For
5.2	To approve the statutory financial statements of TE
Connectivity Ltd. for the fiscal year ended
	September 30, 2022.	Management	For	Voted - For
5.3	To approve the consolidated financial statements of
TE Connectivity Ltd. for the fiscal year ended
	September 30, 2022.	Management	For	Voted - For
6.	To release the members of the Board of Directors
and executive officers of TE Connectivity for
activities during the fiscal year ended September
	30, 2022.	Management	For	Voted - For
7.1	To elect Deloitte & Touche LLP as TE Connectivity's
independent registered public accounting firm for
	fiscal year 2023.	Management	For	Voted - For
7.2	To elect Deloitte AG, Zurich, Switzerland, as TE
Connectivity's Swiss registered auditor until the
	next annual general meeting of TE Connectivity.	Management	For	Voted - For
7.3	To elect PricewaterhouseCoopers AG, Zurich,
Switzerland, as TE Connectivity's special auditor
until the next annual general meeting of TE
	Connectivity.	Management	For	Voted - For
8.	An advisory vote to approve named executive officer
	compensation.	Management	For	Voted - For
9.	An advisory vote on the frequency of an advisory
vote to approve named executive officer
	compensation.	Management	1 Year	Voted - 1 Year
10.	An advisory vote to approve the Swiss Statutory
Compensation Report for the fiscal year ended
	September 30, 2022.	Management	For	Voted - For
11.	A binding vote to approve fiscal year 2024 maximum
aggregate compensation amount for executive
	management.	Management	For	Voted - For
12.	A binding vote to approve fiscal year 2024 maximum
aggregate compensation amount for the Board of
	Directors.	Management	For	Voted - For
13.	To approve the carryforward of unappropriated
	accumulated earnings at September 30, 2022.	Management	For	Voted - For
14.	To approve a dividend payment to shareholders equal
to $2.36 per issued share to be paid in four equal
quarterly installments of $0.59 starting with the
third fiscal quarter of 2023 and ending in the

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
second fiscal quarter of 2024 pursuant to the terms
	of the dividend resolution.	Management	For	Voted - For
15.	To approve an authorization relating to TE
	Connectivity's Share Repurchase Program.	Management	For	Voted - For
16.	To approve a reduction of share capital for shares
acquired under TE Connectivity's share repurchase
program and related amendments to the articles of
	association of TE Connectivity Ltd.	Management	For	Voted - For
17.	To approve changes to share capital and related
amendments to the articles of association of TE
	Connectivity Ltd.	Management	For	Voted - For
1a.	Election of Director: Jean-Pierre Clamadieu	Management	For	Voted - For
1b.	Election of Director: Terrence R. Curtin	Management	For	Voted - For
1c.	Election of Director: Carol A. ("John") Davidson	Management	For	Voted - For
1d.	Election of Director: Lynn A. Dugle	Management	For	Voted - For
1e.	Election of Director: William A. Jeffrey	Management	For	Voted - For
1f.	Election of Director: Syaru Shirley Lin	Management	For	Voted - For
1g.	Election of Director: Thomas J. Lynch	Management	For	Voted - For
1h.	Election of Director: Heath A. Mitts	Management	For	Voted - For
1i.	Election of Director: Abhijit Y. Talwalkar	Management	For	Voted - For
1j.	Election of Director: Mark C. Trudeau	Management	For	Voted - For
1k.	Election of Director: Dawn C. Willoughby	Management	For	Voted - For
1l.	Election of Director: Laura H. Wright	Management	For	Voted - For
2.	To elect Thomas J. Lynch as the Chairman of the
	Board of Directors	Management	For	Voted - For
3a.	To elect the individual member of the Management
Development and Compensation Committee: Abhijit Y.
	Talwalkar	Management	For	Voted - For
3b.	To elect the individual member of the Management
Development and Compensation Committee: Mark C.
	Trudeau	Management	For	Voted - For
3c.	To elect the individual member of the Management
Development and Compensation Committee: Dawn C.
	Willoughby	Management	For	Voted - For
4.	To elect Dr. René Schwarzenbach, of Proxy Voting
Services GmbH, or another individual representative
of Proxy Voting Services GmbH if Dr. Schwarzenbach
is unable to serve at the relevant meeting, as the
independent proxy at the 2024 annual meeting of TE
Connectivity and any shareholder meeting that may
	be held prior to that meeting.	Management	For	Voted - For
5.1	To approve the 2022 Annual Report of TE
Connectivity Ltd. (excluding the statutory
financial statements for the fiscal year ended
September 30, 2022, the consolidated financial
statements for the fiscal year ended September 30,
2022 and the Swiss Statutory Compensation Report
	for the fiscal year ended September 30, 2022).	Management	For	Voted - For
5.2	To approve the statutory financial statements of TE
Connectivity Ltd. for the fiscal year ended
	September 30, 2022.	Management	For	Voted - For
5.3	To approve the consolidated financial statements of
TE Connectivity Ltd. for the fiscal year ended
	September 30, 2022.	Management	For	Voted - For

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
6.	To release the members of the Board of Directors
and executive officers of TE Connectivity for
activities during the fiscal year ended September
	30, 2022.	Management	For	Voted - For
7.1	To elect Deloitte & Touche LLP as TE Connectivity's
independent registered public accounting firm for
	fiscal year 2023.	Management	For	Voted - For
7.2	To elect Deloitte AG, Zurich, Switzerland, as TE
Connectivity's Swiss registered auditor until the
	next annual general meeting of TE Connectivity.	Management	For	Voted - For
7.3	To elect PricewaterhouseCoopers AG, Zurich,
Switzerland, as TE Connectivity's special auditor
until the next annual general meeting of TE
	Connectivity.	Management	For	Voted - For
8.	An advisory vote to approve named executive officer
	compensation.	Management	For	Voted - For
9.	An advisory vote on the frequency of an advisory
vote to approve named executive officer
	compensation.	Management	1 Year	Voted - 1 Year
10.	An advisory vote to approve the Swiss Statutory
Compensation Report for the fiscal year ended
	September 30, 2022.	Management	For	Voted - For
11.	A binding vote to approve fiscal year 2024 maximum
aggregate compensation amount for executive
	management.	Management	For	Voted - For
12.	A binding vote to approve fiscal year 2024 maximum
aggregate compensation amount for the Board of
	Directors.	Management	For	Voted - For
13.	To approve the carryforward of unappropriated
	accumulated earnings at September 30, 2022.	Management	For	Voted - For
14.	To approve a dividend payment to shareholders equal
to $2.36 per issued share to be paid in four equal
quarterly installments of $0.59 starting with the
third fiscal quarter of 2023 and ending in the
second fiscal quarter of 2024 pursuant to the terms
	of the dividend resolution.	Management	For	Voted - For
15.	To approve an authorization relating to TE
	Connectivity's Share Repurchase Program.	Management	For	Voted - For
16.	To approve a reduction of share capital for shares
acquired under TE Connectivity's share repurchase
program and related amendments to the articles of
	association of TE Connectivity Ltd.	Management	For	Voted - For
17.	To approve changes to share capital and related
amendments to the articles of association of TE
	Connectivity Ltd.	Management	For	Voted - For
THE CHARLES SCHWAB CORPORATION
Security ID: 808513105
Meeting Date: 18-May-23	Meeting Type: Annual
1a.	Election of director: Marianne C. Brown	Management	For	Voted - Abstain
1b.	Election of director: Frank C. Herringer	Management	For	Voted - Abstain

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
1c.	Election of director: Gerri K. Martin-Flickinger	Management	For	Voted - Abstain
1d.	Election of director: Todd M. Ricketts	Management	For	Voted - Abstain
1e.	Election of director: Carolyn Schwab-Pomerantz	Management	For	Voted - Abstain
2.	Ratification of the selection of Deloitte & Touche
	LLP as independent auditors	Management	For	Voted - Abstain
3.	Advisory vote to approve named executive officer
	compensation	Management	For	Voted - Abstain
4.	Frequency of advisory vote on named executive
	officer compensation	Management	For	Voted - Abstain
5.	Stockholder Proposal requesting pay equity
	disclosure	Shareholder	Against	Voted - Abstain
6.	Stockholder Proposal requesting company report on
	discrimination risk oversight and impact	Shareholder	Against	Voted - Abstain
THE GOLDMAN SACHS GROUP, INC.
Security ID: 38141G104
Meeting Date: 26-Apr-23	Meeting Type: Annual
1a.	Election of Director: Michele Burns	Management	For	Voted - For
1b.	Election of Director: Mark Flaherty	Management	For	Voted - For
1c.	Election of Director: Kimberley Harris	Management	For	Voted - For
1d.	Election of Director: Kevin Johnson	Management	For	Voted - For
1e.	Election of Director: Ellen Kullman	Management	For	Voted - For
1f.	Election of Director: Lakshmi Mittal	Management	For	Voted - For
1g.	Election of Director: Adebayo Ogunlesi	Management	For	Voted - For
1h.	Election of Director: Peter Oppenheimer	Management	For	Voted - For
1i.	Election of Director: David Solomon	Management	For	Voted - For
1j.	Election of Director: Jan Tighe	Management	For	Voted - For
1k.	Election of Director: Jessica Uhl	Management	For	Voted - For
1l.	Election of Director: David Viniar	Management	For	Voted - For
2.	Advisory Vote to Approve Executive Compensation
	(Say on Pay)	Management	For	Voted - For
3.	Advisory Vote on the Frequency of Say on Pay	Management	1 Year	Voted - 1 Year
4.	Ratification of PricewaterhouseCoopers LLP as our
Independent Registered Public Accounting Firm for
	2023	Management	For	Voted - For
5.	Shareholder Proposal Regarding a Report on Lobbying	Shareholder	Against	Voted - For
6.	Shareholder Proposal Regarding a Policy for an
	Independent Chair	Shareholder	Against	Voted - Against
7.	Shareholder Proposal Regarding Chinese Congruency
	of Certain ETFs	Shareholder	Against	Voted - For
8.	Shareholder Proposal Regarding a Racial Equity Audit	Shareholder	Against	Voted - For
9.	Shareholder Proposal Regarding a Policy to Phase
Out Fossil Fuel-Related Lending & Underwriting
	Activities	Shareholder	Against	Voted - For
10.	Shareholder Proposal Regarding Disclosure of 2030
	Absolute Greenhouse Gas Reduction Goals	Shareholder	Against	Voted - For
11.	Shareholder Proposal Regarding Climate Transition
	Report	Shareholder	Against	Voted - For

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
12.	Shareholder Proposal Regarding Reporting on Pay
	Equity	Shareholder	Against	Voted - For
THE TJX COMPANIES, INC.
Security ID: 872540109
Meeting Date: 06-Jun-23	Meeting Type: Annual
1a.	Election of Director: José B. Alvarez	Management	For	Voted - For
1b.	Election of Director: Alan M. Bennett	Management	For	Voted - For
1c.	Election of Director: Rosemary T. Berkery	Management	For	Voted - For
1d.	Election of Director: David T. Ching	Management	For	Voted - For
1e.	Election of Director: C. Kim Goodwin	Management	For	Voted - For
1f.	Election of Director: Ernie Herrman	Management	For	Voted - For
1g.	Election of Director: Amy B. Lane	Management	For	Voted - For
1h.	Election of Director: Carol Meyrowitz	Management	For	Voted - For
1i.	Election of Director: Jackwyn L. Nemerov	Management	For	Voted - For
2.	Ratification of appointment of
PricewaterhouseCoopers as TJX's independent
	registered public accounting firm for fiscal 2024.	Management	For	Voted - For
3.	Advisory approval of TJX's executive compensation
	(the say-on-pay vote).	Management	For	Voted - For
4.	Advisory approval of the frequency of TJX's
	say-on-pay votes.	Management	1 Year	Voted - 1 Year
5.	Shareholder proposal for a report on effectiveness
	of social compliance efforts in TJX's supply chain.	Shareholder	Against	Voted - Against
6.	Shareholder proposal for a report on risk to TJX
from supplier misclassification of supplier's
	employees.	Shareholder	Against	Voted - Against
7.	Shareholder proposal to adopt a paid sick leave
	policy for all Associates.	Shareholder	Against	Voted - Against
THE WILLIAMS COMPANIES, INC.
Security ID: 969457100
Meeting Date: 25-Apr-23	Meeting Type: Annual
1a.	Election of Director for a one-year term: Alan S.
	Armstrong	Management	For	Voted - For
1b.	Election of Director for a one-year term: Stephen
	W. Bergstrom	Management	For	Voted - For
1c.	Election of Director for a one-year term: Michael
	A. Creel	Management	For	Voted - For
1d.	Election of Director for a one-year term: Stacey H.
	Doré	Management	For	Voted - For
1e.	Election of Director for a one-year term: Carri A.
	Lockhart	Management	For	Voted - For
1f.	Election of Director for a one-year term: Richard
	E. Muncrief	Management	For	Voted - For
1g.	Election of Director for a one-year term: Peter A.
	Ragauss	Management	For	Voted - For

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
1h.	Election of Director for a one-year term: Rose M.
	Robeson	Management	For	Voted - For
1i.	Election of Director for a one-year term: Scott D.
	Sheffield	Management	For	Voted - For
1j.	Election of Director for a one-year term: Murray D.
	Smith	Management	For	Voted - For
1k.	Election of Director for a one-year term: William
	H. Spence	Management	For	Voted - For
1l.	Election of Director for a one-year term: Jesse J.
	Tyson	Management	For	Voted - For
2.	Ratify the selection of Ernst & Young LLP as the
Company's independent registered public accounting
	firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
3.	Approve, on an advisory basis, the compensation of
	our named executive officers.	Management	For	Voted - For
4.	Approve, on an advisory basis, the frequency of
future advisory votes to approve the compensation
	of the Company's named executive officers.	Management	1 Year	Voted - 1 Year
TYSON FOODS, INC.
Security ID: 902494103
Meeting Date: 09-Feb-23	Meeting Type: Annual
1a.	Election of Director: John H. Tyson	Management	For	Voted - Abstain
1b.	Election of Director: Les R. Baledge	Management	For	Voted - Abstain
1c.	Election of Director: Mike Beebe	Management	For	Voted - Abstain
1d.	Election of Director: Maria Claudia Borras	Management	For	Voted - Abstain
1e.	Election of Director: David J. Bronczek	Management	For	Voted - Abstain
1f.	Election of Director: Mikel A. Durham	Management	For	Voted - Abstain
1g.	Election of Director: Donnie King	Management	For	Voted - Abstain
1h.	Election of Director: Jonathan D. Mariner	Management	For	Voted - Abstain
1i.	Election of Director: Kevin M. McNamara	Management	For	Voted - Abstain
1j.	Election of Director: Cheryl S. Miller	Management	For	Voted - Abstain
1k.	Election of Director: Jeffrey K. Schomburger	Management	For	Voted - Abstain
1l.	Election of Director: Barbara A. Tyson	Management	For	Voted - Abstain
1m.	Election of Director: Noel White	Management	For	Voted - Abstain
2.	To ratify the selection of PricewaterhouseCoopers
LLP as the independent registered public accounting
firm for the Company for the fiscal year ending
	September 30, 2023.	Management	For	Voted - Abstain
3.	To approve, on a non-binding advisory basis, the
compensation of the Company's named executive
	officers.	Management	For	Voted - Abstain
4.	To approve, on a non-binding advisory basis, the
frequency of the advisory vote regarding the
compensation of the Company's named executive
	officers.	Management	For	Voted - Abstain
5.	To approve the amendment and restatement of the
	Tyson Foods, Inc. 2000 Stock Incentive Plan.	Management	For	Voted - Abstain
6.	Shareholder proposal regarding compliance with
World Health Organization guidelines on use of

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
medically important antimicrobials in
	food-producing animals.	Shareholder	Against	Voted - Abstain
UBER TECHNOLOGIES, INC.
Security ID: 90353T100
Meeting Date: 08-May-23	Meeting Type: Annual
1a.	Election of Director: Ronald Sugar	Management	For	Voted - For
1b.	Election of Director: Revathi Advaithi	Management	For	Voted - For
1c.	Election of Director: Ursula Burns	Management	For	Voted - For
1d.	Election of Director: Robert Eckert	Management	For	Voted - For
1e.	Election of Director: Amanda Ginsberg	Management	For	Voted - For
1f.	Election of Director: Dara Khosrowshahi	Management	For	Voted - For
1g.	Election of Director: Wan Ling Martello	Management	For	Voted - For
1h.	Election of Director: John Thain	Management	For	Voted - For
1i.	Election of Director: David Trujillo	Management	For	Voted - For
1j.	Election of Director: Alexander Wynaendts	Management	For	Voted - For
2.	Advisory vote to approve 2022 named executive
	officer compensation.	Management	For	Voted - For
3.	Ratification of the appointment of
PricewaterhouseCoopers LLP as our independent
	registered public accounting firm for 2023.	Management	For	Voted - For
4.	Stockholder proposal to prepare an independent
	third- party audit on Driver health and safety.	Shareholder	Against	Voted - Against
UNION PACIFIC CORPORATION
Security ID: 907818108
Meeting Date: 18-May-23	Meeting Type: Annual
1a.	Election of Director: William J. DeLaney	Management	For	Voted - For
1b.	Election of Director: David B. Dillon	Management	For	Voted - For
1c.	Election of Director: Sheri H. Edison	Management	For	Voted - For
1d.	Election of Director: Teresa M. Finley	Management	For	Voted - For
1e.	Election of Director: Lance M. Fritz	Management	For	Voted - For
1f.	Election of Director: Deborah C. Hopkins	Management	For	Voted - For
1g.	Election of Director: Jane H. Lute	Management	For	Voted - For
1h.	Election of Director: Michael R. McCarthy	Management	For	Voted - For
1i.	Election of Director: Jose H. Villarreal	Management	For	Voted - For
1j.	Election of Director: Christopher J. Williams	Management	For	Voted - For
2.	Ratification of the appointment of Deloitte &
Touche LLP as the independent registered public
	accounting firm of the Company for 2023.	Management	For	Voted - For
3.	An advisory vote to approve executive compensation
	("Say On Pay").	Management	For	Voted - For
4.	An advisory vote on the frequency of future
advisory votes on executive compensation ("Say on
	Frequency").	Management	1 Year	Voted - 1 Year

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
5.	Shareholder proposal regarding independent board
	chairman.	Shareholder	Against	Voted - Against
6.	Shareholder proposal requesting an amendment to our
Bylaws to require shareholder approval for certain
	future amendments.	Shareholder	Against	Voted - Against
7.	Shareholder proposal requesting a paid sick leave
	policy.	Shareholder	Against	Voted - Against
UNITED PARCEL SERVICE, INC.
Security ID: 911312106
Meeting Date: 04-May-23	Meeting Type: Annual
1a.	Election of Director to serve until 2024 annual
	meeting: Carol B. Tomé	Management	For	Voted - For
1b.	Election of Director to serve until 2024 annual
	meeting: Rodney C. Adkins	Management	For	Voted - For
1c.	Election of Director to serve until 2024 annual
	meeting: Eva C. Boratto	Management	For	Voted - For
1d.	Election of Director to serve until 2024 annual
	meeting: Michael J. Burns	Management	For	Voted - For
1e.	Election of Director to serve until 2024 annual
	meeting: Wayne M. Hewett	Management	For	Voted - For
1f.	Election of Director to serve until 2024 annual
	meeting: Angela Hwang	Management	For	Voted - For
1g.	Election of Director to serve until 2024 annual
	meeting: Kate E. Johnson	Management	For	Voted - For
1h.	Election of Director to serve until 2024 annual
	meeting: William R. Johnson	Management	For	Voted - For
1i.	Election of Director to serve until 2024 annual
	meeting: Franck J. Moison	Management	For	Voted - For
1j.	Election of Director to serve until 2024 annual
	meeting: Christiana Smith Shi	Management	For	Voted - For
1k.	Election of Director to serve until 2024 annual
	meeting: Russell Stokes	Management	For	Voted - For
1l.	Election of Director to serve until 2024 annual
	meeting: Kevin Warsh	Management	For	Voted - For
2.	To approve on an advisory basis named executive
	officer compensation.	Management	For	Voted - For
3.	To approve on an advisory basis the frequency of
future advisory votes on named executive officer
	compensation.	Management	1 Year	Voted - 1 Year
4.	To ratify the appointment of Deloitte & Touche LLP
as UPS's independent registered public accounting
	firm for the year ending December 31, 2023.	Management	For	Voted - For
5.	To reduce the voting power of UPS class A stock
	from 10 votes per share to one vote per share.	Shareholder	Against	Voted - For
6.	To adopt independently verified science-based
	greenhouse gas emissions reduction targets.	Shareholder	Against	Voted - Against
7.	To prepare a report on integrating GHG emissions
	reductions targets into executive compensation.	Shareholder	Against	Voted - Against
8.	To prepare a report on addressing the impact of
UPS's climate change strategy on relevant

Cambiar Opportunity Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
stakeholders consistent with the "Just Transition"
	guidelines.	Shareholder	Against	Voted - Against
9.	To prepare a report on risks or costs caused by
	state policies restricting reproductive rights.	Shareholder	Against	Voted - Against
10.	To prepare a report on the impact of UPS's DE&I
policies on civil rights, non-discrimination and
	returns to merit, and the company's business.	Shareholder	Against	Voted - Against
11.	To prepare an annual report on the effectiveness of
	UPS's diversity, equity and inclusion efforts.	Shareholder	Against	Voted - Against
WELLTOWER INC.
Security ID: 95040Q104
Meeting Date: 23-May-23	Meeting Type: Annual
1a.	Election of Director: Kenneth J. Bacon	Management	For	Voted - For
1b.	Election of Director: Karen B. DeSalvo	Management	For	Voted - For
1c.	Election of Director: Philip L. Hawkins	Management	For	Voted - For
1d.	Election of Director: Dennis G. Lopez	Management	For	Voted - For
1e.	Election of Director: Shankh Mitra	Management	For	Voted - For
1f.	Election of Director: Ade J. Patton	Management	For	Voted - For
1g.	Election of Director: Diana W. Reid	Management	For	Voted - For
1h.	Election of Director: Sergio D. Rivera	Management	For	Voted - For
1i.	Election of Director: Johnese M. Spisso	Management	For	Voted - For
1j.	Election of Director: Kathryn M. Sullivan	Management	For	Voted - For
2.	The ratification of the appointment of Ernst &
Young LLP as independent registered public
accounting firm for the year ending December 31,
	2023.	Management	For	Voted - For
3.	The approval, on an advisory basis, of the
compensation of our named executive officers as
	disclosed in the 2023 Proxy Statement.	Management	For	Voted - Against
4.	An advisory vote on the frequency of future
	advisory votes on executive compensation.	Management	1 Year	Voted - 1 Year

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
ADDUS HOMECARE CORPORATION
Security ID: 006739106
Meeting Date: 14-Jun-23	Meeting Type: Annual
1.1	Director: Heather Dixon	Management	For	Voted - For
1.2	Director: Michael Earley	Management	For	Voted - For
1.3	Director: Veronica Hill-Milbourne	Management	For	Voted - For
2.	To ratify the appointment of PricewaterhouseCoopers
LLP, an independent registered public accounting
firm, as our independent auditor for the fiscal
	year ending December 31, 2023.	Management	For	Voted - For
3.	To approve, on an advisory, non-binding basis, the
	compensation of the named executive officers.	Management	For	Voted - For
4.	To approve the Addus HomeCare Corporation Amended
	and Restated 2017 Omnibus Incentive Plan.	Management	For	Voted - For
ADVANCED ENERGY INDUSTRIES, INC.
Security ID: 007973100
Meeting Date: 27-Apr-23	Meeting Type: Annual
1a.	Election of Director: Grant H. Beard (Chairman)	Management	For	Voted - For
1b.	Election of Director: Frederick A. Ball	Management	For	Voted - For
1c.	Election of Director: Anne T. DelSanto	Management	For	Voted - For
1d.	Election of Director: Tina M. Donikowski	Management	For	Voted - For
1e.	Election of Director: Ronald C. Foster	Management	For	Voted - For
1f.	Election of Director: Stephen D. Kelley	Management	For	Voted - For
1g.	Election of Director: Lanesha T. Minnix	Management	For	Voted - For
1h.	Election of Director: David W. Reed	Management	For	Voted - For
1i.	Election of Director: John A. Roush	Management	For	Voted - For
1j.	Election of Director: Brian M. Shirley	Management	For	Voted - For
2.	Ratification of the appointment of Ernst & Young
LLP as Advanced Energy's independent registered
	public accounting firm for 2023.	Management	For	Voted - For
3.	Advisory approval on the compensation of our named
	executive officers.	Management	For	Voted - For
4.	Advisory vote on the frequency of future advisory
	votes on executive compensation.	Management	1 Year	Voted - 1 Year
5.	Approval of Advanced Energy's 2023 Omnibus
	Incentive Plan.	Management	For	Voted - For
ALAMO GROUP INC.
Security ID: 011311107
Meeting Date: 04-May-23	Meeting Type: Annual
1a.	Election of Director: Roderick R. Baty	Management	For	Voted - For
1b.	Election of Director: Robert P. Bauer	Management	For	Voted - For

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
1c.	Election of Director: Eric P. Etchart	Management	For	Voted - For
1d.	Election of Director: Nina C. Grooms	Management	For	Voted - For
1e.	Election of Director: Tracy C. Jokinen	Management	For	Voted - For
1f.	Election of Director: Jeffery A. Leonard	Management	For	Voted - For
1g.	Election of Director: Richard W. Parod	Management	For	Voted - For
1h.	Election of Director: Lorie L. Tekorius	Management	For	Voted - For
2.	Proposal FOR approval of the advisory vote on the
	compensation of the named executive officers.	Management	For	Voted - For
3.	Proposal FOR approval, on an advisory basis, of
annually as the frequency with which to hold an
advisory vote concerning the compensation of the
	named executive officers.	Management	1 Year	Voted - 1 Year
4.	Proposal FOR ratification of the appointment of
KPMG LLP as the Company's Independent Auditors for
	the fiscal year ending December 31, 2023.	Management	For	Voted - For
AVISTA CORP.
Security ID: 05379B107
Meeting Date: 11-May-23	Meeting Type: Annual
1a.	Election of Director: Julie A. Bentz	Management	For	Voted - For
1b.	Election of Director: Donald C. Burke	Management	For	Voted - For
1c.	Election of Director: Kevin B. Jacobsen	Management	For	Voted - For
1d.	Election of Director: Rebecca A. Klein	Management	For	Voted - For
1e.	Election of Director: Sena M. Kwawu	Management	For	Voted - For
1f.	Election of Director: Scott H. Maw	Management	For	Voted - For
1g.	Election of Director: Scott L. Morris	Management	For	Voted - For
1h.	Election of Director: Jeffry L. Philipps	Management	For	Voted - For
1i.	Election of Director: Heidi B. Stanley	Management	For	Voted - For
1j.	Election of Director: Dennis P. Vermillion	Management	For	Voted - For
1k.	Election of Director: Janet D. Widmann	Management	For	Voted - For
2.	Ratification of the appointment of Deloitte &
Touche LLP as the Company's independent registered
	public accounting firm for 2023.	Management	For	Voted - For
3.	Advisory (non-binding) vote on executive
	compensation.	Management	For	Voted - For
4.	Advisory (non-binding) vote to conduct an advisory
(non- binding) vote on executive compensation every
	year.	Management	For	Voted - For
AXIS CAPITAL HOLDINGS LIMITED
Security ID: G0692U109
Meeting Date: 04-May-23	Meeting Type: Annual
1.1	Election of Director: W. Marston Becker	Management	For	Voted - For
1.2	Election of Director: Michael Millegan	Management	For	Voted - For
1.3	Election of Director: Thomas C. Ramey	Management	For	Voted - For
1.4	Election of Director: Lizabeth H. Zlatkus	Management	For	Voted - For

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
2.	To approve, by non-binding vote, the compensation
	paid to our named executive officers.	Management	For	Voted - Against
3.	To determine, by non-binding vote, whether a
shareholder vote to approve the compensation of our
named executive officers should occur every one,
	two or three years.	Management	1 Year	Voted - 1 Year
4.	To approve an amendment to our Amended and Restated
2017 Long- Term Equity Compensation Plan,
increasing the aggregate number of shares of common
	stock authorized for issuance.	Management	For	Voted - For
5.	To appoint Deloitte Ltd., Hamilton, Bermuda, to act
as our independent registered public accounting
firm for the fiscal year ending December 31, 2023
and to authorize the Board of Directors, acting
through the Audit Committee, to set the fees for
	the independent registered public accounting firm.	Management	For	Voted - For
BWX TECHNOLOGIES, INC.
Security ID: 05605H100
Meeting Date: 03-May-23	Meeting Type: Annual
1a.	Election of Director to hold office until 2024: Jan
	A. Bertsch	Management	For	Voted - For
1b.	Election of Director to hold office until 2024:
	Gerhard F. Burbach	Management	For	Voted - For
1c.	Election of Director to hold office until 2024: Rex
	D. Geveden	Management	For	Voted - For
1d.	Election of Director to hold office until 2024:
	James M. Jaska	Management	For	Voted - For
1e.	Election of Director to hold office until 2024:
	Kenneth J. Krieg	Management	For	Voted - For
1f.	Election of Director to hold office until 2024:
	Leland D. Melvin	Management	For	Voted - For
1g.	Election of Director to hold office until 2024:
	Robert L. Nardelli	Management	For	Voted - For
1h.	Election of Director to hold office until 2024:
	Barbara A. Niland	Management	For	Voted - For
1i.	Election of Director to hold office until 2024:
	John M. Richardson	Management	For	Voted - For
2.	Advisory vote on compensation of our Named
	Executive Officers.	Management	For	Voted - For
3.	Advisory vote on the frequency of the advisory vote
	on the compensation of our Named Executive Officers.	Management	1 Year	Voted - 1 Year
4.	Ratification of Appointment of Independent
Registered Public Accounting Firm for the year
	ending December 31, 2023.	Management	For	Voted - For

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
CERENCE INC.
Security ID: 156727109
Meeting Date: 09-Feb-23	Meeting Type: Annual
1.1	Election of Class III Director: Arun Sarin	Management	For	Voted - For
1.2	Election of Class III Director: Kristi Ann Matus	Management	For	Voted - For
1.3	Election of Class III Director: Stefan Ortmanns	Management	For	Voted - For
1.4	Election of Class III Director: Sanjay Jha	Management	For	Voted - For
1.5	Election of Class III Director: Marianne Budnik	Management	For	Voted - For
1.6	Election of Class III Director: Alfred Nietzel	Management	For	Voted - For
1.7	Election of Class III Director: Douglas Davis	Management	For	Voted - For
1.8	Election of Class III Director: Thomas Beaudoin	Management	For	Voted - For
2.	Ratification of the appointment of BDO USA, LLP as
the Company's independent registered public
accounting firm for the fiscal year ending
	September 30, 2023.	Management	For	Voted - For
3.	Approval, on a non-binding, advisory basis, of the
compensation of the Company's named executive
	officers, as disclosed in the proxy statement.	Management	For	Voted - For
DIODES INCORPORATED
Security ID: 254543101
Meeting Date: 23-May-23	Meeting Type: Annual
1.1	Election of Director: Elizabeth (Beth) Bull	Management	For	Voted - For
1.2	Election of Director: Angie Chen Button	Management	For	Voted - For
1.3	Election of Director: Warren Chen	Management	For	Voted - For
1.4	Election of Director: Michael R. Giordano	Management	For	Voted - For
1.5	Election of Director: Keh-Shew Lu	Management	For	Voted - For
1.6	Election of Director: Peter M. Menard	Management	For	Voted - For
1.7	Election of Director: Christina Wen-Chi Sung	Management	For	Voted - For
2.	Approval of Executive Compensation. To approve, on
an advisory basis, the Company's executive
	compensation.	Management	For	Voted - For
3.	Frequency of Advisory Vote on Executive
Compensation. To consider an advisory vote on the
frequency of the stockholder advisory vote on
executive compensation on a three-, two- or one-
	year basis.	Management	1 Year	Voted - 1 Year
4.	Ratification of Appointment of Independent
Registered Public Accounting Firm. To ratify
appointment of Moss Adams LLP as the Company's
independent registered public accounting firm for
	the fiscal year ending December 31, 2023.	Management	For	Voted - For

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
ENVESTNET, INC.
Security ID: 29404K106
Meeting Date: 15-Jun-23	Meeting Type: Annual
1.1	Director: Luis Aguilar	Management	For	Voted - For
1.2	Director: Gayle Crowell	Management	For	Voted - For
1.3	Director: James Fox	Management	For	Voted - For
2.	The approval, on an advisory basis, of 2022
	executive compensation.	Management	For	Voted - For
3.	The approval, on an advisory basis, on the
frequency of the advisory vote on executive
	compensation.	Management	1 Year	Voted - 1 Year
4.	The ratification of KPMG LLP as the independent
registered public accounting firm for the fiscal
	year ending December 31, 2023.	Management	For	Voted - For
EXELIXIS, INC.
Security ID: 30161Q104
Meeting Date: 31-May-23	Meeting Type: Contested-annual
1A.	Farallon Nominee: Thomas J. Heyman	Management	For	Voted - For
1B.	Farallon Nominee: David E. Johnson	Management	For	Voted - For
1C.	Farallon Nominee: Robert "Bob" Oliver, Jr.	Management	For	Voted - For
1D.	Unopposed Company Nominee: Maria C. Freire	Management	For	Voted - For
1E.	Unopposed Company Nominee: Alan M. Garber	Management	For	Voted - For
1F.	Unopposed Company Nominee: Michael M. Morrissey	Management	For	Voted - For
1G.	Unopposed Company Nominee: Stelios Papadopoulos	Management	For	Voted - For
1H.	Unopposed Company Nominee: George Poste	Management	For	Voted - For
1I.	Unopposed Company Nominee: Julie Anne Smith	Management	For	Voted - For
1J.	Unopposed Company Nominee: Jacqueline Wright	Management	For	Voted - For
1K.	Unopposed Company Nominee: Jack L. Wyszomierski	Management	For	Voted - For
1L.	Opposed Company Nominee: Lance Willsey	Management	For	Voted - Withheld
2.	To ratify the selection by the Audit Committee of
the Board of Directors of Ernst & Young LLP as the
Company's independent registered public accounting
	firm for the fiscal year ending December 29, 2023.	Management	For	Voted - For
3.	To approve, on an advisory basis, the compensation
	of the Company's named executive officers.	Management	Against	Voted - For
4.	To indicate, on an advisory basis, the preferred
frequency of shareholder advisory votes on the
compensation of the Company's named executive
	officers.	Management	1 Year	Voted - 1 Year

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
FIRST AMERICAN FINANCIAL CORPORATION
Security ID: 31847R102
Meeting Date: 09-May-23	Meeting Type: Annual
1.1	Election of Class I Director: Kenneth D. DeGiorgio	Management	For	Voted - For
1.2	Election of Class I Director: James L. Doti	Management	For	Voted - For
1.3	Election of Class I Director: Michael D. McKee	Management	For	Voted - For
1.4	Election of Class I Director: Marsha A. Spence	Management	For	Voted - For
2.	Advisory vote to approve executive compensation.	Management	For	Voted - For
3.	Advisory vote to recommend whether a stockholder
vote to approve the Company's executive
compensation should occur every one, two or three
	years.	Management	1 Year	Voted - 1 Year
4.	To approve the amendment and restatement of the
	2020 Incentive Compensation Plan.	Management	For	Voted - For
5.	To ratify the selection of PricewaterhouseCoopers
LLP as the Company's independent registered public
accounting firm for the fiscal year ending December
	31, 2023.	Management	For	Voted - For
FORRESTER RESEARCH, INC.
Security ID: 346563109
Meeting Date: 09-May-23	Meeting Type: Annual
1.1	Director: David Boyce	Management	For	Voted - For
1.2	Director: Neil Bradford	Management	For	Voted - For
1.3	Director: George F. Colony	Management	For	Voted - For
1.4	Director: Anthony Friscia	Management	For	Voted - For
1.5	Director: Robert M. Galford	Management	For	Voted - For
1.6	Director: Warren Romine	Management	For	Voted - For
1.7	Director: Gretchen Teichgraeber	Management	For	Voted - For
1.8	Director: Yvonne Wassenaar	Management	For	Voted - For
2.	To approve an amendment and restatement of the
Forrester Research, Inc. Amended and Restated
	Equity Incentive Plan.	Management	For	Voted - Against
3.	To ratify the selection of PricewaterhouseCoopers
LLP as the Company's independent registered public
	accounting firm for fiscal 2023.	Management	For	Voted - For
4.	To approve, by non-binding vote, executive
	compensation.	Management	For	Voted - For
5.	To recommend, by non-binding vote, the frequency of
	executive compensation non-binding votes.	Management	For	Voted - 3 Years

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
FORWARD AIR CORPORATION
Security ID: 349853101
Meeting Date: 09-May-23	Meeting Type: Annual
1.1	Director: Ronald W. Allen	Management	For	Voted - For
1.2	Director: Ana B. Amicarella	Management	For	Voted - For
1.3	Director: Valerie A. Bonebrake	Management	For	Voted - For
1.4	Director: C. Robert Campbell	Management	For	Voted - For
1.5	Director: R. Craig Carlock	Management	For	Voted - For
1.6	Director: G. Michael Lynch	Management	For	Voted - For
1.7	Director: George S. Mayes, Jr.	Management	For	Voted - For
1.8	Director: Chitra Nayak	Management	For	Voted - For
1.9	Director: Scott M. Niswonger	Management	For	Voted - For
1.10	Director: Javier Polit	Management	For	Voted - For
1.11	Director: Thomas Schmitt	Management	For	Voted - For
1.12	Director: Laurie A. Tucker	Management	For	Voted - For
2.	To ratify the appointment of Ernst & Young LLP as
the independent registered public accounting firm
	of the Company.	Management	For	Voted - For
3.	To approve, on a non-binding, advisory basis, the
compensation of the named executive officers (the
	"say on pay vote").	Management	For	Voted - For
4.	To approve, on a non-binding advisory basis,
whether future say on pay votes should occur every
one, two or three years (the "say on frequency
	vote").	Management	1 Year	Voted - 1 Year
FRONTDOOR, INC.
Security ID: 35905A109
Meeting Date: 11-May-23	Meeting Type: Annual
1a.	Election of Class II Director to serve for a
	one-year term: William C. Cobb	Management	For	Voted - For
1b.	Election of Class II Director to serve for a
	one-year term: D. Steve Boland	Management	For	Voted - For
1c.	Election of Class II Director to serve for a
	one-year term: Anna C. Catalano	Management	For	Voted - For
1d.	Election of Class II Director to serve for a
	one-year term: Peter L. Cella	Management	For	Voted - For
1e.	Election of Class II Director to serve for a
	one-year term: Christopher L. Clipper	Management	For	Voted - For
1f.	Election of Class II Director to serve for a
	one-year term: Brian P. McAndrews	Management	For	Voted - For
1g.	Election of Class II Director to serve for a
	one-year term: Liane J. Pelletier	Management	For	Voted - For
2.	To ratify the selection of Deloitte & Touche LLP as
the Company's independent registered public
	accounting firm for fiscal 2023.	Management	For	Voted - For

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
3.	Advisory vote to approve the Company's named
	executive officer compensation.	Management	For	Voted - For
GENTEX CORPORATION
Security ID: 371901109
Meeting Date: 18-May-23	Meeting Type: Annual
1.1	Director: Mr. Joseph Anderson	Management	For	Voted - For
1.2	Director: Ms. Leslie Brown	Management	For	Voted - For
1.3	Director: Mr. Garth Deur	Management	For	Voted - For
1.4	Director: Mr. Steve Downing	Management	For	Voted - For
1.5	Director: Mr. Gary Goode	Management	For	Voted - For
1.6	Director: Mr. Richard Schaum	Management	For	Voted - For
1.7	Director: Ms. Kathleen Starkoff	Management	For	Voted - For
1.8	Director: Mr. Brian Walker	Management	For	Voted - For
1.9	Director: Dr. Ling Zang	Management	For	Voted - For
2.	To ratify the appointment of Ernst & Young LLP as
the Company's auditors for the fiscal year ending
	December 31, 2023.	Management	For	Voted - For
3.	To approve, on an advisory basis, compensation of
	the Company's named executive officers.	Management	For	Voted - For
4.	To determine, on an advisory basis, whether future
shareholder advisory votes on named executive
officer compensation should occur every one, two,
	or three years.	Management	For	Voted - Abstain
HEALTHCARE SERVICES GROUP, INC.
Security ID: 421906108
Meeting Date: 30-May-23	Meeting Type: Annual
1.1	Election of Director: Diane S. Casey	Management	For	Voted - For
1.2	Election of Director: Daniela Castagnino	Management	For	Voted - For
1.3	Election of Director: Robert L. Frome	Management	For	Voted - For
1.4	Election of Director: Laura Grant	Management	For	Voted - For
1.5	Election of Director: John J. McFadden	Management	For	Voted - For
1.6	Election of Director: Dino D. Ottaviano	Management	For	Voted - For
1.7	Election of Director: Kurt Simmons, Jr.	Management	For	Voted - For
1.8	Election of Director: Jude Visconto	Management	For	Voted - For
1.9	Election of Director: Theodore Wahl	Management	For	Voted - For
2.	To approve and ratify the selection of Grant
Thornton LLP as the independent registered public
accounting firm of the Company for its current
	fiscal year ending December 31, 2023.	Management	For	Voted - For
3.	To approve an amendment to the Company's 2020
Omnibus Incentive Plan to increase the number of
shares of our common stock authorized for issuance
	by 2,500,000 shares.	Management	For	Voted - For
4.	To consider an advisory vote on a non-binding
resolution to approve the compensation of certain

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
of our executive officers disclosed in this Proxy
	Statement.	Management	For	Voted - For
5.	To consider an advisory vote on the frequency of
	future shareholder advice on executive compensation.	Management	1 Year	Voted - 1 Year
HEALTHEQUITY, INC.
Security ID: 42226A107
Meeting Date: 22-Jun-23	Meeting Type: Annual
1a.	Election of Director to hold office until the 2024
	Annual Meeting: Robert Selander	Management	For	Voted - For
1b.	Election of Director to hold office until the 2024
	Annual Meeting: Jon Kessler	Management	For	Voted - For
1c.	Election of Director to hold office until the 2024
	Annual Meeting: Stephen Neeleman, M.D.	Management	For	Voted - For
1d.	Election of Director to hold office until the 2024
	Annual Meeting: Paul Black	Management	For	Voted - For
1e.	Election of Director to hold office until the 2024
	Annual Meeting: Frank Corvino	Management	For	Voted - For
1f.	Election of Director to hold office until the 2024
	Annual Meeting: Adrian Dillon	Management	For	Voted - For
1g.	Election of Director to hold office until the 2024
	Annual Meeting: Evelyn Dilsaver	Management	For	Voted - For
1h.	Election of Director to hold office until the 2024
	Annual Meeting: Debra McCowan	Management	For	Voted - For
1i.	Election of Director to hold office until the 2024
	Annual Meeting: Rajesh Natarajan	Management	For	Voted - For
1j.	Election of Director to hold office until the 2024
	Annual Meeting: Stuart Parker	Management	For	Voted - For
1k.	Election of Director to hold office until the 2024
	Annual Meeting: Gayle Wellborn	Management	For	Voted - For
2.	To ratify the appointment of PricewaterhouseCoopers
LLP as our independent registered public accounting
	firm for our fiscal year ending January 31, 2024	Management	For	Voted - For
3.	To approve, on a non-binding, advisory basis, the
fiscal 2023 compensation paid to our named
	executive officers.	Management	For	Voted - For
4.	To approve, on a non-binding, advisory basis, the
frequency of future advisory votes on the
	compensation paid to our named executive officers.	Management	1 Year	Voted - 1 Year
HEALTHSTREAM, INC.
Security ID: 42222N103
Meeting Date: 25-May-23	Meeting Type: Annual
1.1	Election of Class II Director to hold office for a
	term of three (3) years: Jeffrey L. McLaren	Management	For	Voted - For
1.2	Election of Class II Director to hold office for a
	term of three (3) years: Linda E. Rebrovick	Management	For	Voted - For

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
2.	To ratify the appointment of Ernst & Young LLP as
the Company's independent registered public
accounting firm for the fiscal year ending December
	31, 2023.	Management	For	Voted - For
3.	To approve, on an advisory basis, the compensation
of the Company's named executive officers as
	described in the Company's proxy statement.	Management	For	Voted - For
ICU MEDICAL, INC.
Security ID: 44930G107
Meeting Date: 17-May-23	Meeting Type: Annual
1.1	Director: Vivek Jain	Management	For	Voted - For
1.2	Director: George A. Lopez, M.D.	Management	For	Voted - For
1.3	Director: David C. Greenberg	Management	For	Voted - For
1.4	Director: Elisha W. Finney	Management	For	Voted - For
1.5	Director: David F. Hoffmeister	Management	For	Voted - For
1.6	Director: Donald M. Abbey	Management	For	Voted - For
1.7	Director: Laurie Hernandez	Management	For	Voted - For
1.8	Director: Kolleen T. Kennedy	Management	For	Voted - For
1.9	Director: William Seeger	Management	For	Voted - For
2.	To approve an amendment to the Amended and Restated
	ICU Medical, Inc. 2011 Stock Incentive Plan.	Management	For	Voted - For
3.	To ratify the selection of Deloitte & Touche LLP as
the independent registered public accounting firm
for the Company for the year ending December 31,
	2023.	Management	For	Voted - For
4.	To approve named executive officer compensation on
	an advisory basis.	Management	For	Voted - For
5.	Approve, on an advisory basis, the frequency of
future advisory votes on named executive officer
	compensation.	Management	1 Year	Voted - 1 Year
IDACORP, INC.
Security ID: 451107106
Meeting Date: 18-May-23	Meeting Type: Annual
1a.	Election of Director for one year term: Odette C.
	Bolano	Management	For	Voted - For
1b.	Election of Director for one year term: Richard J.
	Dahl	Management	For	Voted - For
1c.	Election of Director for one year term: Annette G.
	Elg	Management	For	Voted - For
1d.	Election of Director for one year term: Lisa A. Grow	Management	For	Voted - For
1e.	Election of Director for one year term: Ronald W.
	Jibson	Management	For	Voted - For
1f.	Election of Director for one year term: Judith A.
	Johansen	Management	For	Voted - For

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
1g.	Election of Director for one year term: Dennis L.
	Johnson	Management	For	Voted - For
1h.	Election of Director for one year term: Nate R.
	Jorgensen	Management	For	Voted - For
1i.	Election of Director for one year term: Jeff C.
	Kinneeveauk	Management	For	Voted - For
1j.	Election of Director for one year term: Susan D.
	Morris	Management	For	Voted - For
1k.	Election of Director for one year term: Richard J.
	Navarro	Management	For	Voted - For
1l.	Election of Director for one year term: Dr. Mark T.
	Peters	Management	For	Voted - For
2.	Advisory resolution to approve executive
	compensation	Management	For	Voted - For
3.	Advisory vote on the frequency of future advisory
	votes on executive compensation	Management	1 Year	Voted - 1 Year
4.	Ratify the appointment of Deloitte & Touche LLP as
our independent registered public accounting firm
	for the year ending December 31, 2023	Management	For	Voted - For
INNOVAGE HOLDING CORP.
Security ID: 45784A104
Meeting Date: 13-Dec-22	Meeting Type: Annual
1a.	Election of Director: James Carlson	Management	For	Voted - For
1b.	Election of Director: Caroline Dechert	Management	For	Voted - For
1c.	Election of Director: Pavithra Mahesh	Management	For	Voted - For
1d.	Election of Director: Richard Zoretic	Management	For	Voted - For
2.	The ratification of the appointment of Deloitte &
Touche LLP as the Company's independent registered
public accounting firm for the year ending June 30,
	2023.	Management	For	Voted - For
INSPERITY, INC.
Security ID: 45778Q107
Meeting Date: 22-May-23	Meeting Type: Annual
1.1	Election of Class I Director: Timothy T. Clifford	Management	For	Voted - For
1.2	Election of Class I Director: Ellen H. Masterson	Management	For	Voted - For
1.3	Election of Class I Director: Latha Ramchand	Management	For	Voted - For
2.	Approval of the Insperity, Inc. Incentive Plan	Management	For	Voted - For
3.	Advisory vote to approve the Company's executive
	compensation ("say on pay")	Management	For	Voted - Against
4.	Advisory vote on the frequency of holding the
	advisory vote on executive compensation	Management	1 Year	Voted - 1 Year
5.	Ratification of the appointment of Ernst & Young
LLP as the Company's independent registered public
accounting firm for the year ending December 31,
	2023	Management	For	Voted - For

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
JAMES RIVER GROUP HOLDINGS, LTD.
Security ID: G5005R107
Meeting Date: 25-Oct-22	Meeting Type: Annual
1.1	Director: Peter B. Migliorato*	Management	For	Voted - For
1.2	Director: Ollie L. Sherman Jr.*	Management	For	Voted - For
1.3	Director: Kirstin M. Gould+	Management	For	Voted - For
1.4	Director: Michael T. Oakes#	Management	For	Voted - For
2.	To approve a proposal to amend the Third Amended
and Restated Bye-laws of the Company (the
	"Bye-laws") to declassify the Board of Directors.	Management	For	Voted - For
3.	To approve the re-appointment of Ernst & Young LLP,
an independent registered public accounting firm,
as our independent auditor to serve until the 2023
annual general meeting of shareholders and
authorization of our Board of Directors, acting by
the Audit Committee, to determine the independent
	auditor's remuneration.	Management	For	Voted - For
4.	To approve, on a non-binding, advisory basis, the
	2021 compensation of our named executive officers.	Management	For	Voted - For
5.	To approve a proposal to amend the Bye-laws to
implement majority voting in uncontested director
	elections.	Management	For	Voted - For
6.	To approve a proposal to amend the Bye-laws to
provide a range in the size of the Board of
Directors of 5 to 15 directors, with the exact
number to be determined by the Board of Directors
	from time to time.	Management	For	Voted - For
7.	To approve a proposal to amend the Bye-laws to
remove supermajority voting requirements for the
amendment of certain provisions of the Bye-laws and
	the Memorandum of Association.	Management	For	Voted - For
8.	To approve a proposal to amend the Bye-laws to
provide that shareholder approval of mergers and
amalgamations shall require approval of a majority
of the voting power attached to all issued and
outstanding shares entitled to a vote at a general
	or special meeting at which a quorum is present.	Management	For	Voted - For
9.	To approve a proposal to amend the Bye-laws to
remove the voting cutback and pass-through voting
	with respect to our subsidiaries.	Management	For	Voted - For
10.	To approve a proposal to amend the Bye-laws to
remove provisions pertaining to our former largest
	shareholders.	Management	For	Voted - For
11.	To approve a proposal to amend the Bye-laws for
	general updates.	Management	For	Voted - For
12.	To approve a proposal to amend the James River
	Group Holdings, Ltd. 2014 Long-Term Incentive Plan.	Management	For	Voted - For

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
JOHNSON OUTDOORS INC.
Security ID: 479167108
Meeting Date: 01-Mar-23	Meeting Type: Annual
1.1	Director: Paul G. Alexander	Management	For	Voted - For
1.2	Director: John M. Fahey, Jr.	Management	For	Voted - For
2.	To ratify the appointment of RSM US LLP, an
independent registered public accounting firm, as
auditors of the Company for its fiscal year ending
	September 29, 2023.	Management	For	Voted - For
3.	To approve a non-binding advisory proposal on
	executive compensation.	Management	For	Voted - For
4.	To approve a non-binding advisory proposal on the
frequency of future advisory votes on executive
	compensation.	Management	1 Year	Voted - 1 Year
5.	To consider and act on a proposal to adopt and
approve the Johnson Outdoors Inc. 2023 Non-Employee
	Director Stock Ownership Plan.	Management	For	Voted - For
M.D.C. HOLDINGS, INC.
Security ID: 552676108
Meeting Date: 17-Apr-23	Meeting Type: Annual
1.1	Director: Rafay Farooqui	Management	For	Voted - For
1.2	Director: David D. Mandarich	Management	For	Voted - For
1.3	Director: Paris G. Reece III	Management	For	Voted - For
1.4	Director: David Siegel	Management	For	Voted - For
2.	To approve an advisory proposal regarding the
compensation of the Company's named executive
	officers (Say on Pay).	Management	For	Voted - Against
3.	An advisory vote regarding the frequency of
submission to shareholders of advisory "Say on Pay"
	proposals.	Management	1 Year	Voted - 1 Year
4.	To approve an amendment to the M.D.C. Holdings,
Inc. 2021 Equity Incentive Plan to increase the
	shares authorized for issuance under the plan.	Management	For	Voted - For
5.	To ratify the selection of Ernst & Young LLP as the
Company's independent registered public accounting
	firm for the 2023 fiscal year.	Management	For	Voted - For
MAGNOLIA OIL & GAS CORPORATION
Security ID: 559663109
Meeting Date: 03-May-23	Meeting Type: Annual
1a.	Election of Director: Christopher G. Stavros	Management	For	Voted - For
1b.	Election of Director: Arcilia C. Acosta	Management	For	Voted - For
1c.	Election of Director: Angela M. Busch	Management	For	Voted - For
1d.	Election of Director: Edward P. Djerejian	Management	For	Voted - For

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
1e.	Election of Director: James R. Larson	Management	For	Voted - For
1f.	Election of Director: Dan F. Smith	Management	For	Voted - For
1g.	Election of Director: John B. Walker	Management	For	Voted - For
2.	Approval of the advisory, non-binding resolution
regarding the compensation of our named executive
	officers for 2022 ("say-on-pay vote")	Management	For	Voted - For
3.	Ratification of appointment of KPMG LLP as our
independent registered public accounting firm for
	the 2023 fiscal year	Management	For	Voted - For
MANPOWERGROUP INC.
Security ID: 56418H100
Meeting Date: 05-May-23	Meeting Type: Annual
1A.	Election of Director: Jean-Philippe Courtois	Management	For	Voted - For
1B.	Election of Director: William Downe	Management	For	Voted - For
1C.	Election of Director: John F. Ferraro	Management	For	Voted - For
1D.	Election of Director: William P. Gipson	Management	For	Voted - For
1E.	Election of Director: Patricia Hemingway Hall	Management	For	Voted - For
1F.	Election of Director: Julie M. Howard	Management	For	Voted - For
1G.	Election of Director: Ulice Payne, Jr.	Management	For	Voted - For
1H.	Election of Director: Muriel Pénicaud	Management	For	Voted - For
1I.	Election of Director: Jonas Prising	Management	For	Voted - For
1J.	Election of Director: Paul Read	Management	For	Voted - For
1K.	Election of Director: Elizabeth P. Sartain	Management	For	Voted - For
1L.	Election of Director: Michael J. Van Handel	Management	For	Voted - For
2.	Ratification of Deloitte & Touche LLP as our
	independent auditors for 2023.	Management	For	Voted - For
3.	Advisory vote to approve the compensation of our
	named executive officers.	Management	For	Voted - Against
4.	Advisory vote on the frequency of the advisory vote
	on the compensation of our named executive officers.	Management	1 Year	Voted - 1 Year
MARCUS & MILLICHAP, INC.
Security ID: 566324109
Meeting Date: 02-May-23	Meeting Type: Annual
1.1	Director: Norma J. Lawrence	Management	For	Voted - For
1.2	Director: Hessam Nadji	Management	For	Voted - For
2.	To ratify the appointment of Ernst & Young LLP as
the Company's independent registered public
accounting firm for the year ending December 31,
	2023.	Management	For	Voted - For
3.	To approve, on an advisory basis, the compensation
of the Company's named executive officers as
	disclosed in the proxy statement.	Management	For	Voted - Against

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
MERCURY SYSTEMS, INC.
Security ID: 589378108
Meeting Date: 26-Oct-22	Meeting Type: Annual
1.1	Election of Class I Director to serve for a
	three-year term: William L. Ballhaus	Management	For	Voted - For
1.2	Election of Class I Director to serve for a
	three-year term: Lisa S. Disbrow	Management	For	Voted - For
1.3	Election of Class I Director to serve for a
	three-year term: Howard L. Lance	Management	For	Voted - For
2.	To approve, on an advisory basis, the compensation
	of our named executive officers.	Management	For	Voted - Against
3.	To approve our amended and restated 2018 stock
	incentive plan.	Management	For	Voted - For
4.	To ratify the appointment of KPMG LLP as our
independent registered public accounting firm for
	fiscal 2023.	Management	For	Voted - For
5.	To consider and act upon any other business that
may properly come before the meeting or any
	adjournment or postponement of the meeting.	Management	For	Voted - Against
MONARCH CASINO & RESORT, INC.
Security ID: 609027107
Meeting Date: 22-May-23	Meeting Type: Annual
1a.	Election of Director: Bob Farahi	Management	For	Voted - Against
1b.	Election of Director: Yvette E. Landau	Management	For	Voted - For
2.	To approve, on a non-binding, advisory basis, the
executive compensation of our named executive
	officers.	Management	For	Voted - For
3.	To recommend, by non-binding, advisory vote, the
	frequency of votes on executive compensation.	Management	For	Voted - 1 Year
NETSTREIT CORP.
Security ID: 64119V303
Meeting Date: 18-May-23	Meeting Type: Annual
1a.	Election of Director: Mark Manheimer	Management	For	Voted - For
1b.	Election of Director: Todd Minnis	Management	For	Voted - For
1c.	Election of Director: Michael Christodolou	Management	For	Voted - For
1d.	Election of Director: Heidi Everett	Management	For	Voted - For
1e.	Election of Director: Matthew Troxell	Management	For	Voted - For
1f.	Election of Director: Lori Wittman	Management	For	Voted - For
1g.	Election of Director: Robin Zeigler	Management	For	Voted - For
2.	Ratification of appointment of KPMG LLP as our
independent registered public accounting firm for
	2023.	Management	For	Voted - For

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
3.	Approval, on an advisory basis, of the compensation
	of NETSTREIT Corp.'s named executive officers.	Management	For	Voted - For
NUVASIVE, INC.
Security ID: 670704105
Meeting Date: 27-Apr-23	Meeting Type: Special
1.	To adopt the Agreement and Plan of Merger, dated
February 8, 2023 (which agreement is referred to as
the "Merger Agreement"), by and among Globus
Medical, Inc., Zebra Merger Sub, Inc., and
NuVasive, Inc. ("NuVasive"), as it may be amended
from time to time (which proposal is referred to as
	the "NuVasive Merger Proposal").	Management	For	Voted - For
2.	To approve, on a non-binding advisory basis, the
compensation that may be paid or become payable to
NuVasive named executive officers that is based on
or otherwise relates to the transactions
	contemplated by the Merger Agreement.	Management	For	Voted - Against
3.	To approve the adjournment of the NuVasive special
meeting, if necessary or appropriate, to solicit
additional proxies if there are insufficient votes
at the time of the NuVasive special meeting to
	approve the NuVasive Merger Proposal.	Management	For	Voted - For
Meeting Date: 09-Jun-23	Meeting Type: Annual
1.1	Election of Class I Director: J. Christopher Barry	Management	For	Voted - For
1.2	Election of Class I Director: Leslie V. Norwalk,
	Esq.	Management	For	Voted - Against
1.3	Election of Class I Director: Amy Belt Raimundo	Management	For	Voted - For
2.	Ratification of the appointment of Ernst & Young
LLP as the Company's independent registered public
accounting firm for the fiscal year ending December
	31, 2023.	Management	For	Voted - For
3.	Approval of a non-binding advisory resolution
regarding the compensation of the Company's named
executive officers for the fiscal year ended
	December 31, 2022.	Management	For	Voted - Against
4.	Approval of a non-binding advisory vote on the
frequency of the stockholders advisory vote on the
compensation of the Company's named executive
	officers.	Management	1 Year	Voted - 1 Year
PERFICIENT, INC.
Security ID: 71375U101
Meeting Date: 07-Jun-23	Meeting Type: Annual
1a.	Election of Director: Romil Bahl	Management	For	Voted - For
1b.	Election of Director: Jeffrey S. Davis	Management	For	Voted - For
1c.	Election of Director: Ralph C. Derrickson	Management	For	Voted - For

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
1d.	Election of Director: Jill A. Jones	Management	For	Voted - For
1e.	Election of Director: David S. Lundeen	Management	For	Voted - For
1f.	Election of Director: Brian L. Matthews	Management	For	Voted - For
1g.	Election of Director: Nancy C. Pechloff	Management	For	Voted - For
1h.	Election of Director: Gary M. Wimberly	Management	For	Voted - For
2.	Proposal to approve, on an advisory basis, the
frequency of the future advisory vote on executive
	compensation.	Management	1 Year	Voted - 1 Year
3.	Proposal to approve, on an advisory basis, a
resolution relating to the 2022 compensation of the
	named executive officers.	Management	For	Voted - For
4.	Proposal to approve the Third Amended and Restated
	Perficient, Inc. 2012 Long Term Incentive Plan.	Management	For	Voted - For
5.	Proposal to amend and restate the Company's
Certificate of Incorporation to permit the
	exculpation of officers.	Management	For	Voted - For
6.	Proposal to ratify KPMG LLP as Perficient, Inc.'s
independent registered public accounting firm for
	the 2023 fiscal year.	Management	For	Voted - For
PGT INNOVATIONS, INC.
Security ID: 69336V101
Meeting Date: 20-Jun-23	Meeting Type: Annual
1.1	Director: Richard D. Feintuch	Management	For	Voted - For
1.2	Director: Jeffrey T. Jackson	Management	For	Voted - For
1.3	Director: Brett N. Milgrim	Management	For	Voted - For
1.4	Director: Frances Powell Hawes	Management	For	Voted - For
2.	To approve the compensation of our Named Executive
	Officers on an advisory basis.	Management	For	Voted - For
3.	To ratify the appointment of Ernst & Young LLP as
our independent registered public accounting firm
	for the 2023 fiscal year.	Management	For	Voted - For
PROSPERITY BANCSHARES, INC.
Security ID: 743606105
Meeting Date: 18-Apr-23	Meeting Type: Annual
1.1	Election of Class I Director to serve until the
Company's 2026 annual meeting of shareholders:
	Kevin J. Hanigan	Management	For	Voted - For
1.2	Election of Class I Director to serve until the
Company's 2026 annual meeting of shareholders:
	William T. Luedke IV	Management	For	Voted - For
1.3	Election of Class I Director to serve until the
Company's 2026 annual meeting of shareholders:
	Perry Mueller, Jr.	Management	For	Voted - For
1.4	Election of Class I Director to serve until the
Company's 2026 annual meeting of shareholders:
	Harrison Stafford II	Management	For	Voted - For

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
1.5	Election of Class II Director to serve until the
Company's 2024 annual meeting of shareholders:
	Laura Murillo	Management	For	Voted - For
1.6	Election of Class III Director to serve until the
Company's 2025 annual meeting of shareholders:
	Ileana Blanco	Management	For	Voted - For
2.	Ratification of the appointment of Deloitte &
Touche LLP as the independent registered public
accounting firm of the Company for the year ending
	December 31, 2023.	Management	For	Voted - For
3.	Advisory approval of the compensation of the
	Company's named executive officers ("Say-On-Pay").	Management	For	Voted - For
4.	Advisory approval of the frequency of future
advisory votes on executive compensation
	("Say-On-Frequency").	Management	1 Year	Voted - 1 Year
RADA ELECTRONIC INDUSTRIES LTD.
Security ID: M81863124
Meeting Date: 14-Jul-22	Meeting Type: Annual
1a.	Re-election of Director for term expiring at 2023
	Annual General Meeting: YOSSI BEN SHALOM	Management	For	Voted - For
1b.	Re-election of Director for term expiring at 2023
	Annual General Meeting: JOSEPH WEISS	Management	For	Voted - For
1c.	Re-election of Director for term expiring at 2023
	Annual General Meeting: ALON DUMANIS	Management	For	Voted - For
1d.	Re-election of Director for term expiring at 2023
	Annual General Meeting: GUY ZUR	Management	For	Voted - For
1e.	Re-election of Director for term expiring at 2023
	Annual General Meeting: OFRA BROWN	Management	For	Voted - For
2.	To approve the terms of service including a grant
of options to purchase the Company's shares to
	certain directors.	Management	For	Voted - For
3.	To approve the grant of options to purchase the
Company's shares to Mr. Yossi Ben Shalom, the
	Chairman of the Company's Board of Directors.	Management	For	Voted - For
4.	To approve a grant of options to purchase the
Company's shares to Mr. Dov Sella, the Company's
	Chief Executive Officer.	Management	For	Voted - For
4a.	Are you (a) a controlling shareholder of the
Company; or (b) do you have a personal interest in
the approval of Item 4 as such terms are explained
in the proxy statement? "for" = yes or "against" =
	no.	Management	For	Take No Action
5.	To approve a grant of options to purchase our
	shares to certain executive officers.	Management	For	Voted - For
6.	To ratify and approve the reappointment of Kost
Forer Gabbay & Kasierer, registered public
accounting firm, a member firm of Ernst & Young
Global, as the Company's independent registered
public accountants for the year ending December 31,
2022 and to authorize the Company's Board of

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
Directors to determine their compensation based on
	the recommendation of the Company's Audit Committee.	Management	For	Voted - For
RAMBUS INC.
Security ID: 750917106
Meeting Date: 27-Apr-23	Meeting Type: Annual
1a.	Election of Class II Director: Emiko Higashi	Management	For	Voted - For
1b.	Election of Class II Director: Steven Laub	Management	For	Voted - For
1c.	Election of Class II Director: Eric Stang	Management	For	Voted - For
2.	Ratification of PricewaterhouseCoopers LLP as the
Company's independent registered public accounting
	firm for the fiscal year ending December 31, 2023.	Management	For	Voted - For
3.	Advisory vote to approve named executive officer
	compensation.	Management	For	Voted - For
4.	Advisory vote on the frequency of holding an
advisory vote on named executed officer
	compensation.	Management	1 Year	Voted - 1 Year
5.	Amendment of the Rambus 2015 Equity Incentive Plan
to increase the number of shares reserved for
issuance thereunder by 5,210,000 and adopt a new
	ten-year term.	Management	For	Voted - For
6.	Amendment and restatement of the Company's Amended
and Restated Certificate of Incorporation, as
amended, to reflect recently adopted Delaware law
	provisions regarding officer exculpation.	Management	For	Voted - For
REINSURANCE GROUP OF AMERICA, INC.
Security ID: 759351604
Meeting Date: 24-May-23	Meeting Type: Annual
1a.	Election of Director: Pina Albo	Management	For	Voted - For
1b.	Election of Director: Tony Cheng	Management	For	Voted - For
1c.	Election of Director: John J. Gauthier	Management	For	Voted - For
1d.	Election of Director: Patricia L. Guinn	Management	For	Voted - For
1e.	Election of Director: Anna Manning	Management	For	Voted - For
1f.	Election of Director: Hazel M. McNeilage	Management	For	Voted - For
1g.	Election of Director: George Nichols III	Management	For	Voted - For
1h.	Election of Director: Stephen O'Hearn	Management	For	Voted - For
1i.	Election of Director: Shundrawn Thomas	Management	For	Voted - For
1j.	Election of Director: Khanh T. Tran	Management	For	Voted - For
1k.	Election of Director: Steven C. Van Wyk	Management	For	Voted - For
2.	Vote on the frequency of the shareholders' vote to
	approve named executive officer compensation.	Management	1 Year	Voted - 1 Year
3.	Advisory vote to approve named executive officer
	compensation.	Management	For	Voted - For
4.	Ratify the appointment of Deloitte & Touche LLP as
the Company's independent auditor for the year
	ending December 31, 2023.	Management	For	Voted - For

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
RENAISSANCERE HOLDINGS LTD.
Security ID: G7496G103
Meeting Date: 09-May-23	Meeting Type: Annual
1a.	Election of Director: David C. Bushnell	Management	For	Voted - For
1b.	Election of Director: James L. Gibbons	Management	For	Voted - For
1c.	Election of Director: Shyam Gidumal	Management	For	Voted - For
1d.	Election of Director: Torsten Jeworrek	Management	For	Voted - For
2.	To approve, by a non-binding advisory vote, the
compensation of the named executive officers of
RenaissanceRe Holdings Ltd. as disclosed in the
	proxy statement.	Management	For	Voted - For
3.	To approve, by a non-binding advisory vote, the
frequency of the advisory vote on the compensation
of the named executive officers of RenaissanceRe
	Holdings Ltd.	Management	1 Year	Voted - 1 Year
4.	To approve the appointment of
PricewaterhouseCoopers Ltd. as the independent
registered public accounting firm of RenaissanceRe
Holdings Ltd. for the 2023 fiscal year and to refer
the determination of the auditor's remuneration to
	the Board of Directors.	Management	For	Voted - For
TEXAS CAPITAL BANCSHARES, INC.
Security ID: 88224Q107
Meeting Date: 18-Apr-23	Meeting Type: Annual
1a.	Election of Director: Paola M. Arbour	Management	For	Voted - For
1b.	Election of Director: Jonathan E. Baliff	Management	For	Voted - For
1c.	Election of Director: James H. Browning	Management	For	Voted - For
1d.	Election of Director: Rob C. Holmes	Management	For	Voted - For
1e.	Election of Director: David S. Huntley	Management	For	Voted - For
1f.	Election of Director: Charles S. Hyle	Management	For	Voted - For
1g.	Election of Director: Thomas E. Long	Management	For	Voted - For
1h.	Election of Director: Elysia Holt Ragusa	Management	For	Voted - For
1i.	Election of Director: Steven P. Rosenberg	Management	For	Voted - For
1j.	Election of Director: Robert W. Stallings	Management	For	Voted - For
1k.	Election of Director: Dale W. Tremblay	Management	For	Voted - For
2.	Ratification of the Appointment of Ernst & Young
LLP as the Company's Independent Registered Public
	Accounting Firm.	Management	For	Voted - For
3.	Advisory Approval of the Company's Executive
	Compensation.	Management	For	Voted - For
4.	Advisory Approval of Say on Pay Frequency.	Management	1 Year	Voted - 1 Year

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
THE HAIN CELESTIAL GROUP, INC.
Security ID: 405217100
Meeting Date: 17-Nov-22	Meeting Type: Annual
1a.	Election of Director: Richard A. Beck	Management	For	Voted - For
1b.	Election of Director: Celeste A. Clark	Management	For	Voted - For
1c.	Election of Director: Dean Hollis	Management	For	Voted - For
1d.	Election of Director: Shervin J. Korangy	Management	For	Voted - For
1e.	Election of Director: Mark L. Schiller	Management	For	Voted - For
1f.	Election of Director: Michael B. Sims	Management	For	Voted - For
1g.	Election of Director: Carlyn R. Taylor	Management	For	Voted - For
1h.	Election of Director: Dawn M. Zier	Management	For	Voted - For
2.	Proposal to approve, on an advisory basis, named
	executive officer compensation.	Management	For	Voted - For
3.	Proposal to ratify the appointment of Ernst & Young
LLP to act as registered independent accountants of
the Company for the fiscal year ending June 30,
	2023.	Management	For	Voted - For
4.	Proposal to approve the 2022 Long Term Incentive
	and Stock Award Plan.	Management	For	Voted - For
U.S. PHYSICAL THERAPY, INC.
Security ID: 90337L108
Meeting Date: 16-May-23	Meeting Type: Annual
1.1	Director: Edward L. Kuntz	Management	For	Voted - For
1.2	Director: Christopher J. Reading	Management	For	Voted - For
1.3	Director: Dr. Bernard A Harris Jr	Management	For	Voted - For
1.4	Director: Kathleen A. Gilmartin	Management	For	Voted - For
1.5	Director: Regg E. Swanson	Management	For	Voted - For
1.6	Director: Clayton K. Trier	Management	For	Voted - For
1.7	Director: Anne B. Motsenbocker	Management	For	Voted - For
1.8	Director: Nancy J. Ham	Management	For	Voted - For
2.	Advisory vote to approve the named executive
	officer compensation.	Management	For	Voted - For
3.	Advisory vote on the frequency of stockholders'
	advisory vote on executive compensation.	Management	1 Year	Voted - 1 Year
4.	Ratification of the appointment of Grant Thornton
LLP as our independent registered public accounting
	firm for the year ending December 31, 2023.	Management	For	Voted - For
UNITED BANKSHARES, INC.
Security ID: 909907107
Meeting Date: 10-May-23	Meeting Type: Annual
1.1	Director: Richard M. Adams	Management	For	Voted - For
1.2	Director: Richard M. Adams, Jr.	Management	For	Voted - For

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
1.3	Director: Charles L. Capito, Jr.	Management	For	Voted - For
1.4	Director: Peter A. Converse	Management	For	Voted - For
1.5	Director: Michael P. Fitzgerald	Management	For	Voted - For
1.6	Director: Patrice A. Harris MD	Management	For	Voted - For
1.7	Director: Diana Lewis Jackson	Management	For	Voted - For
1.8	Director: J. Paul McNamara	Management	For	Voted - Withheld
1.9	Director: Mark R. Nesselroad	Management	For	Voted - For
1.10	Director: Jerold L. Rexroad	Management	For	Voted - For
1.11	Director: Lacy I. Rice, III	Management	For	Voted - For
1.12	Director: Albert H. Small, Jr.	Management	For	Voted - For
1.13	Director: Mary K. Weddle	Management	For	Voted - For
1.14	Director: Gary G. White	Management	For	Voted - For
1.15	Director: P. Clinton Winter	Management	For	Voted - For
2.	To ratify the selection of Ernst & Young LLP to act
as the independent registered public accounting
	firm for 2023.	Management	For	Voted - For
3.	To approve, on an advisory basis, the compensation
	of United's named executive officers.	Management	For	Voted - For
4.	To approve a non-binding advisory proposal on the
frequency of future advisory shareholder votes on
the compensation of United's named executive
	officers.	Management	1 Year	Voted - 1 Year
UNITED COMMUNITY BANKS, INC.
Security ID: 90984P303
Meeting Date: 17-May-23	Meeting Type: Annual
1.1	Director: Jennifer M. Bazante	Management	For	Voted - For
1.2	Director: George B. Bell	Management	For	Voted - For
1.3	Director: James P. Clements	Management	For	Voted - For
1.4	Director: Kenneth L. Daniels	Management	For	Voted - For
1.5	Director: Lance F. Drummond	Management	For	Voted - For
1.6	Director: H. Lynn Harton	Management	For	Voted - For
1.7	Director: Jennifer K. Mann	Management	For	Voted - For
1.8	Director: Thomas A. Richlovsky	Management	For	Voted - For
1.9	Director: David C. Shaver	Management	For	Voted - For
1.10	Director: Tim R. Wallis	Management	For	Voted - For
1.11	Director: David H. Wilkins	Management	For	Voted - Withheld
2.	To approve, on an advisory basis, the compensation
	of our Named Executive Officers.	Management	For	Voted - For
3.	To ratify the appointment of PricewaterhouseCoopers
LLP as our independent registered public
accountants for the fiscal year ending December 31,
	2023.	Management	For	Voted - For

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
UNIVERSAL DISPLAY CORPORATION
Security ID: 91347P105
Meeting Date: 15-Jun-23	Meeting Type: Annual
1a.	Election of Director to serve for a one-year term:
	Steven V. Abramson	Management	For	Voted - For
1b.	Election of Director to serve for a one-year term:
	Cynthia J. Comparin	Management	For	Voted - For
1c.	Election of Director to serve for a one-year term:
	Richard C. Elias	Management	For	Voted - For
1d.	Election of Director to serve for a one-year term:
	Elizabeth H. Gemmill	Management	For	Voted - For
1e.	Election of Director to serve for a one-year term:
	C. Keith Hartley	Management	For	Voted - For
1f.	Election of Director to serve for a one-year term:
	Celia M. Joseph	Management	For	Voted - For
1g.	Election of Director to serve for a one-year term:
	Lawrence Lacerte	Management	For	Voted - For
1h.	Election of Director to serve for a one-year term:
	Sidney D. Rosenblatt	Management	For	Voted - For
2.	Approval of the Company's Equity Compensation Plan.	Management	For	Voted - For
3.	Advisory resolution to approve the compensation of
	the Company's named executive officers.	Management	For	Voted - For
4.	Advisory resolution regarding the frequency of
future advisory shareholder votes on compensation
	of the Company's named executive officers.	Management	1 Year	Voted - 1 Year
5.	Ratification of the appointment of KPMG LLP as the
Company's independent registered public accounting
	firm for 2023.	Management	For	Voted - For
WNS (HOLDINGS) LIMITED
Security ID: 92932M101
Meeting Date: 22-Sep-22	Meeting Type: Annual
1.	Adoption of the audited annual accounts of the
Company for the financial year ended March 31,
	2022, together with the auditors' report.	Management	For	Voted - For
2.	Re-appointment of Grant Thornton Bharat LLP as the
	auditors of the Company.	Management	For	Voted - For
3.	Approval of auditors' remuneration for the
	financial year ending March 31, 2023.	Management	For	Voted - For
4.	Re-election of the Class I Director, Mr. Timothy L
	Main.	Management	For	Voted - For
5.	Re-election of the Class I Director, Ms. Thi Nhuoc
	Lan Tu.	Management	For	Voted - For
6.	Re-election of the Class I Director, Mr. Mario P
	Vitale.	Management	For	Voted - For
7.	Re-election of the Class I Director Mr. Gareth
Williams to serve until the end of his term on
	December 31, 2022.	Management	For	Voted - For

Cambiar Small Cap Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
8.	Approval of Directors' remuneration for the period
from the Annual General Meeting until the next
annual general meeting of the Company to be held in
	respect of the financial year ending March 31, 2023.	Management	For	Voted - For
9.	Increase in the ordinary shares/American Depositary
Shares ("ADSs") to be available or reserved for
grant under the Company's 2016 Incentive Award Plan
as may be amended and restated pursuant to and in
accordance with the terms thereof, the 2016
Incentive Award Plan or ("the Plan") by 2.2 million
ordinary shares/ADSs, (representing 4.57 % of the
total outstanding share capital as on June 30, 2022
excluding treasury shares) and adoption of the
Company's Fourth Amended and (due to space
	limits, see proxy material for full proposal).	Management	For	Voted - For

Cambiar SMID Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
AMDOCS LIMITED
Security ID: G02602103
Meeting Date: 27-Jan-23	Meeting Type: Annual
1a.	ELECTION OF DIRECTOR: Robert A. Minicucci	Management	For	Voted - For
1b.	ELECTION OF DIRECTOR: Adrian Gardner	Management	For	Voted - For
1c.	ELECTION OF DIRECTOR: Rafael de la Vega	Management	For	Voted - For
1d.	ELECTION OF DIRECTOR: Eli Gelman	Management	For	Voted - For
1e.	ELECTION OF DIRECTOR: Richard T.C. LeFave	Management	For	Voted - For
1f.	ELECTION OF DIRECTOR: John A. MacDonald	Management	For	Voted - For
1g.	ELECTION OF DIRECTOR: Shuky Sheffer	Management	For	Voted - For
1h.	ELECTION OF DIRECTOR: Yvette Kanouff	Management	For	Voted - For
1i.	ELECTION OF DIRECTOR: Sarah ruth Davis	Management	For	Voted - For
1j.	ELECTION OF DIRECTOR: Amos Genish	Management	For	Voted - For
2.	To approve the Amdocs Limited 2023 Employee Share
	Purchase Plan (Proposal II).	Management	For	Voted - For
3.	To approve an increase in the dividend rate under
our quarterly cash dividend program from $0.395 per
	share to $0.435 per share (Proposal III).	Management	For	Voted - For
4.	To approve our Consolidated Financial Statements
for the fiscal year ended September 30, 2022
	(Proposal IV).	Management	For	Voted - For
5.	To ratify and approve the appointment of Ernst &
Young LLP as our independent registered public
accounting firm for the fiscal year ending
September 30, 2023, and until the next annual
general meeting, and authorize the Audit Committee
of the Board of Directors to fix the remuneration
of such independent registered public accounting
firm in accordance with the nature and extent of
	its services (Proposal V).	Management	For	Voted - For
AMEDISYS, INC.
Security ID: 023436108
Meeting Date: 08-Jun-23	Meeting Type: Annual
1.1	Director: Richard M. Ashworth	Management	For	Voted - For
1.2	Director: Vickie L. Capps	Management	For	Voted - For
1.3	Director: Molly J. Coye, MD	Management	For	Voted - For
1.4	Director: Julie D. Klapstein	Management	For	Voted - For
1.5	Director: Teresa L. Kline	Management	For	Voted - For
1.6	Director: Paul B. Kusserow	Management	For	Voted - For
1.7	Director: Bruce D. Perkins	Management	For	Voted - For
1.8	Director: Jeffery A. Rideout, MD	Management	For	Voted - For
1.9	Director: Ivanetta Davis Samuels	Management	For	Voted - For

Cambiar SMID Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
2.	To ratify the appointment of KPMG LLP as the
Company's independent registered public accountants
	for the fiscal year ending December 31, 2023.	Management	For	Voted - For
3.	To approve, on an advisory (non-binding) basis, the
compensation paid to the Company's Named Executive
Officers, as set forth in the Company's 2023 Proxy
	Statement ("Say on Pay" Vote).	Management	For	Voted - For
4.	To approve, on an advisory (non-binding) basis, the
	frequency of future stockholder Say on Pay Votes.	Management	1 Year	Voted - 1 Year
AMERICAN FINANCIAL GROUP, INC.
Security ID: 025932104
Meeting Date: 17-May-23	Meeting Type: Annual
1.1	Director: Carl H. Lindner III	Management	For	Voted - For
1.2	Director: S. Craig Lindner	Management	For	Voted - For
1.3	Director: John B. Berding	Management	For	Voted - For
1.4	Director: James E. Evans	Management	For	Voted - For
1.5	Director: Terry S. Jacobs	Management	For	Voted - For
1.6	Director: Gregory G. Joseph	Management	For	Voted - For
1.7	Director: Mary Beth Martin	Management	For	Voted - For
1.8	Director: Amy Y. Murray	Management	For	Voted - For
1.9	Director: Evans N. Nwankwo	Management	For	Voted - For
1.10	Director: William W. Verity	Management	For	Voted - For
1.11	Director: John I. Von Lehman	Management	For	Voted - For
2.	Proposal to ratify the Audit Committee's
appointment of Ernst & Young LLP as the Company's
Independent Registered Public Accounting Firm for
	2023.	Management	For	Voted - For
3.	Advisory vote on compensation of named executive
	officers.	Management	For	Voted - For
4.	Advisory vote on frequency of advisory vote on
	compensation of named executive officers.	Management	1 Year	Voted - 1 Year
AMERICOLD REALTY TRUST
Security ID: 03064D108
Meeting Date: 16-May-23	Meeting Type: Annual
1a.	Election of Director to hold office until the
Annual Meeting to be held in 2024: George F.
	Chappelle Jr.	Management	For	Voted - For
1b.	Election of Director to hold office until the
Annual Meeting to be held in 2024: George J.
	Alburger, Jr.	Management	For	Voted - For
1c.	Election of Director to hold office until the
	Annual Meeting to be held in 2024: Kelly H. Barrett	Management	For	Voted - For
1d.	Election of Director to hold office until the
	Annual Meeting to be held in 2024: Robert L. Bass	Management	For	Voted - For

Cambiar SMID Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
1e.	Election of Director to hold office until the
Annual Meeting to be held in 2024: Antonio F.
	Fernandez	Management	For	Voted - For
1f.	Election of Director to hold office until the
	Annual Meeting to be held in 2024: Pamela K. Kohn	Management	For	Voted - For
1g.	Election of Director to hold office until the
Annual Meeting to be held in 2024: David J.
	Neithercut	Management	For	Voted - For
1h.	Election of Director to hold office until the
	Annual Meeting to be held in 2024: Mark R. Patterson	Management	For	Voted - For
1i.	Election of Director to hold office until the
	Annual Meeting to be held in 2024: Andrew P. Power	Management	For	Voted - For
2.	Advisory Vote on Compensation of Named Executive
	Officers (Say-On-Pay).	Management	For	Voted - For
3.	Ratification of Ernst & Young LLP as our
	Independent Accounting Firm for 2023.	Management	For	Voted - For
ARCH CAPITAL GROUP LTD.
Security ID: G0450A105
Meeting Date: 04-May-23	Meeting Type: Annual
1a.	Election of Class I Director for a term of three
	years: Francis Ebong	Management	For	Voted - For
1b.	Election of Class I Director for a term of three
	years: Eileen Mallesch	Management	For	Voted - For
1c.	Election of Class I Director for a term of three
	years: Louis J. Paglia	Management	For	Voted - For
1d.	Election of Class I Director for a term of three
	years: Brian S. Posner	Management	For	Voted - Against
1e.	Election of Class I Director for a term of three
	years: John D. Vollaro	Management	For	Voted - For
2.	Advisory vote to approve named executive officer
	compensation.	Management	For	Voted - For
3.	Advisory vote of preferred frequency for advisory
	vote on named executive officer compensation.	Management	1 Year	Voted - 1 Year
4.	Approval of the Amended and Restated Arch Capital
	Group Ltd. 2007 Employee Share Purchase Plan.	Management	For	Voted - For
5.	To appoint PricewaterhouseCoopers LLP as our
independent registered public accounting firm for
	the year ending December 31, 2023.	Management	For	Voted - For
6a.	To elect the nominee listed as Designated Company
Director so that they may be elected directors of
certain of our non-U.S. subsidiaries: Matthew
	Dragonetti	Management	For	Voted - For
6b.	To elect the nominee listed as Designated Company
Director so that they may be elected directors of
	certain of our non-U.S. subsidiaries: Seamus Fearon	Management	For	Voted - For
6c.	To elect the nominee listed as Designated Company
Director so that they may be elected directors of
certain of our non-U.S. subsidiaries: H. Beau
	Franklin	Management	For	Voted - For

Cambiar SMID Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
6d.	To elect the nominee listed as Designated Company
Director so that they may be elected directors of
	certain of our non-U.S. subsidiaries: Jerome Halgan	Management	For	Voted - For
6e.	To elect the nominee listed as Designated Company
Director so that they may be elected directors of
	certain of our non-U.S. subsidiaries: James Haney	Management	For	Voted - For
6f.	To elect the nominee listed as Designated Company
Director so that they may be elected directors of
	certain of our non-U.S. subsidiaries: Chris Hovey	Management	For	Voted - For
6g.	To elect the nominee listed as Designated Company
Director so that they may be elected directors of
	certain of our non-U.S. subsidiaries: Pierre Jal	Management	For	Voted - For
6h.	To elect the nominee listed as Designated Company
Director so that they may be elected directors of
	certain of our non-U.S. subsidiaries: François Morin	Management	For	Voted - Against
6i.	To elect the nominee listed as Designated Company
Director so that they may be elected directors of
certain of our non-U.S. subsidiaries: David J.
	Mulholland	Management	For	Voted - For
6j.	To elect the nominee listed as Designated Company
Director so that they may be elected directors of
	certain of our non-U.S. subsidiaries: Chiara Nannini	Management	For	Voted - Against
6k.	To elect the nominee listed as Designated Company
Director so that they may be elected directors of
	certain of our non-U.S. subsidiaries: Maamoun Rajeh	Management	For	Voted - For
6l.	To elect the nominee listed as Designated Company
Director so that they may be elected directors of
	certain of our non-U.S. subsidiaries: Christine Todd	Management	For	Voted - For
ATMOS ENERGY CORPORATION
Security ID: 049560105
Meeting Date: 08-Feb-23	Meeting Type: Annual
1a.	ELECTION OF DIRECTOR: John C. Ale	Management	For	Voted - For
1b.	ELECTION OF DIRECTOR: J. Kevin Akers	Management	For	Voted - For
1c.	ELECTION OF DIRECTOR: Kim R. Cocklin	Management	For	Voted - For
1d.	ELECTION OF DIRECTOR: Kelly H. Compton	Management	For	Voted - For
1e.	ELECTION OF DIRECTOR: Sean Donohue	Management	For	Voted - For
1f.	ELECTION OF DIRECTOR: Rafael G. Garza	Management	For	Voted - For
1g.	ELECTION OF DIRECTOR: Richard K. Gordon	Management	For	Voted - For
1h.	ELECTION OF DIRECTOR: Nancy K. Quinn	Management	For	Voted - For
1i.	ELECTION OF DIRECTOR: Richard A. Sampson	Management	For	Voted - Against
1j.	ELECTION OF DIRECTOR: Diana J. Walters	Management	For	Voted - For
1k.	ELECTION OF DIRECTOR: Frank Yoho	Management	For	Voted - For
2.	Proposal to ratify the appointment of Ernst & Young
LLP as the Company's independent registered public
	accounting firm for fiscal 2023.	Management	For	Voted - For
3.	Proposal for an advisory vote by shareholders to
approve the compensation of the Company's named
	executive officers for fiscal 2022 ("Say-on-Pay").	Management	For	Voted - For

Cambiar SMID Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
BOK FINANCIAL CORPORATION
Security ID: 05561Q201
Meeting Date: 02-May-23	Meeting Type: Annual
1.1	Director: Alan S. Armstrong	Management	For	Voted - For
1.2	Director: Steven Bangert	Management	For	Voted - For
1.3	Director: Chester E. Cadieux, III	Management	For	Voted - Withheld
1.4	Director: John W. Coffey	Management	For	Voted - For
1.5	Director: Joseph W. Craft, III	Management	For	Voted - For
1.6	Director: David F. Griffin	Management	For	Voted - For
1.7	Director: V. Burns Hargis	Management	For	Voted - For
1.8	Director: Douglas D. Hawthorne	Management	For	Voted - For
1.9	Director: Kimberley D. Henry	Management	For	Voted - For
1.10	Director: E. Carey Joullian, IV	Management	For	Voted - For
1.11	Director: George B. Kaiser	Management	For	Voted - For
1.12	Director: Stacy C. Kymes	Management	For	Voted - For
1.13	Director: Stanley A. Lybarger	Management	For	Voted - For
1.14	Director: Steven J. Malcolm	Management	For	Voted - For
1.15	Director: E. C. Richards	Management	For	Voted - For
1.16	Director: Claudia San Pedro	Management	For	Voted - For
1.17	Director: Peggy I. Simmons	Management	For	Voted - For
1.18	Director: Michael C. Turpen	Management	For	Voted - For
1.19	Director: Rose M. Washington	Management	For	Voted - For
2.	Ratification of the selection of Ernst & Young LLP
as BOK Financial Corporation's independent auditors
	for the fiscal year ending December 31, 2023.	Management	For	Voted - For
3.	Approval of the compensation of the Company's named
executive officers as disclosed in the Proxy
	Statement.	Management	For	Voted - For
4.	Advisory vote on the frequency of future advisory
votes to approve the compensation of the named
	executive officers.	Management	1 Year	Voted - 1 Year
5.	Approval of the Amendment to the Amended and
Restated BOK Financial Corporation 2009 Omnibus
Incentive Plan to extend the time awards may be
made pursuant to the Omnibus Plan until January 1,
	2033, effective as of January 1, 2023.	Management	For	Voted - For
BOOZ ALLEN HAMILTON HOLDING CORPORATION
Security ID: 099502106
Meeting Date: 27-Jul-22	Meeting Type: Annual
1a.	Election of Director: Horacio D. Rozanski	Management	For	Voted - For
1b.	Election of Director: Mark Gaumond	Management	For	Voted - For
1c.	Election of Director: Gretchen W. McClain	Management	For	Voted - For
1d.	Election of Director: Melody C. Barnes	Management	For	Voted - For
1e.	Election of Director: Ellen Jewett	Management	For	Voted - For

Cambiar SMID Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
1f.	Election of Director: Arthur E. Johnson	Management	For	Voted - For
1g.	Election of Director: Charles O. Rossotti	Management	For	Voted - For
2.	Ratification of the appointment of Ernst & Young
LLP as the Company's registered independent public
	accountants for fiscal year 2023.	Management	For	Voted - For
3.	Advisory vote to approve the compensation of the
	Company's named executive officers.	Management	For	Voted - For
4.	Approval of the Adoption of the Sixth Amended and
Restated Certificate of Incorporation to allow
stockholders holding not less than 25% of the
outstanding shares of the Company's common stock to
	call special meetings.	Management	For	Voted - For
5.	Vote on a stockholder proposal regarding
	stockholders' ability to call special meetings.	Shareholder	Against	Voted - Against
BRUKER CORPORATION
Security ID: 116794108
Meeting Date: 07-Jun-23	Meeting Type: Annual
1.1	Director: Cynthia M. Friend, Ph.D	Management	For	Voted - For
1.2	Director: Philip Ma, Ph.D.	Management	For	Voted - For
1.3	Director: Hermann Requardt, Ph.D.	Management	For	Voted - For
2.	Approval on an advisory basis of the 2022
compensation of our named executive officers, as
	discussed in the Proxy Statement.	Management	For	Voted - For
3.	Advisory vote on the frequency of future advisory
	votes on named executive officer compensation.	Management	1 Year	Voted - 1 Year
4.	Ratification of the appointment of
PricewaterhouseCoopers LLP as our independent
registered public accounting firm for the fiscal
	year ending December 31, 2023.	Management	For	Voted - For
BURLINGTON STORES, INC.
Security ID: 122017106
Meeting Date: 17-May-23	Meeting Type: Annual
1a.	Election of Director: Ted English	Management	For	Voted - For
1b.	Election of Director: Jordan Hitch	Management	For	Voted - For
1c.	Election of Director: Mary Ann Tocio	Management	For	Voted - For
2.	Ratification of the appointment of Deloitte &
Touche LLP as Burlington Stores, Inc.'s independent
registered certified public accounting firm for the
	fiscal year ending February 3, 2024	Management	For	Voted - For
3.	Approval, on a non-binding advisory basis, of the
compensation of Burlington Stores, Inc.'s named
	executive officers	Management	For	Voted - For

Cambiar SMID Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
CBOE GLOBAL MARKETS, INC.
Security ID: 12503M108
Meeting Date: 11-May-23	Meeting Type: Annual
1a.	Election of Director: Edward T. Tilly	Management	For	Voted - For
1b.	Election of Director: William M. Farrow, III	Management	For	Voted - For
1c.	Election of Director: Edward J. Fitzpatrick	Management	For	Voted - For
1d.	Election of Director: Ivan K. Fong	Management	For	Voted - For
1e.	Election of Director: Janet P. Froetscher	Management	For	Voted - For
1f.	Election of Director: Jill R. Goodman	Management	For	Voted - For
1g.	Election of Director: Alexander J. Matturri, Jr.	Management	For	Voted - For
1h.	Election of Director: Jennifer J. McPeek	Management	For	Voted - For
1i.	Election of Director: Roderick A. Palmore	Management	For	Voted - For
1j.	Election of Director: James E. Parisi	Management	For	Voted - For
1k.	Election of Director: Joseph P. Ratterman	Management	For	Voted - For
1l.	Election of Director: Fredric J. Tomczyk	Management	For	Voted - For
2.	Approve, in a non-binding resolution, the
	compensation paid to our executive officers.	Management	For	Voted - For
3.	Approve, in a non-binding resolution, the frequency
that we will hold a non-binding vote on the
	compensation paid to our executive officers.	Management	1 Year	Voted - 1 Year
4.	Ratify the appointment of KPMG LLP as our
independent registered public accounting firm for
	the 2023 fiscal year.	Management	For	Voted - For
CHARLES RIVER LABORATORIES INTL., INC.
Security ID: 159864107
Meeting Date: 09-May-23	Meeting Type: Annual
1a.	Election of Director: James C. Foster	Management	For	Voted - For
1b.	Election of Director: Nancy C. Andrews	Management	For	Voted - For
1c.	Election of Director: Robert Bertolini	Management	For	Voted - For
1d.	Election of Director: Deborah T. Kochevar	Management	For	Voted - For
1e.	Election of Director: George Llado, Sr.	Management	For	Voted - For
1f.	Election of Director: Martin W. Mackay	Management	For	Voted - For
1g.	Election of Director: George E. Massaro	Management	For	Voted - For
1h.	Election of Director: C. Richard Reese	Management	For	Voted - For
1i.	Election of Director: Craig B. Thompson	Management	For	Voted - For
1j.	Election of Director: Richard F. Wallman	Management	For	Voted - For
1k.	Election of Director: Virginia M. Wilson	Management	For	Voted - For
2.	Advisory Approval of 2022 Executive Officer
	Compensation	Management	For	Voted - For
3.	Advisory Vote on the Frequency of Future Advisory
	Votes on Executive Compensation	Management	1 Year	Voted - 1 Year
4.	Ratification of PricewaterhouseCoopers LLC as
independent registered public accounting firm for
	2023	Management	For	Voted - For

Cambiar SMID Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
5.	Proposal to publish a report on non-human primates
imported by Charles River Laboratories
	International, Inc.	Management	Against	Voted - For
DENTSPLY SIRONA INC.
Security ID: 24906P109
Meeting Date: 24-May-23	Meeting Type: Annual
1a.	Election of Director: Eric K. Brandt	Management	For	Voted - For
1b.	Election of Director: Simon D. Campion	Management	For	Voted - For
1c.	Election of Director: Willie A. Deese	Management	For	Voted - For
1d.	Election of Director: Betsy D. Holden	Management	For	Voted - For
1e.	Election of Director: Clyde R. Hosein	Management	For	Voted - For
1f.	Election of Director: Harry M. Kraemer, Jr.	Management	For	Voted - For
1g.	Election of Director: Gregory T. Lucier	Management	For	Voted - For
1h.	Election of Director: Jonathan J. Mazelsky	Management	For	Voted - For
1i.	Election of Director: Leslie F. Varon	Management	For	Voted - For
1j.	Election of Director: Janet S. Vergis	Management	For	Voted - For
1k.	Election of Director: Dorothea Wenzel	Management	For	Voted - For
2.	Ratification of the appointment of
PricewaterhouseCoopers LLP as the Company's
	independent registered public accountants for 2023.	Management	For	Voted - For
3.	Approval, by non-binding vote, of the Company's
	executive compensation for 2022.	Management	For	Voted - For
4.	Approval, on a non-binding advisory basis, of the
	frequency of holding the say-on-pay vote.	Management	1 Year	Voted - 1 Year
DOLBY LABORATORIES, INC.
Security ID: 25659T107
Meeting Date: 07-Feb-23	Meeting Type: Annual
1.1	Election of Director: Kevin Yeaman	Management	For	Voted - For
1.2	Election of Director: Peter Gotcher	Management	For	Voted - For
1.3	Election of Director: Micheline Chau	Management	For	Voted - For
1.4	Election of Director: David Dolby	Management	For	Voted - For
1.5	Election of Director: Tony Prophet	Management	For	Voted - For
1.6	Election of Director: Emily Rollins	Management	For	Voted - For
1.7	Election of Director: Simon Segars	Management	For	Voted - For
1.8	Election of Director: Anjali Sud	Management	For	Voted - For
1.9	Election of Director: Avadis Tevanian, Jr.	Management	For	Voted - For
2.	An advisory vote to approve Named Executive Officer
	compensation.	Management	For	Voted - For
3.	Amendment and restatement of the Dolby
	Laboratories, Inc. 2020 Stock Plan.	Management	For	Voted - For
4.	Amendment and restatement of the Dolby
	Laboratories, Inc. Employee Stock Purchase Plan.	Management	For	Voted - For

Cambiar SMID Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
5.	Ratification of the appointment of KPMG LLP as the
Company's independent registered public accounting
	firm for the fiscal year ending September 29, 2023.	Management	For	Voted - For
ESSENTIAL UTILITIES, INC.
Security ID: 29670G102
Meeting Date: 03-May-23	Meeting Type: Annual
1.1	Director: Elizabeth B. Amato	Management	For	Voted - For
1.2	Director: David A. Ciesinski	Management	For	Voted - For
1.3	Director: Christopher H. Franklin	Management	For	Voted - For
1.4	Director: Daniel J. Hilferty	Management	For	Voted - For
1.5	Director: Edwina Kelly	Management	For	Voted - For
1.6	Director: W. Bryan Lewis	Management	For	Voted - For
1.7	Director: Ellen T. Ruff	Management	For	Voted - For
1.8	Director: Lee C. Stewart	Management	For	Voted - For
2.	To approve an advisory vote on the compensation
paid to the Company's named executive officers for
	2022.	Management	For	Voted - For
3.	To ratify the appointment of PricewaterhouseCoopers
LLP as the independent registered public accounting
	firm for the Company for the 2023 fiscal year.	Management	For	Voted - For
4.	To approve an advisory vote on whether the
frequency of the advisory vote on compensation paid
to the Company's named executive officers should be
	every 1, 2 or 3 years.	Management	1 Year	Voted - 1 Year
EURONET WORLDWIDE, INC.
Security ID: 298736109
Meeting Date: 18-May-23	Meeting Type: Annual
1.1	Director: Ligia Torres Fentanes	Management	For	Voted - For
1.2	Director: Dr. Andrzej Olechowski	Management	For	Voted - For
2.	Ratification of the appointment of KPMG LLP as
Euronet's independent registered public accounting
	firm for the year ending December 31, 2023.	Management	For	Voted - For
3.	Advisory vote on executive compensation.	Management	For	Voted - For
4.	Advisory vote on the frequency of stockholder vote
	on executive compensation.	Management	1 Year	Voted - 1 Year
EXPEDITORS INT'L OF WASHINGTON, INC.
Security ID: 302130109
Meeting Date: 02-May-23	Meeting Type: Annual
1.1	Election of Director: Glenn M. Alger	Management	For	Voted - For
1.2	Election of Director: Robert P. Carlile	Management	For	Voted - For

Cambiar SMID Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
1.3	Election of Director: James M. DuBois	Management	For	Voted - For
1.4	Election of Director: Mark A. Emmert	Management	For	Voted - For
1.5	Election of Director: Diane H. Gulyas	Management	For	Voted - For
1.6	Election of Director: Jeffrey S. Musser	Management	For	Voted - For
1.7	Election of Director: Brandon S. Pedersen	Management	For	Voted - For
1.8	Election of Director: Liane J. Pelletier	Management	For	Voted - For
1.9	Election of Director: Olivia D. Polius	Management	For	Voted - For
2.	Advisory Vote to Approve Named Executive Officer
	Compensation	Management	For	Voted - For
3.	Approve the Frequency of Advisory Votes on Named
	Executive Officer Compensation	Management	1 Year	Voted - 1 Year
4.	Ratification of Independent Registered Public
	Accounting Firm	Management	For	Voted - For
5.	Shareholder Proposal: Shareholder Ratification of
	Excessive Termination Pay	Shareholder	Against	Voted - For
6.	Shareholder Proposal	Shareholder	Against	Voted - For
FIDELITY NATIONAL FINANCIAL, INC.
Security ID: 31620R303
Meeting Date: 14-Jun-23	Meeting Type: Annual
1.1	Director: William P. Foley, II	Management	For	Voted - For
1.2	Director: Douglas K. Ammerman	Management	For	Voted - For
1.3	Director: Thomas M. Hagerty	Management	For	Voted - For
1.4	Director: Peter O. Shea, Jr.	Management	For	Voted - Withheld
2.	Approval of a non-binding advisory resolution on
the compensation paid to our named executive
	officers.	Management	For	Voted - For
3.	Selection, on a non-binding advisory basis, of the
frequency (annual or "1 Year," biennial or "2
Years," triennial or "3 Years") with which we
solicit future non- binding advisory votes on the
	compensation paid to our named executive officers.	Management	1 Year	Voted - 1 Year
4.	Ratification of the appointment of Ernst & Young
LLP as our independent registered public accounting
	firm for the 2023 fiscal year.	Management	For	Voted - For
GENTEX CORPORATION
Security ID: 371901109
Meeting Date: 18-May-23	Meeting Type: Annual
1.1	Director: Mr. Joseph Anderson	Management	For	Voted - For
1.2	Director: Ms. Leslie Brown	Management	For	Voted - For
1.3	Director: Mr. Garth Deur	Management	For	Voted - For
1.4	Director: Mr. Steve Downing	Management	For	Voted - For
1.5	Director: Mr. Gary Goode	Management	For	Voted - For
1.6	Director: Mr. Richard Schaum	Management	For	Voted - For
1.7	Director: Ms. Kathleen Starkoff	Management	For	Voted - For

Cambiar SMID Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
1.8	Director: Mr. Brian Walker	Management	For	Voted - For
1.9	Director: Dr. Ling Zang	Management	For	Voted - For
2.	To ratify the appointment of Ernst & Young LLP as
the Company's auditors for the fiscal year ending
	December 31, 2023.	Management	For	Voted - For
3.	To approve, on an advisory basis, compensation of
	the Company's named executive officers.	Management	For	Voted - For
4.	To determine, on an advisory basis, whether future
shareholder advisory votes on named executive
officer compensation should occur every one, two,
	or three years.	Management	For	Voted - Abstain
HEALTHEQUITY, INC.
Security ID: 42226A107
Meeting Date: 22-Jun-23	Meeting Type: Annual
1a.	Election of Director to hold office until the 2024
	Annual Meeting: Robert Selander	Management	For	Voted - For
1b.	Election of Director to hold office until the 2024
	Annual Meeting: Jon Kessler	Management	For	Voted - For
1c.	Election of Director to hold office until the 2024
	Annual Meeting: Stephen Neeleman, M.D.	Management	For	Voted - For
1d.	Election of Director to hold office until the 2024
	Annual Meeting: Paul Black	Management	For	Voted - For
1e.	Election of Director to hold office until the 2024
	Annual Meeting: Frank Corvino	Management	For	Voted - For
1f.	Election of Director to hold office until the 2024
	Annual Meeting: Adrian Dillon	Management	For	Voted - For
1g.	Election of Director to hold office until the 2024
	Annual Meeting: Evelyn Dilsaver	Management	For	Voted - For
1h.	Election of Director to hold office until the 2024
	Annual Meeting: Debra McCowan	Management	For	Voted - For
1i.	Election of Director to hold office until the 2024
	Annual Meeting: Rajesh Natarajan	Management	For	Voted - For
1j.	Election of Director to hold office until the 2024
	Annual Meeting: Stuart Parker	Management	For	Voted - For
1k.	Election of Director to hold office until the 2024
	Annual Meeting: Gayle Wellborn	Management	For	Voted - For
2.	To ratify the appointment of PricewaterhouseCoopers
LLP as our independent registered public accounting
	firm for our fiscal year ending January 31, 2024	Management	For	Voted - For
3.	To approve, on a non-binding, advisory basis, the
fiscal 2023 compensation paid to our named
	executive officers.	Management	For	Voted - For
4.	To approve, on a non-binding, advisory basis, the
frequency of future advisory votes on the
	compensation paid to our named executive officers.	Management	1 Year	Voted - 1 Year

Cambiar SMID Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
HUBBELL INCORPORATED
Security ID: 443510607
Meeting Date: 02-May-23	Meeting Type: Annual
1.1	Director: Gerben W. Bakker	Management	For	Voted - For
1.2	Director: Carlos M. Cardoso	Management	For	Voted - For
1.3	Director: Anthony J. Guzzi	Management	For	Voted - For
1.4	Director: Rhett A. Hernandez	Management	For	Voted - For
1.5	Director: Neal J. Keating	Management	For	Voted - For
1.6	Director: Bonnie C. Lind	Management	For	Voted - For
1.7	Director: John F. Malloy	Management	For	Voted - For
1.8	Director: Jennifer M. Pollino	Management	For	Voted - For
1.9	Director: John G. Russell	Management	For	Voted - For
2.	To approve, by non-binding vote, the compensation
of our named executive officers as presented in the
	2023 Proxy Statement.	Management	For	Voted - For
3.	To recommend, by non-binding vote, the frequency
with which executive compensation will be subject
	to a shareholder vote.	Management	1 Year	Voted - 1 Year
4.	To ratify the selection of PricewaterhouseCoopers
LLP as our independent registered public accounting
	firm for the year 2023.	Management	For	Voted - For
INCYTE CORPORATION
Security ID: 45337C102
Meeting Date: 14-Jun-23	Meeting Type: Annual
1.1	Election of Director: Julian C. Baker	Management	For	Voted - For
1.2	Election of Director: Jean-Jacques Bienaimé	Management	For	Voted - For
1.3	Election of Director: Otis W. Brawley	Management	For	Voted - For
1.4	Election of Director: Paul J. Clancy	Management	For	Voted - For
1.5	Election of Director: Jacqualyn A. Fouse	Management	For	Voted - For
1.6	Election of Director: Edmund P. Harrigan	Management	For	Voted - For
1.7	Election of Director: Katherine A. High	Management	For	Voted - For
1.8	Election of Director: Hervé Hoppenot	Management	For	Voted - For
1.9	Election of Director: Susanne Schaffert	Management	For	Voted - For
2.	Approve, on a non-binding, advisory basis, the
compensation of the Company's named executive
	officers.	Management	For	Voted - For
3.	Approve, on a non-binding, advisory basis, the
frequency of future advisory votes on the
compensation of the Company's named executive
	officers.	Management	1 Year	Voted - 1 Year
4.	Approve an amendment to the Company's Amended and
	Restated 2010 Stock Incentive Plan.	Management	For	Voted - For
5.	Approve an amendment to the Company's 1997 Employee
	Stock Purchase Plan.	Management	For	Voted - For

Cambiar SMID Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
6.	Ratify the appointment of Ernst & Young LLP as the
Company's independent registered public accounting
	firm for 2023.	Management	For	Voted - For
IPG PHOTONICS CORPORATION
Security ID: 44980X109
Meeting Date: 23-May-23	Meeting Type: Annual
1a.	Election of Director: Gregory Beecher	Management	For	Voted - For
1b.	Election of Director: Michael Child	Management	For	Voted - For
1c.	Election of Director: Jeanmarie Desmond	Management	For	Voted - For
1d.	Election of Director: Gregory Dougherty	Management	For	Voted - For
1e.	Election of Director: Eric Meurice	Management	For	Voted - For
1f.	Election of Director: Natalia Pavlova	Management	For	Voted - For
1g.	Election of Director: John Peeler	Management	For	Voted - Against
1h.	Election of Director: Eugene Scherbakov, Ph.D.	Management	For	Voted - For
1i.	Election of Director: Felix Stukalin	Management	For	Voted - For
1j.	Election of Director: Agnes Tang	Management	For	Voted - For
2.	Advisory Approval of our Executive Compensation	Management	For	Voted - For
3.	Frequency of Advisory Approval of our Executive
	Compensation	Management	1 Year	Voted - 1 Year
4.	Approve Amendments to the IPG Photonics Corporation
	2006 Incentive Compensation Plan	Management	For	Voted - For
5.	Approve Amendments to IPG Photonics Corporation's
	Amended and Restated Certificate of Incorporation	Management	For	Voted - Against
6.	Ratification of the appointment of Deloitte &
Touche LLP as our independent registered public
	accounting firm for 2023	Management	For	Voted - For
LAMB WESTON HOLDINGS, INC.
Security ID: 513272104
Meeting Date: 29-Sep-22	Meeting Type: Annual
1a.	Election of Director: Peter J. Bensen	Management	For	Voted - For
1b.	Election of Director: Charles A. Blixt	Management	For	Voted - For
1c.	Election of Director: Robert J. Coviello	Management	For	Voted - For
1d.	Election of Director: André J. Hawaux	Management	For	Voted - For
1e.	Election of Director: W.G. Jurgensen	Management	For	Voted - For
1f.	Election of Director: Thomas P. Maurer	Management	For	Voted - For
1g.	Election of Director: Hala G. Moddelmog	Management	For	Voted - For
1h.	Election of Director: Robert A. Niblock	Management	For	Voted - For
1i.	Election of Director: Maria Renna Sharpe	Management	For	Voted - For
1j.	Election of Director: Thomas P. Werner	Management	For	Voted - For
2.	Advisory Vote to Approve Executive Compensation.	Management	For	Voted - For
3.	Ratification of the Selection of KPMG LLP as
	Independent Auditors for Fiscal Year 2023.	Management	For	Voted - For

Cambiar SMID Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
LINCOLN ELECTRIC HOLDINGS, INC.
Security ID: 533900106
Meeting Date: 19-Apr-23	Meeting Type: Annual
1.1	Director: Brian D. Chambers	Management	For	Voted - For
1.2	Director: Curtis E. Espeland	Management	For	Voted - For
1.3	Director: Patrick P. Goris	Management	For	Voted - For
1.4	Director: Michael F. Hilton	Management	For	Voted - For
1.5	Director: Kathryn Jo Lincoln	Management	For	Voted - For
1.6	Director: Christopher L. Mapes	Management	For	Voted - For
1.7	Director: Phillip J. Mason	Management	For	Voted - For
1.8	Director: Ben P. Patel	Management	For	Voted - For
1.9	Director: Hellene S. Runtagh	Management	For	Voted - For
1.10	Director: Kellye L. Walker	Management	For	Voted - For
2.	Ratification of the appointment of Ernst & Young
LLP as our independent registered public accounting
	firm for the year ending December 31, 2023.	Management	For	Voted - For
3.	To approve, on an advisory basis, the compensation
	of our named executive officers (NEOs).	Management	For	Voted - For
4.	To recommend, on an advisory basis, the frequency
for future advisory votes to approve the
	compensation of our NEOs.	Management	1 Year	Voted - 1 Year
5.	To approve Lincoln Electric's 2023 Equity and
	Incentive Compensation Plan.	Management	For	Voted - For
6.	To approve Lincoln Electric's 2023 Stock Plan for
	Non- Employee Directors.	Management	For	Voted - For
MAGNOLIA OIL & GAS CORPORATION
Security ID: 559663109
Meeting Date: 03-May-23	Meeting Type: Annual
1a.	Election of Director: Christopher G. Stavros	Management	For	Voted - For
1b.	Election of Director: Arcilia C. Acosta	Management	For	Voted - For
1c.	Election of Director: Angela M. Busch	Management	For	Voted - For
1d.	Election of Director: Edward P. Djerejian	Management	For	Voted - For
1e.	Election of Director: James R. Larson	Management	For	Voted - For
1f.	Election of Director: Dan F. Smith	Management	For	Voted - For
1g.	Election of Director: John B. Walker	Management	For	Voted - For
2.	Approval of the advisory, non-binding resolution
regarding the compensation of our named executive
	officers for 2022 ("say-on-pay vote")	Management	For	Voted - For
3.	Ratification of appointment of KPMG LLP as our
independent registered public accounting firm for
	the 2023 fiscal year	Management	For	Voted - For

Cambiar SMID Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
MASCO CORPORATION
Security ID: 574599106
Meeting Date: 11-May-23	Meeting Type: Annual
1a.	Election of Director: Keith J. Allman	Management	For	Voted - For
1b.	Election of Director: Aine L. Denari	Management	For	Voted - For
1c.	Election of Director: Christopher A. O'Herlihy	Management	For	Voted - For
1d.	Election of Director: Charles K. Stevens, III	Management	For	Voted - For
2.	To approve, by non-binding advisory vote, the
compensation paid to the Company's named executive
officers, as disclosed pursuant to the compensation
disclosure rules of the SEC, including the
Compensation Discussion and Analysis, the
compensation tables and the related materials
	disclosed in the Proxy Statement.	Management	For	Voted - For
3.	To recommend, by non-binding advisory vote, the
frequency of the non-binding advisory votes on the
	Company's executive compensation.	Management	1 Year	Voted - 1 Year
4.	To ratify the selection of PricewaterhouseCoopers
LLP as independent auditors for the Company for
	2023.	Management	For	Voted - For
MAXIMUS, INC.
Security ID: 577933104
Meeting Date: 14-Mar-23	Meeting Type: Annual
1a.	Election of Director: Anne K. Altman	Management	For	Voted - For
1b.	Election of Director: Bruce L. Caswell	Management	For	Voted - For
1c.	Election of Director: John J. Haley	Management	For	Voted - For
1d.	Election of Director: Jan D. Madsen	Management	For	Voted - For
1e.	Election of Director: Richard A. Montoni	Management	For	Voted - For
1f.	Election of Director: Gayathri Rajan	Management	For	Voted - For
1g.	Election of Director: Raymond B. Ruddy	Management	For	Voted - For
1h.	Election of Director: Michael J. Warren	Management	For	Voted - For
2.	Ratification of the appointment of Ernst & Young
LLP as our independent public accountants for our
	2023 fiscal year.	Management	For	Voted - For
3.	Advisory vote to approve the compensation of the
	named executive officers.	Management	For	Voted - For
4.	Advisory vote on whether shareholders will vote on
named executive officer compensation every one, two
	or three years.	Management	1 Year	Voted - 1 Year

Cambiar SMID Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
MERCURY SYSTEMS, INC.
Security ID: 589378108
Meeting Date: 26-Oct-22	Meeting Type: Annual
1.1	Election of Class I Director to serve for a
	three-year term: William L. Ballhaus	Management	For	Voted - For
1.2	Election of Class I Director to serve for a
	three-year term: Lisa S. Disbrow	Management	For	Voted - For
1.3	Election of Class I Director to serve for a
	three-year term: Howard L. Lance	Management	For	Voted - For
2.	To approve, on an advisory basis, the compensation
	of our named executive officers.	Management	For	Voted - Against
3.	To approve our amended and restated 2018 stock
	incentive plan.	Management	For	Voted - For
4.	To ratify the appointment of KPMG LLP as our
independent registered public accounting firm for
	fiscal 2023.	Management	For	Voted - For
5.	To consider and act upon any other business that
may properly come before the meeting or any
	adjournment or postponement of the meeting.	Management	For	Voted - Against
NNN REIT, INC.
Security ID: 637417106
Meeting Date: 16-May-23	Meeting Type: Annual
1a.	Election of Director to serve for a term ending at
	the 2024 annual meeting: Pamela K. M. Beall	Management	For	Voted - For
1b.	Election of Director to serve for a term ending at
	the 2024 annual meeting: Steven D. Cosler	Management	For	Voted - For
1c.	Election of Director to serve for a term ending at
	the 2024 annual meeting: David M. Fick	Management	For	Voted - For
1d.	Election of Director to serve for a term ending at
	the 2024 annual meeting: Edward J. Fritsch	Management	For	Voted - For
1e.	Election of Director to serve for a term ending at
	the 2024 annual meeting: Elizabeth C. Gulacsy	Management	For	Voted - For
1f.	Election of Director to serve for a term ending at
	the 2024 annual meeting: Kevin B. Habicht	Management	For	Voted - Against
1g.	Election of Director to serve for a term ending at
	the 2024 annual meeting: Betsy D. Holden	Management	For	Voted - For
1h.	Election of Director to serve for a term ending at
	the 2024 annual meeting: Stephen A. Horn, Jr.	Management	For	Voted - For
1i.	Election of Director to serve for a term ending at
	the 2024 annual meeting: Kamau O. Witherspoon	Management	For	Voted - For
2.	Non-binding advisory vote to approve the
compensation of our named executive officers as
	described in this Proxy Statement.	Management	For	Voted - For
3.	Non-binding advisory vote to approve the frequency
of future non-binding advisory votes by

Cambiar SMID Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
stockholders on the compensation of our named
	executive officers.	Management	1 Year	Voted - 1 Year
4.	Approval of an amendment to the Company's 2017
	Performance Incentive Plan.	Management	For	Voted - For
5.	Ratification of the selection of our independent registered public accounting firm for the year
	ending December 31, 2023.	Management	For	Voted - For
QUEST DIAGNOSTICS INCORPORATED
Security ID: 74834L100
Meeting Date: 17-May-23	Meeting Type: Annual
1a.	Election of Director: James E. Davis	Management	For	Voted - For
1b.	Election of Director: Luis A. Diaz, Jr., M.D.	Management	For	Voted - For
1c.	Election of Director: Tracey C. Doi	Management	For	Voted - For
1d.	Election of Director: Vicky B. Gregg	Management	For	Voted - For
1e.	Election of Director: Wright L. Lassiter, III	Management	For	Voted - For
1f.	Election of Director: Timothy L. Main	Management	For	Voted - For
1g.	Election of Director: Denise M. Morrison	Management	For	Voted - For
1h.	Election of Director: Gary M. Pfeiffer	Management	For	Voted - For
1i.	Election of Director: Timothy M. Ring	Management	For	Voted - For
1j.	Election of Director: Gail R. Wilensky, Ph.D.	Management	For	Voted - For
2.	An advisory resolution to approve the executive officer compensation disclosed in the Company's
	2023 proxy statement	Management	For	Voted - For
3.	An advisory vote to recommend the frequency of the stockholder advisory vote to approve executive
	officer compensation	Management	1 Year	Voted - 1 Year
4.	Ratification of the appointment of our independent
	registered public accounting firm for 2023	Management	For	Voted - For
5.	Approval of the Amended and Restated Employee Long-
	Term Incentive Plan	Management	For	Voted - For
6.	Stockholder proposal regarding a report on the
	Company's greenhouse gas emissions	Shareholder	Against	Voted - For
REINSURANCE GROUP OF AMERICA, INC.
Security ID: 759351604
Meeting Date: 24-May-23	Meeting Type: Annual
1a.	Election of Director: Pina Albo	Management	For	Voted - For
1b.	Election of Director: Tony Cheng	Management	For	Voted - For
1c.	Election of Director: John J. Gauthier	Management	For	Voted - For
1d.	Election of Director: Patricia L. Guinn	Management	For	Voted - For
1e.	Election of Director: Anna Manning	Management	For	Voted - For
1f.	Election of Director: Hazel M. McNeilage	Management	For	Voted - For
1g.	Election of Director: George Nichols III	Management	For	Voted - For
1h.	Election of Director: Stephen O'Hearn	Management	For	Voted - For

Cambiar SMID Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
1i.	Election of Director: Shundrawn Thomas	Management	For	Voted - For
1j.	Election of Director: Khanh T. Tran	Management	For	Voted - For
1k.	Election of Director: Steven C. Van Wyk	Management	For	Voted - For
2.	Vote on the frequency of the shareholders' vote to
	approve named executive officer compensation.	Management	1 Year	Voted - 1 Year
3.	Advisory vote to approve named executive officer
	compensation.	Management	For	Voted - For
4.	Ratify the appointment of Deloitte & Touche LLP as
the Company's independent auditor for the year
	ending December 31, 2023.	Management	For	Voted - For
TARGA RESOURCES CORP.
Security ID: 87612G101
Meeting Date: 23-May-23	Meeting Type: Annual
1.1	Election of Class I Director to serve until the
	2026 annual meeting: Paul W. Chung	Management	For	Voted - For
1.2	Election of Class I Director to serve until the
	2026 annual meeting: Charles R. Crisp	Management	For	Voted - For
1.3	Election of Class I Director to serve until the
	2026 annual meeting: Laura C. Fulton	Management	For	Voted - For
2.	To ratify the selection of PricewaterhouseCoopers
	LLP as the Company's independent auditors for 2023.	Management	For	Voted - For
3.	To approve, on an advisory basis, the compensation
of the Company's named executive officers for the
	fiscal year ended December 31, 2022.	Management	For	Voted - For
4.	To approve, on an advisory basis, the frequency of
future advisory votes to approve the compensation
	of the Company's named executive officers.	Management	1 Year	Voted - 1 Year
5.	Stockholder proposal to request that the Company
issue a report assessing policy options related to
venting and flaring, if the stockholder proposal is
	properly presented at the meeting.	Shareholder	Against	Voted - For
THE TORO COMPANY
Security ID: 891092108
Meeting Date: 21-Mar-23	Meeting Type: Annual
1.1	Director: Jeffrey M. Ettinger	Management	For	Voted - For
1.2	Director: Eric P. Hansotia	Management	For	Voted - For
1.3	Director: D. Christian Koch	Management	For	Voted - For
2.	Ratification of the selection of KPMG LLP as our
independent registered public accounting firm for
	our fiscal year ending October 31, 2023.	Management	For	Voted - For
3.	Approval of, on an advisory basis, our executive
	compensation.	Management	For	Voted - For
4.	Approval of, on an advisory basis, the frequency of
	the advisory approval of our executive compensation.	Management	1 Year	Voted - 1 Year

Cambiar SMID Fund
Proposal		Proposed by	Mgt. Position	Registrant Voted
WATSCO, INC.
Security ID: 942622200
Meeting Date: 05-Jun-23	Meeting Type: Annual
1.1	Director: Ana Lopez-Blazquez	Management	For	Voted - For
2.	To approve the advisory resolution regarding the
	compensation of our named executive officers.	Management	For	Voted - Against
3.	To approve the advisory resolution on the frequency
of the advisory resolution regarding the
	compensation of our named executive officers.	Management	1 Year	Voted - 1 Year
4.	To ratify the appointment of Deloitte & Touche LLP
as our independent registered public accounting
	firm for the 2023 fiscal year.	Management	For	Voted - For
WEX INC.
Security ID: 96208T104
Meeting Date: 11-May-23	Meeting Type: Annual
1.1	Election of Director for one-year term: Daniel
	Callahan	Management	For	Voted - For
1.2	Election of Director for one-year term: Shikhar
	Ghosh	Management	For	Voted - For
1.3	Election of Director for one-year term: James Groch	Management	For	Voted - For
1.4	Election of Director for one-year term: James (Jim)
	Neary	Management	For	Voted - For
1.5	Election of Director for one-year term: Melissa
	Smith	Management	For	Voted - For
1.6	Election of Director for one-year term: Stephen
	Smith	Management	For	Voted - For
1.7	Election of Director for one-year term: Susan
	Sobbott	Management	For	Voted - For
1.8	Election of Director for one-year term: Regina
	Sommer	Management	For	Voted - For
2.	Advisory (non-binding) vote to approve the
	compensation of our named executive officers.	Management	For	Voted - For
3.	To determine, in an advisory (non-binding) vote,
whether a stockholder vote to approve the
compensation of our named executive officers should
	occur every one, two or three years.	Management	1 Year	Voted - 1 Year
4.	To ratify the selection of Deloitte & Touche LLP as
the Company's independent registered public
accounting firm for the year ending December 31,
	2023.	Management	For	Voted - For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund

By:   /s/ Michael Beattie
Michael Beattie
President
Date:  August 8, 2023